UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 3.6%
General Dynamics Corp.	10,370	$1,546,271
L-3 Communications Holdings, Inc.	5,410	624,638

		2,170,909

Airlines 0.6%
American Airlines Group, Inc.	4,340	174,034
JetBlue Airways Corp. *	8,100	186,138

		360,172

Banks 6.4%
JPMorgan Chase & Co.	10,690	732,586
Regions Financial Corp.	18,640	193,670
Wells Fargo & Co.	50,220	2,906,231

		3,832,487

Beverages 1.2%
Coca-Cola Co. (The)	17,285	710,068

Biotechnology 3.6%
Biogen, Inc. *	1,750	557,865
Celgene Corp. *	2,580	338,625
Gilead Sciences, Inc.	10,730	1,264,638

		2,161,128

Capital Markets 2.4%
Affiliated Managers Group, Inc. *	2,220	461,538
Goldman Sachs Group, Inc. (The)	3,160	648,021
Lazard Ltd., Class A	5,410	299,768

		1,409,327

Chemicals 3.1%
Mosaic Co. (The)	14,850	637,659
PPG Industries, Inc.	11,320	1,226,862

		1,864,521

Commercial Services & Supplies 1.6%
KAR Auction Services, Inc.	24,380	949,113

Communications Equipment 2.6%
Cisco Systems, Inc.	53,550	1,521,891

Consumer Finance 1.1%
Discover Financial Services	11,575	646,001

Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B *	1,960	279,770
MSCI, Inc.	13,550	923,568
Voya Financial, Inc.	5,420	254,469

		1,457,807

Diversified Telecommunication Services 0.7%
Level 3 Communications, Inc. *	4,050	204,525
Verizon Communications, Inc.	4,650	217,574

		422,099

Electric Utilities 0.6%
American Electric Power Co., Inc.	6,650	376,191

Energy Equipment & Services 0.5%
Cameron International Corp. *	6,000	302,760

Food & Staples Retailing 1.9%
CVS Health Corp.	9,830	1,105,580

Food Products 2.1%
Mondelez International, Inc., Class A	23,400	1,056,042
Pinnacle Foods, Inc.	3,770	169,462

		1,225,504

Health Care Equipment & Supplies 1.4%
Abbott Laboratories	12,470	632,104
Sirona Dental Systems, Inc. *	1,950	202,371

		834,475

Health Care Providers & Services 3.8%
Aetna, Inc.	3,840	433,805
McKesson Corp.	5,345	1,178,947
UnitedHealth Group, Inc.	2,100	254,940
Universal Health Services, Inc., Class B	2,720	395,025

		2,262,717

Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	10,260	546,755
Darden Restaurants, Inc.	10,910	804,722
McDonald’s Corp.	2,155	215,198
Starwood Hotels & Resorts Worldwide, Inc.	3,595	285,659

		1,852,334

Household Durables 0.4%
GoPro, Inc., Class A *	3,980	247,158

Household Products 1.2%
Procter & Gamble Co. (The)	9,175	703,723

Independent Power and Renewable Electricity Producers 0.9%
NRG Energy, Inc.	9,570	214,847
TerraForm Power, Inc., Class A *	10,900	328,744

		543,591

Industrial Conglomerates 1.2%
General Electric Co.	26,540	692,694

Information Technology Services 4.9%
Amdocs Ltd.	10,645	624,329
Broadridge Financial Solutions, Inc.	3,610	195,915
Cognizant Technology Solutions Corp., Class A *	5,970	376,707
DST Systems, Inc.	6,500	709,475
PayPal Holdings, Inc. *	7,390	285,993
Xerox Corp.	67,850	747,707

		2,940,126

Insurance 1.9%
Allied World Assurance Co. Holdings AG	4,150	175,379
Lincoln National Corp.	10,200	574,464
Prudential Financial, Inc.	4,060	358,742

		1,108,585

Internet & Catalog Retail 2.1%
Amazon.com, Inc. *	1,720	922,178
Liberty Interactive Corp. QVC Group, Series A *	11,550	335,527

		1,257,705

Internet Software & Services 2.4%
eBay, Inc. *	7,390	207,807
Google, Inc., Class A *	1,315	864,612
Google, Inc., Class C *	606	379,120

		1,451,539

Life Sciences Tools & Services 1.8%
Illumina, Inc. *	2,430	532,899
Thermo Fisher Scientific, Inc.	3,940	549,748

		1,082,647

Machinery 0.5%
Snap-on, Inc.	1,750	288,400

Media 2.5%
Charter Communications, Inc., Class A *	2,150	399,599
Cinemark Holdings, Inc.	4,250	167,705
DISH Network Corp., Class A *	11,440	739,138
John Wiley & Sons, Inc., Class A	3,980	210,980

		1,517,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 0.5%
United States Steel Corp.	14,210	$276,669

Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	3,820	284,017
Chevron Corp.	13,460	1,190,941
EOG Resources, Inc.	3,420	263,990
HollyFrontier Corp.	4,350	209,931
Occidental Petroleum Corp.	6,531	458,476
Valero Energy Corp.	7,810	512,336
World Fuel Services Corp.	10,950	445,117
WPX Energy, Inc. *	37,430	325,641

		3,690,449

Pharmaceuticals 4.7%
Johnson & Johnson	8,680	869,823
Merck & Co., Inc.	6,660	392,673
Perrigo Co. PLC	900	172,980
Pfizer, Inc.	37,335	1,346,300

		2,781,776

Professional Services 1.5%
ManpowerGroup, Inc.	10,200	922,896

Real Estate Investment Trusts (REITs) 2.8%
BioMed Realty Trust, Inc.	34,250	737,745
Boston Properties, Inc.	2,270	279,845
Equity LifeStyle Properties, Inc.	3,910	226,311
Gaming and Leisure Properties, Inc.	13,700	448,675

		1,692,576

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	1,050	186,942

Road & Rail 1.7%
Union Pacific Corp.	10,480	1,022,743

Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc.	8,800	152,768
Skyworks Solutions, Inc.	4,520	432,428

		585,196

Software 3.9%
Adobe Systems, Inc. *	7,180	588,688
Microsoft Corp.	29,185	1,362,940
Oracle Corp.	9,118	364,173

		2,315,801

Specialty Retail 3.5%
Home Depot, Inc. (The)	9,443	1,105,114
Lowe’s Cos., Inc.	14,280	990,461

		2,095,575

Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	22,850	2,771,705
EMC Corp.	9,130	245,506

		3,017,211

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	2,020	232,744

Tobacco 2.3%
Altria Group, Inc.	12,650	687,907
Philip Morris International, Inc.	8,060	689,372

		1,377,279

Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc. *	14,740	527,692

Wireless Telecommunication Services 0.7%
SBA Communications Corp., Class A *	1,550	187,116
Telephone & Data Systems, Inc.	7,215	212,193

		399,309

Total Investments (cost $46,972,303) (a) — 98.0%		58,423,532
Other assets in excess of liabilities — 2.0%		1,205,871

NET ASSETS — 100.0%		$59,629,403

*	Denotes a non-income producing security.
(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $47,033,949, tax unrealized appreciation and depreciation were $12,666,251 and $(1,276,668), respectively.

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
12	E-Mini S&P 500	09/18/15	$1,259,040	$17,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$17,244

Total		$17,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 99.4%

	Principal Amount	Market Value
California 99.4%
Alhambra, Unified School District, Election 2004, GO, AGC Insured, Series B, 5.25%, 08/01/23	$1,150,000	$1,312,115
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	495,000	577,635
Series A, 5.00%, 08/01/21	475,000	559,631
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,429,340
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	400,655
Bay Area Toll Authority, San Francisco Bay Area, Prerefunded Balance, RB, Series F-1, 5.25%, 04/01/23	1,775,000	2,047,658
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	887,615
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	845,000	945,614
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	832,747
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	405,000	481,723
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, Series H, 5.00%, 05/01/21	1,065,000	1,186,218
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	1,290,000	1,436,828
California State, Department of Water Resources, Power Supply Revenue, RB, Sub-Series F-5, 5.00%, 05/01/22	1,325,000	1,473,294
California State, Department of Water Resources, Power Supply Revenue, Unrefunded, RB, Series H, 5.00%, 05/01/21	420,000	467,292
California State, Department of Water Resources, Power Supply Revenue, Unrefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	520,000	578,198
California State, Economic Recovery, Prerefunded Balance, GO Series A, 5.00%, 07/01/20	555,000	640,287
Series A, 5.25%, 07/01/21	4,000,000	4,653,000
California State, Educational Facilities Authority Revenue, Santa Clara University, RB 5.25%, 04/01/23	250,000	276,743
5.25%, 04/01/24	695,000	769,344
California State, GO 5.00%, 10/01/20	1,000,000	1,178,940
5.00%, 11/01/24	2,000,000	2,350,980
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB Series G, 5.00%, 12/01/17	1,525,000	1,676,905
Series G, 5.00%, 12/01/21	1,000,000	1,204,920
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,643,911
California State, Refunding, GO, AMBAC Insured, 5.00%, 11/01/17	1,000,000	1,096,350
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	366,333
California State, University, Systemwide, RB, Series A, 5.25%, 11/01/22	255,000	291,914
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	1,000,000	1,146,190
Series A, 5.00%, 11/01/26	1,500,000	1,715,115
California State, Various Purposes, GO 5.25%, 10/01/21	1,000,000	1,164,550
5.63%, 04/01/25	2,055,000	2,385,012
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	792,974
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO Series C, 5.25%, 08/01/24	450,000	524,385
Series C, 5.25%, 08/01/25	750,000	873,975
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,193,940
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,154,985
Citrus, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 06/01/25	545,000	631,481
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	606,855
Desert Sands, Unified School District, Election 2001, GO 5.25%, 08/01/20	610,000	689,007
5.25%, 08/01/22	825,000	931,854
5.50%, 08/01/25	590,000	670,777
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,488,687
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	854,460
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	605,000
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,190,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Gilroy, Unified School District, Election 2008, Prerefunded Balance, GO, AGC Insured Series A, 5.25%, 08/01/22	$1,945,000	$2,266,508
Series A, 6.00%, 08/01/25	1,400,000	1,672,468
Grant, Joint Union High School District, Election 2006, GO, AGM Insured, 5.00%, 08/01/21	975,000	1,069,770
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	2,972,580
Kern, High School District, Refunding, GO 4.00%, 08/01/18	455,000	495,450
4.00%, 08/01/19	740,000	821,696
5.00%, 08/01/22	885,000	1,057,734
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	250,000	301,602
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	414,593
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,116,252
Long Beach, Unified School District, Election 2008, GO, Series A, 5.25%, 08/01/25	1,640,000	1,871,191
Long Beach, Unified School District, Refunding, GO, Series B, 5.25%, 08/01/24	1,570,000	1,796,567
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,311,975
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	573,015
Series A, 5.00%, 05/15/23	1,000,000	1,165,010
Los Angeles, Community College District, Election 2003, Prerefunded Balance, GO, AGM Insured Series E, 5.00%, 08/01/17	1,000,000	1,047,220
Series E, 5.00%, 08/01/23	1,360,000	1,424,219
Los Angeles, Community College District, Election 2008, Prerefunded Balance, GO Series A, 5.50%, 08/01/22	1,695,000	1,991,761
Series A, 5.50%, 08/01/24	1,200,000	1,410,096
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,166,002
Los Angeles, GO, NATL-RE Insured, Series 2006-A, 5.00%, 09/01/24	1,000,000	1,048,550
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,411,442
Series A, 5.25%, 08/01/21	350,000	407,246
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,535,000	3,041,366
Los Angeles, Unified School District, Election 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,146,390
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,164,316
Los Angeles, Unified School District, Election 2008, Prerefunded Balance, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	709,233
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,280,000	1,566,989
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,839,928
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/18	1,425,000	1,593,677
Series A, 5.00%, 07/01/22	2,380,000	2,847,694
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,870,199
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,199,630
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,700,280
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	627,592
Series A, 5.00%, 07/01/21	750,000	888,998
Series A, 5.00%, 07/01/22	1,575,000	1,833,615
Mount Diablo, Unified School District, Election 2002, Refunding, GO Series B, 5.00%, 07/01/20	1,145,000	1,339,593
Series B-2, 5.00%, 07/01/24	2,000,000	2,381,520
Mount Diablo, Unified School District, Refunding, GO 5.00%, 08/01/23	2,125,000	2,469,951
5.00%, 08/01/26	300,000	343,482
Northern California Transmission Agency Revenue, California-Oregon Project, Refunding, RB, Series A, 5.00%, 05/01/22	1,200,000	1,346,952
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	606,035
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	865,217
Orange County, Sanitation District, COP, AGM Insured, Series B, 5.00%, 02/01/17	530,000	565,854
Orange County, Sanitation District, Prerefunded Balance, COP, AGM Insured, Series B, 5.00%, 02/01/23	2,350,000	2,510,623
Oxnard, School District, Election 2012, GO, Series D, 5.25%, 08/01/26	250,000	299,503
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	554,615
Paramount, Unified School District, Refunding, GO, 5.00%, 08/01/22	500,000	588,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	$2,240,000	$2,635,808
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,198,990
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	608,695
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,950,000	2,133,437
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	475,000	531,953
Series A, 5.00%, 06/01/22	1,525,000	1,694,046
Series A, 5.00%, 06/01/24	1,160,000	1,285,141
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,123,520
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,892,090
Series U, 5.00%, 08/15/24	595,000	665,389
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	1,140,000	1,298,209
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,223,505
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	441,511
Series A, 5.00%, 08/01/20	1,000,000	1,174,050
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	662,222
5.00%, 08/01/21	400,000	479,920
5.00%, 08/01/24	1,000,000	1,211,720
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,750,000	4,342,425
Series A, 5.25%, 05/15/26	1,675,000	1,940,387
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,141,820
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured 5.25%, 05/01/19	2,150,000	2,484,046
5.00%, 05/01/22	2,000,000	2,071,240
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,177,840
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	290,215
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB Series A, 5.00%, 11/01/22	250,000	301,808
Series A, 5.00%, 11/01/26	1,075,000	1,302,244
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	912,478
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,090,106
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	595,380
San Leandro, Unified School District, Refunding, GO, AGM Insured Series B, 5.00%, 08/01/24	1,000,000	1,195,840
Series A, 5.00%, 08/01/25	500,000	608,395
San Mateo Union High School District, Election 2006, GO Series 2013-A, 5.00%, 09/01/20	400,000	472,780
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,210,660
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	610,000	738,295
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,139,410
Santa Rosa, High School District, Refunding, GO, AGM Insured, 5.00%, 08/01/24	1,090,000	1,254,982
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,490,759
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,347,036
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,174,050
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	675,186
Torrance, Unified School District, Election 2008, Measure Z, Prerefunded Balance, GO, 5.50%, 08/01/25	1,000,000	1,175,940
Tracy, Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,772,370
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,201,000
University of California, Limited Project Revenue, Refunding, RB Series G, 5.00%, 05/15/22	935,000	1,122,935
Series G, 5.00%, 05/15/24	2,475,000	2,975,519

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)
	Principal Amount	Market Value
California (continued)
University of California, Prerefunded Balance, RB, Series O, 5.50%, 05/15/22	$2,000,000	$2,331,180
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	304,158
Upland, Unified School District, Refunding, GO Series C, 5.00%, 08/01/19	275,000	315,381
5.00%, 08/01/25	500,000	577,735
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	592,025
5.00%, 08/01/22	500,000	597,590
5.00%, 08/01/24	300,000	356,343
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,924,386

Total Municipal Bonds (cost $173,794,868)		184,565,721

Total Investments (cost $173,794,868) (a)(b) — 99.4%		184,565,721
Other assets in excess of liabilities — 0.6%		1,044,845

NET ASSETS — 100.0%		$185,610,566

(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $173,794,868, tax unrealized appreciation and depreciation were $10,852,876 and $(82,023), respectively.
(b)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2015, the percentage attributed to Assured Guaranty Municipal Corporation was 10.66%.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 5.8%

	Principal Amount	Market Value
Automobiles 1.8%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.49%, 01/15/21 (a)(b)	$919,285	$917,891
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (b)	4,670,000	4,774,949
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	573,230	573,001
Series 2014-2, Class A2, 1.05%, 03/20/20 (b)	3,918,614	3,908,985

		10,174,826

Credit Card 3.2%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,925,000	7,958,776
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,016,300

		17,975,076

Other 0.8%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	2,499,377	2,495,335
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	1,450,000	1,455,294
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	927,474	949,390

		4,900,019

Total Asset-Backed Securities (cost $32,992,967)		33,049,921

Collateralized Mortgage Obligations 1.0%

	Principal Amount	Market Value
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	544,218	550,422
Federal Home Loan Mortgage Corp. REMICS, Series 1666, Class J, 6.25%, 01/15/24	671,609	741,161
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	365,299	365,488
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	659,701	667,226
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	748,223	755,754
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	2,119,256	2,046,144
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	396,280	396,686

Total Collateralized Mortgage Obligations (cost $5,523,359)		5,522,881

Commercial Mortgage Backed Securities 3.9%

	Principal Amount	Market Value
Commercial Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,023,402	3,015,562
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	8,766,925	8,827,189
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	1,418,165	1,419,363
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,691,479	1,691,028
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	4,930,729	4,926,677
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	2,042,139	2,038,320

Total Commercial Mortgage Backed Securities (cost $22,075,890)		21,918,139

Corporate Bonds 53.1%

	Principal Amount	Market Value
Aerospace & Defense 0.9%
L-3 Communications Corp., 3.95%, 11/15/16	5,008,000	5,149,746

Airlines 1.1%
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.75%, 03/15/17	418,933	441,681
Series 2010-A, Class A, 4.75%, 01/12/21	2,304,205	2,419,415
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	2,120,921	2,290,595
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	976,901	1,003,766

		6,155,457

Auto Components 0.5%
Johnson Controls, Inc., 1.40%, 11/02/17	3,000,000	2,984,133

Automobiles 2.0%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	4,850,000	5,451,400
3.22%, 01/09/22	800,000	784,790
General Motors Co., 3.50%, 10/02/18	5,000,000	5,085,900

		11,322,090

Banks 14.0%
Bank of America Corp., 4.00%, 04/01/24	7,500,000	7,679,445
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	4,500,000	4,486,846
Bank of Nova Scotia, 1.30%, 07/21/17	6,000,000	6,017,310
BB&T Corp., 2.45%, 01/15/20	7,000,000	7,038,955
Capital One Financial Corp., 1.00%, 11/06/15	2,500,000	2,500,717
Capital One NA, 2.95%, 07/23/21	6,500,000	6,358,670
Citigroup, Inc., 3.88%, 10/25/23	5,000,000	5,124,040
3.75%, 06/16/24	2,400,000	2,407,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Fifth Third Bank, 1.45%, 02/28/18	$5,000,000	$4,958,125
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,848,957
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,442,363
KeyBank NA, 2.25%, 03/16/20	7,000,000	6,950,237
PNC Bank NA, 1.50%, 10/18/17	4,000,000	4,001,480
2.25%, 07/02/19	2,150,000	2,156,515
Royal Bank of Canada, 2.15%, 03/15/19	1,500,000	1,512,654
Wells Fargo & Co., 3.00%, 02/19/25	8,250,000	7,937,185

		79,420,610

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13 *	4,000,000	440,000

Chemicals 1.5%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,750,000	4,559,887
4.38%, 11/15/42	3,500,000	3,161,176
Ecolab, Inc., 2.25%, 01/12/20	1,000,000	995,353

		8,716,416

Consumer Finance 1.2%
American Express Co., 7.00%, 03/19/18	6,150,000	6,964,426

Diversified Financial Services 0.2%
Osprey Aircraft Leasing US-Three LLC, 2.21%, 06/21/25	1,148,921	1,148,468

Diversified Telecommunication Services 2.4%
AT&T, Inc., 3.40%, 05/15/25	3,750,000	3,582,225
Verizon Communications, Inc., 5.15%, 09/15/23	5,000,000	5,503,095
Verizon Maryland LLC, 8.00%, 10/15/29	1,020,000	1,234,542
Verizon New England, Inc., 7.88%, 11/15/29	2,425,000	3,129,215

		13,449,077

Electric Utilities 1.4%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	4,750,000	4,868,855
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,063,335

		7,932,190

Food & Staples Retailing 2.9%
CVS Caremark Corp., 2.75%, 12/01/22	5,750,000	5,553,729
CVS Health Corp., 3.88%, 07/20/25	1,750,000	1,780,152
Kroger Co. (The), 3.40%, 04/15/22	1,500,000	1,514,078
Walgreen Co., 3.10%, 09/15/22	6,850,000	6,654,515
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	1,265,000	1,185,205

		16,687,679

Food Products 1.2%
Kraft Heinz Foods Co., 3.95%, 07/15/25 (b)	3,000,000	3,040,605
Wm Wrigley Jr Co., 2.00%, 10/20/17 (b)	4,000,000	4,030,220

		7,070,825

Gas Utilities 4.3%
Enterprise Products Operating LLC, 3.90%, 02/15/24	5,350,000	5,350,107
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	650,000	626,335
Kinder Morgan, Inc., 7.80%, 08/01/31	5,500,000	6,216,116
Magellan Midstream Partners LP, 6.55%, 07/15/19	3,000,000	3,437,031
4.25%, 02/01/21	500,000	525,335
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/26	1,200,000	1,480,102
Williams Partners LP / ACMP Finance Corp., 6.13%, 07/15/22	1,400,000	1,469,846
Williams Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	5,650,000	5,533,186

		24,638,058

Health Care Providers & Services 3.9%
Becton, Dickinson and Co., 2.68%, 12/15/19	6,250,000	6,295,019
3.73%, 12/15/24	1,500,000	1,490,937
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	5,500,000	5,301,719
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,016,560
Quest Diagnostics, Inc., 3.50%, 03/30/25	4,250,000	4,057,186

		22,161,421

Information Technology Services 0.3%
International Business Machines Corp., 6.50%, 01/15/28	1,500,000	1,891,317

Insurance 0.5%
American International Group, Inc., 2.30%, 07/16/19	3,000,000	3,003,777

Media 3.1%
21st Century Fox America, Inc., 7.75%, 02/01/24	1,000,000	1,247,151
CCO Safari II LLC, 4.91%, 07/23/25 (b)	1,600,000	1,603,542
Comcast Corp., 5.70%, 07/01/19	5,000,000	5,682,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	3,000,000	3,084,561
TCI Communications, Inc., 7.13%, 02/15/28	125,000	163,581
Time Warner Cable, Inc., 8.25%, 04/01/19	3,250,000	3,821,951
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,420,000	1,767,737

		17,370,648

Metals & Mining 1.5%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	1,710,000	1,919,427
3.75%, 06/15/25	6,500,000	6,340,893

		8,260,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail 0.9%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	$5,000,000	$5,301,280

Oil, Gas & Consumable Fuels 3.5%
BP Capital Markets PLC, 2.32%, 02/13/20	4,250,000	4,256,536
Cimarex Energy Co., 5.88%, 05/01/22	2,215,000	2,347,900
4.38%, 06/01/24	1,900,000	1,838,250
ConocoPhillips, 6.50%, 02/01/39	2,350,000	2,924,298
ConocoPhillips Co., 3.35%, 11/15/24	2,325,000	2,293,257
Ensco PLC, 4.50%, 10/01/24 (c)	4,000,000	3,665,460
5.20%, 03/15/25 (c)	850,000	807,757
Petrobras Global Finance BV, 3.25%, 03/17/17	1,630,000	1,589,804

		19,723,262

Paper & Forest Products 1.5%
Georgia-Pacific LLC, 8.00%, 01/15/24	6,500,000	8,405,170

Pharmaceuticals 0.4%
AbbVie, Inc., 3.60%, 05/14/25	2,500,000	2,462,897

Real Estate Investment Trusts (REITs) 1.7%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,311,540
ERP Operating LP, 2.38%, 07/01/19	3,000,000	3,014,499
4.63%, 12/15/21	1,210,000	1,320,327

		9,646,366

Road & Rail 1.6%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	5,500,000	5,689,932
United Rentals North America, Inc., 4.63%, 07/15/23	3,200,000	3,156,000

		8,845,932

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.38%, 09/15/21	2,750,000	2,880,633

Total Corporate Bonds (cost $303,080,443)		302,032,198

Municipal Bonds 2.6%

	Principal Amount	Market Value
California 2.6%
California State, GO, 6.20%, 10/01/19	4,000,000	4,668,240
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	3,938,258
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	5,000,000	5,879,300

Total Municipal Bonds (cost $12,450,689)		14,485,798

Sovereign Bond 0.2%

	Principal Amount	Market Value
CANADA 0.2%
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,000,000	1,345,477

Total Sovereign Bond (cost $1,020,918)		1,345,477

U.S. Government Mortgage Backed Agencies 14.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	30,965	31,759
Pool# G11401 6.00%, 09/01/17	130,207	134,299
Pool# E01252 6.00%, 11/01/17	50,232	51,882
Pool# B14038 4.50%, 05/01/19	135,528	141,249
Pool# B15759 4.50%, 07/01/19	496,846	517,950
Pool# G11678 4.50%, 04/01/20	62,199	65,205
Pool# G11769 5.00%, 10/01/20	125,706	134,109
Pool# G13201 4.50%, 07/01/23	404,569	430,140
Pool# J15482 4.00%, 05/01/26	1,360,464	1,449,434
Pool# J20465 2.50%, 09/01/27	4,111,650	4,212,004
Pool# J23807 3.00%, 05/01/28	4,103,245	4,268,962
Pool# V60563 3.00%, 06/01/29	15,375,864	16,012,401
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.39%, 12/01/34 (a)	1,142,992	1,216,301
Pool# 848134 2.32%, 06/01/39 (a)	291,946	311,543
Federal National Mortgage Association Pool
Pool# 357119 6.00%, 05/01/16	19,978	20,167
Pool# 254003 6.00%, 10/01/16	36,878	37,626
Pool# 566881 5.50%, 01/01/17	28,453	29,034
Pool# 623489 5.50%, 02/01/17	10,925	11,131
Pool# 555170 6.00%, 11/01/17	76,567	78,547
Pool# 254546 5.50%, 12/01/17	169,036	175,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 555872 5.00%, 11/01/18	$44,354	$46,431
Pool# 735521 5.50%, 03/01/20	1,128,605	1,194,509
Pool# 292234 8.00%, 08/01/24	1,426	1,431
Pool# 931892 4.50%, 09/01/24	1,027,660	1,107,500
Pool# 293495 8.00%, 09/01/24	307	315
Pool# AD6156 4.00%, 05/01/25	342,904	363,179
Pool# 303300 8.50%, 05/01/25	8,568	9,831
Pool# AE3066 3.50%, 09/01/25	2,154,550	2,278,237
Pool# AE0552 5.00%, 09/01/25	1,147,007	1,247,321
Pool# AE5487 3.50%, 10/01/25	952,546	1,007,161
Pool# 342718 6.50%, 05/01/26	49,861	57,228
Pool# AJ4093 3.50%, 10/01/26	2,742,991	2,901,101
Pool# 250764 7.50%, 12/01/26	68,197	81,899
Pool# AB5710 2.50%, 07/01/27	4,732,330	4,847,423
Pool# AP9771 3.00%, 10/01/27	1,286,051	1,337,790
Pool# 251497 6.00%, 12/01/27	416	472
Pool# 402854 6.00%, 12/01/27	9,708	10,998
Pool# 415652 6.50%, 03/01/28	4,963	5,696
Pool# 421427 6.50%, 04/01/28	51,231	58,800
Pool# AT7857 2.50%, 06/01/28	7,176,193	7,351,389
Pool# 432037 6.00%, 07/01/28	67,653	76,645
Pool# 437979 6.00%, 08/01/28	33,396	37,835
Pool# 446099 6.00%, 10/01/28	11,652	13,200
Pool# 440738 6.00%, 12/01/28	87,126	99,746
Pool# 450653 6.00%, 12/01/28	82,851	93,941
Pool# 453865 6.00%, 12/01/28	46,388	52,556
Pool# 252212 6.50%, 01/01/29	161,038	187,602
Pool# 484939 6.50%, 06/01/29	46,554	53,432
Pool# 504076 6.50%, 06/01/29	69,162	79,904
Pool# 252570 6.50%, 07/01/29	76,176	89,129
Pool# 506638 6.50%, 08/01/29	27,476	31,535
Pool# AL6825 3.00%, 05/01/30	11,812,425	12,315,256
Pool# 535300 6.50%, 05/01/30	85,517	100,111
Pool# 539932 7.00%, 05/01/30	8,190	8,188
Pool# 524343 8.00%, 06/01/30	4,570	4,815
Pool# 725027 5.00%, 11/01/33	1,286,925	1,428,786
Pool# 725205 5.00%, 03/01/34	432,660	480,403
Pool# 829431 2.22%, 01/01/36 (a)	1,848,897	1,970,919
Pool# AS4786 3.00%, 04/01/45	9,174,800	9,244,405
Government National Mortgage Association I Pool
Pool# 348637 7.50%, 05/15/23	27,134	29,642
Pool# 354696 6.50%, 12/15/23	11,764	13,424
Pool# 369270 6.50%, 12/15/23	3,104	3,543
Pool# 368335 6.50%, 01/15/24	4,884	5,573
Pool# 359986 7.50%, 01/15/24	842	845
Pool# 362734 7.50%, 01/15/24	455	471
Pool# 368677 7.50%, 01/15/24	16,575	18,312
Pool# 371909 6.50%, 02/15/24	34,717	39,616
Pool# 392055 7.00%, 04/15/24	9,953	10,065
Pool# 442138 8.00%, 11/15/26	65,483	75,667
Pool# 439463 8.00%, 12/15/26	27,059	29,993
Pool# 399109 7.50%, 02/15/27	13,132	14,842
Pool# 435777 7.50%, 02/15/27	3,785	3,863
Pool# 445661 7.50%, 07/15/27	10,031	10,884
Pool# 443887 7.50%, 08/15/27	6,562	6,773
Pool# 450591 7.50%, 08/15/27	959	1,008
Pool# 453295 7.50%, 08/15/27	528	565
Pool# 455381 7.50%, 08/15/27	6,864	7,739
Pool# 446699 6.00%, 08/15/28	39,089	44,943
Pool# 460906 6.00%, 09/15/28	15,140	17,106
Pool# 482748 6.00%, 09/15/28	98,665	111,475
Pool# 476969 6.50%, 01/15/29	39,260	44,800
Pool# 781029 6.50%, 05/15/29	189,091	221,486
Pool# 503106 6.50%, 06/15/29	14,107	16,098

Total U.S. Government Mortgage Backed Agencies (cost $79,004,087)		80,335,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Treasury Bond 1.1%

	Principal Amount	Market Value
U.S. Treasury Bond, 4.75%, 02/15/37	$4,550,000	$6,076,384

Total U.S. Treasury Bond (cost $5,872,762)		6,076,384

U.S. Treasury Notes 16.7%

	Principal Amount	Market Value
U.S. Treasury Notes 0.63%, 06/30/17	1,250,000	1,249,414
0.50%, 07/31/17	1,250,000	1,245,507
1.13%, 06/15/18	4,250,000	4,269,924
1.50%, 01/31/19	5,825,000	5,888,254
1.50%, 02/28/19	23,350,000	23,585,321
1.13%, 04/30/20	2,000,000	1,963,594
1.38%, 05/31/20	10,000,000	9,924,220
1.63%, 06/30/20	3,420,000	3,434,162
3.13%, 05/15/21	7,560,000	8,127,000
2.13%, 06/30/21	15,000,000	15,285,930
2.00%, 02/15/23	10,000,000	9,988,280
2.75%, 11/15/23	2,000,000	2,101,250
2.75%, 02/15/24	7,500,000	7,865,625

Total U.S. Treasury Notes (cost $93,788,470)		94,928,481

Mutual Fund 0.0% †

	Shares	Market Value
Money Market Fund 0.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (d)(e)	234,107	234,107

Total Mutual Fund (cost $234,107)		234,107

Repurchase Agreement 0.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $4,366,714, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $4,454,004. (e)	$4,366,671	4,366,671

Total Repurchase Agreement (cost $4,366,671)		4,366,671

Total Investments (cost $560,410,363) (f) — 99.3%		564,295,276
Other assets in excess of liabilities — 0.7%		4,103,641

NET ASSETS — 100.0%		$568,398,917

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $29,131,676 which represents 5.13% of net assets.
(c)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $4,504,841.
(d)	Represents 7-day effective yield as of July 31, 2015.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $4,600,778.
(f)	At July 31, 2015, the tax basis cost of the Fund’s investments was $560,410,363, tax unrealized appreciation and depreciation were $10,865,287 and $(6,980,374), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$33,049,921	$—	$33,049,921
Collateralized Mortgage Obligations	—	5,522,881	—	5,522,881
Commercial Mortgage Backed Securities	—	21,918,139	—	21,918,139
Corporate Bonds	—	302,032,198	—	302,032,198
Municipal Bonds	—	14,485,798	—	14,485,798
Mutual Fund	234,107	—	—	234,107
Repurchase Agreement	—	4,366,671	—	4,366,671
Sovereign Bond	—	1,345,477	—	1,345,477
U.S. Government Mortgage Backed Agencies	—	80,335,219	—	80,335,219
U.S. Treasury Bond	—	6,076,384	—	6,076,384
U.S. Treasury Notes	—	94,928,481	—	94,928,481

Total	$234,107	$564,061,169	$—	$564,295,276

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

Common Stocks 64.9%

	Shares	Market Value
Aerospace & Defense 1.0%
Honeywell International, Inc.	1,407	$147,805

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	635	64,999

Banks 6.5%
Citigroup, Inc.	2,594	151,645
U.S. Bancorp	7,304	330,214
Wells Fargo & Co.	8,753	506,536

		988,395

Beverages 0.6%
Anheuser-Busch InBev NV ADR-BE	795	95,042

Biotechnology 3.0%
Amgen, Inc.	807	142,508
Celgene Corp. *	654	85,838
Gilead Sciences, Inc.	1,922	226,527

		454,873

Capital Markets 1.1%
Charles Schwab Corp. (The)	4,726	164,843

Chemicals 2.7%
Ecolab, Inc.	2,313	267,869
International Flavors & Fragrances, Inc.	1,224	141,482

		409,351

Commercial Services & Supplies 0.8%
Stericycle, Inc. *	908	128,001

Electric Utilities 0.6%
ITC Holdings Corp.	2,560	86,477

Electronic Equipment, Instruments & Components 0.9%
FEI Co.	1,539	132,308

Energy Equipment & Services 1.0%
Halliburton Co.	1,807	75,514
Schlumberger Ltd.	924	76,526

		152,040

Food & Staples Retailing 3.3%
Costco Wholesale Corp.	1,016	147,625
CVS Health Corp.	1,599	179,840
Walgreens Boots Alliance, Inc.	1,718	166,010

		493,475

Food Products 0.6%
Mondelez International, Inc., Class A	2,045	92,291

Health Care Equipment & Supplies 0.9%
Medtronic PLC	1,793	140,553

Hotels, Restaurants & Leisure 3.9%
Cheesecake Factory, Inc. (The)	1,924	111,092
Chipotle Mexican Grill, Inc. *	168	124,695
Marriott International, Inc., Class A	1,666	120,968
Starbucks Corp.	3,909	226,448

		583,203

Household Products 0.5%
Procter & Gamble Co. (The)	1,051	80,612

Industrial Conglomerates 2.1%
Danaher Corp.	3,472	317,896

Information Technology Services 0.8%
MasterCard, Inc., Class A	524	51,038
Visa, Inc., Class A	1,009	76,018

		127,056

Insurance 1.1%
Arch Capital Group Ltd. *	2,304	164,413

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	125	67,019
Priceline Group, Inc. (The) *	80	99,485

		166,504

Internet Software & Services 2.6%
Facebook, Inc., Class A *	1,846	173,543
Google, Inc., Class A *	330	212,574

		386,117

Life Sciences Tools & Services 1.3%
Quintiles Transnational Holdings, Inc. *	2,510	192,567

Media 0.9%
Twenty-First Century Fox, Inc., Class A	3,714	128,096

Multiline Retail 0.8%
Dollar Tree, Inc. *	1,589	123,990

Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	961	71,450
Chevron Corp.	462	40,878
EOG Resources, Inc.	1,347	103,975
Exxon Mobil Corp.	1,204	95,369
Imperial Oil Ltd.	3,220	119,204

		430,876

Pharmaceuticals 4.8%
Allergan PLC *	566	187,431
Bristol-Myers Squibb Co.	1,563	102,595
Johnson & Johnson	418	41,888
Merck & Co., Inc.	2,272	133,957
Pfizer, Inc.	2,836	102,266
Roche Holding AG ADR-CH	4,509	162,820

		730,957

Professional Services 2.6%
Equifax, Inc.	2,123	216,822
Verisk Analytics, Inc., Class A *	2,191	171,139

		387,961

Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	2,220	211,144
Equinix, Inc.	677	188,822

		399,966

Road & Rail 1.3%
J.B. Hunt Transport Services, Inc.	2,345	197,261

Semiconductors & Semiconductor Equipment 1.3%
Analog Devices, Inc.	496	28,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	4,209	$172,569

		201,501

Software 3.5%
Adobe Systems, Inc. *	1,748	143,319
ANSYS, Inc. *	1,507	141,884
Microsoft Corp.	5,086	237,516

		522,719

Specialty Retail 2.9%
Home Depot, Inc. (The)	1,804	211,122
Ross Stores, Inc.	1,804	95,901
TJX Cos., Inc. (The)	1,847	128,957

		435,980

Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	2,095	254,123
Electronics For Imaging, Inc. *	2,861	130,748

		384,871

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	1,451	167,184

Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	570	130,365

Total Common Stocks (cost $7,770,656)		9,810,548

Asset-Backed Securities 1.7%

	Principal Amount	Market Value
Automobiles 0.8%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.49%, 01/15/21 (a)(b)	$18,386	18,358
Enterprise Fleet Financing LLC
Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	14,591	14,586
Series 2014-2, Class A2, 1.05%, 03/20/20 (b)	94,424	94,192

		127,136

Credit Card 0.9%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	130,000	130,554

Total Asset-Backed Securities (cost $257,379)		257,690

Collateralized Mortgage Obligation 0.1%

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	7,387	7,395

Total Collateralized Mortgage Obligation (cost $7,462)		7,395

Commercial Mortgage Backed Securities 2.3%

	Principal Amount	Market Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46 (b)	189,778	191,083
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A1 1.23%, 11/15/45	70,908	70,968
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1 1.31%, 08/15/46	86,809	86,737

Total Commercial Mortgage Backed Securities (cost $353,610)		348,788

Corporate Bonds 14.9%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
L-3 Communications Corp., 3.95%, 11/15/16	75,000	77,123

Airlines 1.2%
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	76,807	80,647
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	95,969	103,647

		184,294

Automobiles 1.1%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	75,000	84,300
General Motors Co., 3.50%, 10/02/18	75,000	76,288

		160,588

Banks 1.6%
Capital One NA, 2.95%, 07/23/21	90,000	88,043
First Republic Bank, 2.38%, 06/17/19	50,000	49,982
JPMorgan Chase & Co., 3.20%, 01/25/23	100,000	99,231

		237,256

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13 *	125,000	13,750

Chemicals 0.4%
Dow Chemical Co. (The), 4.38%, 11/15/42	63,000	56,901

Diversified Telecommunication Services 0.7%
Verizon Maryland LLC, 8.00%, 10/15/29	35,000	42,362

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Verizon New England, Inc., 7.88%, 11/15/29	$50,000	$64,520

		106,882

Electric Utilities 0.5%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	80,000	82,002

Food & Staples Retailing 0.3%
Kroger Co. (The), 3.40%, 04/15/22	30,000	30,282
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	20,000	18,738

		49,020

Food Products 0.4%
WM Wrigley Jr Co., 2.40%, 10/21/18 (b)	60,000	60,781

Gas Utilities 2.3%
Enterprise Products Operating LLC, 3.90%, 02/15/24	70,000	70,002
Kinder Morgan, Inc., 7.80%, 08/01/31	75,000	84,765
Magellan Midstream Partners LP, 6.55%, 07/15/19	100,000	114,568
Williams Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	75,000	73,449

		342,784

Health Care Providers & Services 0.7%
Becton, Dickinson and Co., 3.73%, 12/15/24	25,000	24,849
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	85,000	81,936

		106,785

Information Technology Services 0.4%
International Business Machines Corp., 6.50%, 01/15/28	50,000	63,044

Media 1.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	55,000	56,550
TCI Communications, Inc., 7.13%, 02/15/28	100,000	130,865
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	50,000	62,244

		249,659

Metals & Mining 0.5%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	75,000	73,164

Multiline Retail 0.3%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	50,000	53,013

Oil, Gas & Consumable Fuels 0.7%
Cimarex Energy Co., 5.88%, 05/01/22	75,000	79,500
Petrobras Global Finance BV, 3.25%, 03/17/17	25,000	24,383

		103,883

Paper & Forest Products 0.9%
Georgia-Pacific LLC, 8.00%, 01/15/24	100,000	129,310

Road & Rail 0.3%
United Rentals North America, Inc., 4.63%, 07/15/23	50,000	49,313

Technology Hardware, Storage & Peripherals 0.3%
Hewlett-Packard Co., 4.38%, 09/15/21	45,000	47,138

Total Corporate Bonds (cost $2,300,868)		2,246,690

Municipal Bonds 2.4%

	Principal Amount	Market Value
California 2.4%
California State, GO, 6.20%, 10/01/19	100,000	116,706
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	50,000	67,901
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	150,000	176,379

Total Municipal Bonds (cost $322,360)		360,986

U.S. Government Mortgage Backed Agencies 5.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13868 4.50%, 07/01/25	68,406	73,169
Pool# V60563 3.00%, 06/01/29	193,694	201,712
Federal National Mortgage Association Pool
Pool# 725414 4.50%, 05/01/19	31,517	32,941
Pool# AE3066 3.50%, 09/01/25	39,066	41,309
Pool# AB5710 2.50%, 07/01/27	161,690	165,623
Pool# AB8993 2.50%, 04/01/28	215,209	220,476
Pool# 725205 5.00%, 03/01/34	31,466	34,938

Total U.S. Government Mortgage Backed Agencies (cost $757,981)		770,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

U.S. Treasury Bond 0.4%

	Principal Amount	Market Value
U.S. Treasury Bond, 4.75%, 02/15/37	$50,000	$66,774

Total U.S. Treasury Bond (cost $64,606)		66,774

U.S. Treasury Notes 6.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.13%, 06/15/18	400,000	401,875
1.38%, 05/31/20	200,000	198,484
2.00%, 02/15/23	200,000	199,766
2.13%, 05/15/25	200,000	198,625

Total U.S. Treasury Notes (cost $990,671)		998,750

Total Investments (cost $12,825,593) (c) — 98.4%		14,867,789
Other assets in excess of liabilities — 1.6%		242,974

NET ASSETS — 100.0%		$15,110,763

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $379,000 which represents 2.51% of net assets.
(c)	At July 31, 2015, the tax basis cost of the Fund’s investments was $12,836,479, tax unrealized appreciation and depreciation were $2,272,521 and $(241,211), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
BE	Belgium
BV	Private Limited Liability Company
CH	Switzerland
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$257,690	$—	$257,690
Collateralized Mortgage Obligation	—	7,395	—	7,395
Commercial Mortgage Backed Securities	—	348,788	—	348,788
Common Stocks	9,810,548	—	—	9,810,548
Corporate Bonds	—	2,246,690	—	2,246,690
Municipal Bonds	—	360,986	—	360,986
U.S. Government Mortgage Backed Agencies	—	770,168	—	770,168
U.S. Treasury Bond	—	66,774	—	66,774
U.S. Treasury Notes	—	998,750	—	998,750

Total	$9,810,548	$5,057,241	$—	$14,867,789

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.3%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.95%, 02/15/51 (a)	$100,000	$107,173

Total Commercial Mortgage Backed Security (cost $79,254)		107,173

Corporate Bonds 93.6%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
TransDigm, Inc., 6.00%, 07/15/22	100,000	99,750

Airlines 0.5%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	182,875

Auto Components 1.9%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	200,000	209,000
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	100,000	105,875
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (b)(c)	200,000	207,000
Tenneco, Inc., 5.38%, 12/15/24	75,000	77,437
ZF North America Capital, Inc., 4.75%, 04/29/25 (c)	150,000	146,625

		745,937

Automobiles 1.1%
General Motors Co., 6.25%, 10/02/43	150,000	163,782
General Motors Financial Co., Inc., 4.38%, 09/25/21	250,000	256,238

		420,020

Banks 3.8%
CIT Group, Inc., 5.50%, 02/15/19 (c)	285,000	301,388
Credit Agricole SA, 7.88%, 01/23/24 (c)(d)	200,000	207,504
HSBC Holdings PLC, 6.38%, 09/17/24 (d)	200,000	201,250
ING Groep NV, 6.50%, 04/16/25 (d)	200,000	196,250
Lloyds Banking Group PLC 7.50%, 06/27/24 (d)	250,000	260,625
6.41%, 10/01/35 (c)(d)	200,000	223,500
RBS Capital Trust II, 6.43%, 01/03/34 (d)	75,000	83,250

		1,473,767

Building Products 1.7%
Builders FirstSource, Inc., 7.63%, 06/01/21 (c)	100,000	104,000
Building Materials Corp. of America 6.75%, 05/01/21 (c)	100,000	105,000
5.38%, 11/15/24 (c)	50,000	50,120
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20 (c)	100,000	108,000
USG Corp. 5.88%, 11/01/21 (c)	250,000	261,875
5.50%, 03/01/25 (c)	25,000	25,062

		654,057

Capital Markets 1.2%
Credit Suisse Group AG, 7.50%, 12/11/23 (c)(d)	200,000	213,000
E*TRADE Financial Corp., 5.38%, 11/15/22	50,000	52,125
KCG Holdings, Inc., 6.88%, 03/15/20 (c)	200,000	190,000

		455,125

Chemicals 2.2%
Basell Finance Co. BV, 8.10%, 03/15/27 (c)	40,000	52,469
INEOS Group Holdings SA, 6.13%, 08/15/18 (c)	200,000	203,500
NOVA Chemicals Corp., 5.25%, 08/01/23 (c)	125,000	125,000
SPCM SA, 6.00%, 01/15/22 (c)	200,000	204,500
WR Grace & Co.-Conn, 5.13%, 10/01/21 (c)	275,000	277,750

		863,219

Commercial Services & Supplies 2.4%
ADT Corp. (The), 6.25%, 10/15/21	150,000	159,000
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	76,792
ExamWorks Group, Inc., 5.63%, 04/15/23	125,000	128,281
Premier Graphics, Inc., 11.50%, 12/01/05 (e)(f)(g)	4,250,000	0
RR Donnelley & Sons Co. 7.88%, 03/15/21	75,000	84,750
6.00%, 04/01/24	100,000	101,000
ServiceMaster Co., 7.00%, 08/15/20	97,000	102,219
TerraForm Power Operating LLC, 5.88%, 02/01/23 (c)	50,000	50,469
TMS International Corp., 7.63%, 10/15/21 (c)	225,000	218,130

		920,641

Communications Equipment 0.4%
Avaya, Inc., 7.00%, 04/01/19 (c)	100,000	96,500
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (c)	50,000	49,375

		145,875

Construction & Engineering 0.4%
AECOM Technology Corp., 5.88%, 10/15/24 (c)	150,000	152,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Construction Materials 0.7%
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (c)	$75,000	$74,438
Vulcan Materials Co. 7.50%, 06/15/21	100,000	115,500
4.50%, 04/01/25	100,000	99,500

		289,438

Consumer Finance 3.7%
Ally Financial, Inc. 4.13%, 03/30/20	100,000	100,750
4.13%, 02/13/22	50,000	49,250
4.63%, 05/19/22	150,000	149,625
Credit Acceptance Corp., 7.38%, 03/15/23 (c)	150,000	154,500
International Lease Finance Corp. 7.13%, 09/01/18 (c)	250,000	279,062
5.88%, 04/01/19	175,000	187,250
SLM Corp. 5.50%, 01/15/19	125,000	122,188
8.00%, 03/25/20	225,000	234,000
Springleaf Finance Corp., 6.90%, 12/15/17	140,000	149,100

		1,425,725

Containers & Packaging 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 01/31/21 (c)	225,000	230,625
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	100,000	97,000
Graphic Packaging International, Inc. 4.75%, 04/15/21	125,000	127,631
4.88%, 11/15/22	25,000	25,063
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22 (c)	75,000	75,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.25%, 02/15/21	200,000	207,500
Sealed Air Corp., 5.50%, 09/15/25 (c)	100,000	102,125

		864,944

Distributors 0.6%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (c)	125,000	127,500
HD Supply, Inc., 5.25%, 12/15/21 (c)	100,000	103,000

		230,500

Diversified Financial Services 2.8%
Horizon Pharma Financing, Inc., 6.63%, 05/01/23 (c)	200,000	210,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	175,000	184,188
Interactive Data Corp., 5.88%, 04/15/19 (c)	100,000	101,375
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20 (c)	200,000	200,000
Quicken Loans, Inc., 5.75%, 05/01/25 (c)	200,000	193,500
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	205,900

		1,094,963

Diversified Telecommunication Services 5.1%
Altice Financing SA, 6.63%, 02/15/23 (c)	200,000	206,000
Altice SA, 7.75%, 05/15/22 (c)	200,000	201,500
CenturyLink, Inc., Series S, 6.45%, 06/15/21	205,000	209,100
CenturyLink, Inc., Series W, 6.75%, 12/01/23	75,000	75,188
Frontier Communications Corp. 8.50%, 04/15/20	100,000	103,500
6.88%, 01/15/25	25,000	21,281
Level 3 Financing, Inc. 6.13%, 01/15/21	75,000	78,656
5.38%, 08/15/22	79,000	79,790
Sprint Capital Corp. 6.90%, 05/01/19	175,000	171,500
8.75%, 03/15/32	75,000	70,969
Telecom Italia SpA, 5.30%, 05/30/24 (c)	200,000	201,000
Virgin Media Secured Finance PLC, 5.25%, 01/15/26 (c)	200,000	193,000
Wind Acquisition Finance SA, 4.75%, 07/15/20 (c)	200,000	204,500
Windstream Corp., 7.75%, 10/01/21	200,000	169,000

		1,984,984

Electric Utilities 0.5%
AES Corp. (The), 8.00%, 06/01/20	100,000	116,375
FirstEnergy Corp., Series C, 7.38%, 11/15/31	75,000	92,007

		208,382

Electrical Equipment 0.7%
Anixter, Inc., 5.13%, 10/01/21	150,000	151,312
Belden, Inc., 5.25%, 07/15/24 (c)	125,000	122,813

		274,125

Electronic Equipment & Instruments 0.3%
Flextronics International Ltd., 5.00%, 02/15/23	100,000	101,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electronic Equipment, Instruments & Components 0.3%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	$100,000	$100,500

Energy Equipment & Services 0.4%
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (c)	25,000	24,938
SESI LLC, 7.13%, 12/15/21	115,000	119,600

		144,538

Food & Staples Retailing 0.8%
CST Brands, Inc., 5.00%, 05/01/23	25,000	24,875
Rite Aid Corp., 9.25%, 03/15/20	150,000	162,967
Roundy’s Supermarkets, Inc., 10.25%, 12/15/20 (c)	125,000	105,000

		292,842

Food Products 0.8%
Agrokor DD, 8.88%, 02/01/20 (c)	100,000	108,058
Dean Foods Co., 6.50%, 03/15/23 (c)	100,000	102,375
Diamond Foods, Inc., 7.00%, 03/15/19 (c)	100,000	102,250

		312,683

Gas Utilities 2.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (c)	50,000	50,250
Genesis Energy LP, 5.63%, 06/15/24	150,000	139,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.50%, 07/15/23	50,000	48,625
4.88%, 12/01/24	50,000	48,750
Sabine Pass Liquefaction LLC 5.62%, 02/01/21	300,000	306,000
5.62%, 04/15/23	300,000	297,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.13%, 11/15/19 (c)	100,000	100,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	123,000	126,690

		1,116,440

Health Care Equipment & Supplies 0.3%
Hologic, Inc., 5.25%, 07/15/22 (c)	100,000	103,250

Health Care Providers & Services 5.2%
Amsurg Corp., 5.63%, 07/15/22	150,000	154,282
CHS/Community Health Systems, Inc. 7.13%, 07/15/20	225,000	239,625
5.13%, 08/01/21	75,000	77,812
6.88%, 02/01/22	100,000	107,000
DaVita HealthCare Partners, Inc. 5.13%, 07/15/24	125,000	125,965
5.00%, 05/01/25	75,000	74,156
Envision Healthcare Corp., 5.13%, 07/01/22 (c)	100,000	101,000
HCA, Inc. 7.50%, 02/15/22	100,000	116,500
5.88%, 03/15/22	100,000	109,625
5.00%, 03/15/24	50,000	52,063
5.38%, 02/01/25	50,000	51,125
Hologic, Inc., 6.25%, 08/01/20	100,000	103,125
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 08/01/22 (c)	100,000	104,250
5.50%, 04/15/25 (c)	25,000	25,188
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (c)	150,000	155,250
Service Corp. International, 5.38%, 05/15/24	100,000	106,000
Tenet Healthcare Corp. 6.00%, 10/01/20	200,000	217,500
8.13%, 04/01/22	75,000	84,141

		2,004,607

Hotels, Restaurants & Leisure 4.0%
ARAMARK Corp., 5.75%, 03/15/20	125,000	130,625
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	100,000	103,125
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (c)	125,000	132,500
MGM Resorts International, 6.00%, 03/15/23	150,000	152,625
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	200,000	207,240
7.50%, 10/15/27	75,000	87,465
Scientific Games International, Inc., 10.00%, 12/01/22	225,000	218,531
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (c)	100,000	110,000
Speedway Motorsports, Inc., 5.13%, 02/01/23	100,000	99,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (c)	175,000	166,688
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (c)(g)	65,000	33,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 03/15/22	100,000	100,875

		1,542,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Durables 1.6%
DR Horton, Inc., 4.38%, 09/15/22	$125,000	$123,750
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)	175,000	176,750
KB Home, 7.25%, 06/15/18	150,000	161,625
Standard Pacific Corp., 8.38%, 01/15/21	150,000	176,625

		638,750

Household Products 0.8%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (b)(c)	175,000	182,437
Energizer Holdings, Inc., 5.50%, 06/15/25 (c)	50,000	48,875
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	80,250

		311,562

Industrial Conglomerates 0.1%
Bombardier, Inc., 5.50%, 09/15/18 (c)	50,000	47,000

Information Technology Services 1.2%
First Data Corp. 12.63%, 01/15/21	300,000	347,250
10.63%, 06/15/21	97,000	108,155

		455,405

Insurance 0.9%
AXA SA, 6.38%, 12/14/36 (c)(d)	150,000	159,375
HUB International Ltd., 7.88%, 10/01/21 (c)	100,000	102,125
Liberty Mutual Group, Inc., 10.75%, 06/15/58 (a)(c)	65,000	98,800

		360,300

Internet & Catalog Retail 0.4%
Netflix, Inc. 5.50%, 02/15/22 (c)	100,000	104,000
5.88%, 02/15/25 (c)	50,000	52,500

		156,500

Internet Software & Services 0.3%
Equinix, Inc., 5.38%, 04/01/23	125,000	126,238

Leisure Products 0.2%
Brunswick Corp., 4.63%, 05/15/21 (c)	75,000	74,625

Life Sciences Tools & Services 0.1%
Quintiles Transnational Corp., 4.88%, 05/15/23 (c)	50,000	50,719

Machinery 1.8%
Case New Holland, Inc., 7.88%, 12/01/17	225,000	248,062
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	200,000	211,750
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	150,000	157,687
Meritor, Inc., 6.25%, 02/15/24	75,000	75,188

		692,687

Marine 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (c)	125,000	123,125
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/22 (c)	150,000	127,875
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	125,000	107,500

		358,500

Media 9.7%
Cablevision Systems Corp., 5.88%, 09/15/22	50,000	47,375
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 04/30/21	175,000	182,984
6.63%, 01/31/22	150,000	158,438
CCO Safari II LLC, 4.91%, 07/23/25 (c)	100,000	100,221
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)	75,000	69,656
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	98,375
Cogeco Cable, Inc., 4.88%, 05/01/20 (c)	125,000	129,063
DISH DBS Corp. 7.88%, 09/01/19	375,000	419,531
5.88%, 11/15/24	50,000	48,500
Gannett Co., Inc. 5.13%, 07/15/20	125,000	130,313
6.38%, 10/15/23	100,000	105,750
iHeartCommunications, Inc. 9.00%, 12/15/19	200,000	192,250
9.00%, 03/01/21	100,000	90,500
Intelsat Jackson Holdings SA 7.25%, 10/15/20	300,000	297,375
5.50%, 08/01/23	100,000	90,750
Intelsat Luxembourg SA, 7.75%, 06/01/21	50,000	39,750
Lamar Media Corp., 5.38%, 01/15/24	125,000	127,500
McClatchy Co. (The), 9.00%, 12/15/22	100,000	92,063
Numericable Group SA, 4.88%, 05/15/19 (c)	200,000	203,000
Sirius XM Radio, Inc. 5.88%, 10/01/20 (c)	225,000	236,250
5.75%, 08/01/21 (c)	75,000	78,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 01/15/23 (c)	$275,000	$280,156
5.00%, 01/15/25 (c)	200,000	197,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	200,000	211,790
WMG Acquisition Corp., 6.00%, 01/15/21 (c)	135,000	138,375

		3,764,965

Metals & Mining 3.4%
AK Steel Corp., 7.63%, 10/01/21	75,000	52,875
Alcoa, Inc., 5.13%, 10/01/24	175,000	175,875
ArcelorMittal 7.75%, 10/15/39	300,000	289,500
7.50%, 03/01/41	25,000	23,812
Commercial Metals Co., 4.88%, 05/15/23	75,000	68,625
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (c)	75,000	54,563
Hecla Mining Co., 6.88%, 05/01/21	200,000	174,250
Murray Energy Corp., 11.25%, 04/15/21 (c)	150,000	92,250
Steel Dynamics, Inc. 5.13%, 10/01/21	50,000	49,875
5.25%, 04/15/23	125,000	122,500
5.50%, 10/01/24	25,000	24,750
Westmoreland Coal Co., 8.75%, 01/01/22 (c)	200,000	177,000

		1,305,875

Multiline Retail 0.1%
Family Tree Escrow LLC, 5.75%, 03/01/23 (c)	25,000	26,375

Multi-Utilities & Unregulated Power 2.6%
Calpine Corp., 6.00%, 01/15/22 (c)	250,000	264,375
Dynegy, Inc. 6.75%, 11/01/19 (c)	100,000	103,250
7.38%, 11/01/22 (c)	200,000	206,900
NRG Energy, Inc., 6.25%, 07/15/22	300,000	300,750
NRG Yield Operating LLC, 5.38%, 08/15/24	125,000	125,000

		1,000,275

Oil, Gas & Consumable Fuels 9.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	90,000	66,150
Antero Resources Finance Corp. 6.00%, 12/01/20	175,000	177,187
5.38%, 11/01/21	75,000	72,938
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (c)	75,000	76,312
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	50,000	34,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21	150,000	147,540
7.63%, 01/15/22	125,000	126,649
Chaparral Energy, Inc., 7.63%, 11/15/22	175,000	102,375
Chesapeake Energy Corp. 6.63%, 08/15/20	150,000	134,250
5.75%, 03/15/23	200,000	169,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	25,000	18,187
Denbury Resources, Inc., 5.50%, 05/01/22	100,000	79,250
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	175,000	180,688
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 06/15/23 (c)	50,000	46,750
Halcon Resources Corp., 9.75%, 07/15/20	150,000	81,000
Jupiter Resources, Inc., 8.50%, 10/01/22 (c)	125,000	85,000
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	250,000	193,750
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20	75,000	46,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 06/01/25	50,000	48,625
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 05/01/21	150,000	126,000
6.88%, 08/01/22	125,000	100,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/01/20	$350,000	$122,500
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 10/01/18	100,000	72,000
Newfield Exploration Co., 5.63%, 07/01/24	50,000	49,000
Oasis Petroleum, Inc., 6.88%, 03/15/22	225,000	207,000
Pacific Drilling SA, 5.38%, 06/01/20 (c)	200,000	154,000
Precision Drilling Corp., 5.25%, 11/15/24	125,000	105,156
Rice Energy, Inc., 6.25%, 05/01/22	100,000	94,500
Seventy Seven Energy, Inc., 6.50%, 07/15/22	225,000	119,250
SM Energy Co., 5.63%, 06/01/25	50,000	47,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	125,000	118,750
Sunoco LP/Sunoco Finance Corp., 5.50%, 08/01/20 (c)	100,000	101,750
Transocean, Inc., 6.87%, 12/15/21	75,000	63,469
Ultra Petroleum Corp. 5.75%, 12/15/18 (c)	150,000	134,250
6.13%, 10/01/24 (c)	75,000	57,750

		3,558,901

Paper & Forest Products 1.3%
Boise Cascade Co., 6.38%, 11/01/20	100,000	105,125
Cascades, Inc., 5.50%, 07/15/22 (c)	125,000	120,937
Clearwater Paper Corp., 4.50%, 02/01/23	25,000	23,938
Masco Corp., 4.45%, 04/01/25	50,000	50,125
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (c)	200,000	211,500

		511,625

Personal Products 0.3%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	100,000

Pharmaceuticals 2.8%
Capsugel SA, 7.00%, 05/15/19 (b)(c)	225,000	227,812
Endo Finance LLC & Endo Finco, Inc. 7.75%, 01/15/22 (c)	100,000	106,500
5.38%, 01/15/23 (c)	100,000	101,062
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	200,000	202,000
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20	75,000	79,594
Valeant Pharmaceuticals International, Inc. 7.00%, 10/01/20 (c)	195,000	202,556
7.50%, 07/15/21 (c)	75,000	81,375
VRX Escrow Corp., 5.88%, 05/15/23 (c)	100,000	103,990

		1,104,889

Real Estate Investment Trusts (REITs) 0.2%
Communications Sales & Leasing, Inc., 8.25%, 10/15/23 (c)	100,000	95,500

Real Estate Management & Development 0.3%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/21 (c)	100,000	102,500

Road & Rail 1.9%
Ashtead Capital, Inc., 5.63%, 10/01/24 (c)	200,000	200,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 04/01/23	100,000	100,500
5.25%, 03/15/25 (c)	75,000	71,437
Hertz Corp. (The), 5.88%, 10/15/20	50,000	50,875
United Rentals North America, Inc. 6.13%, 06/15/23	200,000	206,000
4.63%, 07/15/23	100,000	98,625

		727,937

Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices, Inc., 6.75%, 03/01/19	100,000	72,750
NXP BV/NXP Funding LLC, 5.75%, 02/15/21 (c)	200,000	208,624

		281,374

Software 2.2%
Activision Blizzard, Inc., 5.63%, 09/15/21 (c)	75,000	78,750
BMC Software Finance, Inc., 8.13%, 07/15/21 (c)	125,000	93,125
IMS Health, Inc., 6.00%, 11/01/20 (c)	125,000	129,375
Infor US, Inc., 6.50%, 05/15/22 (c)	125,000	127,812
MedAssets, Inc., 8.00%, 11/15/18	150,000	154,688
MSCI, Inc., 5.25%, 11/15/24 (c)	50,000	50,985
NCR Corp. 5.88%, 12/15/21	125,000	129,375
6.38%, 12/15/23	100,000	105,375

		869,485

Specialty Retail 1.2%
Claire’s Stores, Inc., 9.00%, 03/15/19 (c)	25,000	21,656
Michaels Stores, Inc., 5.88%, 12/15/20 (c)	175,000	183,750
Party City Holdings, Inc., 8.88%, 08/01/20	250,000	268,750

		474,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 2.2%
Sprint Communications, Inc., 7.00%, 03/01/20 (c)	$300,000	$319,500
Sprint Corp., 7.25%, 09/15/21	300,000	286,875
Sprint Nextel Corp., 9.00%, 11/15/18 (c)	110,000	123,200
T-Mobile USA, Inc., 6.63%, 04/01/23	100,000	106,500

		836,075

Total Corporate Bonds (cost $37,478,639)		36,237,504

Common Stock 0.0% †

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0% †
American Restaurant Group, Inc. *(e)(f)	972	0

Total Common Stock (cost $—)		0

Warrant 0.0% †

	Number of Warrants	Market Value
Aerospace & Defense 0.0% †
Sabreliner Corp., expiring 06/08/18 *(e)(f)	8,400	0

Total Warrant (cost $—)		0

Yankee Dollar 0.7%

	Principal Amount	Market Value
Banks 0.7%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$250,000	268,356

Total Yankee Dollar (cost $253,621)		268,356

Total Investments (cost $37,811,514) (h) — 94.6%		36,613,033
Other assets in excess of liabilities — 5.4%		2,077,964

NET ASSETS — 100.0%		$38,690,997

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $15,400,650 which represents 39.80% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date reflects the next call date.
(e)	Fair valued security.
(f)	Illiquid security.

(g)	Security in default.
(h)	At July 31, 2015, the tax basis cost of the Fund’s investments was $37,826,140, tax unrealized appreciation and depreciation were $675,339 and $(1,888,446), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$107,173	$—	$107,173
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	99,750	—	99,750
Airlines	—	182,875	—	182,875
Auto Components	—	745,937	—	745,937
Automobiles	—	420,020	—	420,020
Banks	—	1,473,767	—	1,473,767
Building Products	—	654,057	—	654,057
Capital Markets	—	455,125	—	455,125
Chemicals	—	863,219	—	863,219
Commercial Services & Supplies	—	920,641	—	920,641
Communications Equipment	—	145,875	—	145,875
Construction & Engineering	—	152,250	—	152,250
Construction Materials	—	289,438	—	289,438
Consumer Finance	—	1,425,725	—	1,425,725
Containers & Packaging	—	864,944	—	864,944
Distributors	—	230,500	—	230,500
Diversified Financial Services	—	1,094,963	—	1,094,963
Diversified Telecommunication Services	—	1,984,984	—	1,984,984
Electric Utilities	—	208,382	—	208,382
Electrical Equipment	—	274,125	—	274,125
Electronic Equipment & Instruments	—	101,375	—	101,375
Electronic Equipment, Instruments & Components	—	100,500	—	100,500
Energy Equipment & Services	—	144,538	—	144,538
Food & Staples Retailing	—	292,842	—	292,842
Food Products	—	312,683	—	312,683
Gas Utilities	—	1,116,440	—	1,116,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Health Care Equipment & Supplies	$—	$103,250	$—	$103,250
Health Care Providers & Services	—	2,004,607	—	2,004,607
Hotels, Restaurants & Leisure	—	1,542,474	—	1,542,474
Household Durables	—	638,750	—	638,750
Household Products	—	311,562	—	311,562
Industrial Conglomerates	—	47,000	—	47,000
Information Technology Services	—	455,405	—	455,405
Insurance	—	360,300	—	360,300
Internet & Catalog Retail	—	156,500	—	156,500
Internet Software & Services	—	126,238	—	126,238
Leisure Products	—	74,625	—	74,625
Life Sciences Tools & Services	—	50,719	—	50,719
Machinery	—	692,687	—	692,687
Marine	—	358,500	—	358,500
Media	—	3,764,965	—	3,764,965
Metals & Mining	—	1,305,875	—	1,305,875
Multiline Retail	—	26,375	—	26,375
Multi-Utilities & Unregulated Power	—	1,000,275	—	1,000,275
Oil, Gas & Consumable Fuels	—	3,558,901	—	3,558,901
Paper & Forest Products	—	511,625	—	511,625
Personal Products	—	100,000	—	100,000
Pharmaceuticals	—	1,104,889	—	1,104,889
Real Estate Investment Trusts (REITs)	—	95,500	—	95,500
Real Estate Management & Development	—	102,500	—	102,500
Road & Rail	—	727,937	—	727,937
Semiconductors & Semiconductor Equipment	—	281,374	—	281,374
Software	—	869,485	—	869,485
Specialty Retail	—	474,156	—	474,156
Wireless Telecommunication Services	—	836,075	—	836,075

Total Corporate Bonds	$—	$36,237,504	$—	$36,237,504

Warrant	—	—	—	—
Yankee Dollar	—	268,356	—	268,356

Total	$—	$36,613,033	$—	$36,613,033

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2015, the Fund held 1 common stock, 1 corporate bond, and 1 warrant investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks 95.8%

	Shares	Market Value
Aerospace & Defense 2.1%
Rockwell Collins, Inc.	1,206	$102,052

Airlines 2.5%
Copa Holdings SA, Class A	1,657	125,153

Capital Markets 7.4%
Eaton Vance Corp.	3,030	116,231
Federated Investors, Inc., Class B	4,121	138,919
Waddell & Reed Financial, Inc., Class A	2,392	107,424

		362,574

Chemicals 10.4%
Celanese Corp.,Series A	1,547	101,978
CF Industries Holdings, Inc.	2,697	159,663
Eastman Chemical Co.	573	44,923
Huntsman Corp.	4,453	84,607
NewMarket Corp.	307	122,097

		513,268

Communications Equipment 1.6%
Harris Corp.	952	78,959

Containers & Packaging 2.2%
Packaging Corp. of America	1,496	105,902

Diversified Financial Services 8.8%
CBOE Holdings, Inc.	2,679	166,045
McGraw Hill Financial, Inc.	1,460	148,555
Moody’s Corp.	1,091	120,479

		435,079

Energy Equipment & Services 4.2%
Ensco PLC, Class A	2,410	39,958
Noble Corp. PLC	3,426	40,941
RPC, Inc.	10,195	125,398

		206,297

Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	1,122	118,652
Laboratory Corp. of America Holdings *	421	53,589

		172,241

Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	8,507	108,890

Information Technology Services 2.9%
DST Systems, Inc.	1,291	140,913

Insurance 1.0%
RenaissanceRe Holdings Ltd.	464	49,787

Leisure Products 2.5%
Polaris Industries, Inc.	884	121,161

Machinery 5.0%
Graco, Inc.	1,840	131,542
Toro Co. (The)	1,701	116,229

		247,771

Multiline Retail 1.7%
Dollar Tree, Inc. *	1,071	83,576

Oil, Gas & Consumable Fuels 9.6%
Chesapeake Energy Corp.	4,863	42,114
Continental Resources, Inc. *	1,354	45,237
CVR Energy, Inc.	1,324	50,617
PBF Energy, Inc., Class A	1,675	52,880
SM Energy Co.	1,207	44,743
Southwestern Energy Co. *	2,334	43,412
Tesoro Corp.	1,057	102,888
Whiting Petroleum Corp. *	4,433	90,832

		472,723

Personal Products 4.2%
Herbalife Ltd. *	3,708	187,217
Nu Skin Enterprises, Inc., Class A	487	19,309

		206,526

Pharmaceuticals 1.1%
Jazz Pharmaceuticals PLC *	293	56,326

Real Estate Investment Trusts (REITs) 5.7%
American Capital Agency Corp.	2,183	42,044
Apartment Investment & Management Co., Class A	3,161	123,532
CBL & Associates Properties, Inc.	7,106	116,112

		281,688

Real Estate Management & Development 2.5%
CBRE Group, Inc., Class A *	3,288	124,845

Road & Rail 3.2%
Landstar System, Inc.	2,180	157,025

Software 2.3%
Symantec Corp.	4,948	112,518

Specialty Retail 4.5%
Bed Bath & Beyond, Inc. *	745	48,596
Ross Stores, Inc.	3,246	172,558

		221,154

Technology Hardware, Storage & Peripherals 4.7%
Lexmark International, Inc., Class A	2,968	100,882
Western Digital Corp.	1,526	131,328

		232,210

Total Investments (cost $4,768,277 ) (a) — 95.8%		4,718,638
Other assets in excess of liabilities — 4.2%		205,770

NET ASSETS — 100.0%		$4,924,408

*	Denotes a non-income producing security.
(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $4,812,196, tax unrealized appreciation and depreciation were $324,925 and $(418,483), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Growth Fund

Common Stocks 97.0%

	Shares	Market Value
Aerospace & Defense 2.6%
General Dynamics Corp.	8,350	$1,245,068
Huntington Ingalls Industries, Inc.	11,100	1,303,251
Northrop Grumman Corp.	13,850	2,396,189
Textron, Inc.	24,850	1,085,945

		6,030,453

Air Freight & Logistics 1.2%
FedEx Corp.	16,650	2,854,143

Airlines 1.6%
JetBlue Airways Corp. *	65,100	1,495,998
United Continental Holdings, Inc. *	40,750	2,297,893

		3,793,891

Beverages 2.8%
Dr. Pepper Snapple Group, Inc.	33,900	2,719,458
Monster Beverage Corp. *	23,750	3,646,813

		6,366,271

Biotechnology 8.6%
Amgen, Inc.	31,300	5,527,267
Biogen, Inc. *	10,300	3,283,434
Celgene Corp. *	36,450	4,784,062
Gilead Sciences, Inc.	42,250	4,979,585
Medivation, Inc. *	12,900	1,358,757

		19,933,105

Building Products 0.8%
Masco Corp.	66,175	1,746,358

Capital Markets 2.2%
Affiliated Managers Group, Inc. *	8,950	1,860,705
Morgan Stanley	50,800	1,973,072
WisdomTree Investments, Inc.	50,325	1,253,092

		5,086,869

Chemicals 0.7%
CF Industries Holdings, Inc.	25,925	1,534,760

Communications Equipment 0.6%
F5 Networks, Inc. *	9,600	1,287,744

Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	25,425	1,351,084

Construction Materials 0.6%
Eagle Materials, Inc.	17,425	1,344,165

Containers & Packaging 0.5%
WestRock Co. *	18,925	1,193,411

Distributors 0.7%
Pool Corp.	23,200	1,633,744

Diversified Telecommunication Services 2.6%
AT&T, Inc.	59,125	2,054,002
Level 3 Communications, Inc. *	45,925	2,319,212
Verizon Communications, Inc.	37,050	1,733,570

		6,106,784

Food & Staples Retailing 4.1%
CVS Health Corp.	22,500	2,530,575
Kroger Co. (The)	93,500	3,668,940
Rite Aid Corp. *	226,750	2,020,342
Whole Foods Market, Inc.	35,250	1,283,100

		9,502,957

Food Products 0.8%
Hormel Foods Corp.	33,000	1,953,930

Health Care Providers & Services 7.0%
AmerisourceBergen Corp.	22,850	2,416,387
Cardinal Health, Inc.	24,075	2,045,893
Express Scripts Holding Co. *	25,750	2,319,303
HealthSouth Corp.	47,900	2,189,030
McKesson Corp.	11,975	2,641,326
Molina Healthcare, Inc. *	15,775	1,189,908
UnitedHealth Group, Inc.	26,775	3,250,485

		16,052,332

Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	19,425	1,163,557
Las Vegas Sands Corp.	33,075	1,853,523
Wyndham Worldwide Corp.	13,675	1,128,461

		4,145,541

Household Durables 1.7%
Lennar Corp., Class A	45,125	2,393,430
Mohawk Industries, Inc. *	5,950	1,199,460
TopBuild Corp. *	7,352	211,444

		3,804,334

Household Products 1.8%
Colgate-Palmolive Co.	38,325	2,606,866
Spectrum Brands Holdings, Inc.	13,900	1,472,705

		4,079,571

Information Technology Services 9.2%
Broadridge Financial Solutions, Inc.	36,725	1,993,066
Cognizant Technology Solutions Corp., Class A *	43,650	2,754,315
CoreLogic, Inc. *	41,825	1,649,578
Fiserv, Inc. *	34,950	3,035,757
MasterCard, Inc., Class A	57,375	5,588,325
Total System Services, Inc.	37,050	1,712,451
Vantiv, Inc., Class A *	60,775	2,674,100
Visa, Inc., Class A	24,725	1,862,781

		21,270,373

Internet & Catalog Retail 2.5%
Amazon.com, Inc. *	10,550	5,656,382

Internet Software & Services 6.1%
Endurance International Group Holdings, Inc. *	26,350	532,534
Facebook, Inc., Class A *	65,700	6,176,457
Google, Inc., Class A *	11,250	7,396,875

		14,105,866

Machinery 1.4%
Deere & Co.	19,000	1,796,830
Manitowoc Co., Inc. (The)	80,000	1,413,600

		3,210,430

Media 4.8%
Comcast Corp., Class A	87,050	5,432,791
Walt Disney Co. (The)	46,800	5,616,000

		11,048,791

Multiline Retail 1.5%
Dillard’s, Inc., Class A	13,000	1,324,440
Macy’s, Inc.	31,925	2,204,741

		3,529,181

Oil, Gas & Consumable Fuels 1.3%
Marathon Petroleum Corp.	33,125	1,810,944
Tesoro Corp.	11,900	1,158,346

		2,969,290

Pharmaceuticals 5.3%
Allergan PLC *	15,625	5,174,219
Bristol-Myers Squibb Co.	73,775	4,842,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Mallinckrodt PLC *	18,500	$2,293,260

		12,310,070

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A *	64,875	2,463,304

Road & Rail 1.5%
Union Pacific Corp.	35,925	3,505,921

Semiconductors & Semiconductor Equipment 1.8%
Broadcom Corp., Class A	26,250	1,328,513
NXP Semiconductors NV *	17,875	1,733,696
Synaptics, Inc. *	14,850	1,178,793

		4,241,002

Software 4.0%
Electronic Arts, Inc. *	37,950	2,715,323
Microsoft Corp.	137,850	6,437,595

		9,152,918

Specialty Retail 4.7%
Home Depot, Inc. (The)	44,950	5,260,499
Lithia Motors, Inc., Class A	18,700	2,238,203
O’Reilly Automotive, Inc. *	13,800	3,316,278

		10,814,980

Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	120,750	14,646,975

Textiles, Apparel & Luxury Goods 2.1%
Carter’s, Inc.	11,475	1,163,679
Hanesbrands, Inc.	61,500	1,908,345
VF Corp.	23,975	1,848,233

		4,920,257

Total Investments (cost $183,976,594) (a) — 97.0%		223,647,187
Other assets in excess of liabilities — 3.0%		6,940,939

NET ASSETS — 100.0%		$230,588,126

*	Denotes a non-income producing security.
(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $184,067,270, tax unrealized appreciation and depreciation were $41,374,503 and $(1,794,586), respectively.

NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$427,243	$488,184
Series 2296, Class H, 6.50%, 03/15/31	17,109	18,272
Federal National Mortgage Association REMICS Series 1988-25, Class B, 9.25%, 10/25/18	1,213	1,288
Series 1990-7, Class B, 8.50%, 01/25/20	5,713	6,302
Series 1993-16, Class Z, 7.50%, 02/25/23	28,605	32,122
Series 1993-226, Class PK, 6.00%, 12/25/23	213,934	242,629
Series 2003-66, Class AP, 3.50%, 11/25/32	53,284	53,677
Series 2013-59, Class MX, 2.50%, 09/25/42	3,855,663	3,928,794

Total Collateralized Mortgage Obligations (cost $4,671,356)		4,771,268

Commercial Mortgage Backed Security 1.6%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	1,022,351	1,048,465

Total Commercial Mortgage Backed Security (cost $1,026,938)		1,048,465

U.S. Government Mortgage Backed Agencies 28.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# Q33547, 3.50%, 05/01/45	3,971,586	4,119,828
Federal National Mortgage Association Pool
Pool# MA0598 3.50%, 12/01/20	2,364,189	2,494,727
Pool# 874740 6.32%, 07/01/22	1,602,480	1,854,077
Pool# 874982 6.81%, 11/01/25	1,594,468	1,871,531
Pool# 932840 3.50%, 12/01/25	3,123,913	3,303,377
Pool# 387114 5.62%, 09/01/34	1,048,989	1,178,077
Pool# 773298 2.51%, 04/01/35 (a)	1,412,540	1,495,083
Pool# 745769 2.27%, 07/01/36 (a)	1,575,499	1,673,513
Pool# 813605 2.43%, 07/01/36 (a)	316,238	332,802

Total U.S. Government Mortgage Backed Agencies (cost $17,483,393)		18,323,015

U.S. Government Sponsored & Agency Obligations 33.8%

	Principal Amount	Market Value
Federal Home Loan Banks 5.37%, 09/09/24	2,615,000	3,211,657
Federal National Mortgage Association 8.20%, 03/10/16	4,000,000	4,189,748
6.00%, 04/18/36	4,900,000	5,088,748
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,874,442
Overseas Private Investment Corp. 2.29%, 09/15/26	4,420,078	4,468,769

Total U.S. Government Sponsored & Agency Obligations (cost $21,960,294)		21,833,364

U.S. Treasury Bonds 13.3%

	Principal Amount	Market Value
U.S. Treasury Bonds 2.88%, 05/15/43	1,000,000	987,891
3.75%, 11/15/43	1,700,000	1,979,305
3.38%, 05/15/44	2,000,000	2,173,594
U.S. Treasury Inflation Indexed Bonds 2.50%, 01/15/29 (b)	1,000,000	1,368,083
0.63%, 02/15/43 (b)	2,250,000	2,087,629

Total U.S. Treasury Bonds (cost $8,925,733)		8,596,502

U.S. Treasury Notes 13.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.38%, 07/15/18 (b)	500,000	579,051
0.13%, 01/15/23 (b)	2,500,000	2,519,685
U.S. Treasury Notes 1.50%, 01/31/19	3,000,000	3,032,577
1.50%, 02/28/19	2,300,000	2,323,179

Total U.S. Treasury Notes (cost $8,618,964)		8,454,492

Total Investments (cost $62,686,678) (c) — 97.6%		63,027,106
Other assets in excess of liabilities — 2.4%		1,522,292

NET ASSETS — 100.0%		$64,549,398

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	Principal amounts are not adjusted for inflation.
(c)	At July 31, 2015, the tax basis cost of the Fund’s investments was $62,686,678, tax unrealized appreciation and depreciation were $1,517,306 and $(1,176,878), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 99.9%

	Shares	Market Value
AUSTRIA 0.4%
Real Estate Management & Development 0.4%
Immofinanz AG *	106,248	$260,959

BRAZIL 0.6%
Information Technology Services 0.6%
Cielo SA	32,172	410,894

CANADA 2.4%
Banks 0.8%
Toronto-Dominion Bank (The)	14,525	586,064

Oil, Gas & Consumable Fuels 1.6%
Canadian Oil Sands Ltd.	60,256	343,701
Gran Tierra Energy, Inc. *	99,200	219,206
Suncor Energy, Inc.	18,029	507,848

		1,070,755

		1,656,819

CHINA 3.9%
Banks 1.4%
China Construction Bank Corp., H Shares	1,091,450	890,368

Biotechnology 0.7%
China Biologic Products, Inc. *	4,163	509,385

Chemicals 0.4%
Tianhe Chemicals Group Ltd. *(a)(b)	2,702,000	305,845

Electronic Equipment, Instruments & Components 0.6%
Hollysys Automation Technologies Ltd.	18,924	402,703

Technology Hardware, Storage & Peripherals 0.8%
Lenovo Group Ltd.	528,000	572,267

		2,680,568

DENMARK 0.7%
Marine 0.7%
AP Moeller - Maersk A/S, Class B	272	463,376

FRANCE 3.6%
Electrical Equipment 1.1%
Schneider Electric SE	11,251	784,850

Food Products 1.3%
Danone SA	13,574	920,890

Textiles, Apparel & Luxury Goods 1.2%
LVMH Moet Hennessy Louis Vuitton SE	4,273	799,303

		2,505,043

GERMANY 2.7%
Automobiles 1.1%
Daimler AG REG	8,473	757,959

Health Care Providers & Services 0.6%
Fresenius SE & Co. KGaA	6,170	426,939

Metals & Mining 1.0%
ThyssenKrupp AG	26,370	668,742

		1,853,640

GREECE 0.3%
Banks 0.3%
Piraeus Bank SA *	552,395	200,629

HONG KONG 2.5%
Insurance 1.6%
AIA Group Ltd.	164,055	1,067,102

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	49,500	647,995

		1,715,097

INDONESIA 0.7%
Banks 0.7%
Bank Rakyat Indonesia Persero Tbk PT	627,300	463,432

IRELAND 1.1%
Pharmaceuticals 1.1%
Shire PLC	8,215	730,282

ISRAEL 1.1%
Software 1.1%
Check Point Software Technologies Ltd. *	9,700	783,469

ITALY 1.9%
Banks 1.2%
Intesa Sanpaolo SpA	213,783	823,093

Insurance 0.7%
Mediolanum SpA	61,315	490,872

		1,313,965

JAPAN 12.1%
Airlines 1.6%
Japan Airlines Co., Ltd.	29,100	1,097,916

Auto Components 2.7%
NGK Spark Plug Co., Ltd.	27,100	717,387
Sumitomo Electric Industries Ltd.	45,800	683,092
Toyota Industries Corp.	9,600	531,417

		1,931,896

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	104,800	762,639

Diversified Financial Services 1.4%
ORIX Corp.	66,000	985,752

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd.	131,000	848,721

Household Durables 1.2%
Sony Corp. *	30,300	858,897

Machinery 1.8%
Hino Motors Ltd.	57,200	740,232
THK Co., Ltd.	25,300	490,120

		1,230,352

Real Estate Management & Development 1.1%
Sumitomo Realty & Development Co., Ltd.	21,000	736,641

		8,452,814

LUXEMBOURG 1.5%
Real Estate Management & Development 1.5%
Grand City Properties SA	61,928	1,071,536

NETHERLANDS 2.5%
Banks 1.2%
ING Groep NV, CVA	48,452	824,030

Beverages 1.3%
Heineken NV	11,180	879,191

		1,703,221

RUSSIA 0.3%
Banks 0.3%
Sberbank of Russia	152,099	179,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA 1.6%
Media 1.6%
Naspers Ltd., Class N	8,151	$1,135,950

SOUTH KOREA 1.5%
Semiconductors & Semiconductor Equipment 0.7%
Wonik IPS Co. Ltd. *	44,264	464,028

Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co., Ltd.	550	558,006

		1,022,034

SPAIN 2.2%
Banks 1.0%
Bankia SA	478,479	632,357

Construction & Engineering 0.4%
Obrascon Huarte Lain SA (c)	17,947	298,477

Media 0.8%
Atresmedia Corp. de Medios de Comunicacion SA	37,663	567,133

		1,497,967

SWITZERLAND 2.4%
Metals & Mining 0.5%
Glencore PLC *	111,599	361,593

Pharmaceuticals 1.9%
Novartis AG REG	12,654	1,313,033

		1,674,626

TAIWAN 0.9%
Technology Hardware, Storage & Peripherals 0.9%
Catcher Technology Co., Ltd., GDR Reg. S	11,019	607,808

UNITED KINGDOM 7.6%
Food Products 1.2%
Associated British Foods PLC	16,415	824,983

Metals & Mining 0.6%
Rio Tinto PLC	10,812	418,220

Multiline Retail 0.5%
Poundland Group PLC	63,580	334,805

Oil, Gas & Consumable Fuels 0.7%
BP PLC	80,966	498,729

Real Estate Investment Trusts (REITs) 1.1%
Big Yellow Group PLC	68,319	751,268

Semiconductors & Semiconductor Equipment 0.6%
ARM Holdings PLC	27,233	427,262

Textiles, Apparel & Luxury Goods 0.7%
Burberry Group PLC	19,629	492,618

Tobacco 1.2%
Imperial Tobacco Group PLC	16,091	844,400

Trading Companies & Distributors 1.0%
Ashtead Group PLC	46,090	706,771

		5,299,056

UNITED STATES 45.4%
Banks 3.6%
Bank of America Corp.	69,549	1,243,537
Wells Fargo & Co.	21,253	1,229,911

		2,473,448

Beverages 1.8%
PepsiCo, Inc.	13,294	1,280,877

Biotechnology 2.5%
Alnylam Pharmaceuticals, Inc. *	2,074	264,290
Celgene Corp. *	9,185	1,205,531
Incyte Corp. *	2,487	259,344

		1,729,165

Capital Markets 2.6%
Ameriprise Financial, Inc.	5,935	745,851
Morgan Stanley	27,282	1,059,633

		1,805,484

Chemicals 1.0%
LyondellBasell Industries NV, Class A	7,225	677,922

Containers & Packaging 1.4%
WestRock Co. *	15,403	971,313

Electronic Equipment, Instruments & Components 0.3%
Control4 Corp. *	26,200	217,460

Food Products 1.8%
Hormel Foods Corp.	21,307	1,261,587

Gas Utilities 0.6%
UGI Corp.	10,464	382,355

Health Care Providers & Services 2.6%
HCA Holdings, Inc. *	19,020	1,769,050

Hotels, Restaurants & Leisure 1.3%
Royal Caribbean Cruises Ltd.	10,378	932,463

Household Durables 1.1%
Lennar Corp., Class A	14,904	790,508

Household Products 0.9%
Colgate-Palmolive Co.	8,966	609,867

Insurance 1.7%
American International Group, Inc.	18,540	1,188,785

Internet Software & Services 3.1%
Google, Inc., Class A *	1,408	925,760
Google, Inc., Class C *	1,673	1,046,646
Rocket Fuel, Inc. *	19,100	145,542

		2,117,948

Machinery 1.1%
Ingersoll-Rand PLC	12,934	794,148

Media 2.7%
Time Warner, Inc.	14,183	1,248,671
Viacom, Inc., Class B	10,914	622,098

		1,870,769

Multi-Utilities 0.6%
MDU Resources Group, Inc.	23,008	448,886

Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	7,964	704,655
Hess Corp.	8,108	478,453
Occidental Petroleum Corp.	9,831	690,136
Ultra Petroleum Corp. *(c)	20,400	158,712

		2,031,956

Pharmaceuticals 3.0%
AbbVie, Inc.	11,362	795,454
Allergan PLC *	3,827	1,267,311

		2,062,765

Real Estate Management & Development 0.8%
Realogy Holdings Corp. *	12,086	550,155

Semiconductors & Semiconductor Equipment 0.7%
Veeco Instruments, Inc. *	19,520	505,178

Software 1.8%
Microsoft Corp.	26,407	1,233,207

Specialty Retail 1.5%
Lowe’s Cos., Inc.	15,044	1,043,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	13,951	$1,692,256

Wireless Telecommunication Services 1.6%
T-Mobile US, Inc. *	27,170	1,104,732

		31,545,736

Total Common Stocks (cost $63,098,955)		69,228,092

Mutual Fund 0.0% †

	Shares	Market Value
Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (d)(e)	18,232	18,232

Total Mutual Fund (cost $18,232)		18,232

Repurchase Agreement 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $340,072, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $346,870. (e)	$340,068	340,068

Total Repurchase Agreement (cost $340,068)		340,068

Total Investments (cost $63,457,255) (f) — 100.4%		69,586,392
Liabilities in excess of other assets — (0.4)%		(268,092)

NET ASSETS — 100.0%		$69,318,300

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $305,845 which represents 0.44% of net assets.
(c)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $341,173.
(d)	Represents 7-day effective yield as of July 31, 2015.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $358,300.
(f)	At July 31, 2015, the tax basis cost of the Fund’s investments was $63,532,028, tax unrealized appreciation and depreciation were $13,523,252 and $(7,468,888), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

At July 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	JPMorgan Chase Bank	08/26/15	(1,260,000)	$(401,184)	$(364,916)	$36,268
British Pound	JPMorgan Chase Bank	08/26/15	(1,405,000)	(2,178,798)	(2,193,765)	(14,967)
Chinese Yuan	Credit Suisse International	08/26/15	(21,435,000)	(3,481,121)	(3,446,536)	34,585
Euro	JPMorgan Chase Bank	08/26/15	(310,000)	(342,435)	(340,552)	1,883
Euro	JPMorgan Chase Bank	08/26/15	(2,455,000)	(2,754,331)	(2,696,953)	57,378
Euro	JPMorgan Chase Bank	08/26/15	(320,000)	(350,626)	(351,538)	(912)
Hong Kong Dollar	JPMorgan Chase Bank	08/26/15	(1,490,000)	(192,187)	(192,197)	(10)
Hong Kong Dollar	JPMorgan Chase Bank	08/26/15	(2,290,000)	(295,368)	(295,391)	(23)
Indonesian Rupiah	Credit Suisse International	08/26/15	(5,607,799,999)	(415,085)	(412,779)	2,306
Israeli New Shekel	JPMorgan Chase Bank	08/26/15	(2,320,000)	(602,318)	(614,952)	(12,634)
Japanese Yen	JPMorgan Chase Bank	08/26/15	(4,900,000)	(40,849)	(39,546)	1,303
Japanese Yen	JPMorgan Chase Bank	08/26/15	(19,200,000)	(156,167)	(154,953)	1,214
Korean Won	JPMorgan Chase Bank	08/26/15	(1,412,000,000)	(1,292,070)	(1,205,810)	86,260
Philippine peso	JPMorgan Chase Bank	08/26/15	(33,550,000)	(737,768)	(732,604)	5,164
Russian Ruble	Credit Suisse International	08/26/15	(11,220,119)	(219,873)	(180,844)	39,029
South African Rand	JPMorgan Chase Bank	08/26/15	(13,960,000)	(1,158,898)	(1,099,139)	59,759
Swiss Franc	JPMorgan Chase Bank	08/26/15	(1,245,000)	(1,342,835)	(1,289,349)	53,486
Taiwan Dollar	Credit Suisse International	08/26/15	(15,600,000)	(512,652)	(494,192)	18,460

Total Short Contracts				$(16,474,565)	$(16,106,016)	$368,549

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	08/26/15	865,000	$639,358	$631,426	$(7,932)
Australian Dollar	JPMorgan Chase Bank	08/26/15	990,000	784,700	722,672	(62,028)
British Pound	JPMorgan Chase Bank	08/26/15	285,000	441,141	444,999	3,858
British Pound	JPMorgan Chase Bank	08/26/15	150,000	233,885	234,210	325
British Pound	JPMorgan Chase Bank	08/26/15	255,000	393,622	398,157	4,535
British Pound	Goldman Sachs International	08/26/15	690,000	1,088,475	1,077,365	(11,110)
Canadian Dollar	JPMorgan Chase Bank	08/26/15	395,000	323,804	301,977	(21,827)
Chinese Yuan	Credit Suisse International	08/26/15	1,140,000	185,925	183,301	(2,624)
Chinese Yuan	JPMorgan Chase Bank	08/26/15	2,985,000	485,839	479,958	(5,881)
Chinese Yuan	JPMorgan Chase Bank	08/26/15	1,280,000	208,734	205,811	(2,923)
Chinese Yuan	JPMorgan Chase Bank	08/26/15	1,005,000	164,055	161,594	(2,461)
Euro	JPMorgan Chase Bank	08/26/15	1,165,000	1,279,400	1,279,817	417
Euro	JPMorgan Chase Bank	08/26/15	505,000	553,105	554,770	1,665
Hong Kong Dollar	JPMorgan Chase Bank	08/26/15	3,780,000	487,336	487,589	253
+Korean Won	Credit Suisse International	08/26/15	216,999,999	190,451	185,312	(5,139)
Mexican Peso	JPMorgan Chase Bank	08/26/15	10,770,000	708,273	667,318	(40,955)
Norwegian Krone	JPMorgan Chase Bank	08/26/15	1,520,000	203,107	185,988	(17,119)
Philippine Peso	JPMorgan Chase Bank	08/26/15	33,550,000	750,391	732,604	(17,787)
Singapore Dollar	JPMorgan Chase Bank	08/26/15	780,000	585,247	568,169	(17,078)
Swedish Krona	JPMorgan Chase Bank	08/26/15	13,940,000	1,680,727	1,616,510	(64,217)

Total Long Contracts				$11,387,575	$11,119,547	$(268,028)

At July 31, 2015, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.	08/26/15	979,659 Canadian Dollar	(515,000) British Pound	$804,121	$748,947	$(55,174)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$1,097,916	$—	$1,097,916
Auto Components	—	1,931,896	—	1,931,896
Automobiles	—	757,959	—	757,959
Banks	3,059,512	4,775,719	—	7,835,231
Beverages	1,280,877	879,191	—	2,160,068
Biotechnology	2,238,550	—	—	2,238,550
Capital Markets	1,805,484	—	—	1,805,484
Chemicals	677,922	—	305,845	983,767
Construction & Engineering	—	298,477	—	298,477
Containers & Packaging	971,313	—	—	971,313
Diversified Financial Services	—	985,752	—	985,752
Electrical Equipment	—	784,850	—	784,850
Electronic Equipment, Instruments & Components	620,163	848,721	—	1,468,884
Food Products	1,261,587	1,745,873	—	3,007,460
Gas Utilities	382,355	—	—	382,355
Health Care Providers & Services	1,769,050	426,939	—	2,195,989
Hotels, Restaurants & Leisure	932,463	—	—	932,463
Household Durables	790,508	858,897	—	1,649,405
Household Products	609,867	—	—	609,867
Information Technology Services	410,894	—	—	410,894
Insurance	1,188,785	1,557,974	—	2,746,759
Internet Software & Services	2,117,948	—	—	2,117,948
Machinery	794,148	1,230,352	—	2,024,500
Marine	—	463,376	—	463,376
Media	1,870,769	1,703,083	—	3,573,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued) Metals & Mining	$—	$1,448,555	$—	$1,448,555
Multiline Retail	334,805	—	—	334,805
Multi-Utilities	448,886	—	—	448,886
Oil, Gas & Consumable Fuels	3,102,711	498,729	—	3,601,440
Pharmaceuticals	2,062,765	2,043,315	—	4,106,080
Real Estate Investment Trusts (REITs)	—	751,268	—	751,268
Real Estate Management & Development	1,621,691	997,600	—	2,619,291
Semiconductors & Semiconductor Equipment	505,178	891,290	—	1,396,468
Software	2,016,676	—	—	2,016,676
Specialty Retail	1,043,452	—	—	1,043,452
Technology Hardware, Storage & Peripherals	2,300,064	1,130,273	—	3,430,337
Textiles, Apparel & Luxury Goods	—	1,291,921	—	1,291,921
Tobacco	—	844,400	—	844,400
Trading Companies & Distributors	—	706,771	—	706,771
Wireless Telecommunication Services	1,104,732	647,995	—	1,752,727

Total Common Stocks	$37,323,155	$31,599,092	$305,845	$69,228,092

Forward Foreign Currency Contracts	—	408,148	—	408,148
Mutual Fund	18,232	—	—	18,232
Repurchase Agreement	—	340,068	—	340,068

Total Assets	$37,341,387	$32,347,308	$305,845	$69,994,540

Liabilities:
Forward Foreign Currency Contracts	$—	$(362,801)	$—	$(362,801)

Total Liabilities	$—	$(362,801)	$—	$(362,801)

Total	$37,341,387	$31,984,507	$305,845	$69,631,739

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

	Common Stocks	Total
Balance as of 10/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	(14,303)	(14,303)
Change in Unrealized Appreciation/(Depreciation)	(156,192)	(156,192)
Purchases *	—	—
Sales	(35,379)	(35,379)
Transfers Into Level 3	511,719	511,719
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$305,845	$305,845

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to manage foreign currency exchange risk, and to gain exposure to certain foreign currencies without purchasing securities denominated in that foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$404,148

Total		$404,148

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(362,801)

Total		$(362,801)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.5%

	Shares	Market Value
Air Freight & Logistics 1.9%
Echo Global Logistics, Inc. *	69,795	$2,254,378
Hub Group, Inc., Class A *	30,392	1,280,415

		3,534,793

Airlines 2.6%
Allegiant Travel Co.	23,120	4,918,318

Auto Components 1.3%
Dorman Products, Inc. * (a)	47,584	2,511,483

Banks 4.5%
Bank of the Ozarks, Inc.	109,791	4,843,979
Texas Capital Bancshares, Inc. *	61,416	3,619,859

		8,463,838

Building Products 0.9%
AAON, Inc.	71,257	1,581,193

Chemicals 3.8%
Balchem Corp.	57,622	3,265,439
Sensient Technologies Corp.	55,528	3,797,560

		7,062,999

Commercial Services & Supplies 3.3%
Healthcare Services Group, Inc.	112,715	3,934,881
Team, Inc. *	52,208	2,265,827

		6,200,708

Consumer Finance 1.9%
PRA Group, Inc. *	55,370	3,518,763

Distributors 0.9%
LKQ Corp. *	56,081	1,764,308

Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc. *	66,436	4,002,105

Diversified Financial Services 3.0%
MarketAxess Holdings, Inc.	57,701	5,643,158

Electrical Equipment 2.8%
Acuity Brands, Inc.	25,768	5,184,264

Electronic Equipment, Instruments & Components 1.7%
Cognex Corp.	70,546	3,193,617

Energy Equipment & Services 0.8%
Dril-Quip, Inc. *	25,531	1,491,266

Food Products 1.8%
J&J Snack Foods Corp.	28,704	3,397,405

Health Care Equipment & Supplies 11.1%
ABIOMED, Inc. *	65,922	5,106,318
Cantel Medical Corp.	91,492	5,021,081
Globus Medical, Inc., Class A *	52,603	1,476,040
Masimo Corp. *	85,208	3,551,469
Natus Medical, Inc. *	33,949	1,533,137
Neogen Corp. *	71,494	4,160,236

		20,848,281

Health Care Providers & Services 1.5%
IPC Healthcare, Inc. *	48,849	2,708,677

Health Care Technology 2.6%
Medidata Solutions, Inc. *	67,029	3,606,160
Omnicell, Inc. *	36,360	1,327,867

		4,934,027

Hotels, Restaurants & Leisure 3.4%
Chuy’s Holdings, Inc. *	76,751	2,180,496
Panera Bread Co., Class A *	9,525	1,944,243
Red Robin Gourmet Burgers, Inc. *	25,254	2,314,529

		6,439,268

Internet Software & Services 1.7%
Envestnet, Inc. *	71,613	3,243,353

Life Sciences Tools & Services 4.7%
Bio-Techne Corp.	38,771	4,240,772
PAREXEL International Corp. *	64,934	4,477,849

		8,718,621

Machinery 9.4%
Barnes Group, Inc.	81,731	3,181,788
Donaldson Co., Inc.	82,916	2,785,978
Middleby Corp. (The) *	43,592	5,348,738
Proto Labs, Inc. * (a)	37,625	2,835,796
RBC Bearings, Inc. *	50,746	3,438,042

		17,590,342

Oil, Gas & Consumable Fuels 0.8%
Gulfport Energy Corp. *	42,683	1,398,295

Professional Services 2.5%
Advisory Board Co. (The) *	47,544	2,847,886
Exponent, Inc.	39,047	1,737,201

		4,585,087

Road & Rail 2.1%
Genesee & Wyoming, Inc., Class A *	31,024	2,209,529
Marten Transport Ltd.	92,204	1,787,836

		3,997,365

Software 13.3%
Blackbaud, Inc.	69,044	4,222,731
Bottomline Technologies de, Inc. *	80,624	2,213,935
FactSet Research Systems, Inc.	16,876	2,795,678
Fair Isaac Corp.	22,330	2,025,108
Interactive Intelligence Group, Inc. *	61,812	2,562,726
Tyler Technologies, Inc. *	42,367	5,911,891
Ultimate Software Group, Inc. (The) *	27,705	5,103,538

		24,835,607

Specialty Retail 3.5%
Hibbett Sports, Inc. *	41,972	1,911,825
Monro Muffler Brake, Inc.	71,969	4,552,039

		6,463,864

Textiles, Apparel & Luxury Goods 2.3%
G-III Apparel Group Ltd. *	59,124	4,270,526

Thrifts & Mortgage Finance 2.0%
BofI Holding, Inc. *	30,748	3,777,392

Trading Companies & Distributors 1.3%
Beacon Roofing Supply, Inc. *	68,491	2,397,185

Total Common Stocks (cost $140,934,222)		178,676,108

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Mutual Fund 0.0%

	Shares	Market Value
Money Market Fund 0.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	88,783	$88,783

Total Mutual Fund (cost $88,783)		88,783

Repurchase Agreement 0.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $1,656,046, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,689,150. (c)	$1,656,029	1,656,029

Total Repurchase Agreement (cost $1,656,029)		1,656,029

Total Investments (cost $142,679,034) (d) — 96.4%		180,420,920
Other assets in excess of liabilities — 3.6%		6,658,167

NET ASSETS — 100.0%		$187,079,087

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,709,943.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $1,744,812.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $143,064,879, tax unrealized appreciation and depreciation were $41,686,328 and $(4,330,287), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$178,676,108	$—	$—	$178,676,108
Mutual Fund	88,783	—	—	88,783
Repurchase Agreement	—	1,656,029	—	1,656,029

Total	$178,764,891	$1,656,029	$—	$180,420,920

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 98.1%

	Shares	Market Value
Banks 4.1%
East West Bancorp, Inc.	545,865	$24,432,917
Signature Bank *	158,240	23,038,162

		47,471,079

Capital Markets 3.9%
Affiliated Managers Group, Inc. *	102,748	21,361,309
Raymond James Financial, Inc.	385,874	22,766,566

		44,127,875

Commercial Services & Supplies 3.2%
Copart, Inc. *	508,504	18,321,399
Stericycle, Inc. *	125,916	17,750,379

		36,071,778

Distributors 2.3%
LKQ Corp. *	830,794	26,136,779

Diversified Financial Services 1.8%
Intercontinental Exchange, Inc.	90,860	20,719,715

Electrical Equipment 1.0%
Acuity Brands, Inc.	57,083	11,484,529

Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	473,479	26,708,951

Food Products 3.4%
Hain Celestial Group, Inc. (The) *	348,339	23,680,085
J.M. Smucker Co. (The)	140,595	15,703,056

		39,383,141

Health Care Equipment & Supplies 10.5%
Align Technology, Inc. *	290,691	18,226,326
C.R. Bard, Inc.	116,850	22,978,553
Cooper Cos., Inc. (The)	113,017	20,004,009
IDEXX Laboratories, Inc. *	165,291	12,021,614
Sirona Dental Systems, Inc. *	202,712	21,037,451
STERIS Corp.	120,043	8,298,573
Varian Medical Systems, Inc. *	199,105	17,136,967

		119,703,493

Health Care Technology 2.3%
Cerner Corp. *	363,018	26,035,651

Hotels, Restaurants & Leisure 3.4%
Chipotle Mexican Grill, Inc. *	30,847	22,895,569
Panera Bread Co., Class A * (a)	79,224	16,171,203

		39,066,772

Household Products 2.2%
Church & Dwight Co., Inc.	289,901	25,027,153

Industrial Conglomerates 1.4%
Roper Technologies, Inc.	99,175	16,589,002

Information Technology Services 7.1%
Broadridge Financial Solutions, Inc.	197,364	10,710,944
Cognizant Technology Solutions Corp., Class A *	384,458	24,259,300
Fiserv, Inc. *	348,211	30,245,607
Gartner, Inc. *	186,505	16,518,748

		81,734,599

Internet Software & Services 1.4%
CoStar Group, Inc. * (a)	81,794	16,464,314

Leisure Products 1.7%
Polaris Industries, Inc.	145,964	20,005,826

Life Sciences Tools & Services 1.7%
PAREXEL International Corp. *	287,246	19,808,484

Machinery 6.3%
IDEX Corp.	233,735	17,770,872
Middleby Corp. (The) *	246,232	30,212,666
Wabtec Corp.	232,356	23,512,104

		71,495,642

Oil, Gas & Consumable Fuels 1.6%
Concho Resources, Inc. *	100,340	10,692,230
Range Resources Corp.	179,279	7,052,836

		17,745,066

Pharmaceuticals 1.9%
Perrigo Co. PLC	111,626	21,454,517

Professional Services 4.1%
IHS, Inc., Class A *	107,430	13,431,973
Towers Watson & Co., Class A	77,863	9,871,471
Verisk Analytics, Inc., Class A *	298,856	23,343,642

		46,647,086

Road & Rail 2.6%
Genesee & Wyoming, Inc., Class A *	181,110	12,898,654
J.B. Hunt Transport Services, Inc.	196,651	16,542,282

		29,440,936

Software 12.3%
ANSYS, Inc. * (a)	219,483	20,664,324
Intuit, Inc.	242,250	25,622,783
Manhattan Associates, Inc. *	450,220	29,183,260
Red Hat, Inc. *	295,185	23,343,230
Tyler Technologies, Inc. *	194,897	27,195,927
Ultimate Software Group, Inc. (The) *	76,899	14,165,565

		140,175,089

Specialty Retail 8.6%
DSW, Inc., Class A	395,530	12,862,635
O’Reilly Automotive, Inc. *	149,900	36,022,469
Tiffany & Co.	174,558	16,705,201
Tractor Supply Co.	355,313	32,873,559

		98,463,864

Textiles, Apparel & Luxury Goods 5.1%
Carter’s, Inc.	236,436	23,976,975
Under Armour, Inc., Class A *	346,184	34,386,457

		58,363,432

Trading Companies & Distributors 1.9%
Beacon Roofing Supply, Inc. *	230,964	8,083,740
Fastenal Co. (a)	334,074	13,984,338

		22,068,078

Total Common Stocks (cost $798,227,991)		1,122,392,851

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	702,363	702,363

Total Mutual Fund (cost $702,363)		702,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Repurchase Agreement 1.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $13,100,944, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $13,362,829. (c)	$13,100,813	$13,100,813

Total Repurchase Agreement (cost $13,100,813)		13,100,813

Total Investments (cost $812,031,167) (d) — 99.3%		1,136,196,027
Other assets in excess of liabilities — 0.7%		7,558,549

NET ASSETS — 100.0%		$1,143,754,576

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $35,176,649, which was collateralized by a money market fund and a repurchase agreement with values of $702,363 and $13,100,813, respectively, and $22,117,760 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 08/15/15 - 02/15/43; a total value of $35,920,936.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $13,803,176.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $813,274,111, tax unrealized appreciation and depreciation were $336,986,308 and $(14,064,392), respectively.

PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,122,392,851	$—	$—	$1,122,392,851
Mutual Fund	702,363	—	—	702,363
Repurchase Agreement	—	13,100,813	—	13,100,813

Total	$1,123,095,214	$13,100,813	$—	$1,136,196,027

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 4.0%
General Dynamics Corp.	206,350	$30,768,848
L-3 Communications Holdings, Inc.	47,350	5,467,031

		36,235,879

Air Freight & Logistics 0.9%
FedEx Corp.	48,400	8,296,728

Auto Components 0.6%
Lear Corp.	52,710	5,485,530

Banks 6.2%
JPMorgan Chase & Co.	164,507	11,273,665
Wells Fargo & Co.	776,190	44,918,115

		56,191,780

Beverages 1.6%
Coca-Cola Co. (The)	345,840	14,207,107

Biotechnology 2.8%
Biogen, Inc. *	24,820	7,912,120
Celgene Corp. *	36,710	4,818,187
Gilead Sciences, Inc.	105,900	12,481,374

		25,211,681

Capital Markets 2.3%
Affiliated Managers Group, Inc. *	32,130	6,679,827
Goldman Sachs Group, Inc. (The)	45,700	9,371,699
Lazard Ltd., Class A	84,050	4,657,210

		20,708,736

Chemicals 3.6%
Mosaic Co. (The)	317,500	13,633,450
PPG Industries, Inc.	172,804	18,728,498

		32,361,948

Commercial Services & Supplies 0.5%
KAR Auction Services, Inc.	111,300	4,332,909

Communications Equipment 2.9%
Cisco Systems, Inc.	938,480	26,671,602

Consumer Finance 1.1%
Discover Financial Services	180,010	10,046,358

Diversified Consumer Services 0.5%
Graham Holdings Co., Class B	6,200	4,275,272

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B *	29,950	4,275,063
MSCI, Inc.	69,250	4,720,080
Voya Financial, Inc.	84,270	3,956,476

		12,951,619

Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	137,540	3,933,644
Level 3 Communications, Inc. *	59,350	2,997,175

		6,930,819

Electric Utilities 0.8%
American Electric Power Co., Inc.	129,950	7,351,271

Energy Equipment & Services 0.9%
Cameron International Corp. *	89,650	4,523,739
Dril-Quip, Inc. *	58,600	3,422,826

		7,946,565

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	20,010	2,907,453
CVS Health Corp.	88,650	9,970,465

		12,877,918

Food Products 1.0%
Mondelez International, Inc., Class A	205,300	9,265,189

Gas Utilities 0.3%
Questar Corp.	141,840	3,140,338

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	385,110	19,521,226
Sirona Dental Systems, Inc. *	33,750	3,502,575

		23,023,801

Health Care Providers & Services 4.0%
Aetna, Inc.	61,250	6,919,413
McKesson Corp.	81,530	17,983,072
UnitedHealth Group, Inc.	91,350	11,089,890

		35,992,375

Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	253,050	13,485,034
Darden Restaurants, Inc.	151,300	11,159,888
McDonald’s Corp.	33,320	3,327,335
Starwood Hotels & Resorts Worldwide, Inc.	51,160	4,065,174

		32,037,431

Household Durables 1.0%
GoPro, Inc., Class A *(a)	145,650	9,044,865

Household Products 1.2%
Procter & Gamble Co. (The)	141,860	10,880,662

Independent Power and Renewable Electricity Producers 0.5%
TerraForm Power, Inc., Class A *	150,000	4,524,000

Industrial Conglomerates 0.7%
General Electric Co.	260,390	6,796,179

Information Technology Services 4.3%
Amdocs Ltd.	87,590	5,137,153
Broadridge Financial Solutions, Inc.	94,800	5,144,796
Cognizant Technology Solutions Corp., Class A *	101,700	6,417,270
DST Systems, Inc.	35,850	3,913,028
PayPal Holdings, Inc. *	113,300	4,384,710
Xerox Corp.	1,267,570	13,968,621

		38,965,578

Insurance 1.9%
Allied World Assurance Co. Holdings AG	63,950	2,702,527
Lincoln National Corp.	159,860	9,003,315
Prudential Financial, Inc.	61,730	5,454,463

		17,160,305

Internet & Catalog Retail 1.3%
Amazon.com, Inc. *	10,670	5,720,720
Liberty Interactive Corp. QVC Group, Series A *	208,290	6,050,825

		11,771,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 2.3%
eBay, Inc. *	113,300	$3,185,996
Google, Inc., Class A *	19,200	12,624,000
Google, Inc., Class C *	8,473	5,300,794

		21,110,790

Life Sciences Tools & Services 1.6%
Illumina, Inc. *	27,250	5,975,925
Thermo Fisher Scientific, Inc.	60,360	8,422,031

		14,397,956

Machinery 0.3%
Snap-on, Inc.	16,630	2,740,624

Media 2.9%
Cinemark Holdings, Inc.	78,500	3,097,610
DISH Network Corp., Class A *	230,750	14,908,757
Live Nation Entertainment, Inc. *	150,250	3,939,555
Sirius XM Holdings, Inc. *	1,180,900	4,676,364

		26,622,286

Multiline Retail 0.4%
J.C. Penney Co., Inc. *(a)	451,370	3,719,289

Multi-Utilities 1.1%
CMS Energy Corp.	181,150	6,206,199
DTE Energy Co.	46,850	3,769,551

		9,975,750

Oil, Gas & Consumable Fuels 5.6%
Anadarko Petroleum Corp.	56,620	4,209,697
Chevron Corp.	208,870	18,480,818
HollyFrontier Corp.	67,200	3,243,072
Newfield Exploration Co. *	132,200	4,334,838
Occidental Petroleum Corp.	68,770	4,827,654
Targa Resources Corp.	38,390	3,395,595
Valero Energy Corp.	158,590	10,403,504
World Fuel Services Corp.	58,850	2,392,253

		51,287,431

Pharmaceuticals 4.5%
Johnson & Johnson	109,460	10,968,987
Merck & Co., Inc.	102,310	6,032,198
Perrigo Co. PLC	16,900	3,248,180
Pfizer, Inc.	578,440	20,858,546

		41,107,911

Professional Services 1.6%
Equifax, Inc.	32,150	3,283,479
ManpowerGroup, Inc.	70,550	6,383,364
Verisk Analytics, Inc., Class A *	56,350	4,401,499

		14,068,342

Real Estate Investment Trusts (REITs) 3.7%
American Capital Agency Corp.	148,600	2,862,036
BioMed Realty Trust, Inc.	189,350	4,078,599
Boston Properties, Inc.	32,790	4,042,351
Equity LifeStyle Properties, Inc.	58,130	3,364,564
Equity Residential	44,050	3,295,381
Kilroy Realty Corp.	57,650	4,084,503
Omega Healthcare Investors, Inc.	89,450	3,243,457
Prologis, Inc.	206,610	8,390,432

		33,361,323

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	16,850	2,999,974

Road & Rail 1.7%
Union Pacific Corp.	158,550	15,472,895

Semiconductors & Semiconductor Equipment 0.8%
First Solar, Inc. *	68,800	3,047,840
Skyworks Solutions, Inc.	41,470	3,967,435

		7,015,275

Software 3.9%
Adobe Systems, Inc. *	110,010	9,019,720
Microsoft Corp.	450,850	21,054,695
Oracle Corp.	140,780	5,622,753

		35,697,168

Specialty Retail 3.9%
Home Depot, Inc. (The)	146,240	17,114,467
Lowe’s Cos., Inc.	216,280	15,001,181
Ulta Salon Cosmetics & Fragrance, Inc. *	19,850	3,295,696

		35,411,344

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	342,760	41,576,788
EMC Corp.	223,960	6,022,284

		47,599,072

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	28,840	3,322,945

Tobacco 2.7%
Altria Group, Inc.	198,150	10,775,397
Philip Morris International, Inc.	160,150	13,697,629

		24,473,026

Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc. *	227,840	8,156,672

Wireless Telecommunication Services 0.7%
SBA Communications Corp., Class A *	23,300	2,812,776
Telephone & Data Systems, Inc.	111,540	3,280,391

		6,093,167

Total Common Stocks (cost $775,835,998)		899,319,230

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	654,463	654,463

Total Mutual Fund (cost $654,463)		654,463

Repurchase Agreement 1.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $12,207,472, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $12,451,496. (c)	$12,207,350	12,207,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Fund (Continued)

Repurchase Agreement (continued)

	Principal Amount	Market Value
Total Repurchase Agreement (cost $12,207,350)		$12,207,350

Total Investments (cost $788,697,811) (d) — 100.4%		912,181,043
Liabilities in excess of other assets — (0.4%)		(3,755,505)

NET ASSETS — 100.0%		$908,425,538

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $12,574,391.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $12,861,813.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $788,902,745, tax unrealized appreciation and depreciation were $145,158,421 and $(21,880,123), respectively.

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Fund (Continued)

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
85	E-Mini S&P 500	09/18/15	$8,918,200	$103,213

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$899,319,230	$—	$—	$899,319,230
Futures Contracts	103,213	—	—	103,213
Mutual Fund	654,463	—	—	654,463
Repurchase Agreement	—	12,207,350	—	12,207,350

Total	$900,076,906	$12,207,350	$—	$912,284,256

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$103,213

Total		$103,213

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 56.6%

	Shares	Market Value
Aerospace & Defense 1.9%
Airbus Group SE	236	$16,752
Lockheed Martin Corp.	917	189,911
Rockwell Collins, Inc.	1,234	104,421

		311,084

Air Freight & Logistics 1.1%
Kintetsu World Express, Inc.	200	8,889
PostNL NV *	2,980	12,758
United Parcel Service, Inc., Class B	1,557	159,375

		181,022

Airlines 0.4%
Copa Holdings SA, Class A	942	71,149

Auto Components 0.9%
Continental AG	142	31,746
GKN PLC	2,260	11,226
Spartan Motors, Inc.	9,900	43,956
Superior Industries International, Inc.	2,000	33,840
Valeo SA	166	22,124

		142,892

Automobiles 0.5%
Bayerische Motoren Werke AG	216	21,660
Daimler AG REG	106	9,482
Peugeot SA *	840	16,803
Renault SA	100	9,206
Toyota Motor Corp.	400	26,636

		83,787

Banks 2.2%
Australia & New Zealand Banking Group Ltd.	960	22,894
Bank Hapoalim BM	2,530	14,067
Bank Leumi Le-Israel BM *	4,000	17,445
Bank of East Asia Ltd. (The)	2,200	8,910
Bank of Yokohama Ltd. (The)	5,000	31,770
Barclays PLC	7,000	31,567
BNP Paribas SA	190	12,359
Commonwealth Bank of Australia	132	8,429
HSBC Holdings PLC	1,132	10,225
KBC Groep NV	420	29,287
Laurentian Bank of Canada	200	7,567
Lloyds Banking Group PLC	9,000	11,720
MB Financial, Inc.	900	30,690
Mitsubishi UFJ Financial Group, Inc.	2,500	18,193
National Bank of Canada	466	16,298
Nedbank Group Ltd.	373	7,424
Royal Bank of Canada	480	27,988
Skandinaviska Enskilda Banken AB, Class A	2,658	31,998
Toronto-Dominion Bank (The)	170	6,859
Westpac Banking Corp.	708	18,002

		363,692

Beverages 0.4%
Anheuser-Busch InBev NV	116	13,860
Britvic PLC	2,329	24,922
Heineken NV	240	18,874

		57,656

Biotechnology 1.1%
Cell Biotech Co. Ltd.	150	7,838
Gilead Sciences, Inc.	1,011	119,156
Kindred Biosciences, Inc. *	4,200	26,208
Vical, Inc. *	19,900	12,816
Zeltia SA *	1,300	5,729

		171,747

Building Products 0.2%
Lindab International AB	1,067	8,040
Simpson Manufacturing Co., Inc.	800	28,656

		36,696

Capital Markets 2.9%
Aberdeen Asset Management PLC	3,273	18,589
Capital Southwest Corp.	1,500	73,665
Cowen Group, Inc., Class A *	17,700	100,005
Eaton Vance Corp.	3,155	121,026
Intermediate Capital Group PLC	1,989	18,075
Magellan Financial Group Ltd.	963	13,016
SVG Capital PLC *	1,780	13,360
Waddell & Reed Financial, Inc., Class A	2,697	121,122

		478,858

Chemicals 2.7%
BB Biotech AG REG *	39	12,616
CF Industries Holdings, Inc.	1,075	63,640
Givaudan SA REG *	7	13,021
LyondellBasell Industries NV, Class A	1,262	118,413
NewMarket Corp.	294	116,927
Nissan Chemical Industries Ltd.	1,100	24,123
Novozymes A/S, Class B	260	13,591
Rentech, Inc. *	65,200	49,637
Symrise AG	210	13,962
Tosoh Corp.	2,000	10,426

		436,356

Commercial Services & Supplies 0.5%
Brink’s Co. (The)	800	24,984
Team, Inc. *	1,000	43,400
Transcontinental, Inc., Class A	800	8,998

		77,382

Communications Equipment 0.7%
Harris Corp.	685	56,814
PC-Tel, Inc.	8,050	56,752

		113,566

Construction & Engineering 0.3%
Furmanite Corp. *	7,800	50,856

Construction Materials 0.1%
Taiheiyo Cement Corp.	4,000	13,188

Consumer Finance 1.7%
American Express Co.	1,340	101,921
Credit Acceptance Corp. *	230	55,248
Discover Financial Services	2,272	126,800

		283,969

Diversified Financial Services 3.1%
Banca IFIS SpA	657	16,379
CBOE Holdings, Inc.	2,736	169,577
FirstRand Ltd.	2,500	10,800
London Stock Exchange Group PLC	390	15,864
McGraw Hill Financial, Inc.	1,368	139,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Financial Services (continued)
Moody’s Corp.	1,210	$133,620
ORIX Corp.	1,200	17,923

		503,357

Diversified Telecommunication Services 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	5,000	9,221
BT Group PLC	6,399	46,310
Hellenic Telecommunications Organization SA ADR-GR (a)	647	2,717
ORBCOMM, Inc. *	15,100	93,016
Telecom Italia SpA *	5,400	7,156

		158,420

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	3,000	26,087
Iberdrola SA	916	6,461

		32,548

Electrical Equipment 0.6%
Fuji Electric Co., Ltd.	4,000	16,537
Mitsubishi Electric Corp.	2,000	21,481
Nitto Kogyo Corp.	300	6,625
Orion Energy Systems, Inc. *	11,900	25,585
OSRAM Licht AG	190	10,794
Vestas Wind Systems A/S	320	17,481
Zhuzhou CSR Times Electric Co., Ltd., H Shares	1,000	6,779

		105,282

Electronic Equipment, Instruments & Components 0.2%
Electro Rent Corp.	3,400	34,170

Energy Equipment & Services 1.2%
Gulf Island Fabrication, Inc.	3,600	41,076
Halliburton Co.	2,301	96,159
Mitcham Industries, Inc. *	3,900	16,107
Noble Corp. PLC	3,655	43,677

		197,019

Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., Class B	400	17,852
Booker Group PLC	10,000	27,920
Distribuidora Internacional de Alimentacion SA *	1,291	8,080
Jean Coutu Group PJC, Inc. (The), Class A	700	11,031
Koninklijke Ahold NV	440	8,757

		73,640

Food Products 1.6%
Bakkafrost P/F	250	7,589
Calbee, Inc.	300	13,368
Campbell Soup Co.	3,224	158,976
Gruma SAB de CV, Class B	1,470	19,260
Landec Corp. *	3,800	50,730
Nestle SA REG	260	19,669

		269,592

Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	1,508	60,441
Nihon Kohden Corp.	800	17,746

		78,187

Hotels, Restaurants & Leisure 1.0%
Century Casinos, Inc. *	11,000	67,980
International Speedway Corp., Class A	1,300	44,551
Yum! Brands, Inc.	616	54,060

		166,591

Household Durables 0.4%
Berkeley Group Holdings PLC	337	17,698
Fujitsu General Ltd.	2,000	28,379
Sekisui Chemical Co., Ltd.	1,000	11,095

		57,172

Household Products 0.6%
Colgate-Palmolive Co.	1,129	76,795
Reckitt Benckiser Group PLC	232	22,248

		99,043

Independent Power and Renewable Electricity Producers 0.0% †
Huaneng Power International, Inc., H Shares	6,000	7,271

Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd.	1,000	14,843
Keppel Corp., Ltd.	1,600	12,195
Siemens AG REG	87	9,322

		36,360

Information Technology Services 1.9%
Accenture PLC, Class A	539	55,577
Alliance Data Systems Corp. *	178	48,957
Cap Gemini SA	254	24,265
MasterCard, Inc., Class A	563	54,836
Western Union Co. (The)	6,559	132,754

		316,389

Insurance 1.0%
Ageas	210	8,646
Allianz SE REG	141	23,098
First American Financial Corp.	1,500	60,870
Hannover Rueck SE	140	14,863
SCOR SE	781	29,928
Swiss Re AG	339	30,496

		167,901

Internet & Catalog Retail 0.1%
Start Today Co., Ltd.	600	19,204

Internet Software & Services 1.0%
NetEase, Inc. ADR-CN	220	30,498
RealNetworks, Inc. *	16,000	74,880
United Internet AG REG	190	9,391
XO Group, Inc. *	3,700	54,871

		169,640

Leisure Products 0.1%
LeapFrog Enterprises, Inc. *	14,300	13,425

Machinery 0.5%
Bodycote PLC	536	5,710
Duerr AG	223	18,356
Hoshizaki Electric Co., Ltd.	200	11,921
IMI PLC	804	13,302
Minebea Co., Ltd.	1,000	15,638
Shinmaywa Industries Ltd.	1,000	10,122

		75,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 0.3%
Cogeco Cable, Inc.	100	$5,596
ITV PLC	3,830	16,759
RELX PLC	841	14,666
Smiles SA	490	7,916

		44,937

Metals & Mining 0.5%
APERAM SA *	480	17,682
Aurubis AG	118	7,059
Boliden AB	380	7,017
Dowa Holdings Co., Ltd.	1,000	9,502
Hitachi Metals Ltd.	1,000	14,867
JFE Holdings, Inc.	600	11,236
Mitsubishi Materials Corp.	3,000	10,860
voestalpine AG	193	8,275

		86,498

Multiline Retail 0.3%
Canadian Tire Corp., Ltd., Class A	200	19,940
Next PLC	247	30,813

		50,753

Multi-Utilities 0.0% †
Atco Ltd., Class I	200	6,002

Oil, Gas & Consumable Fuels 7.0%
Apache Corp.	1,820	83,465
BP PLC	3,055	18,818
Caltex Australia Ltd.	900	22,672
Chesapeake Energy Corp.	5,219	45,197
Contango Oil & Gas Co. *	3,450	31,671
Continental Resources, Inc. *	2,831	94,584
EOG Resources, Inc.	1,154	89,077
Euronav NV	900	13,748
Exxon Mobil Corp.	1,726	136,717
Marathon Petroleum Corp.	3,298	180,302
Neste OYJ	1,231	34,297
Royal Dutch Shell PLC, Class B	908	26,291
Showa Shell Sekiyu KK	600	5,634
SM Energy Co.	2,614	96,901
Tesoro Corp.	1,115	108,534
Valero Energy Corp.	2,199	144,254
Woodside Petroleum Ltd.	645	16,771

		1,148,933

Paper & Forest Products 0.2%
Ence Energia y Celulosa SA	3,000	10,830
Mondi PLC	1,220	29,286

		40,116

Personal Products 0.4%
Kao Corp.	500	25,348
L’Oreal SA	90	16,822
Unilever PLC	430	19,505

		61,675

Pharmaceuticals 1.8%
AbbVie, Inc.	855	59,858
AstraZeneca PLC	210	14,177
Indivior PLC *	2,000	8,239
Novartis AG REG	479	49,703
Novo Nordisk A/S, Class B	363	21,423
Otsuka Holdings Co., Ltd.	350	12,567
Roche Holding AG	62	17,913
Sanofi	408	43,979
Shionogi & Co., Ltd.	400	15,936
Taro Pharmaceutical Industries Ltd. *	100	13,935
Teva Pharmaceutical Industries Ltd.	190	13,036
Valeant Pharmaceuticals International, Inc. *	100	25,639

		296,405

Professional Services 1.7%
Adecco SA REG *	330	27,543
Pendrell Corp. *	75,600	104,328
Randstad Holding NV	250	17,073
Verisk Analytics, Inc., Class A *	1,657	129,428

		278,372

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co., Class A	3,432	134,122
Klepierre	345	15,697
Link REIT (The)	2,500	14,698

		164,517

Real Estate Management & Development 0.5%
AV Homes, Inc. *	2,550	37,663
Cheung Kong Property Holdings Ltd. *	1,000	8,333
Daito Trust Construction Co., Ltd.	200	21,121
Daiwa House Industry Co., Ltd.	400	9,949

		77,066

Road & Rail 0.1%
Central Japan Railway Co.	100	17,494

Semiconductors & Semiconductor Equipment 0.6%
ASM International NV	390	17,536
Brooks Automation, Inc.	3,600	37,980
Dialog Semiconductor PLC *	290	14,463
Rubicon Technology, Inc. *	13,300	23,541
Ulvac, Inc.	700	10,110

		103,630

Software 2.1%
Constellation Software, Inc.	100	44,464
Microsoft Corp.	3,065	143,135
NICE-Systems Ltd.	130	8,347
Rosetta Stone, Inc. *	8,000	58,160
Seachange International, Inc. *	7,400	50,986
Telenav, Inc. *	6,000	42,000

		347,092

Specialty Retail 1.3%
Ross Stores, Inc.	614	32,640
TJX Cos., Inc. (The)	2,529	176,575

		209,215

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	1,377	167,030
FUJIFILM Holdings Corp.	300	11,898
Hewlett-Packard Co.	1,728	52,738
Imation Corp. *	16,600	68,060
Seiko Epson Corp.	1,000	17,668
Western Digital Corp.	1,576	135,631

		453,025

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 0.3%
Moncler SpA	710	$14,427
Pandora A/S	365	41,100

		55,527

Thrifts & Mortgage Finance 0.0%†
Home Capital Group, Inc.	300	7,301

Tobacco 2.0%
Altria Group, Inc.	3,042	165,424
Japan Tobacco, Inc.	300	11,645
Philip Morris International, Inc.	1,767	151,132

		328,201

Trading Companies & Distributors 0.2%
Bunzl PLC	540	15,457
Erickson, Inc. *	6,300	22,428

		37,885

Transportation Infrastructure 0.1%
Airports of Thailand PCL	1,600	13,330

Wireless Telecommunication Services 0.1%
KDDI Corp.	900	22,847

Total Common Stocks (cost $9,506,220)		9,304,981

Corporate Bonds 5.7%

	Principal Amount	Market Value
Banks 1.6%
Citigroup, Inc., 4.40%, 06/10/25	$105,000	105,827
JPMorgan Chase & Co., 4.50%, 01/24/22	65,000	69,793
Wells Fargo & Co., Series M, 3.45%, 02/13/23	95,000	94,754

		270,374

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/21	70,000	77,922
Morgan Stanley, 5.75%, 01/25/21	65,000	73,862

		151,784

Diversified Financial Services 0.5%
General Electric Capital Corp., 4.65%, 10/17/21	70,000	77,295

Electric Utilities 0.4%
Florida Power & Light Co., 3.25%, 06/01/24	65,000	65,788

Information Technology Services 0.5%
International Business Machines Corp., 3.63%, 02/12/24	75,000	76,045

Insurance 0.8%
MetLife, Inc., Series D, 4.37%, 09/15/23	120,000	128,031

Pharmaceuticals 0.5%
Wyeth LLC, 6.45%, 02/01/24	70,000	87,010

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 3.45%, 05/06/24	80,000	81,820

Total Corporate Bonds (cost $930,743)		938,147

U.S. Government Mortgage Backed Agencies 15.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13144 5.50%, 05/01/23	259,224	282,197
Pool# G13654 5.50%, 03/01/24	85,747	93,774
Pool# G30371 5.50%, 12/01/27	147,435	164,589
Pool# G30555 5.00%, 09/01/31	205,551	225,879
Pool# G30701 5.00%, 11/01/31	392,218	434,545
Federal National Mortgage Association Pool
Pool# 256455 5.50%, 10/01/21	170,166	184,136
Pool# 993717 5.00%, 07/01/23	80,956	87,824
Pool# AL2194 5.50%, 05/01/25	109,801	118,258
Pool# AL6469 5.50%, 11/01/25	210,593	229,019
Pool# AL6303 5.00%, 06/01/26	150,568	161,665
Pool# AE0213 5.50%, 12/01/29	85,922	96,341
Pool# AE0367 5.50%, 02/01/30	383,649	430,187

Total U.S. Government Mortgage Backed Agencies (cost $2,496,149)		2,508,414

U.S. Government Sponsored & Agency Obligations 7.0%

	Principal Amount	Market Value
Federal Home Loan Banks 1.25%, 06/23/17	110,000	110,534
Federal National Mortgage Association 1.63%, 04/26/18	340,000	342,310
1.63%, 04/27/18	590,000	594,176
1.75%, 06/08/18	110,000	111,088

Total U.S. Government Sponsored & Agency Obligations (cost $1,160,303)		1,158,108

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

U.S. Treasury Bond 10.7%
	Principal Amount	Market Value
U.S. Treasury Bond,
2.75%, 08/15/42	$1,815,000	$1,752,326

Total U.S. Treasury Bond (cost $1,680,988)		1,752,326

U.S. Treasury Note 2.3%

	Principal Amount	Market Value
U.S. Treasury Note,
4.75%, 08/15/17	345,000	373,436

Total U.S. Treasury Note (cost $372,115)		373,436

Exchange Traded Fund 0.1%

	Shares	Market Value
Mutual Funds 0.1%
iShares MSCI EAFE ETF	200	12,956

Total Exchange Traded Fund (cost $13,170)		12,956

Total Investments (cost $16,159,688) (b) — 97.7%		16,048,368
Other assets in excess of liabilities — 2.3%		374,427

NET ASSETS — 100.0%		$16,422,795

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $16,171,270, tax unrealized appreciation and depreciation were $1,003,952 and $(1,126,854), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BM	Limited Liability
CN	China
ETF	Exchange Traded Fund
GR	Greece
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$294,332	$16,752	$—	$311,084
Air Freight & Logistics	159,375	21,647	—	181,022
Airlines	71,149	—	—	71,149
Auto Components	77,796	65,096	—	142,892
Automobiles	—	83,787	—	83,787
Banks	89,402	274,290	—	363,692
Beverages	—	57,656	—	57,656
Biotechnology	158,180	13,567	—	171,747
Building Products	28,656	8,040	—	36,696
Capital Markets	415,818	63,040	—	478,858
Chemicals	348,617	87,739	—	436,356
Commercial Services & Supplies	77,382	—	—	77,382
Communications Equipment	113,566	—	—	113,566
Construction & Engineering	50,856	—	—	50,856
Construction Materials	—	13,188	—	13,188
Consumer Finance	283,969	—	—	283,969
Diversified Financial Services	442,391	60,966	—	503,357
Diversified Telecommunication Services	93,016	65,404	—	158,420
Electric Utilities	—	32,548	—	32,548
Electrical Equipment	25,585	79,697	—	105,282
Electronic Equipment, Instruments & Components	34,170	—	—	34,170
Energy Equipment & Services	197,019	—	—	197,019
Food & Staples Retailing	28,883	44,757	—	73,640
Food Products	228,966	40,626	—	269,592
Health Care Equipment & Supplies	60,441	17,746	—	78,187
Hotels, Restaurants & Leisure	166,591	—	—	166,591
Household Durables	—	57,172	—	57,172
Household Products	76,795	22,248	—	99,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$—	$7,271	$—	$7,271
Industrial Conglomerates	6,732	29,628	—	36,360
Information Technology Services	292,124	24,265	—	316,389
Insurance	60,870	107,031	—	167,901
Internet & Catalog Retail	—	19,204	—	19,204
Internet Software & Services	160,249	9,391	—	169,640
Leisure Products	13,425	—	—	13,425
Machinery	—	75,049	—	75,049
Media	13,512	31,425	—	44,937
Metals & Mining	—	86,498	—	86,498
Multiline Retail	19,940	30,813	—	50,753
Multi-Utilities	6,002	—	—	6,002
Oil, Gas & Consumable Fuels	1,010,702	138,231	—	1,148,933
Paper & Forest Products	—	40,116	—	40,116
Personal Products	—	61,675	—	61,675
Pharmaceuticals	107,671	188,734	—	296,405
Professional Services	233,756	44,616	—	278,372
Real Estate Investment Trusts (REITs)	134,122	30,395	—	164,517
Real Estate Management & Development	45,996	31,070	—	77,066
Road & Rail	—	17,494	—	17,494
Semiconductors & Semiconductor Equipment	61,521	42,109	—	103,630
Software	338,745	8,347	—	347,092
Specialty Retail	209,215	—	—	209,215
Technology Hardware, Storage & Peripherals	423,459	29,566	—	453,025
Textiles, Apparel & Luxury Goods	—	55,527	—	55,527
Thrifts & Mortgage Finance	7,301	—	—	7,301
Tobacco	316,556	11,645	—	328,201
Trading Companies & Distributors	22,428	15,457	—	37,885
Transportation Infrastructure	—	13,330	—	13,330
Wireless Telecommunication Services	—	22,847	—	22,847

Total Common Stocks	$7,007,281	$2,297,700	$—	$9,304,981

Corporate Bonds	—	938,147	—	938,147
Exchange Traded Fund	12,956	—	—	12,956
U.S. Government Mortgage Backed Agencies	—	2,508,414	—	2,508,414
U.S. Government Sponsored & Agency Obligations	—	1,158,108	—	1,158,108
U.S. Treasury Bond	—	1,752,326	—	1,752,326
U.S. Treasury Note	—	373,436	—	373,436

Total	$7,020,237	$9,028,131	$—	$16,048,368

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2060 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	18,369	$170,283

Total Alternative Assets (cost $177,816)		170,283

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class (a)	57,583	476,791
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	15,670	306,508
Nationwide S&P 500 Index Fund, Institutional Class (a)	33,969	527,875
Nationwide Small Cap Index Fund, Institutional Class (a)	14,218	221,367

Total Equity Funds (cost $1,544,947)		1,532,541

Total Mutual Funds (cost $1,722,763)		1,702,824

Total Investments (cost $1,722,763) (b) — 100.0%		1,702,824
Liabilities in excess of other assets — 0.0% †		(352)

NET ASSETS — 100.0%		$1,702,472

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,723,108, tax unrealized appreciation and depreciation were $2,579 and $(22,863), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	352,484	$3,267,530

Total Alternative Assets (cost $3,429,038)		3,267,530

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class (a)	1,104,962	9,149,083
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	300,693	5,881,553
Nationwide S&P 500 Index Fund, Institutional Class (a)	651,824	10,129,342
Nationwide Small Cap Index Fund, Institutional Class (a)	272,819	4,247,789

Total Equity Funds (cost $28,064,587)		29,407,767

Total Mutual Funds (cost $31,493,625)		32,675,297

Total Investments (cost $31,493,625) (b) — 100.0%		32,675,297
Liabilities in excess of other assets — 0.0% †		(14,716)

NET ASSETS — 100.0%		$32,660,581

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $31,515,495, tax unrealized appreciation and depreciation were $1,323,658 and $(163,856), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2055 (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 11.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,167,492	$10,822,654

Total Alternative Assets (cost $11,401,507)		10,822,654

Equity Funds 88.1%
Nationwide International Index Fund, Institutional Class (a)	2,967,175	24,568,206
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	838,565	16,402,330
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,745,916	27,131,528
Nationwide Small Cap Index Fund, Institutional Class (a)	758,332	11,807,236

Total Equity Funds (cost $71,737,842)		79,909,300

Total Mutual Funds (cost $83,139,349)		90,731,954

Total Investments (cost $83,139,349) (b) — 100.0%		90,731,954
Liabilities in excess of other assets — 0.0% †		(44,757)

NET ASSETS — 100.0%		$90,687,197

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $83,487,369, tax unrealized appreciation and depreciation were $7,846,460 and $(601,875), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 11.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,535,522	$14,234,293

Total Alternative Assets (cost $14,826,315)		14,234,293

Equity Funds 88.1%
Nationwide International Index Fund, Institutional Class (a)	3,924,146	32,491,925
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,104,108	21,596,348
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,300,275	35,746,275
Nationwide Small Cap Index Fund, Institutional Class (a)	995,852	15,505,418

Total Equity Funds (cost $91,471,802)		105,339,966

Total Mutual Funds (cost $106,298,117)		119,574,259

Total Investments (cost $106,298,117) (b) — 100.0%		119,574,259
Liabilities in excess of other assets — 0.0% †		(55,250)

NET ASSETS — 100.0%		$119,519,009

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $106,819,165, tax unrealized appreciation and depreciation were $13,368,450 and $(613,356), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 15.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	3,102,201	$28,757,401

Total Alternative Assets (cost $29,847,187)		28,757,401

Equity Funds 81.1%
Nationwide International Index Fund, Institutional Class (a)	5,467,571	45,271,486
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,566,771	30,646,047
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,246,808	50,455,401
Nationwide Small Cap Index Fund, Institutional Class (a)	1,268,019	19,743,056

Total Equity Funds (cost $123,833,278)		146,115,990

Fixed Income Fund 3.0%
Nationwide Bond Index Fund, Institutional Class (a)	487,707	5,423,297

Total Fixed Income Fund (cost $5,573,800)		5,423,297

Total Mutual Funds (cost $159,254,265)		180,296,688

Total Investments (cost $159,254,265) (b) — 100.0%		180,296,688
Liabilities in excess of other assets — 0.0% †		(83,507)

NET ASSETS — 100.0%		$180,213,181

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $160,040,029, tax unrealized appreciation and depreciation were $21,538,379 and $(1,281,720), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2040 (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 19.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,676,234	$43,348,690

Total Alternative Assets (cost $45,018,846)		43,348,690

Equity Funds 77.1%
Nationwide International Index Fund, Institutional Class (a)	6,330,193	52,413,995
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,672,093	32,706,139
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,904,903	60,682,195
Nationwide Small Cap Index Fund, Institutional Class (a)	1,399,276	21,786,722

Total Equity Funds (cost $141,590,594)		167,589,051

Fixed Income Fund 3.0%
Nationwide Bond Index Fund, Institutional Class (a)	591,589	6,578,465

Total Fixed Income Fund (cost $6,734,035)		6,578,465

Total Mutual Funds (cost $193,343,475)		217,516,206

Total Investments (cost $193,343,475) (b) — 100.0%		217,516,206
Liabilities in excess of other assets — 0.0% †		(97,573)

NET ASSETS — 100.0%		$217,418,633

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $194,259,159, tax unrealized appreciation and depreciation were $25,142,857 and $(1,885,810), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 96.0%

	Shares	Market Value
Alternative Assets 19.8%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,072,844	$56,295,260

Total Alternative Assets (cost $58,534,417)		56,295,260

Equity Funds 71.1%
Nationwide International Index Fund, Institutional Class (a)	7,598,034	62,911,722
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,030,525	39,717,064
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,779,815	74,278,324
Nationwide Small Cap Index Fund, Institutional Class (a)	1,616,026	25,161,530

Total Equity Funds (cost $166,374,016)		202,068,640

Fixed Income Fund 5.1%
Nationwide Bond Index Fund, Institutional Class (a)	1,294,147	14,390,910

Total Fixed Income Fund (cost $14,716,149)		14,390,910

Total Mutual Funds (cost $239,624,582)		272,754,810

Exchange Traded Funds 4.0%

	Shares	Market Value
Fixed Income Funds 4.0%
iShares iBoxx $ High Yield Corporate Bond ETF	32,004	2,815,392
iShares Intermediate Credit Bond ETF	79,083	8,620,838

Total Exchange Traded Funds (cost $11,547,387)		11,436,230

Total Investments (cost $251,171,969) (b) — 100.0%		284,191,040
Liabilities in excess of other assets — 0.0% †		(128,813)

NET ASSETS — 100.0%		$284,062,227

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $252,735,071, tax unrealized appreciation and depreciation were $34,242,268 and $(2,786,299), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 93.9%

	Shares	Market Value
Alternative Assets 19.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,277,720	$58,194,467

Total Alternative Assets (cost $61,072,877)		58,194,467

Equity Funds 64.0%
Nationwide International Index Fund, Institutional Class (a)	7,448,241	61,671,436
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,797,394	35,157,031
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,514,529	70,155,786
Nationwide Small Cap Index Fund, Institutional Class (a)	1,301,090	20,257,973

Total Equity Funds (cost $153,714,590)		187,242,226

Fixed Income Funds 10.0%
Nationwide Bond Index Fund, Institutional Class (a)	2,384,817	26,519,163
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	312,167	2,965,586

Total Fixed Income Funds (cost $29,940,295)		29,484,749

Total Mutual Funds (cost $244,727,762)		274,921,442

Exchange Traded Funds 6.1%

	Shares	Market Value
Fixed Income Funds 6.1%
iShares 1-3 Year Credit Bond ETF	28,160	2,962,151
iShares iBoxx $ High Yield Corporate Bond ETF	33,021	2,904,857
iShares Intermediate Credit Bond ETF	109,494	11,935,941

Total Exchange Traded Funds (cost $17,937,851)		17,802,949

Total Investments (cost $262,665,613) (b) — 100.0%		292,724,391
Liabilities in excess of other assets — 0.0% †		(122,487)

NET ASSETS — 100.0%		$292,601,904

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $264,502,492, tax unrealized appreciation and depreciation were $31,884,528 and $(3,662,629), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 89.0%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,698,495	$43,555,048

Total Alternative Assets (cost $45,794,853)		43,555,048

Equity Funds 55.0%
Nationwide International Index Fund, Institutional Class (a)	6,272,247	51,934,205
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,390,519	27,198,554
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,679,888	57,185,459
Nationwide Small Cap Index Fund, Institutional Class (a)	872,865	13,590,507

Total Equity Funds (cost $123,442,203)		149,908,725

Fixed Income Funds 18.0%
Nationwide Bond Index Fund, Institutional Class (a)	3,923,913	43,633,917
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	576,974	5,481,255

Total Fixed Income Funds (cost $49,775,364)		49,115,172

Total Mutual Funds (cost $219,012,420)		242,578,945

Exchange Traded Funds 7.0%

	Shares	Market Value
Fixed Income Funds 7.0%
iShares iBoxx $ High Yield Corporate Bond ETF	61,345	5,396,519
iShares Intermediate Credit Bond ETF	126,194	13,756,408

Total Exchange Traded Funds (cost $19,353,644)		19,152,927

Fixed Contract 4.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$10,953,255	10,953,255

Total Fixed Contract (cost $10,953,255)		10,953,255

Total Investments (cost $249,319,319) (d) — 100.0%		272,685,127
Liabilities in excess of other assets — 0.0% †		(112,109)

NET ASSETS — 100.0%		$272,573,018

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $251,829,546, tax unrealized appreciation and depreciation were $24,314,277 and $(3,458,696), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,152,927	$—	$—	$19,152,927
Fixed Contract	—	—	10,953,255	10,953,255
Mutual Funds	242,578,945	—	—	242,578,945

Total	$261,731,872	$—	$10,953,255	$272,685,127

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	95,618	95,618
Purchases	11,257,386	11,257,386
Sales	(399,749)	(399,749)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$10,953,255	$10,953,255

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Fixed Contract	$10,953,255	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 85.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,722,652	$15,968,984

Total Alternative Assets (cost $16,575,917)		15,968,984

Equity Funds 48.0%
Nationwide International Index Fund, Institutional Class (a)	2,571,261	21,290,044
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	612,382	11,978,189
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,539,354	23,921,555
Nationwide Small Cap Index Fund, Institutional Class (a)	425,697	6,628,105

Total Equity Funds (cost $54,683,868)		63,817,893

Fixed Income Funds 25.0%
Nationwide Bond Index Fund, Institutional Class (a)	2,757,009	30,657,940
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	280,667	2,666,334

Total Fixed Income Funds (cost $33,444,917)		33,324,274

Total Mutual Funds (cost $104,704,702)		113,111,151

Exchange Traded Funds 8.1%

	Shares	Market Value
Fixed Income Funds 8.1%
iShares iBoxx $ High Yield Corporate Bond ETF	30,470	2,680,446
iShares Intermediate Credit Bond ETF	73,665	8,030,222

Total Exchange Traded Funds (cost $10,797,296)		10,710,668

Fixed Contract 7.0%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$9,315,974	9,315,974

Total Fixed Contract (cost $9,315,974)		9,315,974

Total Investments (cost $124,817,972) (d) — 100.1%		133,137,793
Liabilities in excess of other assets — (0.1)%		(114,126)

NET ASSETS — 100.0%		$133,023,667

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $126,467,905, tax unrealized appreciation and depreciation were $7,685,124 and $(1,015,236), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,710,668	$—	$—	$10,710,668
Fixed Contract	—	—	9,315,974	9,315,974
Mutual Funds	113,111,151	—	—	113,111,151

Total	$123,821,819	$—	$9,315,974	$133,137,793

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	83,727	83,727
Purchases	10,139,767	10,139,767
Sales	(907,520)	(907,520)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$9,315,974	$9,315,974

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Fixed Contract	$9,315,974	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 79.1%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	294,112	$2,726,414

Total Alternative Assets (cost $2,867,749)		2,726,414

Equity Funds 40.1%
Nationwide International Index Fund, Institutional Class (a)	430,577	3,565,174
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	111,698	2,184,806
Nationwide S&P 500 Index Fund, Institutional Class (a)	263,321	4,092,004
Nationwide Small Cap Index Fund, Institutional Class (a)	70,421	1,096,461

Total Equity Funds (cost $10,053,870)		10,938,445

Fixed Income Funds 29.0%
Nationwide Bond Index Fund, Institutional Class (a)	639,544	7,111,726
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	86,082	817,776

Total Fixed Income Funds (cost $7,936,998)		7,929,502

Total Mutual Funds (cost $20,858,617)		21,594,361

Exchange Traded Funds 11.0%

	Shares	Market Value
Fixed Income Funds 11.0%
iShares iBoxx $ High Yield Corporate Bond ETF	9,295	817,681
iShares Intermediate Credit Bond ETF	20,056	2,186,305

Total Exchange Traded Funds (cost $3,036,595)		3,003,986

Fixed Contract 10.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$2,725,922	2,725,922

Total Fixed Contract (cost $2,725,922)		2,725,922

Total Investments (cost $26,621,134) (d) — 100.1%		27,324,269
Liabilities in excess of other assets — (0.1)%		(14,649)

NET ASSETS — 100.0%		$27,309,620

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $26,995,495, tax unrealized appreciation and depreciation were $585,086 and $(256,312), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,003,986	$—	$—	$3,003,986
Fixed Contract	—	—	2,725,922	2,725,922
Mutual Funds	21,594,361	—	—	21,594,361

Total	$24,598,347	$—	$2,725,922	$27,324,269

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	24,086	24,086
Purchases	2,933,468	2,933,468
Sales	(231,632)	(231,632)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$2,725,922	$2,725,922

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$2,725,922	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.6%

	Principal Amount	Market Value
Credit Card 0.6%
Chase Issuance Trust, Series 2014-A8, Class A, 0.44%, 11/15/18 (a)	$6,500,000	$6,500,000

Total Asset-Backed Security (cost $6,500,000)		6,500,000

Collateralized Mortgage Obligations 0.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 4039, Class ME, 2.00%, 12/15/40	2,271,756	2,242,995
Series 4026, Class WJ, 2.75%, 08/15/41	5,343,908	5,444,977
Federal National Mortgage Association REMICS, Series 2012-69, Class DJ, 2.00%, 01/25/42	867,732	876,493

Total Collateralized Mortgage Obligations (cost $8,293,171)		8,564,465

Corporate Bonds 50.2%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Triumph Group, Inc., 5.25%, 06/01/22	3,295,000	3,245,575

Airlines 0.5%
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	3,165,403	3,632,300
United Continental Holdings, Inc., 6.38%, 06/01/18	1,639,000	1,720,950

		5,353,250

Auto Components 1.7%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,743,750
Delphi Corp., 5.00%, 02/15/23	2,000,000	2,120,000
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	5,700,000	6,205,875
Johnson Controls, Inc., 5.50%, 01/15/16	6,058,000	6,191,324
Titan International, Inc., 6.88%, 10/01/20 (b)	660,000	583,520

		16,844,469

Banks 4.1%
Bank of America Corp., Series L, 5.65%, 05/01/18	5,000,000	5,469,790
3.30%, 01/11/23	993,000	978,848
Capital One Financial Corp., 0.92%, 11/06/15 (a)	10,210,000	10,218,760
Citigroup, Inc., 3.88%, 03/26/25	5,000,000	4,847,590
KeyBank NA, 0.77%, 11/25/16 (a)	8,570,000	8,573,034
Mellon Funding Corp., 5.50%, 11/15/18	2,750,000	3,049,667
National City Bank, 0.65%, 06/07/17 (a)	3,000,000	2,985,795
Union Bank NA, 1.03%, 09/26/16 (a)	2,000,000	2,005,762
Wells Fargo & Co., Series K, 7.98%, 03/15/18 (c)	2,005,000	2,172,919
3.00%, 02/19/25	1,000,000	962,083

		41,264,248

Beverages 1.3%
PepsiCo, Inc., 5.00%, 06/01/18	11,505,000	12,600,587

Building Products 0.2%
Gibraltar Industries, Inc., 6.25%, 02/01/21	2,235,000	2,290,875

Capital Markets 4.0%
Ameriprise Financial, Inc., 4.00%, 10/15/23	2,080,000	2,184,730
FMR LLC, 4.95%, 02/01/33 (d)	7,300,000	7,722,181
Goldman Sachs Capital II, 4.00%, 08/31/15 (c)	1,500,000	1,128,750
Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	9,000,000	9,125,091
Janus Capital Group, Inc., 4.88%, 08/01/25	3,870,000	3,906,154
Jefferies Group LLC, 5.13%, 01/20/23	3,350,000	3,417,502
Morgan Stanley, 1.53%, 02/25/16 (a)	3,655,000	3,670,157
6.63%, 04/01/18	3,450,000	3,864,500
7.25%, 04/01/32	3,500,000	4,595,910
Raymond James Financial, Inc., 8.60%, 08/15/19	730,000	891,174

		40,506,149

Chemicals 0.8%
Methanex Corp., 4.25%, 12/01/24	8,000,000	7,942,832

Commercial Services & Supplies 0.9%
ADT Corp. (The), 6.25%, 10/15/21 (b)	4,000,000	4,240,000
Clean Harbors, Inc., 5.13%, 06/01/21	4,320,000	4,352,400
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	720,632

		9,313,032

Construction & Engineering 0.4%
Fluor Corp., 3.38%, 09/15/21	3,860,000	4,009,058

Construction Materials 0.1%
Vulcan Materials Co., 7.50%, 06/15/21	1,000,000	1,155,000

Consumer Finance 1.0%
Credit Acceptance Corp., 7.38%, 03/15/23 (d)	4,800,000	4,944,000
Navient Corp., 5.88%, 03/25/21	6,000,000	5,625,000

		10,569,000

Containers & Packaging 0.2%
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,776,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services 1.8%
FS Investment Corp., 4.75%, 05/15/22	$7,174,000	$7,040,556
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 02/01/22	2,000,000	2,070,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,525,874
Western Union Co. (The), 5.93%, 10/01/16	6,220,000	6,515,699

		18,152,129

Diversified Telecommunication Services 0.6%
AT&T, Inc., 4.50%, 05/15/35	4,000,000	3,701,048
Frontier Communications Corp., 8.50%, 04/15/20	2,750,000	2,846,250

		6,547,298

Electric Utilities 0.0% †
ITC Holdings Corp., 3.65%, 06/15/24	500,000	497,984

Electronic Equipment & Instruments 1.9%
Corning, Inc., 7.25%, 08/15/36	5,727,000	7,104,544
5.75%, 08/15/40	2,000,000	2,369,812
Flextronics International Ltd., 4.63%, 02/15/20	2,000,000	2,065,000
Tech Data Corp., 3.75%, 09/21/17	7,250,000	7,501,713

		19,041,069

Energy Equipment & Services 1.6%
Bristow Group, Inc., 6.25%, 10/15/22	7,500,000	7,087,500
Cameron International Corp., 6.38%, 07/15/18	2,700,000	2,994,773
SEACOR Holdings, Inc., 7.38%, 10/01/19	3,095,000	3,230,406
SESI LLC, 6.38%, 05/01/19	1,230,000	1,248,450
7.13%, 12/15/21	1,875,000	1,950,000

		16,511,129

Food Products 0.7%
Post Holdings, Inc., 7.38%, 02/15/22	4,640,000	4,744,400
Wells Enterprises, Inc., 6.75%, 02/01/20 (d)	2,531,000	2,587,947

		7,332,347

Gas Utilities 0.2%
TransCanada PipeLines Ltd., 4.63%, 03/01/34	1,660,000	1,629,489

Health Care Providers & Services 2.4%
Express Scripts, Inc., 3.13%, 05/15/16	9,008,000	9,145,588
HCA, Inc., 5.88%, 03/15/22	2,500,000	2,740,625
Laboratory Corp. of America Holdings, 5.63%, 12/15/15	1,850,000	1,881,341
Medtronic, Inc., 4.38%, 03/15/35 (d)	5,000,000	5,004,550
Service Corp. International, 7.63%, 10/01/18	1,615,000	1,839,081
UnitedHealth Group, Inc., 3.35%, 07/15/22	3,000,000	3,061,152

		23,672,337

Hotels, Restaurants & Leisure 0.8%
Graton Economic Development Authority, 9.63%, 09/01/19 (d)	1,485,000	1,598,231
Speedway Motorsports, Inc., 5.13%, 02/01/23	2,000,000	1,980,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (d)	500,000	476,250
Viking Cruises Ltd., 8.50%, 10/15/22 (d)	3,500,000	3,889,375

		7,943,856

Household Durables 1.0%
GrafTech International Ltd., 6.38%, 11/15/20	5,000,000	4,450,000
NVR, Inc., 3.95%, 09/15/22	5,026,000	5,124,967

		9,574,967

Information Technology Services 1.3%
Computer Sciences Corp., 4.45%, 09/15/22	7,965,000	8,143,798
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	4,762,000	4,854,445

		12,998,243

Insurance 5.2%
Aflac, Inc., 3.25%, 03/17/25	5,943,000	5,778,171
American International Group, Inc., 3.88%, 01/15/35	6,873,000	6,243,571
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24 (b)	5,625,000	5,786,269
Kemper Corp., 4.35%, 02/15/25	2,000,000	2,014,748
Markel Corp., 7.13%, 09/30/19	3,715,000	4,350,194
Navigators Group, Inc. (The), 5.75%, 10/15/23	5,000,000	5,366,145
Old Republic International Corp., 4.88%, 10/01/24	6,434,000	6,712,566
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,605,240
Sirius International Group Ltd., 6.38%, 03/20/17 (d)	5,000,000	5,241,135
Torchmark Corp., 9.25%, 06/15/19	3,345,000	4,161,572
7.88%, 05/15/23	2,975,000	3,721,341

		51,980,952

Internet & Catalog Retail 0.3%
Netflix, Inc., 5.38%, 02/01/21	3,000,000	3,127,500

Machinery 0.7%
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	6,320,000	6,691,300

Media 1.4%
CBS Corp., 4.60%, 01/15/45	3,790,000	3,417,716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
CCO Safari II LLC, 6.38%, 10/23/35 (d)	$3,000,000	$3,066,846
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,560,628
DISH DBS Corp., 4.25%, 04/01/18	2,500,000	2,543,750
7.88%, 09/01/19	1,070,000	1,197,063
Sirius XM Radio, Inc., 6.00%, 07/15/24 (d)	2,000,000	2,085,000

		13,871,003

Multiline Retail 0.7%
Dillard’s, Inc., 7.13%, 08/01/18	1,775,000	1,996,875
7.75%, 07/15/26	1,475,000	1,733,125
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	3,000,000	3,505,992

		7,235,992

Oil, Gas & Consumable Fuels 2.6%
Denbury Resources, Inc., 5.50%, 05/01/22	1,150,000	911,375
Marathon Petroleum Corp., 3.50%, 03/01/16	7,937,000	8,050,198
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20 (b)	9,945,000	10,491,975
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23 (d)	3,000,000	3,082,500
Valero Energy Corp., 7.50%, 04/15/32	2,641,000	3,235,906

		25,771,954

Paper & Forest Products 0.3%
PH Glatfelter Co., 5.38%, 10/15/20	2,585,000	2,662,550

Pharmaceuticals 0.2%
Baxalta, Inc., 3.60%, 06/23/22 (d)	500,000	500,998
Wyeth LLC, 6.45%, 02/01/24	1,000,000	1,243,003

		1,744,001

Real Estate Investment Trusts (REITs) 2.7%
Corporate Office Properties LP, Series WI, 3.60%, 05/15/23	7,611,000	7,036,484
Digital Realty Trust LP, 3.95%, 07/01/22	2,900,000	2,909,196
HCP, Inc., 4.25%, 11/15/23	5,313,000	5,365,009
Health Care REIT, Inc., 4.00%, 06/01/25	2,500,000	2,480,040
Healthcare Realty Trust, Inc., 3.88%, 05/01/25	1,000,000	974,703
Mack-Cali Realty LP, 4.50%, 04/18/22	7,000,000	6,970,607
Simon Property Group LP, 10.35%, 04/01/19	935,000	1,185,245

		26,921,284

Real Estate Management & Development 0.0% †
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	500,000	512,038

Road & Rail 0.7%
Hertz Corp. (The), 7.38%, 01/15/21	2,000,000	2,085,000
Rent-A-Center, Inc., 6.63%, 11/15/20 (b)	1,240,000	1,226,050
United Rentals North America, Inc., 7.63%, 04/15/22	3,492,000	3,793,185

		7,104,235

Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products, Inc., 3.38%, 03/15/23	2,500,000	2,475,365

Software 2.7%
Autodesk, Inc., 4.38%, 06/15/25	1,500,000	1,516,224
Intuit, Inc., 5.75%, 03/15/17	5,570,000	5,913,513
Microsoft Corp., 4.88%, 12/15/43	10,000,000	10,842,760
MSCI, Inc., 5.25%, 11/15/24 (d)	5,000,000	5,098,500
Oracle Corp., 3.90%, 05/15/35	4,095,000	3,887,424

		27,258,421

Specialty Retail 2.1%
AutoZone, Inc., 4.00%, 11/15/20	2,882,000	3,052,381
Best Buy Co., Inc., 5.00%, 08/01/18	2,500,000	2,625,775
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,180,575
Home Depot, Inc. (The), 5.95%, 04/01/41	7,863,000	9,767,615
L Brands, Inc., 7.00%, 05/01/20	4,000,000	4,560,000

		21,186,346

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 3.45%, 05/06/24	2,705,000	2,766,523
Brocade Communications Systems, Inc., 4.63%, 01/15/23	2,000,000	1,935,000

		4,701,523

Textiles, Apparel & Luxury Goods 1.5%
Cintas Corp. No 2, 3.25%, 06/01/22	6,510,000	6,607,233
Levi Strauss & Co., 6.88%, 05/01/22	7,430,000	8,015,113

		14,622,346

Wireless Telecommunication Services 0.6%
MetroPCS Wireless, Inc., 6.63%, 11/15/20	5,900,000	6,136,000

Total Corporate Bonds (cost $511,401,120)		504,773,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies 32.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J13885 3.50%, 12/01/25	$2,655,280	$2,805,202
Pool# J14732 4.00%, 03/01/26	86	91
Pool# G14820 3.50%, 12/01/26	2,763,827	2,919,800
Pool# J19197 3.00%, 05/01/27	1,489,867	1,547,171
Pool# C91149 6.00%, 01/01/28	59,183	66,814
Pool# G14748 3.00%, 04/01/28	2,841,817	2,951,036
Pool# C91768 3.50%, 07/01/34	12,374,381	13,012,744
Pool# G30692 3.50%, 08/01/34	7,684,637	8,082,399
Pool# G08087 6.00%, 10/01/35	94,900	108,350
Pool# G05963 4.50%, 04/01/40	763,547	830,447
Pool# A95406 4.00%, 12/01/40	2,112,035	2,249,423
Pool# A96464 4.00%, 01/01/41	932,140	992,725
Pool# G06229 4.00%, 01/01/41	888,280	945,991
Pool# Q06025 4.00%, 02/01/42	2,709,527	2,898,077
Pool# Q09481 3.50%, 07/01/42	1,420,892	1,478,012
Pool# C09008 3.00%, 08/01/42	5,242,414	5,274,500
Pool# Q10392 3.50%, 08/01/42	5,923,272	6,161,047
Pool# Q15265 3.00%, 01/01/43	4,967,435	4,997,226
Pool# G08541 3.50%, 08/01/43	8,374,897	8,692,004
Pool# Q22176 4.00%, 09/01/43	12,215,492	12,977,949
Pool# G08574 4.50%, 02/01/44	5,426,655	5,877,956
Pool# C09071 4.00%, 02/01/45	11,608,175	12,341,178
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	4,110,506	4,355,048
Pool# AL0578 3.50%, 08/01/26	378,694	400,433
Pool# MA0848 3.50%, 09/01/26	8,614,220	9,110,754
Pool# AJ5336 3.00%, 11/01/26	1,754,767	1,825,322
Pool# AJ6973 3.00%, 11/01/26	17,888,530	18,608,346
Pool# AL1121 3.50%, 12/01/26	5,241,585	5,543,524
Pool# AL4235 3.50%, 01/01/27	11,459,406	12,119,735
Pool# AL1345 3.00%, 02/01/27	2,977,048	3,096,775
Pool# AL1719 3.00%, 05/01/27	3,280,332	3,416,327
Pool# AL2908 3.00%, 08/01/27	811,154	843,773
Pool# AO3261 3.00%, 10/01/27	6,113,763	6,359,519
Pool# AL4180 3.50%, 09/01/28	5,718,371	6,047,283
Pool# MA2124 3.00%, 12/01/29	2,301,582	2,390,773
Pool# MA1165 3.00%, 09/01/32	1,433,005	1,485,416
Pool# MA1459 3.00%, 06/01/33	2,910,996	3,017,427
Pool# 730969 5.00%, 08/01/33	104,691	116,105
Pool# AL6591 3.00%, 09/01/33	9,524,412	9,872,997
Pool# 932669 4.50%, 03/01/40	4,233,704	4,605,689
Pool# AE0311 3.50%, 08/01/40	10,035,262	10,424,248
Pool# 890293 4.50%, 08/01/40	2,963,645	3,222,243
Pool# AE3328 4.00%, 10/01/40	7,034,176	7,523,855
Pool# AB1845 4.00%, 11/01/40	11,863,415	12,686,045
Pool# AH0315 4.00%, 12/01/40	16,348,719	17,479,306
Pool# AH1107 4.00%, 12/01/40	1,101,775	1,184,926
Pool# AB3274 4.50%, 07/01/41	964,317	1,054,313
Pool# AJ1407 4.00%, 09/01/41	6,441,195	6,871,442
Pool# AJ9278 3.50%, 12/01/41	10,960,765	11,401,630
Pool# AJ9323 3.00%, 01/01/42	5,899,285	5,943,315
Pool# AW8165 4.00%, 01/01/42	9,540,477	10,195,387
Pool# AJ8414 4.00%, 02/01/42	6,767,022	7,229,396
Pool# AB4696 4.00%, 03/01/42	3,591,835	3,848,200
Pool# AP2132 3.50%, 08/01/42	4,493,836	4,674,485
Pool# AR2634 3.00%, 02/01/43	6,755,327	6,827,347
Government National Mortgage Association I Pool
Pool# 783548, 3.00%, 02/15/27	7,015,495	7,358,273
Government National Mortgage Association II Pool
Pool# G2 5228, 3.50%, 11/20/26	14,331,179	15,137,127

Total U.S. Government Mortgage Backed Agencies (cost $321,857,080)		323,486,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Treasury Bond 3.1%

	Principal Amount	Market Value
U.S. Treasury Bond, 3.00%, 05/15/42	$30,955,000	$31,419,325

Total U.S. Treasury Bond (cost $30,802,405)		31,419,325

U.S. Treasury Notes 7.1%

	Principal Amount	Market Value
U.S. Treasury Notes 1.75%, 05/31/16	7,500,000	7,590,817
1.88%, 09/30/17	13,315,000	13,638,515
2.00%, 11/30/20	11,400,000	11,595,943
2.13%, 12/31/21	3,500,000	3,554,687
2.50%, 05/15/24	17,095,000	17,569,113
2.38%, 08/15/24	8,895,000	9,039,544
2.25%, 11/15/24	8,360,000	8,401,148

Total U.S. Treasury Notes (cost $71,443,317)		71,389,767

Yankee Dollars 0.7%

	Principal Amount	Market Value
Insurance 0.4%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,122,687

Metals & Mining 0.0% †
Thompson Creek Metals Co., Inc., 9.75%, 12/01/17	530,000	506,150

Oil, Gas & Consumable Fuels 0.3%
Burlington Resources Finance Co., 7.40%, 12/01/31	2,000,000	2,701,152

Total Yankee Dollars (cost $7,511,276)		7,329,989

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (e)(f)	719,290	719,290

Total Mutual Fund (cost $719,290)		719,290

Preferred Stocks 3.0%

	Shares	Market Value
Banks 0.4%
HSBC Holdings PLC, 8.00%, 12/15/15 (g)	70,000	1,822,800
JPMorgan Chase & Co., 6.70%, 03/01/19 (g)	90,351	2,389,784

		4,212,584

Capital Markets 0.3%
Morgan Stanley, 6.63%, 07/15/19 (g)	120,000	3,144,000

Consumer Finance 0.2%
Capital One Financial Corp., 6.70%, 12/01/19 (g)	65,000	1,754,350
Discover Financial Services, 6.50%, 12/01/17 (g)	6,000	158,100

		1,912,450

Diversified Telecommunication Services 0.0% †
Qwest Corp., 7.00%, 07/01/52 (g)	10,500	276,885

Insurance 1.6%
Allstate Corp. (The), 6.75%, 10/15/18 (g)	161,250	4,340,850
Aspen Insurance Holdings Ltd., 7.25%, 07/01/17 (b)(g)	112,691	2,941,235
Endurance Specialty Holdings Ltd. 7.50%, 06/01/16 (g)	50,000	1,315,000
7.75%, 12/15/15 (g)	79,000	2,049,260
Kemper Corp., 7.38%, 02/27/54 (g)	30,000	804,000
Maiden Holdings Ltd., 8.25%, 08/29/17 (g)	10,000	264,500
Maiden Holdings North America Ltd., 7.75%, 12/01/43 (g)	126,000	3,385,620
PartnerRe Ltd., 7.25%, 06/01/16 (g)	31,383	866,485

		15,966,950

Multi-Utilities 0.3%
DTE Energy Co., 6.50%, 12/01/61 (g)	100,000	2,684,000

Real Estate Investment Trusts (REITs) 0.2%
Digital Realty Trust, Inc., 7.38%, 03/26/19 (g)	50,000	1,356,500

Thrifts & Mortgage Finance 0.0% †
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17 *(g)	35,000	175,000

Total Preferred Stocks (cost $29,538,183)		29,728,369

Repurchase Agreement 1.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $13,416,683, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $13,684,880. (f)	$13,416,549	13,416,549

Total Repurchase Agreement (cost $13,416,549)		13,416,549

Total Investments (cost $1,001,482,391) (h) — 99.2%		997,328,413
Other assets in excess of liabilities — 0.8%		8,267,133

NET ASSETS — 100.0%		$1,005,595,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $13,849,576.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date reflects the next call date.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $45,297,513 which represents 4.50% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2015.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $14,135,839.
(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2015.
(h)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,001,503,539, tax unrealized appreciation and depreciation were $7,865,283 and $(12,040,409), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$6,500,000	$—	$6,500,000
Collateralized Mortgage Obligations	—	8,564,465	—	8,564,465
Corporate Bonds	—	504,773,733	—	504,773,733
Mutual Fund	719,290	—	—	719,290
Preferred Stocks
Banks	4,212,584	—	—	4,212,584
Capital Markets	3,144,000	—	—	3,144,000
Consumer Finance	1,912,450	—	—	1,912,450
Diversified Telecommunication Services	276,885	—	—	276,885
Insurance	12,581,330	3,385,620	—	15,966,950
Multi-Utilities	2,684,000	—	—	2,684,000
Real Estate Investment Trusts (REITs)	1,356,500	—	—	1,356,500
Thrifts & Mortgage Finance	175,000	—	—	175,000

Total Preferred Stocks	$26,342,749	$3,385,620	$—	$29,728,369

Repurchase Agreement	—	13,416,549	—	13,416,549
U.S. Government Mortgage Backed Agencies	—	323,486,926	—	323,486,926
U.S. Treasury Bond	—	31,419,325	—	31,419,325
U.S. Treasury Notes	—	71,389,767	—	71,389,767
Yankee Dollars	—	7,329,989	—	7,329,989

Total	$27,062,039	$970,266,374	$—	$997,328,413

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Automobiles 0.2%
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	$1,700,000	$1,701,707
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	1,000,000	996,845

		2,698,552

Credit Card 0.3%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	2,191,000	2,396,961
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	612,412

		3,009,373

Total Asset-Backed Securities (cost $5,727,495)		5,707,925

Commercial Mortgage Backed Securities 2.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	1,476,649	1,548,869
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	700,016
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	517,528
COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	805,750
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.70%, 09/15/40 (a)	1,000,000	1,059,075
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46 (a)	425,955	453,179
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	100,000	111,660
Series K004, Class A1, 3.41%, 05/25/19	259,430	270,922
Series K006, Class A1, 3.40%, 07/25/19	180,700	188,326
Series K014, Class A1, 2.79%, 10/25/20	65,174	67,549
Series K020, Class A2, 2.37%, 05/25/22	600,000	601,386
Series K026, Class A2, 2.51%, 11/25/22	200,000	200,082
Series K031, Class A2, 3.30%, 04/25/23 (a)	100,000	105,054
Series K033, Class A2, 3.06%, 07/25/23 (a)	100,000	103,251
Series K037, Class A2, 3.49%, 01/25/24	200,000	211,749
Series K038, Class A1, 2.60%, 10/25/23	188,797	194,375
Series K038, Class A2, 3.39%, 03/25/24	800,000	839,501
Series K713, Class A2, 2.31%, 03/25/20	500,000	509,295
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	150,000	153,715
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	757,164
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,027,184
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3, 5.34%, 05/15/47	1,915,016	1,992,007
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	300,000	315,401
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	651,812
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.88%, 08/12/49 (a)	857,000	915,230
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class ASB, 3.91%, 07/15/46 (a)	1,356,000	1,448,756
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,304,299
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,566,619
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 02/15/51 (a)	1,340,410	1,405,729
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	505,421

Total Commercial Mortgage Backed Securities (cost $19,610,816)		20,530,904

Corporate Bonds 24.3%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	277,260
Boeing Co. (The), 4.88%, 02/15/20	200,000	225,863
3.30%, 03/01/35	65,000	60,286
General Dynamics Corp., 3.88%, 07/15/21	150,000	161,241
L-3 Communications Corp., 4.95%, 02/15/21	250,000	264,413
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	478,306
3.60%, 03/01/35	55,000	52,033
4.07%, 12/15/42	191,000	179,147
Northrop Grumman Corp., 4.75%, 06/01/43	250,000	256,316
Raytheon Co., 6.40%, 12/15/18	144,000	165,937
3.13%, 10/15/20	250,000	259,579
3.15%, 12/15/24	75,000	75,035
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	78,087
United Technologies Corp., 6.13%, 07/15/38	150,000	184,782
4.50%, 06/01/42	500,000	501,537

		3,219,822

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	216,957	229,975
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	207,928	219,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines (continued)
Southwest Airlines Co., 5.13%, 03/01/17	$103,000	$108,988
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	244,225	250,941

		809,268

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25	70,000	68,709
Delphi Corp., 4.15%, 03/15/24	150,000	155,108
Johnson Controls, Inc., 1.40%, 11/02/17	500,000	497,355
4.25%, 03/01/21	100,000	105,459

		826,631

Automobiles 0.4%
American Honda Finance Corp., 2.25%, 08/15/19	500,000	503,807
Ford Motor Co., 7.45%, 07/16/31	350,000	447,064
Ford Motor Credit Co. LLC, 1.50%, 01/17/17	250,000	249,374
2.24%, 06/15/18	250,000	249,730
5.88%, 08/02/21	250,000	281,784
3.22%, 01/09/22	500,000	490,494
3.66%, 09/08/24	250,000	243,853
General Motors Co., 5.20%, 04/01/45	250,000	241,917
General Motors Financial Co., Inc., 3.15%, 01/15/20	391,000	389,032
4.38%, 09/25/21	100,000	102,495
Toyota Motor Credit Corp., 1.45%, 01/12/18	500,000	500,410
2.10%, 01/17/19	350,000	353,109
2.13%, 07/18/19	350,000	351,453

		4,404,522

Banks 4.1%
Abbey National Treasury Services PLC, 2.38%, 03/16/20	250,000	250,936
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	250,000	250,145
Banco do Brasil SA, 3.88%, 10/10/22	300,000	269,214
Bank of America Corp., 5.63%, 10/14/16	440,000	462,104
3.88%, 03/22/17	500,000	518,117
1.70%, 08/25/17	1,250,000	1,253,484
2.00%, 01/11/18	300,000	301,016
5.63%, 07/01/20	250,000	281,478
5.70%, 01/24/22	250,000	284,558
4.10%, 07/24/23	250,000	258,399
4.00%, 01/22/25	500,000	490,488
3.88%, 08/01/25	250,000	252,386
4.25%, 10/22/26	645,000	635,232
5.88%, 02/07/42	250,000	293,417
5.00%, 01/21/44	400,000	421,333
Bank of America NA, 5.30%, 03/15/17	500,000	528,604
Bank of New York Mellon Corp. (The), 2.30%, 09/11/19	500,000	501,227
Series G, 3.00%, 02/24/25	105,000	101,448
Bank of Nova Scotia (The), 1.70%, 06/11/18	500,000	500,055
Bank One Corp., 8.00%, 04/29/27	202,000	268,002
Barclays Bank PLC, 5.14%, 10/14/20	250,000	274,069
Barclays PLC, 2.75%, 11/08/19	500,000	497,772
3.65%, 03/16/25	200,000	191,765
BB&T Corp., 2.15%, 03/22/17	400,000	405,863
2.45%, 01/15/20	300,000	301,669
BNP Paribas SA, 2.70%, 08/20/18	500,000	511,807
4.25%, 10/15/24	250,000	249,874
BPCE SA, 4.00%, 04/15/24	250,000	256,512
Branch Banking & Trust Co., 1.45%, 10/03/16	250,000	251,535
Capital One Financial Corp., 3.75%, 04/24/24	100,000	98,885
Capital One NA, 1.65%, 02/05/18	750,000	744,155
2.40%, 09/05/19	250,000	248,004
Citigroup, Inc., 6.13%, 11/21/17	500,000	547,806
2.40%, 02/18/20	500,000	496,775
3.88%, 10/25/23	350,000	358,683
3.75%, 06/16/24	300,000	300,889
3.30%, 04/27/25	155,000	149,803
5.50%, 09/13/25	250,000	273,684
4.30%, 11/20/26	700,000	695,424
6.63%, 06/15/32	232,000	280,551
4.65%, 07/30/45	200,000	201,768
Commonwealth Bank of Australia, 1.90%, 09/18/17	250,000	252,909
2.30%, 03/12/20	250,000	249,901
Compass Bank, 3.88%, 04/10/25	250,000	237,017
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	250,000	257,823
2.25%, 01/14/20	500,000	498,346
5.25%, 05/24/41	125,000	139,635
5.75%, 12/01/43	250,000	275,880
Credit Suisse, 2.30%, 05/28/19	250,000	251,058
3.00%, 10/29/21	500,000	499,398
Discover Bank, 7.00%, 04/15/20	300,000	346,609
Fifth Third Bancorp, 2.88%, 07/27/20	250,000	250,793
3.50%, 03/15/22	300,000	304,285
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	589,806
HSBC Holdings PLC, 4.00%, 03/30/22	500,000	530,670
4.25%, 03/14/24	250,000	254,425
HSBC USA, Inc., 1.63%, 01/16/18	500,000	499,305
2.63%, 09/24/18	250,000	255,448
2.38%, 11/13/19	350,000	349,657

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	$250,000	$253,130
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	207,125
JPMorgan Chase & Co., 2.20%, 10/22/19	500,000	499,190
2.25%, 01/23/20	1,250,000	1,234,049
2.75%, 06/23/20	250,000	251,531
4.63%, 05/10/21	500,000	544,036
3.38%, 05/01/23	250,000	244,872
3.63%, 05/13/24	350,000	351,586
3.13%, 01/23/25	250,000	240,330
4.13%, 12/15/26	250,000	248,442
5.60%, 07/15/41	350,000	402,704
4.85%, 02/01/44	250,000	263,801
JPMorgan Chase Bank NA, 6.00%, 07/05/17	530,000	573,620
KeyBank NA, 2.50%, 12/15/19	250,000	252,453
KeyCorp, 5.10%, 03/24/21	150,000	166,485
Korea Finance Corp., 4.63%, 11/16/21	200,000	221,510
Kreditanstalt fuer Wiederaufbau, 4.38%, 03/15/18	800,000	868,616
1.00%, 06/11/18	1,000,000	996,481
2.75%, 09/08/20	550,000	576,914
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	639,085
Lloyds Bank PLC, 2.40%, 03/17/20	250,000	250,243
Lloyds Banking Group PLC, 4.50%, 11/04/24	250,000	252,395
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	495,386
PNC Bank NA, 2.95%, 01/30/23	350,000	342,311
3.30%, 10/30/24	250,000	249,703
PNC Funding Corp., 5.13%, 02/08/20	400,000	447,482
Regions Banks/Birmingham Al, 2.25%, 09/14/18	250,000	250,150
Royal Bank of Canada, 1.40%, 10/13/17	315,000	314,606
2.20%, 07/27/18	500,000	506,857
2.15%, 03/06/20	250,000	249,903
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	258,930
2.65%, 04/17/20	150,000	147,763
State Street Corp., 4.38%, 03/07/21	300,000	330,201
3.30%, 12/16/24	155,000	154,894
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	502,633
2.45%, 01/16/20	250,000	250,030
SunTrust Banks, Inc., 3.50%, 01/20/17	350,000	359,767
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	254,444
1.40%, 04/30/18	250,000	249,101
US Bancorp, 1.65%, 05/15/17	350,000	353,781
4.13%, 05/24/21	100,000	108,572
3.60%, 09/11/24	250,000	251,833
US Bank NA, 2.13%, 10/28/19	500,000	501,768
Wells Fargo & Co., 5.13%, 09/15/16	144,000	150,011
1.50%, 01/16/18	750,000	750,433
2.15%, 01/15/19	500,000	504,208
Series N, 2.15%, 01/30/20	1,000,000	994,450
3.00%, 01/22/21	500,000	508,960
3.00%, 02/19/25	260,000	250,142
4.30%, 07/22/27	200,000	203,548
5.38%, 02/07/35	118,000	135,145
5.61%, 01/15/44	483,000	539,729
3.90%, 05/01/45	250,000	229,494
Westpac Banking Corp., 2.25%, 07/30/18	500,000	507,470

		42,394,204

Beverages 0.4%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	180,507
6.00%, 11/01/41	103,000	123,064
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44	350,000	359,891
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	223,559
2.50%, 07/15/22	250,000	241,025
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	208,702
3.20%, 11/01/23	400,000	407,258
Diageo Capital PLC, 1.13%, 04/29/18	350,000	345,241
Diageo Investment Corp., 2.88%, 05/11/22	500,000	491,596
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	255,204
Molson Coors Brewing Co., 3.50%, 05/01/22 (b)	250,000	253,523
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	196,134
PepsiCo, Inc., 1.85%, 04/30/20	250,000	245,342
3.13%, 11/01/20	200,000	208,373
3.60%, 03/01/24	250,000	258,069
3.60%, 08/13/42	300,000	269,598

		4,267,086

Biotechnology 0.3%
Amgen, Inc., 3.45%, 10/01/20	200,000	207,786
3.63%, 05/22/24	400,000	399,595
6.40%, 02/01/39	300,000	363,578
5.15%, 11/15/41	250,000	261,267
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	108,747
Celgene Corp., 3.25%, 08/15/22	200,000	196,860
4.63%, 05/15/44	150,000	143,720
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	102,499
2.05%, 04/01/19	500,000	502,881
4.50%, 04/01/21	100,000	109,451
3.70%, 04/01/24	150,000	153,319
3.50%, 02/01/25	145,000	145,513
4.50%, 02/01/45	250,000	248,093

		2,943,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets 1.3%
Ameriprise Financial, Inc., 5.30%, 03/15/20	$100,000	$112,992
4.00%, 10/15/23	250,000	262,588
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	264,834
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	152,083
Credit Suisse USA, Inc., 5.85%, 08/16/16	300,000	314,984
7.13%, 07/15/32	195,000	257,792
Deutsche Bank AG, 1.88%, 02/13/18	650,000	648,896
4.30%, 05/24/28(a)	250,000	238,829
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	249,942
Goldman Sachs Group, Inc. (The), 2.90%, 07/19/18	500,000	513,323
2.55%, 10/23/19	500,000	502,980
Series D, 6.00%, 06/15/20	500,000	573,109
5.75%, 01/24/22	250,000	286,278
4.00%, 03/03/24	250,000	255,816
3.50%, 01/23/25	750,000	733,793
3.75%, 05/22/25	350,000	349,062
6.13%, 02/15/33	200,000	240,539
6.75%, 10/01/37	450,000	538,513
4.80%, 07/08/44	250,000	254,172
Jefferies Group LLC, 6.88%, 04/15/21	250,000	286,101
Lazard Group LLC, 3.75%, 02/13/25	350,000	336,511
Morgan Stanley, 4.75%, 03/22/17	500,000	526,926
2.13%, 04/25/18	250,000	251,843
2.50%, 01/24/19	350,000	354,044
7.30%, 05/13/19	400,000	470,527
2.65%, 01/27/20	1,000,000	1,003,684
2.80%, 06/16/20	230,000	231,256
5.50%, 07/28/21	150,000	168,917
4.10%, 05/22/23	350,000	355,330
3.70%, 10/23/24	500,000	500,695
4.00%, 07/23/25	155,000	158,038
4.35%, 09/08/26	250,000	249,542
3.95%, 04/23/27	250,000	238,870
7.25%, 04/01/32	226,000	296,764
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	249,711
3.63%, 04/01/25	250,000	253,950
UBS AG, 5.88%, 12/20/17	250,000	274,190
2.35%, 03/26/20	250,000	249,690

		13,207,114

Chemicals 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	249,300
Albemarle Corp., 5.45%, 12/01/44	200,000	199,921
CF Industries, Inc., 3.45%, 06/01/23	200,000	188,704
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	157,744
3.50%, 10/01/24	250,000	244,231
4.38%, 11/15/42	350,000	316,118
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	265,000	279,666
4.90%, 01/15/41	200,000	211,477
Eastman Chemical Co., 3.60%, 08/15/22	250,000	252,753
3.80%, 03/15/25	215,000	211,685
Ecolab, Inc., 2.25%, 01/12/20	135,000	134,373
4.35%, 12/08/21	100,000	107,942
Lubrizol Corp., 6.50%, 10/01/34	103,000	130,023
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	454,918
4.63%, 02/26/55	100,000	87,861
Monsanto Co., 2.75%, 07/15/21	500,000	489,841
4.20%, 07/15/34	70,000	64,013
3.95%, 04/15/45	150,000	125,896
Mosaic Co. (The), 5.45%, 11/15/33	250,000	267,456
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	250,000	232,810
Praxair, Inc., 4.05%, 03/15/21	150,000	162,977

		4,569,709

Commercial Services & Supplies 0.2%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	280,135
GATX Corp., 2.38%, 07/30/18	250,000	251,046
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	214,494
Northwestern University, 3.87%, 12/01/48	100,000	97,712
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	65,616
Princeton University, 5.70%, 03/01/39	200,000	257,170
Republic Services, Inc., 5.25%, 11/15/21	350,000	391,194
3.20%, 03/15/25	250,000	242,854
Waste Management, Inc., 3.90%, 03/01/35	90,000	84,144

		1,884,365

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	370,101
3.50%, 06/15/25	200,000	203,185
5.50%, 01/15/40	250,000	290,578
Harris Corp., 4.85%, 04/27/35	55,000	52,830
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	146,608
7.50%, 05/15/25	144,000	173,101
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	156,281

		1,392,684

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	99,177

Consumer Finance 0.2%
American Express Co., 6.15%, 08/28/17	125,000	136,554
3.63%, 12/05/24	500,000	491,884
6.80%, 09/01/66 (a)	110,000	113,162

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
American Express Credit Corp., 1.13%, 06/05/17	$250,000	$248,853
1.55%, 09/22/17	750,000	751,834
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	241,169
Synchrony Financial, 4.25%, 08/15/24	250,000	248,993
4.50%, 07/23/25	190,000	190,645

		2,423,094

Diversified Financial Services 0.6%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	68,665
Associates Corp. of North America, 6.95%, 11/01/18	236,000	270,587
AXA Financial, Inc., 7.00%, 04/01/28	92,000	114,473
CME Group, Inc., 3.00%, 03/15/25	250,000	244,398
General Electric Capital Corp., 5.40%, 02/15/17	415,000	441,678
5.63%, 09/15/17	550,000	598,973
1.60%, 11/20/17	500,000	503,535
5.63%, 05/01/18	500,000	552,097
2.20%, 01/09/20	250,000	250,358
5.30%, 02/11/21	250,000	282,329
Series A, 6.75%, 03/15/32	367,000	486,989
6.15%, 08/07/37	500,000	633,811
5.88%, 01/14/38	150,000	183,984
6.88%, 01/10/39	100,000	136,456
6.38%, 11/15/67 (a)	150,000	160,687
Moody’s Corp., 4.50%, 09/01/22	100,000	106,879
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	237,650
Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	500,000	523,591
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	400,000	428,840
Series C, 8.00%, 03/01/32	111,000	155,390
Western Union Co. (The), 6.20%, 11/17/36	100,000	101,953

		6,483,323

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.40%, 08/15/16	250,000	253,277
2.38%, 11/27/18	300,000	302,734
2.45%, 06/30/20	750,000	737,726
3.90%, 03/11/24	500,000	506,069
4.50%, 05/15/35	310,000	286,831
6.55%, 02/15/39	310,000	359,008
5.35%, 09/01/40	275,000	276,872
4.30%, 12/15/42	417,000	360,348
4.80%, 06/15/44	150,000	139,998
British Telecommunications PLC, 2.35%, 02/14/19	500,000	500,083
9.63%, 12/15/30	191,000	284,607
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	150,484
Embarq Corp., 8.00%, 06/01/36	150,000	163,920
France Telecom SA, 9.00%, 03/01/31	133,000	187,979
GTE Corp., 6.94%, 04/15/28	103,000	125,600
Orange SA, 2.75%, 02/06/19	500,000	510,454
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	557,440
4.57%, 04/27/23	200,000	211,597
Verizon Communications, Inc., 1.35%, 06/09/17	1,000,000	999,143
3.65%, 09/14/18	250,000	262,796
3.50%, 11/01/24	500,000	491,854
6.40%, 09/15/33	500,000	578,038
4.40%, 11/01/34	850,000	796,821
5.85%, 09/15/35	82,000	89,088
3.85%, 11/01/42	250,000	210,458
6.55%, 09/15/43	750,000	886,072
4.52%, 09/15/48 (d)	250,000	222,161
5.01%, 08/21/54	150,000	138,655
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	678,263

		11,268,376

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	276,000	327,762
4.15%, 08/15/44	150,000	147,023
Ameren Illinois Co., 2.70%, 09/01/22	350,000	345,463
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	163,555
Arizona Public Service Co., 5.50%, 09/01/35	150,000	173,541
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	121,306
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	750,622
5.15%, 11/15/43	250,000	272,233
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	228,017
Commonwealth Edison Co., 3.10%, 11/01/24	500,000	497,464
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	556,398
3.30%, 12/01/24	350,000	353,193
Series 03-A, 5.88%, 04/01/33	82,000	96,072
5.70%, 06/15/40	150,000	178,022
Delmarva Power & Light Co., 4.00%, 06/01/42	250,000	241,213
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	110,086
3.63%, 12/01/24	250,000	248,785
Series B, 5.95%, 06/15/35	174,000	199,428
DTE Electric Co., 3.65%, 03/15/24	250,000	260,559
3.70%, 03/15/45	180,000	167,426
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	548,484
Duke Energy Corp., 3.05%, 08/15/22	200,000	198,724
3.75%, 04/15/24	500,000	510,549
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	106,669
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	54,640
Entergy Corp., 5.13%, 09/15/20	300,000	326,840
4.00%, 07/15/22	200,000	203,811

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Exelon Corp., 5.63%, 06/15/35	$250,000	$274,515
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	251,198
5.75%, 10/01/41	150,000	156,595
Florida Power & Light Co., 5.85%, 02/01/33	70,000	86,457
5.95%, 10/01/33	53,000	65,855
5.40%, 09/01/35	90,000	105,222
5.65%, 02/01/37	200,000	241,425
Florida Power Corp., 5.90%, 03/01/33	247,000	292,009
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	110,009
Hydro Quebec, Series GF, 8.88%, 03/01/26	109,000	155,334
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	524,599
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	244,466
Nevada Power Co., 5.45%, 05/15/41	100,000	115,414
Nisource Finance Corp., 5.95%, 06/15/41	150,000	174,324
Northeast Utilities, 1.45%, 05/01/18	500,000	494,749
Series H, 3.15%, 01/15/25	125,000	121,866
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	206,602
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	169,650
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	499,264
5.80%, 03/01/37	150,000	176,165
6.25%, 03/01/39	100,000	124,759
4.60%, 06/15/43	250,000	257,096
PacifiCorp, 5.25%, 06/15/35	123,000	140,278
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	263,968
Progress Energy, Inc., 7.75%, 03/01/31	164,000	223,213
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	183,418
Public Service Electric & Gas Co., 3.05%, 11/15/24	250,000	248,725
3.95%, 05/01/42	200,000	194,833
Puget Energy, Inc., 3.65%, 05/15/25 (d)	250,000	244,468
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	121,424
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	146,398
Scottish Power Ltd., 5.81%, 03/15/25	82,000	94,516
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	241,530
Southern California Edison Co., Series B, 2.40%, 02/01/22	250,000	245,456
6.00%, 01/15/34	123,000	152,126
Series 05-B, 5.55%, 01/15/36	164,000	194,178
Southern Co. (The), 1.95%, 09/01/16	250,000	252,232
2.75%, 06/15/20	300,000	302,708
Tampa Electric Co., 5.40%, 05/15/21	250,000	284,914
Virginia Electric and Power Co., Series D, 4.65%, 08/15/43	250,000	266,984
Series B, 4.20%, 05/15/45	120,000	119,844
WEC Energy Group, Inc., 3.55%, 06/15/25	250,000	250,335
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	254,503
5.63%, 05/15/33	41,000	48,952
Wisconsin Power & Light Co., 4.10%, 10/15/44	250,000	249,572
Xcel Energy, Inc., 5.61%, 04/01/17	173,000	184,737
6.50%, 07/01/36	123,000	155,906

		17,300,676

Electrical Equipment 0.2%
Honeywell International, Inc., 5.30%, 03/01/18	500,000	549,682
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	109,126
Precision Castparts Corp., 1.25%, 01/15/18	175,000	173,440
4.20%, 06/15/35	250,000	252,710
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	255,190
4.15%, 02/01/24	500,000	513,929

		1,854,077

Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	102,871
Avnet Inc, 5.88%, 06/15/20	250,000	277,119
Corning, Inc., 2.90%, 05/15/22	365,000	365,364
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	198,539

		943,893

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	250,000	253,475
Halliburton Co., 6.70%, 09/15/38	250,000	317,030
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	88,139
Plains Exploration & Production Co., 6.63%, 05/01/21	130,000	128,700
Weatherford International Ltd., 5.95%, 04/15/42	250,000	199,453

		986,797

Food & Staples Retailing 0.3%
CVS Health Corp., 3.50%, 07/20/22	500,000	510,688
3.38%, 08/12/24	500,000	492,648
Kroger Co. (The), 4.00%, 02/01/24	350,000	360,583
7.50%, 04/01/31	178,000	230,710
Sysco Corp., 5.38%, 09/21/35	74,000	85,293
Walgreen Co., 1.80%, 09/15/17	250,000	254,749
3.10%, 09/15/22	150,000	145,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	$500,000	$497,386
4.50%, 11/18/34	155,000	146,328

		2,724,104

Food Products 0.4%
Campbell Soup Co., 4.25%, 04/15/21	100,000	108,309
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	184,023
4.65%, 01/25/43	66,000	58,183
General Mills, Inc., 2.20%, 10/21/19	500,000	499,163
3.15%, 12/15/21	200,000	202,471
HJ Heinz Co., 2.80%, 07/02/20 (d)	500,000	502,089
5.20%, 07/15/45 (d)	150,000	157,419
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	257,246
4.25%, 03/15/35 (d)	200,000	189,145
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	131,868
Kraft Foods Group, Inc., 3.50%, 06/06/22	500,000	507,008
6.88%, 01/26/39	138,000	171,524
Mondelez International, Inc., 4.00%, 02/01/24	200,000	207,245
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	265,260
3.95%, 08/15/24	250,000	252,651
Unilever Capital Corp., 5.90%, 11/15/32	144,000	187,200

		3,880,804

Gas Utilities 1.0%
AGL Capital Corp., 4.40%, 06/01/43	250,000	247,894
Atmos Energy Corp., 4.13%, 10/15/44	350,000	337,041
Buckeye Partners LP, 4.15%, 07/01/23	250,000	240,525
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	228,284
Columbia Pipeline Group, Inc., 3.30%, 06/01/20 (d)	350,000	351,643
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	59,226
Enable Midstream Partners LP, 5.00%, 05/15/44 (d)	150,000	123,843
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	269,301
Energy Transfer Partners LP, 4.65%, 06/01/21	100,000	102,521
5.20%, 02/01/22	250,000	258,433
6.05%, 06/01/41	100,000	97,444
6.50%, 02/01/42	250,000	256,356
Enterprise Products Operating LLC, Series L, 6.30%, 09/15/17	250,000	274,072
4.05%, 02/15/22	250,000	257,019
6.13%, 10/15/39	215,000	237,447
4.85%, 08/15/42	150,000	140,772
4.95%, 10/15/54	250,000	229,270
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	425,000	485,767
5.80%, 03/15/35	144,000	138,295
6.38%, 03/01/41	250,000	247,656
Kinder Morgan, Inc., 3.05%, 12/01/19	500,000	495,852
4.30%, 06/01/25	85,000	80,756
5.30%, 12/01/34	350,000	324,709
5.05%, 02/15/46	250,000	212,282
National Fuel Gas Co., 3.75%, 03/01/23	250,000	234,349
ONEOK Partners LP, 3.38%, 10/01/22	500,000	460,587
4.90%, 03/15/25	250,000	244,713
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 06/15/44	250,000	230,956
Sempra Energy, 4.05%, 12/01/23	200,000	207,343
6.00%, 10/15/39	100,000	118,665
Southern California Gas Co., 3.15%, 09/15/24	250,000	251,284
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (d)	200,000	211,288
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	133,126
Spectra Energy Partners LP, 3.50%, 03/15/25	250,000	238,111
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	234,249
5.35%, 05/15/45	150,000	136,277
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	263,553
4.63%, 03/01/34	250,000	245,405
Williams Cos., Inc. (The), 3.70%, 01/15/23	300,000	270,761
Williams Partners LP, 7.25%, 02/01/17	100,000	107,587
3.90%, 01/15/25	500,000	466,615
5.40%, 03/04/44	250,000	225,831

		9,977,108

Health Care Providers & Services 0.9%
Aetna, Inc., 6.63%, 06/15/36	250,000	306,006
AmerisourceBergen Corp., 4.25%, 03/01/45	250,000	231,164
Baxter International, Inc., 5.38%, 06/01/18	435,000	478,157
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	249,122
3.30%, 03/01/23	250,000	245,823
3.73%, 12/15/24	285,000	283,278
Boston Scientific Corp., 2.65%, 10/01/18	250,000	253,595
3.85%, 05/15/25	250,000	241,891
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	198,613
3.75%, 09/15/25	170,000	171,323
Cigna Corp., 3.25%, 04/15/25	250,000	236,793
5.38%, 02/15/42	150,000	159,273
Covidien International Finance SA, 6.00%, 10/15/17	440,000	482,669
Danaher Corp., 3.90%, 06/23/21	100,000	107,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Express Scripts, Inc., 3.90%, 02/15/22	$250,000	$255,980
Humana, Inc., 3.15%, 12/01/22	250,000	243,777
Laboratory Corp. of America Holdings, 3.75%, 08/23/22	200,000	203,815
McKesson Corp., 6.00%, 03/01/41	100,000	116,018
Medtronic, Inc., 3.15%, 03/15/22 (d)	135,000	135,910
3.63%, 03/15/24	200,000	204,666
3.50%, 03/15/25 (d)	250,000	249,538
4.38%, 03/15/35 (d)	500,000	500,455
4.00%, 04/01/43	200,000	188,076
4.63%, 03/15/45 (d)	250,000	252,927
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	197,419
Stryker Corp., 1.30%, 04/01/18	350,000	347,800
UnitedHealth Group, Inc., 1.63%, 03/15/19	250,000	245,898
2.88%, 12/15/21	500,000	498,707
4.63%, 07/15/35	25,000	25,963
5.80%, 03/15/36	417,000	491,176
WellPoint, Inc., 3.50%, 08/15/24	250,000	242,410
4.63%, 05/15/42	350,000	331,551
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	150,311
3.15%, 04/01/22	250,000	243,331
4.25%, 08/15/35	210,000	198,252

		8,969,427

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	111,387
Marriott International, Inc., Series N, 3.13%, 10/15/21	250,000	252,546
McDonald’s Corp., 5.35%, 03/01/18	240,000	262,323
4.88%, 07/15/40	250,000	256,758
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	164,835
Yum! Brands, Inc., 6.88%, 11/15/37	13,000	15,533

		1,063,382

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	57,000	69,336
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250,000	253,172
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	148,224
Whirlpool Corp., 3.70%, 05/01/25	250,000	247,928

		718,660

Household Products 0.0%†
Clorox Co. (The), 3.50%, 12/15/24	250,000	250,124
Kimberly-Clark Corp., 2.40%, 03/01/22	250,000	246,275
2.65%, 03/01/25	55,000	53,467

		549,866

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	50,000	61,632
Dover Corp., 5.38%, 03/01/41	50,000	58,032
Eaton Corp., 2.75%, 11/02/22	250,000	242,961
4.00%, 11/02/32	150,000	146,014
General Electric Co., 5.25%, 12/06/17	400,000	434,889
2.70%, 10/09/22	250,000	246,793
3.38%, 03/11/24	250,000	255,127
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	218,073
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	50,000	50,773
5.75%, 06/15/43	50,000	56,091
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	250,000	246,436
Parker-Hannifin Corp., 4.20%, 11/21/34	250,000	256,221
Pentair Finance SA, 1.88%, 09/15/17	250,000	249,654
Textron, Inc., 4.30%, 03/01/24	250,000	257,878
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	152,760

		2,933,334

Information Technology Services 0.2%
Computer Sciences Corp., 4.45%, 09/15/22	100,000	102,245
Fiserv, Inc., 4.75%, 06/15/21	200,000	219,435
International Business Machines Corp., 1.13%, 02/06/18	1,000,000	995,333
1.63%, 05/15/20	500,000	488,009
2.90%, 11/01/21	150,000	154,203
5.88%, 11/29/32	250,000	295,955
Xerox Corp., 6.35%, 05/15/18	200,000	221,905
4.80%, 03/01/35	120,000	111,775

		2,588,860

Insurance 0.9%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	240,348
Aflac, Inc., 3.63%, 11/15/24	250,000	252,655
6.90%, 12/17/39	100,000	128,088
Alleghany Corp., 4.95%, 06/27/22	250,000	270,575
Allstate Corp. (The), 6.50%, 05/15/57 (a)	145,000	162,762
American International Group, Inc., 3.88%, 01/15/35	350,000	317,947
4.80%, 07/10/45	250,000	250,240
Aon Corp., 5.00%, 09/30/20	400,000	441,191
Assurant, Inc., 2.50%, 03/15/18	250,000	252,936
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	500,000	500,059
4.40%, 05/15/42	350,000	345,512
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	502,803
Chubb Corp. (The), 6.37%, 03/29/67 (a)	300,000	310,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
CNA Financial Corp., 5.75%, 08/15/21	$250,000	$284,005
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100,000	119,998
ING US, Inc., 5.50%, 07/15/22	250,000	283,162
Lincoln National Corp., 4.85%, 06/24/21	50,000	54,738
6.15%, 04/07/36	160,000	187,981
Loews Corp., 4.13%, 05/15/43	100,000	91,344
Markel Corp., 3.63%, 03/30/23	250,000	249,523
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	332,698
MetLife, Inc., 1.90%, 12/15/17	500,000	503,943
3.05%, 12/15/22	250,000	247,474
5.70%, 06/15/35	86,000	99,765
6.40%, 12/15/36	200,000	221,911
4.72%, 12/15/44	250,000	260,018
Nationwide Financial Services, Inc., 6.75%, 05/15/37 (e)	75,000	78,675
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	249,941
3.40%, 05/15/25	250,000	245,545
Progressive Corp. (The), 3.75%, 08/23/21	150,000	160,730
6.25%, 12/01/32	113,000	142,066
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	281,795
Series B, 5.75%, 07/15/33	103,000	117,876
6.63%, 06/21/40	200,000	250,629
5.62%, 06/15/43 (a)	150,000	155,783
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,758
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	128,742
Travelers Cos., Inc. (The), 5.75%, 12/15/17	90,000	99,083
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	168,938
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,438
WR Berkley Corp., 4.75%, 08/01/44	250,000	244,991

		9,457,791

Internet & Catalog Retail 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (d)	200,000	196,453
Amazon.com, Inc., 3.30%, 12/05/21	250,000	254,197
4.80%, 12/05/34	250,000	253,130
eBay, Inc., 1.35%, 07/15/17	500,000	495,052
3.25%, 10/15/20	100,000	101,940
Expedia, Inc., 5.95%, 08/15/20	150,000	167,050
QVC, Inc., 4.38%, 03/15/23	100,000	98,280

		1,566,102

Internet Software & Services 0.0% †
Google, Inc., 3.63%, 05/19/21	100,000	106,818

Machinery 0.3%
Caterpillar Financial Services Corp., 1.70%, 06/16/18	250,000	250,566
2.75%, 08/20/21	500,000	501,662
Caterpillar, Inc., 2.60%, 06/26/22	250,000	247,495
6.05%, 08/15/36	123,000	150,137
3.80%, 08/15/42	97,000	89,654
Deere & Co., 3.90%, 06/09/42	200,000	191,883
IDEX Corp., 4.20%, 12/15/21	200,000	209,661
John Deere Capital Corp., 1.30%, 03/12/18	400,000	398,314
2.05%, 03/10/20	1,000,000	995,097

		3,034,469

Media 1.2%
21st Century Fox America, Inc., 8.00%, 10/17/16	82,000	88,487
3.70%, 09/15/24	350,000	348,449
7.28%, 06/30/28	53,000	65,744
6.55%, 03/15/33	450,000	553,869
4.75%, 09/15/44	150,000	147,682
CBS Corp., 1.95%, 07/01/17	350,000	352,156
3.70%, 08/15/24	250,000	244,298
5.50%, 05/15/33	82,000	84,923
CCO Safari II LLC, 4.91%, 07/23/25 (d)	330,000	330,731
6.83%, 10/23/55 (d)	250,000	257,093
Comcast Corp., 6.50%, 01/15/17	507,000	545,785
4.25%, 01/15/33	250,000	248,794
7.05%, 03/15/33	205,000	267,512
4.20%, 08/15/34	500,000	493,020
4.40%, 08/15/35	250,000	252,545
6.50%, 11/15/35	70,000	88,705
6.95%, 08/15/37	205,000	271,459
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 02/15/21	250,000	265,404
3.80%, 03/15/22	500,000	500,878
3.95%, 01/15/25	350,000	344,526
Discovery Communications LLC, 5.05%, 06/01/20	350,000	381,442
3.45%, 03/15/25	135,000	127,012
Grupo Televisa SAB, 5.00%, 05/13/45	250,000	237,795
Historic TW, Inc., 6.88%, 06/15/18	122,000	138,880
NBCUniversal Media LLC, 5.15%, 04/30/20	250,000	280,913
5.95%, 04/01/41	100,000	119,775
4.45%, 01/15/43	200,000	198,946
Omnicom Group, Inc., 3.63%, 05/01/22	50,000	50,458
3.65%, 11/01/24	500,000	493,770
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	451,061
3.85%, 09/29/24	250,000	249,333
Time Warner Cable, Inc., 6.75%, 07/01/18	415,000	461,831
6.75%, 06/15/39	250,000	259,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Time Warner Cable, Inc., (continued)
5.50%, 09/01/41	$250,000	$229,090
4.50%, 09/15/42	250,000	201,704
Time Warner, Inc., 3.60%, 07/15/25	250,000	241,691
7.63%, 04/15/31	523,000	683,906
7.70%, 05/01/32	248,000	329,736
Viacom, Inc., 3.25%, 03/15/23	400,000	378,909
4.38%, 03/15/43	200,000	164,070
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	499,102
4.13%, 06/01/44	250,000	251,760
WPP Finance 2010, 4.75%, 11/21/21	100,000	108,870
3.75%, 09/19/24	250,000	247,451

		12,538,925

Metals & Mining 0.5%
Barrick Gold Corp., 4.10%, 05/01/23	250,000	223,744
5.25%, 04/01/42	200,000	161,027
BHP Billiton Finance USA Ltd., 1.63%, 02/24/17	250,000	251,960
3.25%, 11/21/21	250,000	252,880
3.85%, 09/30/23	500,000	508,982
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	500,000	484,375
5.45%, 03/15/43	100,000	73,500
Freeport-McMoRan, Inc., 4.00%, 11/14/21	350,000	305,375
3.55%, 03/01/22	100,000	83,875
5.40%, 11/14/34	100,000	75,000
Goldcorp, Inc., 2.13%, 03/15/18	250,000	247,152
Kinross Gold Corp., 5.13%, 09/01/21	100,000	95,172
Newmont Mining Corp., 5.88%, 04/01/35	164,000	149,321
Nucor Corp., 4.00%, 08/01/23	250,000	252,441
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	144,000	154,645
Rio Tinto Finance USA Ltd., 4.13%, 05/20/21	250,000	264,333
Rio Tinto Finance USA PLC, 2.88%, 08/21/22	200,000	191,107
4.13%, 08/21/42	350,000	308,836
Southern Copper Corp., 6.75%, 04/16/40	250,000	246,862
5.88%, 04/23/45	150,000	137,403
Teck Resources Ltd., 4.75%, 01/15/22	500,000	420,000
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	285,406
Vale SA, 5.63%, 09/11/42	150,000	122,931

		5,296,327

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	200,000	214,614
2.25%, 02/15/22	85,000	82,549
Dollar General Corp., 1.88%, 04/15/18	250,000	248,463
Kohl’s Corp., 4.00%, 11/01/21	100,000	103,847
3.25%, 02/01/23	150,000	146,680
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	85,000	90,240
6.90%, 04/01/29	50,000	61,830
6.70%, 07/15/34	150,000	179,544
Nordstrom, Inc., 4.00%, 10/15/21	250,000	268,131
Target Corp., 6.00%, 01/15/18	300,000	332,453
3.50%, 07/01/24	500,000	515,365
6.35%, 11/01/32	217,000	273,505
Wal-Mart Stores, Inc., 1.13%, 04/11/18	500,000	498,738
4.25%, 04/15/21	500,000	548,099
3.30%, 04/22/24	400,000	406,722
7.55%, 02/15/30	82,000	116,761
5.25%, 09/01/35	242,000	282,475
6.20%, 04/15/38	250,000	319,716
5.63%, 04/15/41	150,000	183,617

		4,873,349

Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp., 5.95%, 09/15/16	200,000	209,860
6.38%, 09/15/17	100,000	109,308
6.45%, 09/15/36	269,000	302,201
Apache Corp., 3.63%, 02/01/21	250,000	257,763
4.75%, 04/15/43	250,000	228,758
BP Capital Markets PLC, 1.38%, 05/10/18	750,000	744,736
2.32%, 02/13/20	250,000	250,384
4.50%, 10/01/20	100,000	109,671
3.56%, 11/01/21	250,000	259,550
3.06%, 03/17/22	210,000	209,971
3.51%, 03/17/25	250,000	247,347
Canadian Natural Resources Ltd., 3.90%, 02/01/25	200,000	194,551
6.25%, 03/15/38	210,000	228,224
Cenovus Energy, Inc., 5.70%, 10/15/19	200,000	222,066
3.80%, 09/15/23	250,000	244,804
Chevron Corp., 1.72%, 06/24/18	500,000	502,978
2.19%, 11/15/19	305,000	307,509
2.36%, 12/05/22	250,000	239,208
ConocoPhillips, 5.90%, 10/15/32	123,000	143,780
6.50%, 02/01/39	200,000	248,876
ConocoPhillips Co., 2.40%, 12/15/22	250,000	236,166
3.35%, 11/15/24	250,000	246,587
3.35%, 05/15/25	250,000	246,637
4.15%, 11/15/34	145,000	142,164
Continental Resources, Inc., 4.90%, 06/01/44	150,000	118,099
Devon Energy Corp., 7.95%, 04/15/32	250,000	322,805
5.00%, 06/15/45	150,000	145,040
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	100,000	77,049
Ecopetrol SA, 5.88%, 05/28/45	325,000	283,556
Ensco PLC, 4.50%, 10/01/24 (b)	500,000	458,183

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc., 5.63%, 06/01/19	$130,000	$146,343
4.10%, 02/01/21	200,000	214,649
Exxon Mobil Corp., 3.18%, 03/15/24	350,000	355,217
2.71%, 03/06/25	250,000	242,499
Hess Corp., 3.50%, 07/15/24 (b)	500,000	480,134
7.30%, 08/15/31	196,000	227,517
Husky Energy, Inc., 3.95%, 04/15/22	200,000	198,673
Marathon Oil Corp., 3.85%, 06/01/25	250,000	242,551
6.80%, 03/15/32	82,000	93,992
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	330,205
3.63%, 09/15/24	250,000	245,633
Murphy Oil Corp., 5.13%, 12/01/42	100,000	81,435
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	311,805
Noble Energy, Inc., 3.90%, 11/15/24	250,000	243,273
6.00%, 03/01/41	150,000	154,086
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	70,733
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	199,433
Pemex Project Funding Master Trust, 6.63%, 06/15/35	301,000	322,070
Petrobras Global Finance BV, 4.38%, 05/20/23	500,000	419,470
6.25%, 03/17/24 (b)	250,000	233,975
7.25%, 03/17/44 (b)	250,000	219,393
Petrobras International Finance Co., 5.38%, 01/27/21	400,000	372,384
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	513,125
4.50%, 01/23/26 (d)	250,000	245,125
5.50%, 06/27/44	250,000	231,250
6.38%, 01/23/45	250,000	256,675
5.63%, 01/23/46 (d)	350,000	329,805
Phillips 66, 4.65%, 11/15/34	250,000	246,593
5.88%, 05/01/42	150,000	164,590
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	49,859
Pride International, Inc., 8.50%, 06/15/19	100,000	116,111
Rowan Cos., Inc., 4.75%, 01/15/24	75,000	70,498
Shell International Finance BV, 1.13%, 08/21/17	1,000,000	999,535
3.25%, 05/11/25	250,000	246,947
4.13%, 05/11/35	150,000	148,735
6.38%, 12/15/38	250,000	320,314
4.55%, 08/12/43	250,000	255,104
Southwestern Energy Co., 4.10%, 03/15/22	150,000	144,983
Statoil ASA, 3.13%, 08/17/17	250,000	259,165
1.15%, 05/15/18	250,000	247,232
2.75%, 11/10/21	500,000	501,845
Total Capital International SA, 3.70%, 01/15/24	500,000	515,618
Valero Energy Corp., 3.65%, 03/15/25	205,000	199,790
7.50%, 04/15/32	82,000	100,471
6.63%, 06/15/37	100,000	114,201

		19,220,872

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	57,509
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	290,023
International Paper Co., 4.80%, 06/15/44	250,000	233,414

		580,946

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	100,713
Procter & Gamble Co. (The), 1.90%, 11/01/19	250,000	252,517
5.80%, 08/15/34	205,000	258,416

		611,646

Pharmaceuticals 1.0%
Abbott Laboratories, 4.13%, 05/27/20	250,000	273,501
2.55%, 03/15/22	215,000	211,095
5.30%, 05/27/40	250,000	288,316
AbbVie, Inc., 1.80%, 05/14/18	250,000	249,318
2.00%, 11/06/18	500,000	499,133
2.90%, 11/06/22	500,000	485,117
4.50%, 05/14/35	385,000	374,655
4.40%, 11/06/42	75,000	70,512
Actavis Funding SCS, 3.45%, 03/15/22	155,000	152,472
3.85%, 06/15/24	40,000	39,201
4.55%, 03/15/35	100,000	93,966
4.85%, 06/15/44	150,000	144,245
4.75%, 03/15/45	250,000	235,720
Allergan, Inc., 1.35%, 03/15/18	300,000	295,066
AstraZeneca PLC, 5.90%, 09/15/17	300,000	328,393
6.45%, 09/15/37	140,000	181,437
Baxalta, Inc., 4.00%, 06/23/25 (d)	100,000	99,023
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	332,660
Eli Lilly & Co., 2.75%, 06/01/25	45,000	43,827
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	250,000	251,465
2.85%, 05/08/22	250,000	249,816
GlaxoSmithKline Capital, Inc., 2.80%, 03/18/23	500,000	492,060
5.38%, 04/15/34	139,000	161,780
Johnson & Johnson, 2.95%, 09/01/20	100,000	104,846
2.45%, 12/05/21	250,000	252,222
4.95%, 05/15/33	287,000	331,792
Merck & Co., Inc., 1.10%, 01/31/18	500,000	498,807
2.75%, 02/10/25	570,000	545,601
4.15%, 05/18/43	250,000	249,369
Novartis Capital Corp., 3.40%, 05/06/24	500,000	509,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Novartis Securities Investment Ltd., 5.13%, 02/10/19	$330,000	$367,591
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	253,544
Pfizer, Inc., 4.65%, 03/01/18	185,000	201,421
7.20%, 03/15/39	375,000	514,461
Pharmacia Corp., 6.60%, 12/01/28	123,000	158,235
Sanofi, 1.25%, 04/10/18	250,000	248,978
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	32,000	32,320
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	5,000	5,711
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	82,819
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	194,520
Zoetis, Inc., 3.25%, 02/01/23	50,000	47,903

		10,152,895

Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp., 2.80%, 06/01/20	250,000	247,652
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	434,638
AvalonBay Communities, Inc., 3.45%, 06/01/25	100,000	99,396
CBL & Associates LP, 4.60%, 10/15/24	250,000	248,534
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	272,942
Duke Realty LP, 3.88%, 10/15/22	250,000	254,138
ERP Operating LP, 5.38%, 08/01/16	205,000	213,706
Essex Portfolio LP, 3.38%, 01/15/23	500,000	493,721
HCP, Inc., 6.00%, 01/30/17	328,000	348,312
3.75%, 02/01/19	250,000	260,412
3.40%, 02/01/25	500,000	467,633
Health Care REIT, Inc., 5.25%, 01/15/22	300,000	328,728
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	98,586
Series E, 4.00%, 06/15/25	190,000	188,442
Kilroy Realty LP, 4.80%, 07/15/18	200,000	213,162
Omega Healthcare Investors, Inc., 4.50%, 04/01/27 (d)	250,000	240,788
Realty Income Corp., 4.65%, 08/01/23	250,000	264,063
Simon Property Group LP, 2.20%, 02/01/19	750,000	757,795
4.75%, 03/15/42	250,000	262,214
UDR, Inc., 4.25%, 06/01/18	100,000	105,900
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	100,000	108,347
4.25%, 03/01/22	250,000	259,080
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	317,439

		6,485,628

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	250,000	240,824
7.95%, 08/15/30	144,000	203,457
5.05%, 03/01/41	350,000	380,467
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	500,000	539,588
CSX Corp., 7.38%, 02/01/19	305,000	357,537
3.70%, 10/30/20	200,000	211,131
5.50%, 04/15/41	100,000	114,386
3.95%, 05/01/50	250,000	222,867
FedEx Corp., 2.70%, 04/15/23	500,000	478,815
3.90%, 02/01/35	115,000	107,744
3.88%, 08/01/42	50,000	44,223
Norfolk Southern Corp., 2.90%, 02/15/23	92,000	89,893
3.85%, 01/15/24	250,000	257,569
5.59%, 05/17/25	59,000	68,272
4.84%, 10/01/41	15,000	15,459
4.45%, 06/15/45	200,000	195,498
6.00%, 05/23/11	100,000	114,216
Ryder System, Inc., 2.50%, 03/01/18	250,000	253,988
2.50%, 05/11/20	105,000	104,521
Union Pacific Corp., 2.75%, 04/15/23	400,000	390,968
3.25%, 08/15/25	250,000	248,805
4.15%, 01/15/45	150,000	147,413
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	104,540
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	260,732

		5,152,913

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	322,568
Broadcom Corp., 2.70%, 11/01/18	100,000	100,755
Intel Corp., 2.70%, 12/15/22	250,000	242,630
3.70%, 07/29/25	150,000	151,420
4.80%, 10/01/41	200,000	205,164
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	212,782
Lam Research Corp., 3.80%, 03/15/25	145,000	141,081
QUALCOMM, Inc., 3.00%, 05/20/22	250,000	243,128
4.65%, 05/20/35	250,000	233,624
Texas Instruments, Inc., 1.75%, 05/01/20	250,000	248,509

		2,101,661

Software 0.4%
Adobe Systems, Inc., 3.25%, 02/01/25	70,000	67,698
CA, Inc., 4.50%, 08/15/23	240,000	243,889
CDK Global, Inc., 4.50%, 10/15/24	250,000	249,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
Microsoft Corp., 1.00%, 05/01/18	$500,000	$498,759
3.00%, 10/01/20	350,000	364,721
3.63%, 12/15/23	250,000	261,537
3.50%, 02/12/35	665,000	616,162
Oracle Corp., 1.20%, 10/15/17	350,000	349,614
5.00%, 07/08/19	100,000	111,368
2.25%, 10/08/19	250,000	251,482
3.25%, 05/15/30	400,000	371,028
4.30%, 07/08/34	500,000	501,232
5.38%, 07/15/40	300,000	336,166

		4,222,834

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	211,824
3.25%, 04/15/25	165,000	159,603
Gap, Inc. (The), 5.95%, 04/12/21	100,000	112,303
Home Depot, Inc. (The), 5.88%, 12/16/36	230,000	281,337
5.95%, 04/01/41	100,000	124,222
4.40%, 03/15/45	200,000	206,013
Lowe’s Cos., Inc., 3.13%, 09/15/24	250,000	248,508
6.50%, 03/15/29	164,000	207,629
4.25%, 09/15/44	250,000	250,067

		1,801,506

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc., 1.00%, 05/03/18	500,000	494,933
1.55%, 02/07/20	1,000,000	982,319
3.45%, 05/06/24	500,000	511,372
2.50%, 02/09/25	170,000	159,633
3.85%, 05/04/43	250,000	230,588
4.38%, 05/13/45	145,000	145,592
EMC Corp., 1.88%, 06/01/18	500,000	500,466
Hewlett-Packard Co., 4.65%, 12/09/21	500,000	528,819
4.05%, 09/15/22	500,000	510,577
NetApp, Inc., 3.38%, 06/15/21	150,000	148,563
Seagate HDD Cayman, 4.75%, 01/01/25	200,000	198,016

		4,410,878

Textiles, Apparel & Luxury Goods 0.0% †
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	108,275
VF Corp., 3.50%, 09/01/21	200,000	211,812

		320,087

Tobacco 0.3%
Altria Group, Inc., 9.25%, 08/06/19	89,000	111,187
2.63%, 01/14/20	250,000	250,254
2.85%, 08/09/22	250,000	242,050
10.20%, 02/06/39	39,000	65,280
4.25%, 08/09/42	100,000	91,194
5.38%, 01/31/44	100,000	107,436
Philip Morris International, Inc., 5.65%, 05/16/18	150,000	166,162
3.60%, 11/15/23	500,000	514,560
3.25%, 11/10/24	350,000	347,726
4.88%, 11/15/43	150,000	158,749
Reynolds American, Inc., 3.50%, 08/04/16 (d)	500,000	510,143
5.70%, 08/15/35	75,000	79,274
4.75%, 11/01/42	150,000	139,580

		2,783,595

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	552,650
6.38%, 03/01/35	123,000	144,525
Rogers Communications, Inc., 3.00%, 03/15/23	250,000	240,516
5.00%, 03/15/44	250,000	249,993
Vodafone Group PLC, 2.95%, 02/19/23	500,000	470,774
7.88%, 02/15/30	144,000	175,558
6.15%, 02/27/37	75,000	81,393

		1,915,409

Total Corporate Bonds (cost $247,079,743)		251,318,323

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	199,272
California State, GO, 7.60%, 11/01/40	100,000	150,316
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Series E, 6.00%, 11/01/40	100,000	122,042
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	126,241
Los Angeles Community College District, GO, 6.75%, 08/01/49	200,000	283,596
Los Angeles Unified School District, GO, 6.76%, 07/01/34	250,000	331,142
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	285,184
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	300,000	352,758
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	158,564
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	240,306
State of California, GO 7.55%, 04/01/39	375,000	553,384
7.63%, 03/01/40	320,000	472,368
University of California, RB Series R, 5.77%, 05/15/43	300,000	365,283
Series AD, 4.86%, 05/15/12	200,000	187,280
Series AQ, 4.77%, 05/15/15	100,000	93,324

		3,921,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Colorado 0.0% †
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	$50,000	$50,074

Connecticut 0.0% †
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	222,480

Georgia 0.0% †
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	179,216

Illinois 0.1%
State of Illinois, GO 5.88%, 03/01/19	100,000	109,418
5.10%, 06/01/33	685,000	650,517

		759,935

Massachusetts 0.0% †
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	184,472

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	400,000	457,096
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	300,325
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	295,027

		1,052,448

New York 0.2%
City of New York, GO, 5.85%, 06/01/40	220,000	273,271
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	290,000	422,582
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	331,647
New York City, Transitional Finance Authority, RB, 5.27%, 05/01/27	250,000	286,528
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	460,000	565,565

		1,879,593

North Carolina 0.0% †
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	200,000	206,516

Ohio 0.1%
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	139,687
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	227,326

		367,013

Oregon 0.0% †
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	228,218

Pennsylvania 0.0% †
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	217,328

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, Series C, 6.45%, 02/15/35	150,000	175,575
Dallas, Rapid Transit, Sales Tax Revenue, Senior Lien, RB Series B, 4.92%, 12/01/41	160,000	182,029
Series B, 5.02%, 12/01/48	100,000	116,341
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	116,152

		590,097

Total Municipal Bonds (cost $8,753,510)		9,858,450

Sovereign Bonds 3.7%

	Principal Amount	Market Value
BRAZIL 0.1%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	548,750
7.13%, 01/20/37	595,000	648,550
5.00%, 01/27/45	200,000	167,300

		1,364,600

CANADA 0.4%
Province of British Columbia Canada, 2.00%, 10/23/22	500,000	493,131
Canada Government International Bond, 1.63%, 02/27/19	500,000	505,233
Province of Manitoba Canada, 1.75%, 05/30/19	500,000	504,137
Province of Nova Scotia Canada, 5.13%, 01/26/17	115,000	122,151
Province of Ontario Canada, 1.20%, 02/14/18	750,000	750,703
2.00%, 01/30/19	750,000	760,722
Province of Quebec Canada, 2.88%, 10/16/24	500,000	508,510
7.50%, 09/15/29	200,000	291,202

		3,935,789

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19	600,000	694,800
7.38%, 09/18/37	250,000	306,250
5.00%, 06/15/45	350,000	324,625

		1,325,675

GERMANY 0.3%
FMS Wertmanagement AoeR, 0.63%, 01/30/17	500,000	499,371
KFW, 0.75%, 03/17/17	1,000,000	1,000,359
1.75%, 10/15/19	1,000,000	1,007,971

		2,507,701

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	$250,000	$254,875

ITALY 0.0%†
Italy Government International Bond, 5.38%, 06/15/33	184,000	208,516

JAPAN 0.0%†
Japan Finance Corp., 1.13%, 07/19/17	350,000	350,416

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17	250,000	265,500
5.13%, 01/15/20	250,000	275,375
3.63%, 03/15/22	500,000	506,750
6.75%, 09/27/34	373,000	470,913
4.75%, 03/08/44	350,000	339,500
5.55%, 01/21/45	200,000	216,000
4.60%, 01/23/46	250,000	235,625
5.75%, 10/12/10	200,000	200,500

		2,510,163

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	250,000	275,250
6.70%, 01/26/36	250,000	312,500

		587,750

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	870,000	1,015,725
Peruvian Government International Bond, 5.63%, 11/18/50	350,000	393,750

		1,409,475

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	250,000	294,375
4.20%, 01/21/24	500,000	550,000
7.75%, 01/14/31	250,000	364,062
6.38%, 10/23/34	500,000	671,250

		1,879,687

POLAND 0.1%
Poland Government International Bond, 5.13%, 04/21/21	125,000	140,367
5.00%, 03/23/22	450,000	502,673
4.00%, 01/22/24	250,000	264,120

		907,160

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24	250,000	255,938
6.25%, 03/08/41	100,000	114,320

		370,258

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	374,138
2.88%, 01/21/25	350,000	342,129
Republic of Korea, 5.63%, 11/03/25	200,000	247,360

		963,627

SUPRANATIONAL 1.5%
African Development Bank, 1.38%, 02/12/20	500,000	495,110
Asian Development Bank, 1.50%, 09/28/18	1,000,000	1,009,927
1.50%, 01/22/20	750,000	748,190
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	299,232
European Bank for Reconstruction & Development, 1.00%, 09/17/18	500,000	495,367
1.88%, 02/23/22	500,000	495,130
European Investment Bank, 5.13%, 09/13/16	250,000	262,556
1.25%, 10/14/16	250,000	251,862
1.13%, 12/15/16	750,000	755,024
5.13%, 05/30/17	500,000	538,963
1.13%, 09/15/17	1,000,000	1,004,243
1.00%, 06/15/18	1,000,000	996,221
1.13%, 08/15/18	500,000	499,200
1.38%, 06/15/20	500,000	492,649
2.50%, 10/15/24	500,000	506,359
1.88%, 02/10/25	1,000,000	954,828
Inter-American Development Bank, 5.13%, 09/13/16	65,000	68,306
1.25%, 01/16/18	1,000,000	1,007,280
1.75%, 08/24/18	500,000	508,654
1.75%, 10/15/19	1,000,000	1,011,064
International Bank for Reconstruction & Development, 1.13%, 07/18/17	500,000	504,234
1.88%, 10/07/19	1,000,000	1,016,199
7.63%, 01/19/23	677,000	929,832
International Finance Corp., 1.13%, 11/23/16	550,000	552,798
1.25%, 07/16/18	500,000	501,743

		15,904,971

TURKEY 0.3%
Turkey Government International Bond, 6.75%, 04/03/18	500,000	549,900
5.63%, 03/30/21	350,000	375,158
3.25%, 03/23/23	500,000	459,900
5.75%, 03/22/24	750,000	805,713
6.00%, 01/14/41	750,000	783,750

		2,974,421

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24	350,000	369,250
5.10%, 06/18/50	150,000	144,000

		513,250

Total Sovereign Bonds (cost $37,630,820)		37,968,334

U.S. Government Mortgage Backed Agencies 28.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E81396 7.00%, 10/01/15	6	6
Pool# E84097 6.50%, 12/01/15	18	18
Pool# E00938 7.00%, 01/01/16	191	193
Pool# E82132 7.00%, 01/01/16	50	50
Pool# E82815 6.00%, 03/01/16	158	159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E83231 6.00%, 04/01/16	$30	$30
Pool# E83233 6.00%, 04/01/16	160	162
Pool# G11972 6.00%, 04/01/16	2,552	2,572
Pool# E83933 6.50%, 05/01/16	18	18
Pool# E84236 6.50%, 06/01/16	236	239
Pool# E00996 6.50%, 07/01/16	90	92
Pool# E84912 6.50%, 08/01/16	253	253
Pool# E86533 6.00%, 12/01/16	195	196
Pool# E87584 6.00%, 01/01/17	308	314
Pool# E86995 6.50%, 01/01/17	866	871
Pool# E87291 6.50%, 01/01/17	860	875
Pool# E88076 6.00%, 02/01/17	778	795
Pool# E88055 6.50%, 02/01/17	3,936	4,038
Pool# E88134 6.00%, 03/01/17	188	188
Pool# E88768 6.00%, 03/01/17	659	662
Pool# E88729 6.00%, 04/01/17	833	847
Pool# E89149 6.00%, 04/01/17	548	561
Pool# E89151 6.00%, 04/01/17	989	1,012
Pool# E89217 6.00%, 04/01/17	954	979
Pool# E89222 6.00%, 04/01/17	2,972	3,023
Pool# E89347 6.00%, 04/01/17	248	254
Pool# E89496 6.00%, 04/01/17	510	524
Pool# E89203 6.50%, 04/01/17	670	686
Pool# E89530 6.00%, 05/01/17	2,137	2,193
Pool# E89909 6.00%, 05/01/17	705	725
Pool# B15071 6.00%, 06/01/17	6,169	6,215
Pool# E01157 6.00%, 06/01/17	2,523	2,606
Pool# E90194 6.00%, 06/01/17	648	668
Pool# E90313 6.00%, 06/01/17	247	254
Pool# E90591 5.50%, 07/01/17	1,866	1,916
Pool# E90645 6.00%, 07/01/17	2,249	2,309
Pool# G11399 5.50%, 04/01/18	5,112	5,271
Pool# B10210 5.50%, 10/01/18	18,533	19,337
Pool# B11548 5.50%, 12/01/18	11,778	12,252
Pool# E01604 5.50%, 03/01/19	13,940	14,760
Pool# B13430 5.50%, 04/01/19	12,562	12,918
Pool# B15396 5.50%, 06/01/19	11,166	11,673
Pool# G18007 6.00%, 07/01/19	6,368	6,744
Pool# B16087 6.00%, 08/01/19	27,068	28,463
Pool# G18022 5.50%, 11/01/19	22,989	24,452
Pool# B14288 5.50%, 12/01/19	5,995	6,238
Pool# J02325 5.50%, 07/01/20	6,565	6,806
Pool# J00935 5.00%, 12/01/20	9,489	9,919
Pool# J00854 5.00%, 01/01/21	100,341	105,498
Pool# J00855 5.50%, 01/01/21	17,733	18,841
Pool# J01279 5.50%, 02/01/21	7,243	7,865
Pool# J01570 5.50%, 04/01/21	7,260	7,791
Pool# J01771 5.00%, 05/01/21	7,584	7,929
Pool# J06015 5.00%, 05/01/21	36,760	38,462
Pool# J05950 5.50%, 05/01/21	84,158	89,851
Pool# G18122 5.00%, 06/01/21	15,216	16,464
Pool# J01980 6.00%, 06/01/21	9,386	9,453
Pool# J03074 5.00%, 07/01/21	11,896	12,797
Pool# J03028 5.50%, 07/01/21	1,918	2,001
Pool# J09912 4.00%, 06/01/24	1,650,512	1,759,174
Pool# C00351 8.00%, 07/01/24	486	580
Pool# D60780 8.00%, 06/01/25	1,832	2,071
Pool# G30267 5.00%, 08/01/25	299,437	329,165
Pool# J13883 3.50%, 12/01/25	889,483	943,041
Pool# J18127 3.00%, 03/01/27	390,124	405,118
Pool# J18702 3.00%, 03/01/27	423,371	439,667
Pool# J19106 3.00%, 05/01/27	157,809	163,878
Pool# J20471 3.00%, 09/01/27	705,188	732,318
Pool# D82854 7.00%, 10/01/27	1,195	1,324
Pool# G14609 3.00%, 11/01/27	925,712	961,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C00566 7.50%, 12/01/27	$1,701	$2,050
Pool# G15100 2.50%, 07/01/28	254,700	260,918
Pool# C00678 7.00%, 11/01/28	1,918	2,281
Pool# C18271 7.00%, 11/01/28	2,212	2,492
Pool# C00836 7.00%, 07/01/29	927	1,096
Pool# C31282 7.00%, 09/01/29	87	91
Pool# C31285 7.00%, 09/01/29	2,133	2,490
Pool# A18212 7.00%, 11/01/29	33,522	35,981
Pool# C32914 8.00%, 11/01/29	2,385	2,616
Pool# G18536 2.50%, 01/01/30	3,140,152	3,188,732
Pool# C37436 8.00%, 01/01/30	2,326	2,904
Pool# C36306 7.00%, 02/01/30	552	582
Pool# C36429 7.00%, 02/01/30	548	573
Pool# C00921 7.50%, 02/01/30	1,791	2,120
Pool# G01108 7.00%, 04/01/30	782	914
Pool# C37703 7.50%, 04/01/30	1,514	1,736
Pool# J32243 3.00%, 07/01/30	1,093,338	1,135,525
Pool# J32255 3.00%, 07/01/30	68,617	71,265
Pool# J32257 3.00%, 07/01/30	72,162	75,036
Pool# C41561 8.00%, 08/01/30	1,642	1,751
Pool# C01051 8.00%, 09/01/30	3,119	3,925
Pool# C43550 7.00%, 10/01/30	3,466	3,933
Pool# C44017 7.50%, 10/01/30	388	399
Pool# C43967 8.00%, 10/01/30	28,202	30,995
Pool# C44957 8.00%, 11/01/30	2,538	2,969
Pool# C01106 7.00%, 12/01/30	12,465	15,022
Pool# C01103 7.50%, 12/01/30	1,291	1,600
Pool# C01116 7.50%, 01/01/31	1,156	1,405
Pool# C46932 7.50%, 01/01/31	558	588
Pool# C47287 7.50%, 02/01/31	3,005	3,465
Pool# C48851 7.00%, 03/01/31	1,836	1,893
Pool# G01217 7.00%, 03/01/31	11,358	13,656
Pool# C48206 7.50%, 03/01/31	1,478	1,488
Pool# C91366 4.50%, 04/01/31	247,568	270,208
Pool# C91377 4.50%, 06/01/31	133,427	145,762
Pool# C53324 7.00%, 06/01/31	1,364	1,462
Pool# C01209 8.00%, 06/01/31	954	1,116
Pool# C54792 7.00%, 07/01/31	7,149	7,784
Pool# C55071 7.50%, 07/01/31	524	542
Pool# G01309 7.00%, 08/01/31	2,077	2,508
Pool# C01222 7.00%, 09/01/31	1,648	1,969
Pool# G01311 7.00%, 09/01/31	15,077	18,234
Pool# G01315 7.00%, 09/01/31	550	653
Pool# C58647 7.00%, 10/01/31	826	893
Pool# C58694 7.00%, 10/01/31	5,089	5,831
Pool# C60012 7.00%, 11/01/31	1,403	1,521
Pool# C61298 8.00%, 11/01/31	2,201	2,280
Pool# C61105 7.00%, 12/01/31	4,692	5,052
Pool# C01305 7.50%, 12/01/31	976	1,108
Pool# C62218 7.00%, 01/01/32	2,172	2,229
Pool# C63171 7.00%, 01/01/32	7,692	9,005
Pool# C64121 7.50%, 02/01/32	1,665	1,705
Pool# C01345 7.00%, 04/01/32	8,637	10,213
Pool# G01391 7.00%, 04/01/32	25,418	30,108
Pool# C65717 7.50%, 04/01/32	3,482	3,593
Pool# C01370 8.00%, 04/01/32	3,336	4,022
Pool# C66916 7.00%, 05/01/32	14,545	16,798
Pool# C67235 7.00%, 05/01/32	9,247	10,029
Pool# C01381 8.00%, 05/01/32	14,850	17,897
Pool# C68290 7.00%, 06/01/32	3,740	4,315
Pool# C68300 7.00%, 06/01/32	10,237	11,765
Pool# G01449 7.00%, 07/01/32	16,995	20,176
Pool# C68988 7.50%, 07/01/32	2,568	2,577
Pool# C69908 7.00%, 08/01/32	21,037	23,864
Pool# C70211 7.00%, 08/01/32	10,306	10,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C91558 3.50%, 09/01/32	$253,604	$267,289
Pool# G01536 7.00%, 03/01/33	16,156	18,795
Pool# G30642 3.00%, 05/01/33	141,602	146,359
Pool# G30646 3.00%, 05/01/33	329,569	340,678
Pool# K90535 3.00%, 05/01/33	68,940	71,257
Pool# A16419 6.50%, 11/01/33	12,877	14,713
Pool# A16522 6.50%, 12/01/33	42,212	48,232
Pool# C01806 7.00%, 01/01/34	9,982	10,641
Pool# A21356 6.50%, 04/01/34	53,203	61,716
Pool# C01851 6.50%, 04/01/34	40,857	48,895
Pool# A22067 6.50%, 05/01/34	61,204	73,208
Pool# A24301 6.50%, 05/01/34	79,830	93,450
Pool# A24988 6.50%, 07/01/34	9,346	10,679
Pool# G01741 6.50%, 10/01/34	18,387	21,611
Pool# G08023 6.50%, 11/01/34	38,475	46,027
Pool# A33137 6.50%, 01/01/35	9,438	10,784
Pool# G08064 6.50%, 04/01/35	15,196	17,363
Pool# G01947 7.00%, 05/01/35	20,771	24,909
Pool# G08088 6.50%, 10/01/35	142,289	163,551
Pool# A39759 5.50%, 11/01/35	24,048	26,899
Pool# A40376 5.50%, 12/01/35	18,113	20,224
Pool# A42305 5.50%, 01/01/36	44,223	49,366
Pool# A41548 7.00%, 01/01/36	27,460	31,368
Pool# G08111 5.50%, 02/01/36	63,443	70,820
Pool# A43861 5.50%, 03/01/36	111,989	125,011
Pool# A43886 5.50%, 03/01/36	548,894	619,965
Pool# G08116 5.50%, 03/01/36	57,208	63,864
Pool# A43534 6.50%, 03/01/36	16,746	19,134
Pool# A48735 5.50%, 05/01/36	19,414	21,672
Pool# G08136 6.50%, 06/01/36	22,572	26,483
Pool# A53039 6.50%, 10/01/36	100,938	115,333
Pool# A53219 6.50%, 10/01/36	26,437	30,207
Pool# A57803 6.50%, 02/01/37	106,053	121,176
Pool# A66192 6.50%, 09/01/37	44,649	51,017
Pool# G04251 6.50%, 04/01/38	13,702	15,655
Pool# A79540 6.50%, 07/01/38	13,328	15,228
Pool# G04569 6.50%, 08/01/38	13,029	14,953
Pool# A82297 6.50%, 10/01/38	21,023	24,021
Pool# A83464 6.50%, 11/01/38	12,366	14,129
Pool# A84168 6.50%, 01/01/39	6,931	7,919
Pool# A84252 6.50%, 01/01/39	38,680	44,805
Pool# A84287 6.50%, 01/01/39	28,786	33,812
Pool# G05535 4.50%, 07/01/39	1,967,430	2,141,235
Pool# A91165 5.00%, 02/01/40	3,654,101	4,039,595
Pool# G07158 3.50%, 10/01/42	527,352	548,422
Pool# G07163 3.50%, 10/01/42	231,993	241,249
Pool# Q11532 3.50%, 10/01/42	179,699	186,923
Pool# Q12051 3.50%, 10/01/42	304,073	316,268
Pool# C09020 3.50%, 11/01/42	1,013,358	1,054,098
Pool# G07264 3.50%, 12/01/42	517,720	538,502
Pool# Q14292 3.50%, 01/01/43	92,088	95,765
Pool# Q14881 3.50%, 01/01/43	108,148	112,495
Pool# Q15774 3.00%, 02/01/43	1,601,966	1,611,355
Pool# Q15884 3.00%, 02/01/43	926,934	932,450
Pool# V80002 2.50%, 04/01/43	436,741	422,057
Pool# G08528 3.00%, 04/01/43	4,598,422	4,624,918
Pool# Q16915 3.00%, 04/01/43	844,410	849,567
Pool# Q18523 3.50%, 05/01/43	1,670,459	1,734,730
Pool# G08534 3.00%, 06/01/43	1,166,784	1,173,233
Pool# Q18751 3.50%, 06/01/43	1,997,267	2,075,447
Pool# G07410 3.50%, 07/01/43	174,041	181,100
Pool# Q26869 4.00%, 06/01/44	1,636,125	1,745,151
Pool# G08623 3.50%, 01/01/45	182,211	188,921
Pool# G08632 3.50%, 03/01/45	1,183,388	1,226,964

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 08/15/30	$3,675,000	$3,727,828
3.00%, 08/15/30	2,107,000	2,184,186
3.50%, 08/15/30	1,100,000	1,158,975
3.00%, 08/15/45	2,100,000	2,106,563
3.50%, 08/15/45	8,856,000	9,173,017
4.00%, 08/15/45	14,000,000	14,864,063
4.50%, 08/15/45	9,150,000	9,909,165
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.35%, 07/01/41 (a)	294,219	309,714
Pool# 2B0108 2.60%, 01/01/42 (a)	30,560	32,239
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	445,580	477,454
Pool# 990972 6.00%, 09/01/23	24,690	26,139
Pool# AA2549 4.00%, 04/01/24	198,053	209,557
Pool# 935348 5.50%, 06/01/24	56,009	60,087
Pool# AC1374 4.00%, 08/01/24	222,739	238,875
Pool# AC1529 4.50%, 09/01/24	87,616	94,384
Pool# AD0244 4.50%, 10/01/24	69,469	74,651
Pool# AD4089 4.50%, 05/01/25	705,396	757,252
Pool# 890216 4.50%, 07/01/25	127,135	136,626
Pool# AH1361 3.50%, 12/01/25	365,667	387,445
Pool# AH1518 3.50%, 12/01/25	216,431	228,814
Pool# AE6384 4.00%, 01/01/26	35,910	38,311
Pool# AL0298 4.00%, 05/01/26	534,763	570,510
Pool# AB4277 3.00%, 01/01/27	1,497,856	1,558,102
Pool# AP4746 3.00%, 08/01/27	250,303	260,440
Pool# AP4640 3.00%, 09/01/27	146,840	152,790
Pool# AP7855 3.00%, 09/01/27	1,411,243	1,468,498
Pool# AB6886 3.00%, 11/01/27	134,502	140,004
Pool# AB6887 3.00%, 11/01/27	269,509	280,448
Pool# AQ3758 3.00%, 11/01/27	170,029	176,937
Pool# AQ4532 3.00%, 11/01/27	197,743	205,771
Pool# AQ5096 3.00%, 11/01/27	342,755	356,650
Pool# AQ7406 3.00%, 11/01/27	139,794	145,479
Pool# AQ2884 3.00%, 12/01/27	144,197	150,052
Pool# AS0487 2.50%, 09/01/28	506,123	518,475
Pool# 930998 4.50%, 04/01/29	112,044	121,410
Pool# MA0243 5.00%, 11/01/29	45,006	49,748
Pool# MA0268 5.00%, 12/01/29	36,087	39,889
Pool# AX7727 2.50%, 03/01/30	862,329	876,144
Pool# AB1038 5.00%, 05/01/30	54,449	60,185
Pool# AD5655 5.00%, 05/01/30	88,757	98,107
Pool# MA0443 5.00%, 05/01/30	58,521	64,686
Pool# AS5420 3.00%, 07/01/30	160,760	167,132
3.50%, 07/01/30	1,193,141	1,262,492
Pool# MA0559 5.00%, 09/01/30	19,526	21,656
Pool# AH1515 4.00%, 12/01/30	700,346	750,633
Pool# AD0716 6.50%, 12/01/30	1,996,860	2,299,746
Pool# MA0641 4.00%, 02/01/31	774,241	829,739
Pool# 560868 7.50%, 02/01/31	567	582
Pool# 607212 7.50%, 10/01/31	10,035	11,547
Pool# 607632 6.50%, 11/01/31	102	117
Pool# MA1029 3.50%, 04/01/32	599,256	632,872
Pool# MA1107 3.50%, 07/01/32	163,018	172,149
Pool# MA1166 3.50%, 09/01/32	955,612	1,009,272
Pool# 661664 7.50%, 09/01/32	13,034	13,424
Pool# 656559 6.50%, 02/01/33	43,640	50,088
Pool# 694846 6.50%, 04/01/33	11,833	13,582
Pool# AB9300 3.00%, 05/01/33	134,897	139,848
Pool# AB9402 3.00%, 05/01/33	369,572	383,128
Pool# AB9403 3.00%, 05/01/33	140,019	145,136
Pool# 254767 5.50%, 06/01/33	1,197,463	1,354,479
Pool# MA1527 3.00%, 08/01/33	763,472	791,414
Pool# 750229 6.50%, 10/01/33	33,422	38,360
Pool# 725228 6.00%, 03/01/34	1,245,104	1,424,385
Pool# 725424 5.50%, 04/01/34	1,359,481	1,538,116
Pool# 788027 6.50%, 09/01/34	19,055	21,870
Pool# 735141 5.50%, 01/01/35	716,799	810,048
Pool# 735227 5.50%, 02/01/35	803,371	906,903

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AL4260 5.50%, 09/01/36	$95,579	$108,141
Pool# 310104 5.50%, 08/01/37	762,006	862,278
Pool# 955194 7.00%, 11/01/37	540,199	665,071
Pool# AC9890 2.31%, 04/01/40 (a)	1,271,119	1,359,244
Pool# AD8536 5.00%, 08/01/40	3,249,460	3,597,193
Pool# AB1735 3.50%, 11/01/40	28,754	29,867
Pool# 932888 3.50%, 01/01/41	206,769	216,010
Pool# 932891 3.50%, 01/01/41	34,380	35,854
Pool# AB2067 3.50%, 01/01/41	728,551	758,855
Pool# AB2068 3.50%, 01/01/41	406,697	423,009
Pool# AL0390 5.00%, 05/01/41	785,145	867,863
Pool# AL5863 4.50%, 06/01/41	1,210,762	1,319,156
Pool# AJ1249 3.30%, 09/01/41 (a)	400,805	423,088
Pool# AI9920 4.00%, 09/01/41	22,426	23,865
Pool# AI9851 4.50%, 09/01/41	111,918	121,851
Pool# AL0761 5.00%, 09/01/41	1,309,548	1,452,136
Pool# AJ5431 4.50%, 10/01/41	228,819	249,234
Pool# AL0933 5.00%, 10/01/41	287,327	318,361
Pool# AJ4861 4.00%, 12/01/41	411,687	439,749
Pool# AL1437 2.75%, 01/01/42 (a)	188,693	197,433
Pool# AX5297 5.00%, 01/01/42	63,904	70,684
Pool# AK0714 2.43%, 02/01/42 (a)	45,098	47,151
Pool# AB5185 3.50%, 05/01/42	673,207	700,102
Pool# AO3575 4.50%, 05/01/42	80,679	87,884
Pool# 890621 5.00%, 05/01/42	199,991	221,486
Pool# AO4647 3.50%, 06/01/42	1,097,904	1,141,916
Pool# AO8036 4.50%, 07/01/42	1,832,531	1,993,976
Pool# AP1961 2.49%, 08/01/42 (a)	299,950	310,549
Pool# AP2092 4.50%, 08/01/42	59,248	64,271
Pool# AP6579 3.50%, 09/01/42	1,289,952	1,341,644
Pool# AP6756 4.00%, 09/01/42	26,655	28,369
Pool# AP7489 4.00%, 09/01/42	830,783	886,313
Pool# AB6524 3.50%, 10/01/42	2,279,672	2,370,814
Pool# AB7074 3.00%, 11/01/42	1,649,885	1,667,450
Pool# AB6786 3.50%, 11/01/42	231,584	240,793
Pool# AL2677 3.50%, 11/01/42	317,812	330,585
Pool# AR4210 3.50%, 01/01/43	418,522	435,317
Pool# AB7779 3.00%, 02/01/43	564,207	570,042
Pool# AB9188 3.00%, 04/01/43	274,304	277,015
Pool# AR8213 3.50%, 04/01/43	450,386	468,480
Pool# AB9236 3.00%, 05/01/43	170,284	172,017
Pool# AB9237 3.00%, 05/01/43	768,749	776,575
Pool# AB9238 3.00%, 05/01/43	1,039,647	1,050,070
Pool# AT4137 3.00%, 05/01/43	499,776	504,392
Pool# AB9362 3.50%, 05/01/43	853,681	889,176
Pool# AT4145 3.00%, 06/01/43	379,780	383,484
Pool# AT5897 3.00%, 06/01/43	413,961	417,986
Pool# AB9814 3.00%, 07/01/43	1,055,155	1,065,380
Pool# AR7426 3.00%, 07/01/43	1,132,200	1,143,058
Pool# AU1628 3.00%, 07/01/43	2,757,750	2,784,167
Pool# AS0203 3.00%, 08/01/43	448,308	452,534
Pool# AU4959 3.00%, 10/01/43	321,626	324,974
Pool# AU9550 3.00%, 10/01/43	919,921	928,307
Pool# AS3161 4.00%, 08/01/44	1,166,931	1,245,153
Pool# AS3946 4.00%, 12/01/44	1,040,405	1,114,898
Pool# AS4375 4.00%, 02/01/45	369,689	397,642
Pool# AS4418 4.00%, 02/01/45	545,501	586,744
Pool# AX9524 4.00%, 02/01/45	746,271	803,275
Pool# AY1312 3.50%, 03/01/45	1,558,970	1,625,499
Pool# AY3376 3.50%, 04/01/45	3,268,934	3,395,570
Pool# AS4921 3.50%, 05/01/45	1,036,764	1,078,194
Pool# AS5012 4.00%, 05/01/45	982,646	1,056,945
Pool# AL6928 4.00%, 06/01/45	156,477	167,416
4.00%, 07/01/45	532,121	568,449
4.00%, 08/01/45	438,719	468,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool TBA
2.50%, 08/25/30	$7,778,000	$7,894,670
3.00%, 08/25/30	3,888,598	4,035,164
3.50%, 08/25/30	2,982,000	3,145,078
4.00%, 08/25/30	525,000	550,758
2.50%, 08/25/45	150,000	145,588
3.00%, 08/25/45	9,350,000	9,407,553
3.50%, 08/25/45	11,788,000	12,232,076
4.00%, 08/25/45	8,058,000	8,572,327
4.50%, 08/25/45	6,727,000	7,298,007
5.00%, 08/25/45	4,294,000	4,748,898
5.50%, 08/25/45	850,000	954,523
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	344	351
Pool# 376510 7.00%, 05/15/24	1,621	1,797
Pool# 457801 7.00%, 08/15/28	3,851	4,316
Pool# 486936 6.50%, 02/15/29	1,833	2,167
Pool# 502969 6.00%, 03/15/29	5,348	6,116
Pool# 487053 7.00%, 03/15/29	2,113	2,348
Pool# 781014 6.00%, 04/15/29	4,541	5,282
Pool# 509099 7.00%, 06/15/29	2,780	2,883
Pool# 470643 7.00%, 07/15/29	10,950	11,743
Pool# 434505 7.50%, 08/15/29	120	136
Pool# 416538 7.00%, 10/15/29	225	225
Pool# 524269 8.00%, 11/15/29	5,786	5,888
Pool# 781124 7.00%, 12/15/29	11,591	13,968
Pool# 507396 7.50%, 09/15/30	60,085	68,896
Pool# 531352 7.50%, 09/15/30	3,374	3,653
Pool# 536334 7.50%, 10/15/30	152	158
Pool# 540659 7.00%, 01/15/31	695	711
Pool# 486019 7.50%, 01/15/31	1,532	1,766
Pool# 535388 7.50%, 01/15/31	478	489
Pool# 537406 7.50%, 02/15/31	349	355
Pool# 528589 6.50%, 03/15/31	28,216	32,198
Pool# 508473 7.50%, 04/15/31	6,153	7,021
Pool# 544470 8.00%, 04/15/31	2,456	2,495
Pool# 781287 7.00%, 05/15/31	5,692	6,904
Pool# 549742 7.00%, 07/15/31	3,679	4,124
Pool# 781319 7.00%, 07/15/31	1,777	2,149
Pool# 485879 7.00%, 08/15/31	8,768	10,148
Pool# 572554 6.50%, 09/15/31	94,935	108,868
Pool# 555125 7.00%, 09/15/31	617	630
Pool# 781328 7.00%, 09/15/31	5,621	6,825
Pool# 550991 6.50%, 10/15/31	1,116	1,274
Pool# 571267 7.00%, 10/15/31	942	1,087
Pool# 574837 7.50%, 11/15/31	1,912	1,976
Pool# 555171 6.50%, 12/15/31	1,077	1,229
Pool# 781380 7.50%, 12/15/31	1,709	2,126
Pool# 781481 7.50%, 01/15/32	8,561	10,618
Pool# 580972 6.50%, 02/15/32	323	369
Pool# 781401 7.50%, 02/15/32	4,494	5,382
Pool# 781916 6.50%, 03/15/32	91,795	107,375
Pool# 552474 7.00%, 03/15/32	6,169	7,247
Pool# 781478 7.50%, 03/15/32	3,221	4,004
Pool# 781429 8.00%, 03/15/32	5,417	6,852
Pool# 781431 7.00%, 04/15/32	20,474	25,086
Pool# 568715 7.00%, 05/15/32	33,837	35,895
Pool# 552616 7.00%, 06/15/32	33,718	38,823
Pool# 570022 7.00%, 07/15/32	25,882	31,679
Pool# 583645 8.00%, 07/15/32	4,674	5,073
Pool# 595077 6.00%, 10/15/32	10,040	11,687
Pool# 596657 7.00%, 10/15/32	3,753	3,925
Pool# 552903 6.50%, 11/15/32	164,532	190,365
Pool# 552952 6.00%, 12/15/32	12,122	14,112
Pool# 588192 6.00%, 02/15/33	7,578	8,786
Pool# 602102 6.00%, 02/15/33	12,580	14,214
Pool# 553144 5.50%, 04/15/33	40,929	47,054
Pool# 604243 6.00%, 04/15/33	19,902	22,972
Pool# 611526 6.00%, 05/15/33	7,178	8,110
Pool# 553320 6.00%, 06/15/33	36,203	42,149
Pool# 573916 6.00%, 11/15/33	28,113	31,763
Pool# 604788 6.50%, 11/15/33	100,871	116,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 604875 6.00%, 12/15/33	$40,908	$47,219
Pool# 781688 6.00%, 12/15/33	52,941	61,629
Pool# 781690 6.00%, 12/15/33	21,063	24,516
Pool# 781699 7.00%, 12/15/33	8,790	10,469
Pool# 621856 6.00%, 01/15/34	27,556	31,137
Pool# 564799 6.00%, 03/15/34	100,778	117,254
Pool# 630038 6.50%, 08/15/34	70,119	80,015
Pool# 781804 6.00%, 09/15/34	58,670	68,124
Pool# 781847 6.00%, 12/15/34	52,525	61,119
Pool# 486921 5.50%, 02/15/35	17,913	20,350
Pool# 781902 6.00%, 02/15/35	46,896	52,985
Pool# 649510 5.50%, 10/15/35	348,637	399,036
Pool# 649513 5.50%, 10/15/35	562,819	638,590
Pool# 652207 5.50%, 03/15/36	139,318	156,784
Pool# 652539 5.00%, 05/15/36	28,041	31,194
Pool# 655519 5.00%, 05/15/36	39,620	43,864
Pool# 606308 5.50%, 05/15/36	46,356	52,679
Pool# 606314 5.50%, 05/15/36	15,870	17,866
Pool# 656666 6.00%, 06/15/36	78,209	89,434
Pool# 657912 6.50%, 08/15/36	5,547	6,329
Pool# 704630 5.50%, 07/15/39	77,818	87,594
Pool# 742235 4.00%, 12/15/40	155,709	166,058
Pool# 755655 4.00%, 12/15/40	94,095	101,026
Pool# 755656 4.00%, 12/15/40	132,707	143,652
Pool# 756631 4.00%, 12/15/40	44,611	48,301
Pool# 757038 4.00%, 12/15/40	331,548	358,973
Pool# 757039 4.00%, 12/15/40	497,458	537,090
Pool# 757043 4.00%, 12/15/40	80,089	86,106
Pool# 757044 4.00%, 12/15/40	132,424	143,022
Pool# 690662 4.00%, 01/15/41	122,183	131,987
Pool# 719486 4.00%, 01/15/41	73,911	78,731
Pool# 742244 4.00%, 01/15/41	371,214	400,654
Pool# 753826 4.00%, 01/15/41	115,927	123,487
Pool# 755959 4.00%, 01/15/41	302,501	327,522
Pool# 757555 4.00%, 02/15/41	52,823	57,167
Pool# 757557 4.00%, 02/15/41	83,983	90,643
Pool# AA6307 3.50%, 04/15/43	508,566	531,522
Pool# AB3946 3.50%, 04/15/43	240,682	252,535
Pool# AD6012 3.50%, 04/15/43	521,931	547,644
Pool# AD7471 3.50%, 04/15/43	564,194	592,033
Pool# AD7472 3.50%, 04/15/43	278,575	292,319
Pool# AD9472 3.50%, 04/15/43	287,351	301,549
Pool# AA6403 3.00%, 05/15/43	1,313,430	1,342,307
Government National Mortgage Association I Pool TBA
3.00%, 08/15/45	500,000	508,516
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	382,381	432,958
Pool# G24559 5.00%, 10/20/39	696,149	771,656
Pool# G24715 5.00%, 06/20/40	646,391	716,945
Pool# G24747 5.00%, 07/20/40	373,097	413,820
Pool# G24771 4.50%, 08/20/40	1,118,188	1,219,202
Pool# G24834 4.50%, 10/20/40	2,680,151	2,922,272
Pool# 737727 4.00%, 12/20/40	1,563,239	1,684,447
Pool# 737730 4.00%, 12/20/40	444,930	479,279
Pool# G24923 4.50%, 01/20/41	391,560	427,778
Pool# G24978 4.50%, 03/20/41	60,794	66,286
Pool# G25017 4.50%, 04/20/41	708,769	772,802
Pool# G25082 4.50%, 06/20/41	1,135,929	1,238,555
Pool# G25175 4.50%, 09/20/41	786,987	859,788
Pool# G2675523 3.50%, 03/20/42	684,479	717,090
Pool# G2MA0392 3.50%, 09/20/42	2,481,379	2,601,747
Pool# G2MA0534 3.50%, 11/20/42	1,412,999	1,481,542
Pool# G2MA0852 3.50%, 03/20/43	1,582,542	1,658,987
Pool# G2MA0934 3.50%, 04/20/43	1,886,756	1,977,702
Pool# G2AF1001 3.50%, 06/20/43	435,760	457,807

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool (continued)
Pool# G2 MA1376 4.00%, 10/20/43	$1,940,124	$2,061,381
Pool# G2 MA2372 4.00%, 11/20/44	4,774,537	5,069,228
Pool# G2 MA2522 4.00%, 01/20/45	7,500,000	7,962,910
2.50%, 05/20/45	550,000	536,345
Pool# G2 MA2891 3.00%, 06/20/45	3,331,252	3,392,989
Government National Mortgage Association II Pool TBA 3.00%, 08/15/45	9,162,000	9,318,040
3.50%, 08/15/45	11,400,000	11,905,874
4.00%, 08/15/45	1,244,000	1,320,996

Total U.S. Government Mortgage Backed Agencies (cost $287,450,314)		291,090,080

U.S. Government Sponsored & Agency Obligations 2.4%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	375,000	397,763
Federal Home Loan Banks 4.88%, 05/17/17	605,000	650,140
5.50%, 07/15/36	300,000	394,948
Federal Home Loan Mortgage Corp. 1.00%, 09/29/17	1,200,000	1,204,037
0.88%, 03/07/18	4,000,000	3,989,040
3.75%, 03/27/19	1,475,000	1,602,751
1.38%, 05/01/20	1,500,000	1,483,081
2.38%, 01/13/22	1,000,000	1,020,332
6.75%, 09/15/29	388,000	561,535
6.75%, 03/15/31	400,000	581,843
6.25%, 07/15/32	365,000	514,526
Federal National Mortgage Association 5.38%, 06/12/17	1,805,000	1,959,510
0.88%, 12/20/17	2,500,000	2,499,202
0.88%, 05/21/18	1,714,000	1,706,424
1.50%, 06/22/20	2,000,000	1,985,344
2.63%, 09/06/24	1,500,000	1,517,180
6.25%, 05/15/29	500,000	688,138
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	14,419
Tennessee Valley Authority 6.25%, 12/15/17	35,000	39,172
4.50%, 04/01/18	1,865,000	2,031,740
4.88%, 01/15/48	300,000	347,493

Total U.S. Government Sponsored & Agency Obligations (cost $24,257,470)		25,188,618

U.S. Treasury Bonds 5.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	1,901,601
8.50%, 02/15/20	700,000	916,726
8.13%, 05/15/21	3,800,000	5,135,343
6.25%, 08/15/23	869,000	1,141,038
7.50%, 11/15/24	1,000,000	1,453,750
4.50%, 02/15/36	100,000	129,461
4.50%, 08/15/39	1,685,000	2,176,019
4.38%, 11/15/39	280,000	355,425
4.38%, 05/15/40	800,000	1,016,625
3.88%, 08/15/40	1,600,000	1,888,250
4.25%, 11/15/40	1,500,000	1,874,296
4.75%, 02/15/41	2,000,000	2,687,656
4.38%, 05/15/41	1,000,000	1,276,250
3.75%, 08/15/41	2,500,000	2,901,562
3.13%, 11/15/41	4,800,000	5,007,000
3.13%, 02/15/43	1,000,000	1,036,719
2.88%, 05/15/43	2,250,000	2,222,755
3.63%, 08/15/43	2,000,000	2,276,876
3.75%, 11/15/43	1,850,000	2,153,949
3.63%, 02/15/44	1,000,000	1,137,812
3.38%, 05/15/44	1,700,000	1,847,555
3.13%, 08/15/44	5,900,000	6,118,023
3.00%, 11/15/44	2,000,000	2,024,376
2.50%, 02/15/45	9,100,000	8,296,643
3.00%, 05/15/45	2,300,000	2,331,984

Total U.S. Treasury Bonds (cost $56,547,600)		59,307,694

U.S. Treasury Notes 31.0%

	Principal Amount	Market Value
U.S. Treasury Notes 4.88%, 08/15/16	1,833,000	1,917,633
0.88%, 09/15/16	2,000,000	2,010,312
0.50%, 09/30/16	4,000,000	4,004,064
3.00%, 09/30/16	1,325,000	1,364,337
0.38%, 10/31/16	17,000,000	16,984,054
0.63%, 11/15/16	3,500,000	3,508,204
2.75%, 11/30/16	1,000,000	1,030,156
0.63%, 12/31/16	4,500,000	4,509,490
0.63%, 02/15/17	42,000,000	42,052,500
4.63%, 02/15/17	3,060,000	3,251,011
0.88%, 02/28/17	3,000,000	3,015,936
3.00%, 02/28/17	1,845,000	1,915,772
4.50%, 05/15/17	3,595,000	3,841,876
0.63%, 05/31/17	2,000,000	1,999,218
2.75%, 05/31/17	4,335,000	4,501,286
0.75%, 06/30/17	1,090,000	1,092,299
2.50%, 06/30/17	2,360,000	2,442,968
1.88%, 09/30/17	1,500,000	1,536,445
0.88%, 10/15/17	3,000,000	3,007,266
0.75%, 10/31/17	3,000,000	2,999,298
1.88%, 10/31/17	1,800,000	1,844,579
0.88%, 11/15/17	3,500,000	3,508,477
4.25%, 11/15/17	6,415,000	6,919,681
0.75%, 12/31/17	2,000,000	1,997,032
0.88%, 01/31/18	5,500,000	5,504,296
1.00%, 02/15/18	12,000,000	12,042,192
2.75%, 02/28/18	2,000,000	2,096,406
1.00%, 03/15/18	6,000,000	6,019,686
2.88%, 03/31/18	2,000,000	2,104,062
0.63%, 04/30/18	3,000,000	2,976,093
1.00%, 05/31/18	2,500,000	2,503,905
1.38%, 06/30/18	1,200,000	1,213,874
1.38%, 09/30/18	3,000,000	3,027,891
1.25%, 10/31/18	4,650,000	4,671,799
1.25%, 11/30/18	2,000,000	2,007,344
1.38%, 12/31/18	4,000,000	4,028,436
1.25%, 01/31/19	2,000,000	2,004,062
1.38%, 02/28/19	6,000,000	6,033,282
1.50%, 02/28/19	5,000,000	5,050,390

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.50%, 03/31/19	$2,000,000	$2,019,688
1.63%, 04/30/19	4,000,000	4,053,124
1.13%, 05/31/19	2,000,000	1,989,844
1.50%, 05/31/19	1,000,000	1,008,125
1.00%, 06/30/19	1,000,000	989,375
1.63%, 06/30/19	2,000,000	2,024,844
1.00%, 08/31/19	2,000,000	1,972,188
1.63%, 08/31/19	2,500,000	2,528,125
1.75%, 09/30/19	3,000,000	3,044,532
1.50%, 10/31/19	7,000,000	7,029,533
3.38%, 11/15/19	2,370,000	2,563,859
1.50%, 11/30/19	5,000,000	5,021,485
1.13%, 12/31/19	4,000,000	3,946,564
1.63%, 12/31/19	1,500,000	1,512,070
3.63%, 02/15/20	2,610,000	2,856,726
1.25%, 02/29/20	2,100,000	2,078,836
1.38%, 02/29/20	6,000,000	5,977,032
1.38%, 03/31/20	2,500,000	2,487,110
1.13%, 04/30/20	1,500,000	1,472,696
3.50%, 05/15/20	2,000,000	2,181,094
1.50%, 05/31/20	4,500,000	4,495,779
1.63%, 07/31/20	4,600,000	4,617,250
2.63%, 08/15/20	2,925,000	3,070,106
2.13%, 08/31/20	5,350,000	5,486,676
1.75%, 10/31/20	1,000,000	1,005,312
2.00%, 11/30/20	1,500,000	1,525,782
3.63%, 02/15/21	2,500,000	2,753,515
3.13%, 05/15/21	750,000	806,250
2.13%, 06/30/21	300,000	305,719
2.25%, 07/31/21	1,200,000	1,230,563
2.13%, 09/30/21	6,800,000	6,918,470
1.88%, 11/30/21	2,600,000	2,603,656
1.50%, 01/31/22	10,000,000	9,760,940
2.00%, 02/15/22	1,500,000	1,510,899
1.75%, 03/31/22	4,000,000	3,961,564
1.75%, 04/30/22	2,000,000	1,979,218
1.75%, 05/15/22	2,000,000	1,977,344
2.13%, 06/30/22	1,500,000	1,518,516
1.63%, 08/15/22	2,200,000	2,151,532
1.63%, 11/15/22	3,000,000	2,925,468
1.75%, 05/15/23	2,000,000	1,955,624
2.50%, 08/15/23	3,800,000	3,920,236
2.75%, 11/15/23	3,000,000	3,151,875
2.75%, 02/15/24	1,500,000	1,573,125
2.50%, 05/15/24	500,000	513,867
2.25%, 11/15/24	3,160,000	3,175,554
2.00%, 02/15/25	2,500,000	2,456,835
2.13%, 05/15/25	5,000,000	4,965,625

Total U.S. Treasury Notes (cost $318,533,027)		321,611,762

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.0% †
Bank of Montreal, 1.40%, 04/10/18	165,000	163,921
Westpac Banking Corp., 4.63%, 06/01/18	103,000	109,805

		273,726

Chemicals 0.0% †
Agrium, Inc. 3.15%, 10/01/22	50,000	48,836
6.13%, 01/15/41	100,000	114,374
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	142,806

		306,016

Electric Utilities 0.0% †
Hydro Quebec, 8.40%, 01/15/22	153,000	202,932

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	264,788
TransCanada PipeLines Ltd., 5.85%, 03/15/36	300,000	331,328

		596,116

Metals & Mining 0.0% †
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	66,364
Teck Resources Ltd., 3.85%, 08/15/17	100,000	97,054

		163,418

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	274,367
Encana Corp., 6.50%, 08/15/34	250,000	262,611
Nexen, Inc. 5.88%, 03/10/35	92,000	105,103
6.40%, 05/15/37	250,000	299,980
Petro-Canada, 5.95%, 05/15/35	189,000	215,474
Statoil ASA, 6.80%, 01/15/28	225,000	292,128
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	118,803
Talisman Energy, Inc., 7.25%, 10/15/27	92,000	103,078

		1,671,544

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	223,236
6.20%, 06/01/36	164,000	210,598
Canadian Pacific Railway Co., 2.90%, 02/01/25	250,000	236,429

		670,263

Water Utilities 0.0% †
United Utilities PLC, 5.38%, 02/01/19	100,000	108,437

Total Yankee Dollars (cost $3,626,386)		3,992,452

Mutual Funds 8.1%

	Shares	Market Value
Money Market Fund 8.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (f)(g)	83,938,381	83,938,381

Total Mutual Funds (cost $83,938,381)		83,938,381

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Repurchase Agreement 0.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $1,484,108, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,513,775. (g)	$1,484,093	$1,484,093

Total Repurchase Agreement (cost $1,484,093)		1,484,093

Total Investments (cost $1,094,639,655) (h) — 107.3%		1,111,997,016
Liabilities in excess of other assets — (7.3)%		(75,815,221)

NET ASSETS — 100.0%		$1,036,181,795

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,531,965.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2015.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $5,350,047 which represents 0.52% of net assets.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of July 31, 2015.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $1,563,658.
(h)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,094,871,267, tax unrealized appreciation and depreciation were $24,592,516 and $(7,466,767), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$5,707,925	$—	$5,707,925
Commercial Mortgage Backed Securities	—	20,530,904	—	20,530,904
Corporate Bonds	—	251,318,323	—	251,318,323
Municipal Bonds	—	9,858,450	—	9,858,450
Mutual Funds	83,938,381	—	—	83,938,381
Repurchase Agreement	—	1,484,093	—	1,484,093
Sovereign Bonds	—	37,968,334	—	37,968,334
U.S. Government Mortgage Backed Agencies	—	291,090,080	—	291,090,080
U.S. Government Sponsored & Agency Obligations	—	25,188,618	—	25,188,618
U.S. Treasury Bonds	—	59,307,694	—	59,307,694
U.S. Treasury Notes	—	321,611,762	—	321,611,762
Yankee Dollars	—	3,992,452	—	3,992,452

Total	$83,938,381	$1,028,058,635	$—	$1,111,997,016

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 2.5%

	Principal Amount	Market Value
Airlines 0.5%
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	$2,000,000	$2,007,500

Other 2.0%
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 1.72%, 10/15/26 (a)(b)	4,000,000	4,000,464
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 09/21/40 (b)	3,711,702	3,717,683
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32 (a)	299,375	304,142
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34 (c)	35,976	36,543

		8,058,832

Total Asset-Backed Securities (cost $10,048,208)		10,066,332

Collateralized Mortgage Obligations 1.7%

	Principal Amount	Market Value
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34 (c)	141,251	145,831
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53 (a)(b)	3,870,619	3,823,138
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	560,681	495,736
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	185,269	174,623
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	1,075,149	1,175,431
Series 2009-42, Class AP, 4.50%, 03/25/39	689,264	734,250
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	556,826	495,905

Total Collateralized Mortgage Obligations (cost $7,041,656)		7,044,914

Commercial Mortgage Backed Securities 6.6%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM, 5.16%, 09/10/47 (a)	1,000,000	1,006,981
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49 (a)	1,000,000	1,001,764
Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 1.79%, 02/13/32 (a)(b)	1,000,000	992,674
Commercial Mortgage Trust, Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,195,055
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34 (b)	4,980,000	5,010,941
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3, 5.69%, 09/15/40 (a)	393,518	395,882
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	1,712,560	1,796,940
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,042,927
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46 (b)	1,383,464	1,402,399
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class ASB, 3.46%, 05/15/48	4,000,000	4,143,736
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,115,480

Total Commercial Mortgage Backed Securities (cost $27,249,950)		27,104,779

Corporate Bonds 46.1%

	Principal Amount	Market Value
Aerospace & Defense 0.6%
United Technologies Corp., 3.10%, 06/01/22	1,000,000	1,008,632
4.50%, 06/01/42	500,000	501,537
4.15%, 05/15/45	1,000,000	952,069

		2,462,238

Airlines 1.0%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23 (b)	2,000,000	1,967,500
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20 (b)	925,606	951,060
British Airways PLC, Series 2013-1, Class B, 5.63%, 06/20/20 (b)	876,079	926,454
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	72,696	75,102

		3,920,116

Auto Components 0.2%
BorgWarner, Inc., 3.38%, 03/15/25	1,000,000	981,563

Automobiles 1.2%
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	2,000,000	2,005,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles (continued)
Hyundai Capital America, 2.60%, 03/19/20 (b)	$2,000,000	$1,993,488
Hyundai Capital Services, Inc., 3.50%, 09/13/17 (b)	1,000,000	1,031,920

		5,030,646

Banks 4.8%
Bank of America Corp., 4.20%, 08/26/24	1,000,000	1,004,100
4.00%, 01/22/25	1,000,000	980,976
Series L, 3.95%, 04/21/25	1,750,000	1,697,157
Bank of America NA, 6.10%, 06/15/17	750,000	807,963
Citizens Financial Group, Inc., 4.35%, 08/01/25	1,500,000	1,511,117
CoBank ACB, 7.88%, 04/16/18 (b)	850,000	976,927
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 05/21/25	1,000,000	981,159
5.75%, 12/01/43	600,000	662,113
HSBC Holdings PLC, 5.25%, 03/14/44	750,000	786,248
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	596,689
JPMorgan Chase & Co., 3.88%, 09/10/24	500,000	493,840
4.95%, 06/01/45	1,500,000	1,499,813
Series 1, 7.90%, 04/30/18 (d)	1,000,000	1,055,000
KeyBank NA, 3.30%, 06/01/25	3,000,000	2,941,008
National City Corp., 6.88%, 05/15/19	1,000,000	1,155,282
PNC Bank NA, 2.70%, 11/01/22	1,418,000	1,366,712
Sovereign Bank, 8.75%, 05/30/18	750,000	866,463

		19,382,567

Biotechnology 0.2%
Celgene Corp., 4.63%, 05/15/44	650,000	622,787

Capital Markets 2.7%
FMR LLC, 7.49%, 06/15/19 (b)	1,750,000	2,082,799
5.35%, 11/15/21 (b)	785,000	884,238
Morgan Stanley, 4.00%, 07/23/25	1,000,000	1,019,597
3.95%, 04/23/27	1,000,000	955,481
UBS AG, 2.35%, 03/26/20	6,000,000	5,992,554

		10,934,669

Chemicals 0.6%
Cytec Industries, Inc., 3.95%, 05/01/25	600,000	592,645
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	2,000,000	1,862,476

		2,455,121

Commercial Services & Supplies 0.3%
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	201,500
Waste Management, Inc., 3.13%, 03/01/25	1,000,000	968,774

		1,170,274

Diversified Financial Services 0.5%
General Electric Capital Corp., 5.30%, 02/11/21	500,000	564,657
4.65%, 10/17/21	1,250,000	1,380,266

		1,944,923

Diversified Telecommunication Services 2.2%
AT&T, Inc., 3.40%, 05/15/25	3,000,000	2,865,780
Qwest Corp., 6.88%, 09/15/33	1,000,000	982,500
Verizon Communications, Inc., 2.45%, 11/01/22	2,000,000	1,906,672
5.15%, 09/15/23	500,000	550,309
3.50%, 11/01/24	2,500,000	2,459,273

		8,764,534

Electric Utilities 4.9%
Alabama Power Co., 2.80%, 04/01/25	2,000,000	1,928,590
Appalachian Power Co., 3.40%, 06/01/25	1,000,000	992,248
Duke Energy Corp., 3.55%, 09/15/21	2,000,000	2,071,814
ITC Holdings Corp., 3.65%, 06/15/24	3,000,000	2,987,904
Kansas City Power & Light Co., Series 09A, 7.15%, 04/01/19	1,000,000	1,179,325
PSEG Power LLC, 4.30%, 11/15/23	4,500,000	4,659,619
Public Service Co. of Colorado, 2.90%, 05/15/25	3,000,000	2,930,490
Southern California Edison Co., 1.85%, 02/01/22	1,700,000	1,700,544
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45	750,000	668,592
Xcel Energy, Inc., 3.30%, 06/01/25	1,000,000	984,683

		20,103,809

Energy Equipment & Services 0.2%
SESI LLC, 6.38%, 05/01/19	200,000	203,000
Weatherford International Ltd., 6.75%, 09/15/40	500,000	440,077

		643,077

Food & Staples Retailing 0.7%
CVS Pass-Through Trust, 6.94%, 01/10/30	2,025,821	2,413,427
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	500,000	502,439

		2,915,866

Food Products 2.9%
ConAgra Foods, Inc., 4.95%, 08/15/20	750,000	815,389
HJ Heinz Co., 2.80%, 07/02/20 (b)	3,000,000	3,012,534
JM Smucker Co. (The), 3.50%, 03/15/25 (b)	2,500,000	2,463,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Kraft Foods Group, Inc., 5.38%, 02/10/20	$1,000,000	$1,118,960
Kraft Heinz Foods Co., 3.95%, 07/15/25 (b)	1,000,000	1,013,535
Post Holdings, Inc., 6.75%, 12/01/21 (b)	200,000	201,500
Tyson Foods, Inc., 2.65%, 08/15/19	850,000	856,775
3.95%, 08/15/24	2,500,000	2,526,513

		12,008,896

Gas Utilities 2.4%
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	793,402
3.38%, 02/01/23	1,300,000	1,167,491
4.95%, 12/15/24	250,000	242,635
Energy Transfer Equity LP, 5.50%, 06/01/27	2,500,000	2,450,000
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,000,000	968,294
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	2,000,000	2,092,234
3.95%, 09/01/22	1,000,000	963,593
Kinder Morgan, Inc., 5.05%, 02/15/46	700,000	594,390
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	533,897

		9,805,936

Health Care Providers & Services 0.4%
Express Scripts Holding Co., 4.75%, 11/15/21	500,000	538,119
Medtronic, Inc., 3.50%, 03/15/25 (b)	1,000,000	998,153

		1,536,272

Industrial Conglomerates 1.4%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,214,474
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22 (b)	3,500,000	3,475,696
3.25%, 05/27/25 (b)	1,000,000	985,625

		5,675,795

Information Technology Services 0.0%†
Audatex North America, Inc., 6.00%, 06/15/21 (b)	200,000	204,250

Insurance 3.8%
Aflac, Inc., 2.40%, 03/16/20	2,000,000	2,018,586
Five Corners Funding Trust, 4.42%, 11/15/23 (b)	4,250,000	4,428,283
Liberty Mutual Group, Inc., 4.95%, 05/01/22 (b)	850,000	925,657
Metropolitan Life Global Funding I, 2.00%, 04/14/20 (b)	3,500,000	3,467,625
Oil Insurance Ltd., 3.26%, 08/31/15 (b)(d)	1,000,000	860,000
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24 (b)	3,700,000	3,768,676

		15,468,827

Media 2.4%
CBS Corp., 3.50%, 01/15/25	500,000	479,370
CCO Safari II LLC, 4.91%, 07/23/25 (b)	2,500,000	2,505,535
Comcast Corp., 3.38%, 08/15/25	3,000,000	2,990,865
Time Warner, Inc., 3.55%, 06/01/24	1,000,000	973,594
3.60%, 07/15/25	3,000,000	2,900,286

		9,849,650

Metals & Mining 0.8%
Anglo American Capital PLC, 9.38%, 04/08/19 (b)	550,000	652,122
Barrick Gold Corp., 6.95%, 04/01/19	750,000	847,177
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	250,000	228,125
Freeport-McMoRan, Inc., 3.55%, 03/01/22	750,000	629,063
4.55%, 11/14/24	1,000,000	845,000

		3,201,487

Multiline Retail 0.2%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	924,207

Multi-Utilities & Unregulated Power 0.0%†
Calpine Corp., 7.88%, 01/15/23 (b)	175,000	187,797

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	918,131
Atwood Oceanics, Inc., 6.50%, 02/01/20	200,000	187,250
Baytex Energy Corp., 5.13%, 06/01/21 (b)	200,000	178,000
BP Capital Markets PLC, 2.24%, 05/10/19	750,000	756,470
3.51%, 03/17/25	2,500,000	2,473,465
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25 (b)	1,750,000	1,802,829
Marathon Oil Corp., 3.85%, 06/01/25	3,000,000	2,910,612
Murphy Oil Corp., 3.70%, 12/01/22	1,000,000	892,921
Petrobras International Finance Co., 3.88%, 01/27/16	1,000,000	1,001,380
Petroleos Mexicanos, 5.63%, 01/23/46 (b)	500,000	471,150
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,120,442
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,030,634
Shell International Finance BV, 4.38%, 05/11/45	2,000,000	1,997,696
Transocean, Inc., 6.87%, 12/15/21	1,425,000	1,205,906
WPX Energy, Inc., 6.00%, 01/15/22	200,000	187,000

		17,133,886

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals 1.6%
AbbVie, Inc., 2.50%, 05/14/20	$1,000,000	$993,857
2.90%, 11/06/22	1,000,000	970,233
3.60%, 05/14/25	1,000,000	985,159
Actavis Funding SCS, 3.85%, 06/15/24	500,000	490,016
3.80%, 03/15/25	2,500,000	2,437,162
Hospira, Inc., 6.05%, 03/30/17	500,000	536,822

		6,413,249

Real Estate Investment Trusts (REITs) 3.1%
AvalonBay Communities, Inc., 3.45%, 06/01/25	1,000,000	993,962
Corrections Corp. of America, 4.13%, 04/01/20	200,000	200,500
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,064,341
3.63%, 01/15/23	1,000,000	994,927
Liberty Property LP, 3.38%, 06/15/23	1,000,000	974,757
3.75%, 04/01/25	2,000,000	1,953,394
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 04/28/21 (b)	5,000,000	4,846,365
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19 (b)	1,500,000	1,500,303

		12,528,549

Road & Rail 0.8%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	1,000,000	963,298
4.90%, 04/01/44	250,000	263,417
4.15%, 04/01/45	1,000,000	941,481
Kansas City Southern Railway Co. (The), 4.95%, 08/15/45	1,000,000	1,013,134

		3,181,330

Semiconductors & Semiconductor Equipment 0.2%
Intel Corp., 3.70%, 07/29/25	1,000,000	1,009,466

Software 0.7%
Oracle Corp., 2.95%, 05/15/25	3,000,000	2,890,149

Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	996,050

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co., 6.88%, 05/01/22	200,000	215,750

Tobacco 0.7%
Altria Group, Inc., 4.00%, 01/31/24	750,000	772,345
Reynolds American, Inc., 4.45%, 06/12/25	2,000,000	2,054,044

		2,826,389

Wireless Telecommunication Services 0.1%
Sprint Communications, Inc., 7.00%, 03/01/20 (b)	200,000	213,000
T-Mobile USA, Inc., 6.25%, 04/01/21	200,000	209,500

		422,500

Total Corporate Bonds (cost $189,326,689)		187,812,625

Municipal Bonds 0.6%

	Principal Amount	Market Value
California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	599,610
State of California, GO, 5.70%, 11/01/21	750,000	884,790

		1,484,400

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	600,000	785,442

Total Municipal Bonds (cost $2,152,776)		2,269,842

U.S. Government Mortgage Backed Agencies 1.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	219,214	231,096
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,529,452	1,593,027
Pool# 386905 5.00%, 04/01/19	796,931	875,654
Pool# AS4479 3.50%, 02/01/45	3,642,465	3,783,571

Total U.S. Government Mortgage Backed Agencies (cost $6,345,439)		6,483,348

U.S. Treasury Notes 39.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19 (e)	2,000,000	2,386,748
U.S. Treasury Notes 0.88%, 04/30/17	1,000,000	1,004,531
0.63%, 05/31/17	49,000,000	48,980,841
1.38%, 07/31/18	3,000,000	3,032,814
1.38%, 02/29/20	38,100,000	37,954,153
1.38%, 03/31/20	57,500,000	57,203,530
2.13%, 06/30/21	250,000	254,766
1.75%, 04/30/22	10,200,000	10,094,012

Total U.S. Treasury Notes (cost $160,829,931)		160,911,395

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Yankee Dollars 0.7%

	Principal Amount	Market Value
Chemicals 0.7%
Agrium, Inc. 3.50%, 06/01/23	$750,000	$740,700
3.38%, 03/15/25	750,000	715,570
5.25%, 01/15/45	1,250,000	1,279,519

		2,735,789

Total Yankee Dollars (cost $2,821,632)		2,735,789

Total Investments (cost $405,816,281) (f) — 99.3%		404,429,024
Other assets in excess of liabilities — 0.7%		3,051,547

NET ASSETS — 100.0%		$407,480,571

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $67,924,010 which represents 16.67% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2015.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	At July 31, 2015, the tax basis cost of the Fund’s investments was $405,981,270, tax unrealized appreciation and depreciation were $2,679,614 and $(4,231,860), respectively.
†	Amount rounds to less than 0.1%.

ACB	Agricultural Credit Bank
AG	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.3%

	Shares	Market Value
Biotechnology 7.2%
Alexion Pharmaceuticals, Inc. *	2,000	$394,880
Alkermes PLC *	3,000	210,060
Alnylam Pharmaceuticals, Inc. *	1,000	127,430
Amgen, Inc.	4,000	706,360
Biogen, Inc. *	1,700	541,926
BioMarin Pharmaceutical, Inc. *	1,500	219,405
Celgene Corp. *	4,800	630,000
Celldex Therapeutics, Inc. *	7,000	164,850
Cidara Therapeutics, Inc. *	11,500	160,770
Enanta Pharmaceuticals, Inc. *	8,500	430,525
EPIRUS Biopharmaceuticals, Inc. *	35,000	227,150
Esperion Therapeutics, Inc. *	3,000	186,000
Gilead Sciences, Inc.	6,000	707,160
Incyte Corp. *	2,000	208,560
Loxo Oncology, Inc. *	10,000	202,500
Medivation, Inc. *	1,000	105,330
Momenta Pharmaceuticals, Inc. *	9,500	206,530
Radius Health, Inc. *	2,500	195,800
Raptor Pharmaceutical Corp. *	10,000	142,400
Regeneron Pharmaceuticals, Inc. *	1,000	553,660
Sage Therapeutics, Inc. *	3,200	218,752
Seattle Genetics, Inc. *	5,000	239,350
Tenax Therapeutics, Inc. *	25,000	92,750
Vertex Pharmaceuticals, Inc. *	3,500	472,500
Xencor, Inc. *	11,500	257,485
Zafgen, Inc. *	3,000	113,910

		7,716,043

Communications Equipment 9.5%
Brocade Communications Systems, Inc.	91,490	938,688
Cisco Systems, Inc.	117,170	3,329,971
F5 Networks, Inc. *	16,345	2,192,518
Palo Alto Networks, Inc. *	5,170	960,741
QUALCOMM, Inc.	44,255	2,849,580

		10,271,498

Electronic Equipment, Instruments & Components 4.7%
Amphenol Corp., Class A	24,000	1,353,840
Flextronics International Ltd. *	100,280	1,104,083
Rogers Corp. *	12,900	722,013
Sanmina Corp. *	19,545	431,358
TE Connectivity Ltd.	22,905	1,395,372

		5,006,666

Health Care Equipment & Supplies 0.2%
Spectranetics Corp. (The) *	11,500	196,650

Information Technology Services 16.8%
Accenture PLC, Class A	19,300	1,990,023
Alliance Data Systems Corp. *	3,910	1,075,406
Amdocs Ltd.	31,200	1,829,880
Automatic Data Processing, Inc.	13,600	1,084,872
Cognizant Technology Solutions Corp., Class A *	39,915	2,518,637
Computer Sciences Corp.	23,140	1,514,050
Euronet Worldwide, Inc. *	31,000	2,123,500
Fidelity National Information Services, Inc.	14,900	974,907
Fiserv, Inc. *	15,600	1,355,016
Leidos Holdings, Inc.	10,300	420,240
MasterCard, Inc., Class A	5,400	525,960
Paychex, Inc.	29,600	1,373,440
PayPal Holdings, Inc. *	19,085	738,590
Visa, Inc., Class A	7,680	578,611

		18,103,132

Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	1,835	983,835
Priceline Group, Inc. (The) *	885	1,100,560

		2,084,395

Internet Software & Services 15.6%
Akamai Technologies, Inc. *	15,160	1,162,924
eBay, Inc. *	19,085	536,670
Facebook, Inc., Class A *	42,765	4,020,338
Google, Inc., Class A *	5,950	3,912,125
Google, Inc., Class C *	5,966	3,732,389
IAC/InterActiveCorp.	12,700	981,202
LogMeIn, Inc. *	15,530	1,142,697
VeriSign, Inc. *	18,500	1,312,390

		16,800,735

Life Sciences Tools & Services 0.2%
Illumina, Inc. *	1,000	219,300

Pharmaceuticals 0.8%
BioDelivery Sciences International, Inc. *	16,300	132,845
Endocyte, Inc. *	31,000	159,960
Medicines Co. (The) *	8,000	251,120
Mylan NV *	4,500	251,955
Ocular Therapeutix, Inc. *	4,700	108,523

		904,403

Semiconductors & Semiconductor Equipment 13.5%
Broadcom Corp., Class A	21,965	1,111,649
Integrated Device Technology, Inc. *	44,000	840,840
Intel Corp.	28,490	824,785
KLA-Tencor Corp.	11,890	630,764
Lam Research Corp.	23,390	1,797,989
Linear Technology Corp.	28,360	1,162,760
Micron Technology, Inc. *	50,420	933,274
NVIDIA Corp.	60,100	1,198,995
NXP Semiconductors NV *	28,740	2,787,493
Skyworks Solutions, Inc.	5,180	495,571
Synaptics, Inc. *	10,205	810,073
Texas Instruments, Inc.	18,700	934,626
Xilinx, Inc.	22,880	955,240

		14,484,059

Software 17.5%
Activision Blizzard, Inc.	78,805	2,032,381
Adobe Systems, Inc. *	7,500	614,925
Aspen Technology, Inc. *	30,495	1,353,368
Autodesk, Inc. *	4,900	247,842
Electronic Arts, Inc. *	11,400	815,670
Intuit, Inc.	14,695	1,554,290
Manhattan Associates, Inc. *	26,800	1,737,176
Microsoft Corp.	82,000	3,829,400
Oracle Corp.	61,695	2,464,098
PTC, Inc. *	24,680	897,118
salesforce.com, Inc. *	4,835	354,406
Splunk, Inc. *	7,065	494,126
Symantec Corp.	62,105	1,412,268
Verint Systems, Inc. *	6,800	395,896
VMware, Inc., Class A *	6,600	588,258

		18,791,222

Technology Hardware, Storage & Peripherals 11.4%
Apple, Inc.	59,395	7,204,613
EMC Corp.	12,500	336,125
Hewlett-Packard Co.	69,910	2,133,653
Seagate Technology PLC	22,200	1,123,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	16,995	$1,462,590

		12,260,301

Total Investments (cost $57,452,849) (a) — 99.3%		106,838,404
Other assets in excess of liabilities — 0.7%		766,313

NET ASSETS — 100.0%		$107,604,717

*	Denotes a non-income producing security.
(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $57,511,223, tax unrealized appreciation and depreciation were $50,232,822 and $(905,641), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 96.5%

	Shares	Market Value
ARGENTINA 0.8%
Banks 0.6%
Grupo Financiero Galicia SA, ADR (a)	87,318	$1,640,705

Internet Software & Services 0.2%
MercadoLibre, Inc.	6,000	784,140

		2,424,845

BELGIUM 3.7%
Banks 0.7%
KBC Groep NV	30,000	2,091,910

Beverages 0.7%
Anheuser-Busch InBev NV	20,000	2,389,634

Chemicals 0.3%
Solvay SA	8,000	1,070,258

Diversified Telecommunication Services 0.4%
Proximus	30,000	1,130,887

Food & Staples Retailing 1.0%
Delhaize Group	35,000	3,168,898

Insurance 0.6%
Ageas	50,000	2,058,644

		11,910,231

DENMARK 4.7%
Banks 0.9%
Danske Bank A/S	60,000	1,875,870
Sydbank A/S	25,000	946,404

		2,822,274

Electrical Equipment 0.9%
Vestas Wind Systems A/S	50,000	2,731,381

Health Care Equipment & Supplies 0.6%
Coloplast A/S, Class B	25,000	1,803,926

Pharmaceuticals 1.8%
Novo Nordisk A/S, Class B	100,000	5,901,648

Textiles, Apparel & Luxury Goods 0.5%
Pandora A/S	15,000	1,689,057

		14,948,286

EGYPT 0.6%
Banks 0.5%
Commercial International Bank Egypt SAE, GDR REG	223,254	1,496,876

Wireless Telecommunication Services 0.1%
Global Telecom Holding SAE, GDR *	278,497	459,520

		1,956,396

FINLAND 3.5%
Diversified Telecommunication Services 0.6%
Elisa OYJ	60,000	2,021,000

Food & Staples Retailing 0.4%
Kesko OYJ, Class B	30,000	1,167,704

Insurance 0.5%
Sampo OYJ, Class A	35,000	1,731,824

Machinery 0.2%
Konecranes OYJ	25,000	773,944

Oil, Gas & Consumable Fuels 0.4%
Neste OYJ	45,000	1,253,752

Paper & Forest Products 1.4%
Stora Enso OYJ, Class R	200,000	1,883,029
UPM-Kymmene OYJ	130,000	2,401,328

		4,284,357

		11,232,581

FRANCE 6.3%
Aerospace & Defense 1.1%
Safran SA	30,000	2,271,321
Thales SA	20,000	1,351,552

		3,622,873

Auto Components 0.6%
Valeo SA	15,000	1,999,154

Automobiles 0.8%
Peugeot SA *	120,000	2,400,448

Banks 0.6%
Credit Agricole SA	120,000	1,888,154

Information Technology Services 0.7%
Cap Gemini SA	25,000	2,388,284

Insurance 1.1%
AXA SA	100,000	2,633,523
SCOR SE	25,000	958,011

		3,591,534

Multi-Utilities 0.7%
Veolia Environnement SA	100,000	2,233,608

Pharmaceuticals 0.7%
Sanofi	20,000	2,155,821

		20,279,876

GERMANY 4.8%
Air Freight & Logistics 0.9%
Deutsche Post AG REG	90,000	2,720,276

Automobiles 0.6%
Daimler AG REG	20,000	1,789,117

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	60,000	1,084,946

Food & Staples Retailing 0.3%
METRO AG	30,000	944,489

Insurance 1.0%
Allianz SE REG	8,000	1,310,500
Hannover Rueck SE	20,000	2,123,314

		3,433,814

Media 0.3%
ProSiebenSat.1 Media SE	20,000	1,022,465

Pharmaceuticals 0.5%
Bayer AG REG	10,000	1,476,765

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	80,000	897,378

Wireless Telecommunication Services 0.6%
Freenet AG	60,000	2,059,090

		15,428,340

HONG KONG 0.9%
Airlines 0.3%
Cathay Pacific Airways Ltd.	350,000	827,255

Capital Markets 0.2%
Value Partners Group Ltd.	500,000	582,070

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Real Estate Management & Development 0.4%
New World Development Co., Ltd.	1,200,000	$1,449,050

		2,858,375

HUNGARY 1.6%
Banks 1.0%
OTP Bank PLC	150,000	3,074,014

Oil, Gas & Consumable Fuels 0.3%
MOL Hungarian Oil & Gas PLC	20,000	1,053,552

Pharmaceuticals 0.3%
Richter Gedeon Nyrt	60,000	963,983

		5,091,549

IRELAND 4.0%
Airlines 0.9%
Ryanair Holdings PLC, ADR	40,000	2,964,400

Banks 0.5%
Bank of Ireland *	4,000,000	1,679,936

Construction Materials 0.9%
CRH PLC	100,000	2,957,676

Containers & Packaging 1.2%
Smurfit Kappa Group PLC	120,000	3,608,731

Insurance 0.5%
XL Group PLC	10,400	395,408
XL Group PLC	29,600	1,125,392

		1,520,800

		12,731,543

ISRAEL 3.5%
Banks 0.3%
Bank Hapoalim BM	150,000	834,009

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	829,909

Pharmaceuticals 2.7%
Teva Pharmaceutical Industries Ltd., ADR	125,000	8,627,500

Software 0.2%
NICE-Systems Ltd., ADR	12,000	774,720

		11,066,138

JAPAN 25.6%
Airlines 0.8%
Japan Airlines Co., Ltd.	70,000	2,641,034

Auto Components 1.4%
Bridgestone Corp.	100,000	3,769,495
NHK Spring Co., Ltd.	75,000	794,401

		4,563,896

Automobiles 1.4%
Fuji Heavy Industries Ltd.	125,000	4,618,440

Banks 4.3%
Aozora Bank Ltd.	300,000	1,151,152
Mitsubishi UFJ Financial Group, Inc.	600,000	4,366,254
Mizuho Financial Group, Inc.	1,500,000	3,270,767
Resona Holdings, Inc.	360,000	1,979,182
Sumitomo Mitsui Financial Group, Inc.	60,000	2,705,641

		13,472,996

Capital Markets 0.7%
Daiwa Securities Group, Inc.	150,000	1,165,565
SBI Holdings, Inc.	75,000	1,041,501

		2,207,066

Chemicals 1.4%
DIC Corp.	300,000	705,961
Sumitomo Chemical Co., Ltd.	300,000	1,711,369
Tosoh Corp.	400,000	2,085,243

		4,502,573

Diversified Financial Services 0.4%
ORIX Corp.	80,000	1,194,850

Electric Utilities 0.4%
Tohoku Electric Power Co., Inc.	90,000	1,319,675

Electrical Equipment 0.3%
Mitsubishi Electric Corp.	100,000	1,074,024

Electronic Equipment, Instruments & Components 1.0%
Alps Electric Co., Ltd.	60,000	1,891,142
TDK Corp.	20,000	1,398,490

		3,289,632

Food & Staples Retailing 0.3%
UNY Group Holdings Co., Ltd.	150,000	1,036,574

Food Products 0.3%
Nippon Suisan Kaisha Ltd.	300,000	945,100

Health Care Equipment & Supplies 0.8%
HOYA Corp.	60,000	2,537,298

Health Care Providers & Services 0.7%
Medipal Holdings Corp.	120,000	2,136,595

Household Durables 1.8%
Iida Group Holdings Co., Ltd.	50,000	877,625
Panasonic Corp.	325,000	3,797,415
Sony Corp. *	40,000	1,133,857

		5,808,897

Insurance 0.4%
T&D Holdings, Inc.	80,000	1,218,220

Leisure Products 0.7%
Bandai Namco Holdings, Inc.	60,000	1,329,977
Heiwa Corp.	40,000	878,403

		2,208,380

Machinery 1.3%
Kawasaki Heavy Industries Ltd.	300,000	1,314,886
Mitsubishi Heavy Industries Ltd.	300,000	1,586,149
Sumitomo Heavy Industries Ltd.	250,000	1,261,764

		4,162,799

Marine 0.3%
Nippon Yusen KK	400,000	1,093,435

Metals & Mining 0.5%
JFE Holdings, Inc.	40,000	749,035
Kobe Steel Ltd.	600,000	928,079

		1,677,114

Personal Products 1.0%
Kao Corp.	60,000	3,041,794

Real Estate Management & Development 0.5%
Nomura Real Estate Holdings, Inc.	75,000	1,495,641

Road & Rail 0.4%
Sankyu, Inc.	240,000	1,362,100

Technology Hardware, Storage & Peripherals 1.7%
FUJIFILM Holdings Corp.	30,000	1,189,762
Konica Minolta, Inc.	170,000	2,118,729
Seiko Epson Corp.	120,000	2,120,161

		5,428,652

Trading Companies & Distributors 1.3%
ITOCHU Corp.	350,000	4,284,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Wireless Telecommunication Services 1.5%
KDDI Corp.	135,000	$3,427,119
NTT DOCOMO, Inc.	60,000	1,266,920

		4,694,039

		82,015,469

JORDAN 0.7%
Pharmaceuticals 0.7%
Hikma Pharmaceuticals PLC	60,000	2,241,408

NETHERLANDS 5.2%
Banks 1.6%
ING Groep NV, CVA	300,000	5,102,144

Beverages 0.3%
Heineken NV	12,000	943,675

Construction & Engineering 0.3%
Koninklijke BAM Groep NV *	200,000	926,518

Food & Staples Retailing 0.7%
Koninklijke Ahold NV	120,000	2,388,212

Insurance 0.7%
Aegon NV	300,000	2,307,521

Media 0.3%
Wolters Kluwer NV	30,000	992,959

Professional Services 1.0%
Randstad Holding NV	45,000	3,073,144

Semiconductors & Semiconductor Equipment 0.3%
BE Semiconductor Industries NV	35,000	832,340

		16,566,513

PAKISTAN 1.2%
Banks 0.5%
United Bank Ltd.	800,000	1,439,332

Chemicals 0.5%
Engro Corp., Ltd.	500,000	1,588,651

Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	683,169

		3,711,152

PHILIPPINES 0.9%
Banks 0.2%
BDO Unibank, Inc.	300,000	658,971

Food Products 0.2%
Universal Robina Corp.	150,000	627,726

Real Estate Management & Development 0.2%
Ayala Land, Inc.	900,000	735,431

Wireless Telecommunication Services 0.3%
Philippine Long Distance Telephone Co.	12,000	760,433

		2,782,561

RUSSIA 2.5%
Banks 0.5%
Sberbank of Russia, ADR	300,000	1,475,978

Metals & Mining 0.4%
MMC Norilsk Nickel PJSC, ADR	75,000	1,157,071

Oil, Gas & Consumable Fuels 1.6%
Gazprom PAO, ADR	600,000	2,758,339
Lukoil PJSC, ADR	60,000	2,470,715

		5,229,054

		7,862,103

SOUTH AFRICA 1.3%
Paper & Forest Products 1.3%
Mondi PLC	175,000	4,200,910

SWEDEN 4.1%
Banks 2.0%
Nordea Bank AB	200,000	2,490,166
Skandinaviska Enskilda Banken AB, Class A	320,000	3,852,311

		6,342,477

Commercial Services & Supplies 0.5%
Securitas AB, Class B	120,000	1,722,582

Construction & Engineering 0.6%
NCC AB, Class B	25,000	747,232
Skanska AB, Class B	50,000	1,052,960

		1,800,192

Diversified Telecommunication Services 0.4%
TeliaSonera AB	200,000	1,215,445

Household Products 0.3%
Svenska Cellulosa AB SCA, Class B	30,000	853,634

Metals & Mining 0.3%
Boliden AB	60,000	1,108,004

		13,042,334

SWITZERLAND 2.9%
Insurance 1.3%
Swiss Life Holding AG REG *	8,000	1,887,581
Swiss Re AG	25,000	2,248,926

		4,136,507

Life Sciences Tools & Services 0.7%
Lonza Group AG REG *	15,000	2,174,319

Machinery 0.4%
Georg Fischer AG REG	2,000	1,333,701

Professional Services 0.5%
Adecco SA REG *	20,000	1,669,250

		9,313,777

TAIWAN 2.0%
Auto Components 0.3%
Hota Industrial Manufacturing Co., Ltd.	300,000	888,707

Banks 0.3%
CTBC Financial Holding Co., Ltd. *	1,200,000	870,287

Diversified Financial Services 0.4%
Fubon Financial Holding Co., Ltd.	700,000	1,277,094

Electronic Equipment, Instruments & Components 0.2%
Innolux Corp.	2,000,000	695,313

Machinery 0.2%
Shin Zu Shing Co., Ltd.	220,000	574,961

Semiconductors & Semiconductor Equipment 0.2%
Advanced Semiconductor Engineering, Inc.	600,000	696,556

Technology Hardware, Storage & Peripherals 0.4%
Pegatron Corp.	500,000	1,405,359

		6,408,277

THAILAND 2.1%
Banks 0.5%
Kasikornbank PCL, NVDR	150,000	756,518
Krung Thai Bank PCL	1,500,000	744,930

		1,501,448

Chemicals 0.3%
PTT Global Chemical PCL, NVDR	500,000	875,817

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)
Diversified Telecommunication Services 0.2%
True Corp. PCL, NVDR *	2,500,000	$765,997

Food & Staples Retailing 0.3%
CP ALL PCL, NVDR	750,000	1,021,012

Oil, Gas & Consumable Fuels 0.5%
PTT PCL, NVDR	100,000	924,220
PTT PCL	80,000	739,376

		1,663,596

Transportation Infrastructure 0.3%
Airports of Thailand PCL, NVDR	100,000	833,140

		6,661,010

UNITED KINGDOM 13.6%
Aerospace & Defense 0.6%
BAE Systems PLC	250,000	1,871,794

Capital Markets 1.2%
3i Group PLC	150,000	1,293,919
Man Group PLC	550,000	1,394,640
Schroders PLC	20,000	985,409

		3,673,968

Diversified Telecommunication Services 1.4%
BT Group PLC	600,000	4,342,201

Electric Utilities 0.6%
SSE PLC	80,000	1,892,720

Insurance 0.9%
Direct Line Insurance Group PLC	275,000	1,569,387
Legal & General Group PLC	300,000	1,220,167

		2,789,554

Media 1.7%
ITV PLC	400,000	1,750,310
RELX NV	120,000	1,997,166
RELX PLC	120,000	2,092,673

		5,840,149

Multiline Retail 0.8%
Next PLC	20,000	2,494,993

Personal Products 2.2%
Unilever NV, CVA	75,000	3,359,870
Unilever PLC	85,000	3,855,599

		7,215,469

Pharmaceuticals 1.1%
AstraZeneca PLC	50,000	3,375,428

Road & Rail 0.2%
Stagecoach Group PLC	100,000	610,605

Software 0.4%
Micro Focus International PLC	62,332	1,360,824

Specialty Retail 0.9%
WH Smith PLC	120,000	2,959,117

Tobacco 1.6%
British American Tobacco PLC	30,000	1,781,281
Imperial Tobacco Group PLC	65,000	3,410,975

		5,192,256

		43,619,078

Total Common Stocks (cost $267,230,488)		308,352,752

Warrant 0.0% †

	Number of Warrants	Market Value
THAILAND 0.0% †
Electronic Equipment, Instruments & Components 0.0% †
Samart Corp. PCL, expiring at an exercise price of $45.00 on 02/19/18 *	200,000	11,179

Total Warrant (cost $—)		11,179

Exchange Traded Funds 0.8%

	Shares	Market Value
UNITED STATES 0.8%
iShares MSCI Philippines ETF	30,000	1,164,000
Market Vectors Russia ETF	75,000	1,272,750

Total Exchange Traded Funds (cost $2,496,765)		2,436,750

Mutual Fund 0.0% †

	Shares	Market Value
Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	53,739	53,739

Total Mutual Fund (cost $53,739)		53,739

Repurchase Agreement 0.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $1,002,376, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,022,413. (c)	$1,002,366	1,002,366

Total Repurchase Agreement (cost $1,002,366)		1,002,366

Total Investments (cost $270,783,358) (d) — 97.6%		311,856,786
Other assets in excess of liabilities — 2.4%		7,586,094

NET ASSETS — 100.0%		$319,442,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,033,188.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $1,056,105.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $270,901,094, tax unrealized appreciation and depreciation were $49,416,842 and $(8,461,150), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BAM	Build America Mutual
BM	Limited Liability
CVA	Dutch Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

At July 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Brown Brothers Harriman & Co.	09/21/15	(16,500,000)	$(18,604,740)	$(18,133,004)	$471,736
Japanese Yen	Brown Brothers Harriman & Co.	09/24/15	(1,500,000,000)	(12,092,873)	(12,111,651)	(18,778)

Total Short Contracts				$(30,697,613)	$(30,244,655)	$452,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,494,667	$—	$5,494,667
Air Freight & Logistics	—	2,720,276	—	2,720,276
Airlines	2,964,400	3,468,289	—	6,432,689
Auto Components	—	7,451,757	—	7,451,757
Automobiles	—	8,808,005	—	8,808,005
Banks	3,824,967	42,566,544	—	46,391,511
Beverages	—	3,333,309	—	3,333,309
Capital Markets	—	6,463,104	—	6,463,104
Chemicals	1,588,651	6,448,648	—	8,037,299
Commercial Services & Supplies	—	1,722,582	—	1,722,582
Construction & Engineering	—	2,726,710	—	2,726,710
Construction Materials	—	2,957,676	—	2,957,676
Containers & Packaging	—	3,608,731	—	3,608,731
Diversified Financial Services	—	2,471,944	—	2,471,944
Diversified Telecommunication Services	2,021,000	9,369,385	—	11,390,385
Electric Utilities	1,892,720	1,319,675	—	3,212,395
Electrical Equipment	—	3,805,405	—	3,805,405
Electronic Equipment, Instruments & Components	—	3,984,945	—	3,984,945
Food & Staples Retailing	—	9,726,889	—	9,726,889
Food Products	—	1,572,826	—	1,572,826
Health Care Equipment & Supplies	—	4,341,224	—	4,341,224
Health Care Providers & Services	—	2,136,595	—	2,136,595
Household Durables	—	5,808,897	—	5,808,897
Household Products	—	853,634	—	853,634
Information Technology Services	—	2,388,284	—	2,388,284
Insurance	1,520,800	21,267,618	—	22,788,418
Internet Software & Services	784,140	—	—	784,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Leisure Products	$—	$2,208,380	$—	$2,208,380
Life Sciences Tools & Services	—	2,174,319	—	2,174,319
Machinery	—	6,845,405	—	6,845,405
Marine	—	1,093,435	—	1,093,435
Media	—	7,855,573	—	7,855,573
Metals & Mining	—	3,942,189	—	3,942,189
Multiline Retail	—	2,494,993	—	2,494,993
Multi-Utilities	—	2,233,608	—	2,233,608
Oil, Gas & Consumable Fuels	1,422,545	8,460,578	—	9,883,123
Paper & Forest Products	—	8,485,267	—	8,485,267
Personal Products	—	10,257,263	—	10,257,263
Pharmaceuticals	8,627,500	16,115,053	—	24,742,553
Professional Services	—	4,742,394	—	4,742,394
Real Estate Management & Development	—	3,680,122	—	3,680,122
Road & Rail	610,605	1,362,100	—	1,972,705
Semiconductors & Semiconductor Equipment	—	2,426,274	—	2,426,274
Software	2,135,544	—	—	2,135,544
Specialty Retail	—	2,959,117	—	2,959,117
Technology Hardware, Storage & Peripherals	—	6,834,011	—	6,834,011
Textiles, Apparel & Luxury Goods	—	1,689,057	—	1,689,057
Tobacco	—	5,192,256	—	5,192,256
Trading Companies & Distributors	—	4,284,645	—	4,284,645
Transportation Infrastructure	—	833,140	—	833,140
Wireless Telecommunication Services	459,520	7,513,562	—	7,973,082

Total Common Stocks	$27,852,392	$280,500,360	$—	$308,352,752

Exchange Traded Funds	2,436,750	—	—	2,436,750
Forward Foreign Currency Contracts	—	471,736	—	471,736
Mutual Fund	53,739	—	—	53,739
Repurchase Agreement	—	1,002,366	—	1,002,366
Warrant	11,179	—	—	11,179

Total Assets	$30,354,060	$281,974,462	$—	$312,328,522

Liabilities:
Forward Foreign Currency Contracts	—	(18,778)	—	(18,778)

Total Liabilities	$—	$(18,778)	$—	$(18,778)

Total	$30,354,060	$281,955,684	$—	$312,309,744

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$471,736

Total		$471,736

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(18,778)

Total		$(18,778)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 92.6%

	Shares	Market Value
ARGENTINA 1.9%
Banks 1.4%
Banco Macro SA, ADR *	30,000	$1,281,300
Grupo Financiero Galicia SA, ADR	20,000	375,800

		1,657,100

Diversified Telecommunication Services 0.5%
Telecom Argentina SA, ADR	35,000	560,350

		2,217,450

BRAZIL 0.6%
Food Products 0.6%
JBS SA	160,000	720,104

CHINA 16.7%
Airlines 0.8%
China Southern Airlines Co., Ltd., H Shares	1,000,000	988,298

Banks 4.3%
China Construction Bank Corp., H Shares	3,000,000	2,447,301
China Merchants Bank Co., Ltd., H Shares	250,000	645,795
Industrial & Commercial Bank of China Ltd., H Shares	3,000,000	2,060,964

		5,154,060

Food Products 0.6%
China Mengniu Dairy Co., Ltd.	150,000	678,186

Independent Power and Renewable Electricity Producers 1.1%
Huaneng Power International, Inc., H Shares	1,100,000	1,332,982

Insurance 2.1%
PICC Property & Casualty Co., Ltd., H Shares	1,200,000	2,496,840

Internet Software & Services 2.7%
NetEase, Inc., ADR	10,000	1,386,300
Tencent Holdings Ltd.	100,000	1,863,064

		3,249,364

Metals & Mining 0.8%
Fosun International Ltd.	450,000	946,856

Oil, Gas & Consumable Fuels 0.6%
China Petroleum & Chemical Corp., H Shares	1,000,000	753,699

Personal Products 1.2%
Hengan International Group Co., Ltd.	125,000	1,397,166

Textiles, Apparel & Luxury Goods 1.1%
Anta Sports Products Ltd.	500,000	1,281,653

Transportation Infrastructure 1.4%
Zhejiang Expressway Co., Ltd., H Shares	1,500,000	1,726,265

		20,005,369

EGYPT 3.8%
Banks 3.2%
Commercial International Bank Egypt SAE, GDR REG	564,302	3,783,539

Wireless Telecommunication Services 0.6%
Global Telecom Holding SAE, GDR *	450,000	742,500

		4,526,039

HONG KONG 5.3%
Household Durables 0.6%
Skyworth Digital Holdings Ltd.	900,000	687,382

Paper & Forest Products 0.6%
Lee & Man Paper Manufacturing Ltd.	1,250,000	769,949

Real Estate Management & Development 1.6%
China Overseas Land & Investment Ltd.	600,000	1,889,494

Wireless Telecommunication Services 2.5%
China Mobile Ltd.	225,000	2,945,431

		6,292,256

HUNGARY 5.7%
Banks 2.9%
OTP Bank PLC	165,000	3,381,416

Oil, Gas & Consumable Fuels 1.3%
MOL Hungarian Oil & Gas PLC	30,000	1,580,328

Pharmaceuticals 1.5%
Richter Gedeon Nyrt	115,000	1,847,633

		6,809,377

INDIA 10.9%
Automobiles 2.0%
Tata Motors Ltd., ADR	80,000	2,372,800

Banks 3.0%
ICICI Bank Ltd., ADR	350,000	3,524,500

Chemicals 0.5%
UPL Ltd.	75,000	625,986

Information Technology Services 3.5%
Infosys Ltd., ADR	250,000	4,227,501

Oil, Gas & Consumable Fuels 0.6%
Coal India Ltd.	100,000	683,956

Pharmaceuticals 1.3%
Dr. Reddy’s Laboratories Ltd., ADR	25,000	1,608,750

		13,043,493

PAKISTAN 3.7%
Banks 1.2%
Habib Bank Ltd.	198,700	455,541
United Bank Ltd.	550,000	989,541

		1,445,082

Chemicals 1.3%
Engro Corp., Ltd.	500,000	1,588,651

Construction Materials 0.7%
Lucky Cement Ltd.	150,000	818,924

Oil, Gas & Consumable Fuels 0.5%
Pakistan Oilfields Ltd.	150,000	544,671

		4,397,328

PHILIPPINES 6.7%
Banks 1.1%
BDO Unibank, Inc.	600,000	1,317,942

Diversified Financial Services 1.0%
GT Capital Holdings, Inc.	37,500	1,148,387

Food Products 1.1%
Universal Robina Corp.	300,000	1,255,452

Industrial Conglomerates 1.1%
SM Investments Corp.	65,000	1,269,440

Real Estate Management & Development 0.3%
Ayala Land, Inc.	463,554	378,791

Wireless Telecommunication Services 2.1%
Globe Telecom, Inc.	17,500	987,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PHILIPPINES (continued)
Wireless Telecommunication Services (continued)
Philippine Long Distance Telephone Co.	25,000	$1,584,236

		2,571,491

		7,941,503

RUSSIA 8.3%
Banks 1.2%
Sberbank of Russia, ADR	150,000	737,989
Sberbank of Russia, ADR	150,000	735,000

		1,472,989

Food & Staples Retailing 1.4%
Magnit PJSC, GDR Reg. S	30,000	1,624,554

Metals & Mining 1.2%
MMC Norilsk Nickel PJSC, ADR	90,000	1,388,486

Oil, Gas & Consumable Fuels 4.0%
Gazprom PAO, ADR	600,000	2,758,338
Lukoil PJSC, ADR	50,000	2,058,929

		4,817,267

Wireless Telecommunication Services 0.5%
Mobile TeleSystems PJSC, ADR	80,000	656,000

		9,959,296

SOUTH AFRICA 1.1%
Diversified Financial Services 0.4%
FirstRand Ltd.	120,000	518,406

Food Products 0.2%
AVI Ltd.	40,000	252,127

Household Durables 0.3%
Steinhoff International Holdings Ltd.	60,000	362,763

Paper & Forest Products 0.2%
Mondi Ltd.	10,000	239,290

		1,372,586

SOUTH KOREA 7.2%
Capital Markets 0.7%
Mirae Asset Securities Co., Ltd.	23,000	866,682

Construction & Engineering 0.7%
Hyundai Engineering & Construction Co., Ltd.	30,000	882,431

Electric Utilities 0.7%
Korea Electric Power Corp.	18,000	778,301

Hotels, Restaurants & Leisure 0.9%
Kangwon Land, Inc.	30,000	1,095,781

Metals & Mining 0.6%
Hyundai Steel Co.	14,000	698,887

Semiconductors & Semiconductor Equipment 0.9%
SK Hynix, Inc.	35,000	1,105,314

Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co., Ltd.	2,000	2,029,113

Tobacco 0.9%
KT&G Corp.	12,000	1,128,061

		8,584,570

TAIWAN 13.4%
Auto Components 0.6%
Hota Industrial Manufacturing Co., Ltd.	250,000	740,589

Banks 0.5%
CTBC Financial Holding Co., Ltd. *	818,498	593,607

Chemicals 1.3%
Nan Ya Plastics Corp.	750,000	1,530,932

Diversified Financial Services 1.4%
Fubon Financial Holding Co., Ltd.	900,000	1,641,979

Diversified Telecommunication Services 1.0%
Chunghwa Telecom Co., Ltd.	400,000	1,243,680

Electronic Equipment, Instruments & Components 2.3%
AU Optronics Corp.	1,900,000	610,501
Hon Hai Precision Industry Co., Ltd.	350,000	1,006,540
Hon Hai Precision Industry Co., Ltd., GDR Reg. S	78,400	483,728
Innolux Corp.	2,000,000	695,313

		2,796,082

Insurance 1.4%
Cathay Financial Holding Co., Ltd.	1,000,000	1,616,291

Machinery 0.4%
Shin Zu Shing Co., Ltd.	200,000	522,692

Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	100,000	2,211,000

Technology Hardware, Storage & Peripherals 1.5%
Pegatron Corp.	650,000	1,826,967

Textiles, Apparel & Luxury Goods 1.1%
Pou Chen Corp.	900,000	1,278,379

		16,002,198

THAILAND 7.3%
Banks 1.5%
Krung Thai Bank PCL	450,000	223,479
Krung Thai Bank PCL, NVDR	3,150,000	1,564,354

		1,787,833

Chemicals 1.1%
PTT Global Chemical PCL, NVDR	750,000	1,313,726

Diversified Telecommunication Services 0.9%
True Corp. PCL, NVDR *	3,500,000	1,072,396

Food & Staples Retailing 1.4%
CP ALL PCL, NVDR	1,250,000	1,701,686

Oil, Gas & Consumable Fuels 1.6%
PTT PCL, NVDR	170,000	1,571,173
PTT PCL	30,000	277,266

		1,848,439

Transportation Infrastructure 0.8%
Airports of Thailand PCL, NVDR	120,000	999,768

		8,723,848

Total Common Stocks (cost $121,157,104)		110,595,417

Warrant 0.0% †

	Number of Warrants	Market Value
THAILAND 0.0% †
Electronic Equipment, Instruments & Components 0.0% †
Samart Corp. PCL, expiring at an exercise price of $45.00 on 02/19/18 *	60,000	3,354

Total Warrant (cost $—)		3,354

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Exchange Traded Funds 4.4%

	Shares	Market Value
UNITED STATES 4.4%
iShares MSCI Philippines ETF	47,765	$1,853,282
Market Vectors Russia ETF	90,000	1,527,300
Market Vectors Vietnam ETF	100,000	1,837,000

Total Exchange Traded Funds (cost $5,513,114)		5,217,582

Total Investments (cost $126,670,218) (a) — 97.0%		115,816,353
Other assets in excess of liabilities — 3.0%		3,555,510

NET ASSETS — 100.0%		$119,371,863

*	Denotes a non-income producing security.

Amount designated as “—” is zero or has been rounded to zero.

(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $126,697,108, tax unrealized appreciation and depreciation were $2,017,324 and $(12,898,079), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CN	China
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NVDR	Non Voting Depository Receipt
PAO	Public Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$988,298	$—	$988,298
Auto Components	—	740,589	—	740,589
Automobiles	2,372,800	—	—	2,372,800
Banks	7,585,161	16,532,907	—	24,118,068
Capital Markets	—	866,682	—	866,682
Chemicals	1,588,651	3,470,644	—	5,059,295
Construction & Engineering	—	882,431	—	882,431
Construction Materials	818,924	—	—	818,924
Diversified Financial Services	—	3,308,772	—	3,308,772
Diversified Telecommunication Services	560,350	2,316,076	—	2,876,426
Electric Utilities	—	778,301	—	778,301
Electronic Equipment, Instruments & Components	483,728	2,312,354	—	2,796,082
Food & Staples Retailing	—	3,326,240	—	3,326,240
Food Products	1,398,290	1,507,579	—	2,905,869
Hotels, Restaurants & Leisure	—	1,095,781	—	1,095,781
Household Durables	—	1,050,145	—	1,050,145
Independent Power and Renewable Electricity Producers	—	1,332,982	—	1,332,982
Industrial Conglomerates	—	1,269,440	—	1,269,440
Information Technology Services	4,227,501	—	—	4,227,501
Insurance	—	4,113,131	—	4,113,131
Internet Software & Services	1,386,300	1,863,064	—	3,249,364
Machinery	—	522,692	—	522,692
Metals & Mining	—	3,034,229	—	3,034,229
Oil, Gas & Consumable Fuels	277,266	9,951,094	—	10,228,360
Paper & Forest Products	—	1,009,239	—	1,009,239
Personal Products	1,397,166	—	—	1,397,166
Pharmaceuticals	1,608,750	1,847,633	—	3,456,383

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Management & Development	$—	$2,268,285	$—	$2,268,285
Semiconductors & Semiconductor Equipment	2,211,000	1,105,314	—	3,316,314
Technology Hardware, Storage & Peripherals	—	3,856,080	—	3,856,080
Textiles, Apparel & Luxury Goods	—	2,560,032	—	2,560,032
Tobacco	1,128,061	—	—	1,128,061
Transportation Infrastructure	—	2,726,033	—	2,726,033
Wireless Telecommunication Services	1,398,500	5,516,922	—	6,915,422

Total Common Stocks	$28,442,448	$82,152,969	$—	$110,595,417

Exchange Traded Funds	5,217,582	—	—	5,217,582
Warrant	3,354	—	—	3,354

Total	$33,663,384	$82,152,969	$—	$115,816,353

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 94.8%

	Shares	Market Value
Aerospace & Defense 0.0% †
Breeze-Eastern Corp. *	2,100	$25,830

Air Freight & Logistics 0.7%
Air T, Inc. *	24,962	557,651

Auto Components 0.3%
Cooper Tire & Rubber Co.	1,000	32,930
Strattec Security Corp.	2,800	196,812

		229,742

Banks 11.9%
Access National Corp.	20,300	394,023
Central Pacific Financial Corp.	31,500	733,635
Financial Institutions, Inc.	19,300	473,622
First Busey Corp.	163,076	1,038,794
First Business Financial Services, Inc.	19,098	835,538
Guaranty Bancorp	46,700	748,601
Heartland Financial USA, Inc.	21,500	810,120
Heritage Commerce Corp.	8,400	93,156
MainSource Financial Group, Inc.	116,969	2,560,452
Seacoast Banking Corp. of Florida *	71,676	1,071,556
Sierra Bancorp	33,510	556,266
Suffolk Bancorp	24,298	700,268

		10,016,031

Biotechnology 0.2%
Enzon Pharmaceuticals, Inc.	130,278	178,481

Capital Markets 1.4%
Cowen Group, Inc., Class A *	34,300	193,795
Investment Technology Group, Inc.	6,600	134,310
Monroe Capital Corp.	61,309	890,207

		1,218,312

Chemicals 3.1%
Chase Corp.	17,270	660,232
Core Molding Technologies, Inc. *	27,324	521,342
Innospec, Inc.	18,500	800,125
Tredegar Corp.	34,421	580,338

		2,562,037

Commercial Services & Supplies 0.5%
Ennis, Inc.	24,478	410,741

Construction & Engineering 0.5%
Argan, Inc.	10,300	400,464

Consumer Finance 0.2%
Asta Funding, Inc. *	20,391	170,265

Distributors 0.6%
Weyco Group, Inc.	17,559	506,753

Electric Utilities 3.9%
El Paso Electric Co.	10,900	397,087
PNM Resources, Inc.	73,600	1,941,568
Portland General Electric Co.	25,700	925,457

		3,264,112

Electrical Equipment 1.7%
SL Industries, Inc. *	36,364	1,423,651

Electronic Equipment, Instruments & Components 6.8%
Benchmark Electronics, Inc. *	15,800	348,548
Insight Enterprises, Inc. *	54,200	1,462,858
Kimball Electronics, Inc. *	53,256	714,163
Multi-Fineline Electronix, Inc. *	76,400	1,364,504
PCM, Inc. *	7,100	71,497
Sanmina Corp. *	33,100	730,517
Wayside Technology Group, Inc.	50,583	985,863

		5,677,950

Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. (a)	24,500	509,600
Bristow Group, Inc.	5,600	252,280
C&J Energy Services Ltd. *	14,200	137,030
Forum Energy Technologies, Inc. *	9,200	140,576
Helix Energy Solutions Group, Inc. *	65,200	545,724
Oil States International, Inc. *	3,300	99,363
Tidewater, Inc. (a)	7,600	148,428

		1,833,001

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	10,000	462,800
SpartanNash Co.	6,800	219,028

		681,828

Food Products 0.6%
John B. Sanfilippo & Son, Inc.	9,900	514,701

Health Care Equipment & Supplies 1.7%
Fonar Corp. *	79,543	772,363
Halyard Health, Inc. *	11,300	460,362
Synergetics USA, Inc. *	45,300	218,799

		1,451,524

Health Care Providers & Services 2.8%
Digirad Corp.	192,416	840,858
Ensign Group, Inc. (The)	6,600	337,392
Magellan Health, Inc. *	6,100	369,599
National HealthCare Corp.	4,761	300,895
Select Medical Holdings Corp.	35,800	516,594

		2,365,338

Hotels, Restaurants & Leisure 1.6%
Ark Restaurants Corp.	15,024	365,834
Marriott Vacations Worldwide Corp.	6,600	551,760
RCI Hospitality Holdings, Inc. *	37,600	419,616

		1,337,210

Household Durables 2.2%
Bassett Furniture Industries, Inc.	20,446	670,424
CSS Industries, Inc.	40,400	1,146,956

		1,817,380

Information Technology Services 4.5%
NCI, Inc., Class A	115,000	1,293,750
Net 1 UEPS Technologies, Inc. *	126,100	2,448,862

		3,742,612

Insurance 7.3%
Aspen Insurance Holdings Ltd.	19,650	944,969
Employers Holdings, Inc.	21,700	520,800
Endurance Specialty Holdings Ltd.	8,000	555,920
HCI Group, Inc.	26,000	1,166,880
Selective Insurance Group, Inc.	71,700	2,209,077
United Fire Group, Inc.	19,924	688,573

		6,086,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery 7.7%
Douglas Dynamics, Inc.	87,404	$1,793,530
Eastern Co. (The)	25,200	437,976
Federal Signal Corp.	85,300	1,276,088
Kadant, Inc.	18,400	838,856
LS Starrett Co. (The), Class A	55,568	930,764
Miller Industries, Inc.	54,526	954,750
Mueller Industries, Inc.	7,400	239,538

		6,471,502

Marine 1.5%
Costamare, Inc.	74,350	1,266,180

Media 0.3%
Saga Communications, Inc., Class A	5,600	226,800

Metals & Mining 1.3%
Dominion Diamond Corp.	74,200	923,790
Handy & Harman Ltd. *	7,100	210,160

		1,133,950

Multi-Utilities 0.6%
NorthWestern Corp.	8,900	479,176

Oil, Gas & Consumable Fuels 1.5%
Alon USA Energy, Inc.	22,800	424,308
Earthstone Energy, Inc. *	19,388	316,218
Hallador Energy Co. (a)	21,000	147,840
Par Petroleum Corp. *	12,000	216,120
PBF Energy, Inc., Class A	6,100	192,577

		1,297,063

Paper & Forest Products 3.1%
Mercer International, Inc. *	182,500	2,206,425
Schweitzer-Mauduit International, Inc.	9,400	373,180

		2,579,605

Professional Services 2.2%
CRA International, Inc. *	26,173	610,878
Korn/Ferry International	37,848	1,267,151

		1,878,029

Real Estate Investment Trusts (REITs) 6.1%
Agree Realty Corp.	17,800	551,622
Corporate Office Properties Trust	24,300	562,059
DCT Industrial Trust, Inc.	9,250	321,530
One Liberty Properties, Inc.	46,000	1,039,600
Piedmont Office Realty Trust, Inc., Class A	41,200	750,252
Post Properties, Inc.	17,900	1,019,226
PS Business Parks, Inc.	4,400	338,756
Retail Opportunity Investments Corp.	6,500	111,475
Urstadt Biddle Properties, Inc., Class A	21,612	412,789

		5,107,309

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	24,200	633,798
Cascade Microtech, Inc. *	7,800	116,298
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,000	362,120
Cohu, Inc.	90,663	898,470
Pericom Semiconductor Corp.	38,300	458,451

		2,469,137

Software 1.6%
Aware, Inc. *	114,544	380,286
ePlus, Inc. *	12,820	985,986

		1,366,272

Specialty Retail 3.5%
Cato Corp. (The), Class A	28,800	1,106,208
Citi Trends, Inc. *	59,825	1,424,433
Shoe Carnival, Inc.	4,090	115,788
TravelCenters of America LLC *	19,100	310,566

		2,956,995

Technology Hardware, Storage & Peripherals 1.1%
Concurrent Computer Corp.	131,858	705,440
TransAct Technologies, Inc.	32,000	235,520

		940,960

Textiles, Apparel & Luxury Goods 0.7%
Crown Crafts, Inc.	19,792	160,117
Culp, Inc.	14,215	430,004

		590,121

Thrifts & Mortgage Finance 3.9%
First Defiance Financial Corp.	58,525	2,250,286
United Community Financial Corp.	190,897	985,029

		3,235,315

Trading Companies & Distributors 0.7%
Aircastle Ltd.	24,300	584,901

Wireless Telecommunication Services 0.6%
Spok Holdings, Inc.	31,800	532,014

Total Common Stocks (cost $77,176,089)		79,587,162

Exchange Traded Funds 4.4%

	Shares	Market Value
Equity Funds 4.4%
Guggenheim S&P Smallcap 600 Pure Value ETF	30,100	1,796,067
Vanguard Small-Cap Value ETF	17,400	1,858,146

		3,654,213

Total Exchange Traded Funds (cost $3,289,963)		3,654,213

Mutual Fund 0.0%

	Shares	Market Value
Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	34,415	34,415

Total Mutual Fund (cost $34,415)		34,415

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Repurchase Agreement 0.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $641,936, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $654,768. (c)	$641,929	$641,929

Total Repurchase Agreement (cost $641,929)		641,929

Total Investments (cost $81,142,396) (d) — 100.0%		83,917,719
Liabilities in excess of other assets — 0.0% †		(6,138)

NET ASSETS — 100.0%		$83,911,581

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $662,126.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $676,344.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $81,287,055, tax unrealized appreciation and depreciation were $7,024,682 and $(4,394,018), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$79,587,162	$—	$—	$79,587,162
Exchange Traded Funds	3,654,213	—	—	3,654,213
Mutual Fund	34,415	—	—	34,415
Repurchase Agreement	—	641,929	—	641,929

Total	$83,275,790	$641,929	$—	$83,917,719

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	13,050,616	$120,979,212

Total Alternative Assets (cost $126,301,748)		120,979,212

Equity Funds 86.0%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	3,762,540	34,615,367
Nationwide International Index Fund, Institutional Class (a)	41,408,810	342,864,943
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	8,782,159	171,779,027
Nationwide S&P 500 Index Fund, Institutional Class (a)	22,738,720	353,359,716
Nationwide Small Cap Index Fund, Institutional Class (a)	9,342,050	145,455,721

Total Equity Funds (cost $788,334,109)		1,048,074,774

Fixed Income Funds 4.1%
Nationwide Bond Index Fund, Institutional Class (a)	2,250,186	25,022,069
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,450,010	25,039,103

Total Fixed Income Funds (cost $50,951,502)		50,061,172

Total Mutual Funds (cost $965,587,359)		1,219,115,158

Total Investments (cost $965,587,359) (b) — 100.1%		1,219,115,158
Liabilities in excess of other assets — (0.1)%		(612,349)

NET ASSETS — 100.0%		$1,218,502,809

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,018,064,732, tax unrealized appreciation and depreciation were $214,736,559 and $(13,686,133), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 76.0%

	Shares	Market Value
Alternative Assets 8.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,449,440	$41,246,312

Total Alternative Assets (cost $42,999,188)		41,246,312

Equity Funds 17.0%
Nationwide International Index Fund, Institutional Class (a)	2,510,886	20,790,133
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	799,219	15,632,726
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,663,217	25,846,390
Nationwide Small Cap Index Fund, Institutional Class (a)	329,860	5,135,925
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,518,834	20,701,701

Total Equity Funds (cost $76,771,684)		88,106,875

Fixed Income Funds 51.0%
Nationwide Bond Index Fund, Institutional Class (a)	13,015,047	144,727,322
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,532,138	25,878,450
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	6,190,636	61,782,550
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,251,350	30,887,822

Total Fixed Income Funds (cost $269,398,449)		263,276,144

Total Mutual Funds (cost $389,169,321)		392,629,331

Fixed Contract 23.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$123,489,303	123,489,303

Total Fixed Contract (cost $123,489,303)		123,489,303

Total Investments (cost $512,658,624) (d) — 99.9%		516,118,634
Other assets in excess of liabilities — 0.1%		272,297

NET ASSETS — 100.0%		$516,390,931

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $514,259,539, tax unrealized appreciation and depreciation were $10,390,562 and $(8,531,467), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$123,489,303	$123,489,303
Mutual Funds	392,629,331	—	—	392,629,331

Total	$392,629,331	$—	$123,489,303	$516,118,634

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

	Fixed Contract	Total
Balance as of 10/31/14	$103,605,467	$103,605,467
Interest Income from Affiliates	2,932,229	2,932,229
Purchases	24,386,193	24,386,193
Sales	(7,434,586)	(7,434,586)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$123,489,303	$123,489,303

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Fixed Contract	$123,489,303	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.0%

	Shares	Market Value
Alternative Assets 13.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	26,182,848	$242,715,003

Total Alternative Assets (cost $253,860,747)		242,715,003

Equity Funds 55.1%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	1,806,492	16,619,722
Nationwide International Index Fund, Institutional Class (a)	37,949,317	314,220,345
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	8,056,579	157,586,693
Nationwide S&P 500 Index Fund, Institutional Class (a)	21,257,361	330,339,385
Nationwide Small Cap Index Fund, Institutional Class (a)	5,562,621	86,610,014
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	3,853,259	52,519,915

Total Equity Funds (cost $734,797,619)		957,896,074

Fixed Income Funds 23.0%
Nationwide Bond Index Fund, Institutional Class (a)	18,756,569	208,573,048
Nationwide Core Plus Bond Fund, Institutional Class (a)	8,531,534	87,192,279
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	6,979,178	69,652,200
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,683,772	34,995,837

Total Fixed Income Funds (cost $410,055,874)		400,413,364

Total Mutual Funds (cost $1,398,714,240)		1,601,024,441

Fixed Contract 8.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$138,696,804	138,696,804

Total Fixed Contract (cost $138,696,804)		138,696,804

Total Investments (cost $1,537,411,044) (d) — 100.0%		1,739,721,245
Liabilities in excess of other assets — 0.0% †		(808,329)

NET ASSETS — 100.0%		$1,738,912,916

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,580,951,091, tax unrealized appreciation and depreciation were $186,382,785 and $(27,612,631), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$138,696,804	$138,696,804
Mutual Funds	1,601,024,441	—	—	1,601,024,441

Total	$1,601,024,441	$—	$138,696,804	$1,739,721,245

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$143,734,124	$143,734,124
Interest Income from Affiliates	3,617,720	3,617,720
Purchases	5,197,721	5,197,721
Sales	(13,852,761)	(13,852,761)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$138,696,804	$138,696,804

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Fixed Contract	$138,696,804	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	25,578,102	$237,109,001

Total Alternative Assets (cost $247,824,880)		237,109,001

Equity Funds 75.0%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	4,077,084	37,509,172
Nationwide International Index Fund, Institutional Class (a)	60,210,428	498,542,347
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	12,236,097	239,338,065
Nationwide S&P 500 Index Fund, Institutional Class (a)	31,877,719	495,379,760
Nationwide Small Cap Index Fund, Institutional Class (a)	11,443,654	178,177,696
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,967,694	40,449,674

Total Equity Funds (cost $1,117,967,587)		1,489,396,714

Fixed Income Funds 13.1%
Nationwide Bond Index Fund, Institutional Class (a)	14,353,594	159,611,970
Nationwide Core Plus Bond Fund, Institutional Class (a)	9,810,500	100,263,315

Total Fixed Income Funds (cost $264,619,497)		259,875,285

Total Mutual Funds (cost $1,630,411,964)		1,986,381,000

Total Investments (cost $1,630,411,964) (b) — 100.1%		1,986,381,000
Liabilities in excess of other assets — (0.1)%		(1,012,502)

NET ASSETS — 100.0%		$1,985,368,498

(a)	Investment in affiliate.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,699,306,924, tax unrealized appreciation and depreciation were $311,933,077 and $(24,859,001), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$42,824,351	$42,824,351
Interest Income from Affiliates	480,910	480,910
Purchases	—	—
Sales	(43,305,261)	(43,305,261)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 84.0%

	Shares	Market Value
Alternative Assets 9.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,084,991	$56,407,863

Total Alternative Assets (cost $58,914,030)		56,407,863

Equity Funds 36.0%
Nationwide International Index Fund, Institutional Class (a)	6,867,866	56,865,931
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,739,197	34,018,684
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,755,172	73,895,372
Nationwide Small Cap Index Fund, Institutional Class (a)	1,082,588	16,855,902
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,669,490	22,755,151

Total Equity Funds (cost $166,173,904)		204,391,040

Fixed Income Funds 38.1%
Nationwide Bond Index Fund, Institutional Class (a)	11,254,980	125,155,373
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,794,395	28,558,712
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	4,565,705	45,565,740
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	1,803,218	17,130,571

Total Fixed Income Funds (cost $221,698,837)		216,410,396

Total Mutual Funds (cost $446,786,771)		477,209,299

Fixed Contract 16.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$90,778,179	90,778,179

Total Fixed Contract (cost $90,778,179)		90,778,179

Total Investments (cost $537,564,950) (d) — 100.0%		567,987,478
Liabilities in excess of other assets — 0.0% †		(210,882)

NET ASSETS — 100.0%		$567,776,596

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $546,258,505, tax unrealized appreciation and depreciation were $31,026,917 and $(9,297,944), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$90,778,179	$90,778,179
Mutual Funds	477,209,299	—	—	477,209,299

Total	$477,209,299	$—	$90,778,179	$567,987,478

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$89,187,160	$89,187,160
Interest Income from Affiliates	2,317,024	2,317,024
Purchases	8,707,167	8,707,167
Sales	(9,433,172)	(9,433,172)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$90,778,179	$90,778,179

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Fixed Contract	$90,778,179	Discounted Cash Flow	Daily Transactions	Daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	Daily
			Non Assignment Feature	Daily
			Termination Feature	Daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 95.2%

	Shares	Market Value
Biotechnology 4.0%
Incyte Corp. *	11,139	$1,161,575

Chemicals 3.2%
Balchem Corp.	16,316	924,628

Electronic Equipment, Instruments & Components 10.5%
Cognex Corp.	25,096	1,136,096
Dolby Laboratories, Inc., Class A	2,273	79,896
DTS, Inc. *	18,930	539,316
FEI Co.	13,623	1,171,169
FLIR Systems, Inc.	3,332	102,592

		3,029,069

Energy Equipment & Services 1.0%
CARBO Ceramics, Inc.	1,339	43,986
Geospace Technologies Corp. *	13,542	236,173

		280,159

Health Care Equipment & Supplies 18.6%
Abaxis, Inc.	21,391	1,070,833
Cantel Medical Corp.	22,791	1,250,770
Cyberonics, Inc. *	6,598	405,117
Meridian Bioscience, Inc.	37,985	687,149
Neogen Corp. *	23,529	1,369,153
Quidel Corp. *	29,099	602,640

		5,385,662

Health Care Technology 10.1%
MedAssets, Inc. *	33,265	775,074
Medidata Solutions, Inc. *	19,217	1,033,875
Quality Systems, Inc.	24,258	309,289
Veeva Systems, Inc., Class A *	15,393	414,380
Vocera Communications, Inc. *	30,101	373,252

		2,905,870

Internet Software & Services 2.4%
NIC, Inc.	39,060	704,642

Life Sciences Tools & Services 5.2%
Bio-Techne Corp.	11,570	1,265,527
Bruker Corp. *	11,900	250,495

		1,516,022

Machinery 5.7%
Dynamic Materials Corp.	13,478	152,032
Proto Labs, Inc. *(a)	9,625	725,436
Sun Hydraulics Corp.	21,659	767,162

		1,644,630

Semiconductors & Semiconductor Equipment 1.8%
Diodes, Inc. *	23,146	513,610

Software 32.7%
ACI Worldwide, Inc. *	47,689	1,128,799
American Software, Inc., Class A	37,681	347,419
ANSYS, Inc. *	12,056	1,135,072
Blackbaud, Inc.	21,953	1,342,645
Ellie Mae, Inc. *	1,373	107,712
Guidewire Software, Inc. *	6,560	387,368
Manhattan Associates, Inc. *	21,742	1,409,316
NetScout Systems, Inc. *	20,777	828,587
Nuance Communications, Inc. *	7,428	134,670
PROS Holdings, Inc. *	23,593	515,979
SolarWinds, Inc. *	19,175	764,891
Tyler Technologies, Inc. *	9,534	1,330,374

		9,432,832

Total Common Stocks (cost $24,302,742)		27,498,699

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	36,944	36,944

Total Mutual Fund (cost $36,944)		36,944

Repurchase Agreement 2.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $689,097, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $702,872. (c)	$689,090	689,090

Total Repurchase Agreement (cost $689,090)		689,090

Total Investments (cost $25,028,776) (d) — 97.7%		28,224,733
Other assets in excess of liabilities — 2.3%		651,218

NET ASSETS — 100.0%		$28,875,951

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $711,551.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $726,034.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $25,150,323, tax unrealized appreciation and depreciation were $5,279,963 and $(2,205,553), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$27,498,699	$—	$—	$27,498,699
Mutual Fund	36,944	—	—	36,944
Repurchase Agreement	—	689,090	—	689,090

Total	$27,535,643	$689,090	$—	$28,224,733

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	7,515	$202,529
CPI Aerostructures, Inc. *	1,172	10,548
Cubic Corp.	2,299	102,007
DigitalGlobe, Inc. *	14,495	307,004
Ducommun, Inc. *	2,494	59,731
Engility Holdings, Inc.	5,302	116,167
KLX, Inc. *	1,955	76,792
Kratos Defense & Security Solutions, Inc. *	19,461	106,257
LMI Aerospace, Inc. *	1,878	18,968
Moog, Inc., Class A *	2,783	186,071
National Presto Industries, Inc.	200	15,832
Orbital ATK, Inc.	7,496	531,841
SIFCO Industries, Inc.	425	5,840
Sparton Corp. *	1,053	25,125
Triumph Group, Inc.	6,988	376,304

		2,141,016

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc. *	12,644	130,865
Atlas Air Worldwide Holdings, Inc. *	6,677	328,174
Hub Group, Inc., Class A *	7,012	295,416

		754,455

Airlines 0.4%
Copa Holdings SA, Class A	2,472	186,710
Hawaiian Holdings, Inc. *	1,818	39,487
JetBlue Airways Corp. *	4,682	107,592
Republic Airways Holdings, Inc. *	13,806	69,582
SkyWest, Inc.	8,410	139,270

		542,641

Auto Components 0.8%
Cooper Tire & Rubber Co.	8,201	270,059
Cooper-Standard Holding, Inc. *	626	40,252
Federal-Mogul Holdings Corp. *	20,434	228,861
Fuel Systems Solutions, Inc. *	4,655	28,954
Horizon Global Corp. *	1,778	22,266
Modine Manufacturing Co. *	9,040	91,575
Motorcar Parts of America, Inc. *	1,013	30,015
Remy International, Inc.	721	21,342
Shiloh Industries, Inc. *	1,847	20,834
Spartan Motors, Inc.	7,133	31,670
Standard Motor Products, Inc.	5,312	194,260
Stoneridge, Inc. *	7,026	85,506
Strattec Security Corp.	442	31,068
Superior Industries International, Inc.	4,675	79,101
Sypris Solutions, Inc.	836	1,045

		1,176,808

Banks 12.2%
1st Source Corp.	3,845	130,692
Access National Corp.	576	11,180
American National Bankshares, Inc.	1,325	31,376
Ameris Bancorp	2,280	61,583
AmeriServ Financial, Inc.	1,800	6,048
Arrow Financial Corp.	423	11,649
Associated Banc-Corp.	22,043	434,468
Banc of California, Inc.	1,616	19,602
BancFirst Corp.	1,384	88,036
Bancorp, Inc. (The) *	4,545	37,951
BancorpSouth, Inc.	11,290	285,298
Bank of Commerce Holdings	1,636	9,472
Banner Corp.	3,228	153,846
Bar Harbor Bankshares	424	14,543
BB&T Corp.	—	6
BBCN Bancorp, Inc.	9,214	141,435
BCB Bancorp, Inc.	221	2,555
Berkshire Hills Bancorp, Inc.	5,839	169,915
BOK Financial Corp.	6,154	408,995
Boston Private Financial Holdings, Inc.	10,983	138,166
Bryn Mawr Bank Corp.	1,422	41,010
C&F Financial Corp.	177	6,726
Camden National Corp.	1,018	40,985
Capital Bank Financial Corp., Class A *	1,739	52,118
Capital City Bank Group, Inc.	2,100	32,424
Cardinal Financial Corp.	3,473	81,129
Cascade Bancorp *	4,056	20,929
Cathay General Bancorp	13,982	448,962
CenterState Banks, Inc.	4,190	58,409
Central Pacific Financial Corp.	3,287	76,554
Century Bancorp, Inc., Class A	429	17,868
Chemical Financial Corp.	2,228	73,413
City Holding Co. (a)	1,872	90,268
CoBiz Financial, Inc.	5,513	70,511
Columbia Banking System, Inc.	5,791	189,887
Community Bank System, Inc.	4,704	179,834
Community Bankers Trust Corp. *	300	1,503
Community Trust Bancorp, Inc.	2,544	89,065
ConnectOne Bancorp, Inc.	1,342	28,665
Customers Bancorp, Inc. *	2,821	70,948
CVB Financial Corp.	12,049	213,388
Eagle Bancorp, Inc. *	1,150	51,060
Enterprise Bancorp, Inc.	332	7,294
Enterprise Financial Services Corp.	1,963	47,367
Fidelity Southern Corp.	1,343	26,108
Financial Institutions, Inc.	1,239	30,405
First Bancorp	2,007	34,260
First Bancorp, Inc.	1,541	29,294
First BanCorp, Puerto Rico *	24,289	104,686
First Busey Corp.	9,809	62,483
First Citizens BancShares, Inc., Class A	416	106,637
First Commonwealth Financial Corp.	27,767	255,456
First Community Bancshares, Inc.	4,898	87,135
First Connecticut Bancorp, Inc.	935	15,072
First Financial Bancorp	5,850	111,209
First Financial Corp.	2,217	73,560
First Interstate BancSystem, Inc., Class A	1,951	54,101
First Merchants Corp.	7,005	182,340
First Midwest Bancorp, Inc.	8,912	167,278
First NBC Bank Holding Co. *	1,246	47,597
First South Bancorp, Inc.	1,350	10,760
FirstMerit Corp.	19,138	358,646
Flushing Financial Corp.	3,900	80,964
FNB Corp.	21,349	294,403
Fulton Financial Corp.	24,778	321,123
German American Bancorp, Inc.	1,605	46,722
Glacier Bancorp, Inc.	8,011	225,109
Great Southern Bancorp, Inc.	1,161	48,182
Guaranty Bancorp	1,040	16,671
Hancock Holding Co.	1,820	53,180

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Hanmi Financial Corp.	5,805	$146,925
Heartland Financial USA, Inc.	1,847	69,595
Heritage Commerce Corp.	4,960	55,006
Heritage Financial Corp.	809	14,319
Hilltop Holdings, Inc. *	4,535	95,462
Home BancShares, Inc.	1,431	56,982
HomeTrust Bancshares, Inc. *	1,026	17,586
Horizon Bancorp	587	14,241
IBERIABANK Corp.	6,915	446,363
Independent Bank Corp.	3,228	143,148
International Bancshares Corp.	14,074	379,013
Investors Bancorp, Inc.	30,839	375,619
Lakeland Bancorp, Inc.	4,689	52,986
Lakeland Financial Corp.	1,660	70,616
LegacyTexas Financial Group, Inc.	4,428	134,567
LNB Bancorp, Inc.	1,100	20,460
Macatawa Bank Corp.	3,062	16,565
MainSource Financial Group, Inc.	4,606	100,825
MB Financial, Inc.	9,040	308,264
MBT Financial Corp. *	2,346	13,701
Mercantile Bank Corp.	1,351	27,831
Merchants Bancshares, Inc.	662	20,919
Metro Bancorp, Inc.	1,907	46,664
MidSouth Bancorp, Inc.	770	10,742
MidWestOne Financial Group, Inc.	67	2,170
National Bank Holdings Corp., Class A	4,154	89,893
National Penn Bancshares, Inc.	15,995	171,466
NBT Bancorp, Inc.	2,956	79,901
NewBridge Bancorp	2,450	21,585
Northrim BanCorp, Inc.	444	11,229
OFG Bancorp	11,383	91,747
Ohio Valley Banc Corp.	475	10,816
Old National Bancorp	13,783	198,337
Old Second Bancorp, Inc. *	1,500	9,765
Pacific Continental Corp.	1,758	23,346
Pacific Mercantile Bancorp *	1,000	7,390
Pacific Premier Bancorp, Inc. *	1,418	26,956
PacWest Bancorp	12,882	596,308
Park National Corp.	600	52,560
Park Sterling Corp.	4,473	32,385
Peapack Gladstone Financial Corp.	1,492	33,122
Penns Woods Bancorp, Inc.	343	14,728
Peoples Bancorp of North Carolina, Inc.	645	11,842
Peoples Bancorp, Inc.	2,725	57,334
People’s United Financial, Inc.	40,921	665,785
Pinnacle Financial Partners, Inc.	4,300	228,287
Preferred Bank, Los Angeles	1,261	39,747
Premier Financial Bancorp, Inc.	658	9,942
PrivateBancorp, Inc.	4,564	188,676
Prosperity Bancshares, Inc.	1,111	60,649
Renasant Corp.	5,104	164,094
Republic Bancorp, Inc., Class A	3,383	85,082
Republic First Bancorp, Inc. *	1,723	5,996
S&T Bancorp, Inc.	3,404	105,252
Sandy Spring Bancorp, Inc.	3,659	100,037
Sierra Bancorp	1,950	32,370
Simmons First National Corp., Class A	382	17,362
South State Corp.	2,429	188,782
Southern National Bancorp of Virginia, Inc.	49	566
Southwest Bancorp, Inc.	3,100	54,343
State Bank Financial Corp.	862	17,456
Sterling Bancorp	14,012	208,639
Stock Yards Bancorp, Inc.	1,452	53,521
Suffolk Bancorp	3,029	87,296
Sun Bancorp, Inc. *	142	2,966
Susquehanna Bancshares, Inc.	29,533	419,369
Synovus Financial Corp.	16,318	514,343
Talmer Bancorp, Inc., Class A	664	10,823
TCF Financial Corp.	21,883	360,194
Texas Capital Bancshares, Inc. *	5,362	316,036
Tompkins Financial Corp.	1,730	93,507
Towne Bank	4,087	72,136
TriCo Bancshares	1,090	27,021
TriState Capital Holdings, Inc. *	2,427	30,653
Trustmark Corp.	8,172	196,455
UMB Financial Corp.	3,232	177,178
Umpqua Holdings Corp.	22,669	402,148
Union Bankshares Corp.	7,719	190,505
United Bankshares, Inc. (a)	7,904	320,349
United Community Banks, Inc.	2,240	46,749
United Security Bancshares *	289	1,465
Univest Corp. of Pennsylvania	1,717	34,220
Valley National Bancorp	12,500	124,000
Washington Trust Bancorp, Inc.	2,038	81,051
Webster Financial Corp.	1,949	75,348
WesBanco, Inc.	5,256	174,604
West Bancorporation, Inc.	1,619	31,619
Western Alliance Bancorp *	326	11,022
Wilshire Bancorp, Inc.	11,339	131,759
Wintrust Financial Corp.	10,763	580,341
Yadkin Financial Corp. *	545	11,696
Zions Bancorporation	2,894	90,264

		18,013,496

Beverages 0.2%
Coca-Cola Bottling Co. Consolidated	840	136,080
Craft Brew Alliance, Inc. *	2,481	25,629
MGP Ingredients, Inc.	4,229	62,462

		224,171

Biotechnology 0.2%
ArQule, Inc. *	2,846	4,867
Biota Pharmaceuticals, Inc. *	2,100	4,998
Emergent BioSolutions, Inc. *	8,785	288,411
Rigel Pharmaceuticals, Inc. *	1,948	5,805
Targacept, Inc. *	9,300	22,878

		326,959

Building Products 1.2%
Apogee Enterprises, Inc.	1,384	76,369
Gibraltar Industries, Inc. *	5,968	114,228
Griffon Corp.	13,926	240,084
Insteel Industries, Inc.	3,880	63,399
Owens Corning, Inc.	15,471	693,874
Quanex Building Products Corp.	9,727	195,318
Simpson Manufacturing Co., Inc.	6,618	237,057
Universal Forest Products, Inc.	2,710	172,085

		1,792,414

Capital Markets 0.8%
Actua Corp. *	3,407	50,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Calamos Asset Management, Inc., Class A	4,093	$49,157
Cowen Group, Inc., Class A *	35,110	198,371
Interactive Brokers Group, Inc., Class A	3,410	136,912
INTL. FCStone, Inc. *	1,985	57,883
Investment Technology Group, Inc.	3,597	73,199
JMP Group LLC	3,722	27,245
KCG Holdings, Inc., Class A *	6,703	71,186
Ladenburg Thalmann Financial Services,Inc. *	6,581	20,006
Legg Mason, Inc.	9,571	472,233
Oppenheimer Holdings, Inc., Class A	1,226	27,830
Piper Jaffray Cos. *	700	31,395
Safeguard Scientifics, Inc. *	1,866	34,260

		1,249,862

Chemicals 2.5%
A. Schulman, Inc.	5,552	206,701
American Vanguard Corp.	3,565	45,703
Axiall Corp.	8,783	258,484
Cabot Corp.	6,489	228,283
Calgon Carbon Corp.	7,109	125,758
Chase Corp.	918	35,095
Chemtura Corp. *	12,142	333,055
Codexis, Inc. *	1,324	4,303
Core Molding Technologies, Inc. *	1,940	37,015
Cytec Industries, Inc.	5,116	379,761
FutureFuel Corp.	4,447	50,874
H.B. Fuller Co.	6,707	268,683
Hawkins, Inc.	1,432	52,239
Huntsman Corp.	5,237	99,503
Innophos Holdings, Inc.	2,371	122,059
Innospec, Inc.	3,301	142,768
KMG Chemicals, Inc.	1,276	27,855
Kraton Performance Polymers, Inc. *	4,878	100,097
Kronos Worldwide, Inc.	857	8,433
LSB Industries, Inc. *	1,598	58,982
Minerals Technologies, Inc.	4,564	295,519
Olin Corp. (a)	16,972	390,186
OM Group, Inc.	5,533	187,458
OMNOVA Solutions, Inc. *	4,209	27,232
Stepan Co.	548	26,858
Trecora Resources *	2,453	34,244
Tredegar Corp.	2,671	45,033
Tronox Ltd., Class A	5,799	63,673

		3,655,854

Commercial Services & Supplies 3.3%
ABM Industries, Inc.	14,604	481,348
ACCO Brands Corp. *	14,427	118,013
Acme United Corp.	200	3,612
ADT Corp. (The) (a)	3,950	136,393
AMREP Corp. *	216	1,112
ARC Document Solutions, Inc. *	6,278	43,381
Civeo Corp.	6,311	13,505
Covanta Holding Corp.	16,068	317,182
Ennis, Inc.	3,361	56,398
Essendant, Inc.	5,258	193,600
Fuel Tech, Inc. *	2,542	4,626
G&K Services, Inc., Class A	918	60,184
InnerWorkings, Inc. *	4,148	31,110
Intersections, Inc. *(a)	2,600	5,798
KAR Auction Services, Inc.	15,756	613,381
Kimball International, Inc., Class B	9,688	109,668
Matthews International Corp., Class A	3,333	179,482
McGrath RentCorp	4,030	102,201
Mobile Mini, Inc.	9,458	351,176
Multi-Color Corp.	2,611	166,738
NL Industries, Inc. *	3,031	20,399
Quad/Graphics, Inc.	2,723	44,793
SP Plus Corp. *	1,553	40,611
Team, Inc. *	2,159	93,701
Tetra Tech, Inc.	12,588	335,344
TRC Cos., Inc. *	2,395	22,992
UniFirst Corp.	2,352	260,649
US Ecology, Inc.	601	27,580
Versar, Inc. *	2,487	8,481
Viad Corp.	6,406	183,660
Virco Manufacturing Corp. *	1,500	3,885
Waste Connections, Inc.	17,014	852,912

		4,883,915

Communications Equipment 1.3%
ADTRAN, Inc.	3,364	55,506
ARRIS Group, Inc. *	14,810	457,925
Aviat Networks, Inc. *	7,678	8,753
Bel Fuse, Inc., Class B	2,019	44,580
Black Box Corp.	2,600	40,716
Communications Systems, Inc.	2,369	23,808
Comtech Telecommunications Corp.	3,510	101,123
Digi International, Inc. *	7,072	71,569
EchoStar Corp., Class A *	5,422	251,689
EMCORE Corp. *	3,875	23,986
Finisar Corp. *	11,385	198,213
Harris Corp.	1,052	87,253
Ixia *	1,540	20,328
NETGEAR, Inc. *	2,495	83,558
Oclaro, Inc. *(a)	16,707	38,426
Optical Cable Corp.	300	1,002
PC-Tel, Inc.	1,200	8,460
Plantronics, Inc.	679	39,436
Polycom, Inc. *	14,750	167,855
RELM Wireless Corp. *	2,881	9,830
ShoreTel, Inc. *	6,179	43,809
TESSCO Technologies, Inc.	1,910	47,120
ViaSat, Inc. *	1,273	78,926
Westell Technologies, Inc., Class A *	14,436	17,612

		1,921,483

Construction & Engineering 2.0%
AECOM *	19,677	606,642
Aegion Corp. *	8,058	159,307
Ameresco, Inc., Class A *	4,900	33,810
Argan, Inc.	618	24,028
Chicago Bridge & Iron Co. NV	371	19,715
Comfort Systems USA, Inc.	4,488	124,048
Dycom Industries, Inc. *	6,300	416,178
EMCOR Group, Inc.	6,071	290,376
Furmanite Corp. *	2,078	13,548
Goldfield Corp. (The) *	3,969	5,557
Granite Construction, Inc.	1,320	44,906
Great Lakes Dredge & Dock Corp. *	18,191	92,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
HC2 Holdings, Inc. *(a)	503	$3,923
Integrated Electrical Services, Inc. *	1,457	9,776
Jacobs Engineering Group, Inc. *	8,224	346,395
Layne Christensen Co. *	4,132	34,296
MasTec, Inc. *	993	18,301
MYR Group, Inc. *	5,695	171,078
Northwest Pipe Co. *	2,416	43,609
Orion Marine Group, Inc. *	7,050	51,042
Quanta Services, Inc. *	4,330	119,595
Sterling Construction Co., Inc. *	3,017	14,150
Tutor Perini Corp. *	12,868	269,327

		2,911,835

Construction Materials 0.0% †
United States Lime & Minerals, Inc.	750	40,500

Consumer Finance 0.4%
Asta Funding, Inc. *	2,269	18,946
Atlanticus Holdings Corp. *	1,995	7,820
Cash America International, Inc.	5,300	146,969
Consumer Portfolio Services, Inc. *	1,523	9,199
Encore Capital Group, Inc. *(a)	2,812	120,944
EZCORP, Inc., Class A *	5,930	42,044
First Marblehead Corp. (The) *	1,274	4,803
Green Dot Corp., Class A *	614	12,722
Imperial Holdings, Inc. *	2,976	16,814
Nelnet, Inc., Class A	4,237	166,896
QC Holdings, Inc.	37	87

		547,244

Containers & Packaging 0.8%
Bemis Co., Inc.	13,125	584,981
Greif, Inc., Class A	1,674	51,877
Myers Industries, Inc.	3,652	55,255
Sonoco Products Co.	12,698	524,174

		1,216,287

Distributors 0.3%
Core-Mark Holding Co., Inc.	4,956	315,053
VOXX International Corp. *	5,943	47,544
Weyco Group, Inc.	618	17,835

		380,432

Diversified Consumer Services 1.4%
American Public Education, Inc. *	430	11,124
Apollo Education Group, Inc. *	1,172	15,013
Ascent Capital Group, Inc., Class A *	1,498	58,467
Bridgepoint Education, Inc. *	8,834	83,216
Career Education Corp. *	20,336	64,669
Carriage Services, Inc.	1,715	41,212
DeVry Education Group, Inc.	5,609	170,401
Graham Holdings Co., Class B	900	620,604
Houghton Mifflin Harcourt Co. *	916	23,935
K12, Inc. *	4,600	60,674
Lincoln Educational Services Corp.	2,317	3,406
Regis Corp. *	10,909	159,599
Service Corp. International	24,889	759,363
Steiner Leisure Ltd. *	208	12,002

		2,083,685

Diversified Financial Services 0.4%
GAIN Capital Holdings, Inc.	3,600	25,128
Marlin Business Services Corp.	1,601	25,440
NewStar Financial, Inc. *	6,586	76,200
PHH Corp. *	11,592	289,337
PICO Holdings, Inc. *	6,104	75,262
Resource America, Inc., Class A	4,503	36,384

		527,751

Diversified Telecommunication Services 0.5%
Atlantic Tele-Network, Inc.	1,555	110,001
General Communication, Inc., Class A *	11,580	213,072
Hawaiian Telcom Holdco, Inc. *	2,026	50,447
IDT Corp., Class B	278	4,732
Iridium Communications, Inc. *(a)	7,904	58,648
Lumos Networks Corp.	2,013	28,101
Premiere Global Services, Inc. *	7,626	82,284
Vonage Holdings Corp. *	27,199	173,802
Windstream Holdings, Inc. (a)	12,806	62,110

		783,197

Electrical Equipment 0.8%
AZZ, Inc.	2,366	122,440
Encore Wire Corp.	3,906	134,093
EnerSys	6,126	382,569
Franklin Electric Co., Inc.	5,666	163,521
General Cable Corp.	2,316	37,797
Global Power Equipment Group, Inc.	1,629	10,996
GrafTech International Ltd. *	20,296	102,089
LSI Industries, Inc.	4,939	49,192
Orion Energy Systems, Inc. *	3,156	6,785
Powell Industries, Inc.	1,095	32,675
Preformed Line Products Co.	281	9,683
SL Industries, Inc. *	580	22,707
Thermon Group Holdings, Inc. *	2,474	59,698
Ultralife Corp. *	3,374	13,732

		1,147,977

Electronic Equipment, Instruments & Components 4.9%
Anixter International, Inc. *	1,200	79,452
Arrow Electronics, Inc. *	12,284	714,315
Avnet, Inc.	14,633	610,635
AVX Corp.	16,821	226,579
Benchmark Electronics, Inc. *	5,200	114,712
Checkpoint Systems, Inc.	8,356	73,031
Coherent, Inc. *	2,505	145,165
CTS Corp.	6,185	116,216
DTS, Inc. *	1,013	28,860
Electro Rent Corp.	5,979	60,089
Electro Scientific Industries, Inc.	5,246	24,132
Fabrinet *	2,629	48,794
Frequency Electronics, Inc. *	900	10,035
Gerber Scientific, Inc. *(b)	4,000	0
GSI Group, Inc. *	582	8,247
ID Systems, Inc. *	245	1,370
IEC Electronics Corp. *	1,140	4,389
II-VI, Inc. *	4,298	73,066
Ingram Micro, Inc., Class A *	21,208	577,494
Insight Enterprises, Inc. *	8,590	231,844
Iteris, Inc. *	1,700	3,145
Jabil Circuit, Inc.	24,350	493,088
KEMET Corp. *	11,864	27,643
Key Tronic Corp. *	2,680	26,827
Kimball Electronics, Inc. *	7,266	97,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Knowles Corp. *(a)	227	$4,324
Mercury Systems, Inc. *	8,683	122,343
Methode Electronics, Inc.	1,175	31,525
Multi-Fineline Electronix, Inc. *	2,600	46,436
Napco Security Technologies, Inc. *	1,850	10,878
Newport Corp. *	7,821	123,885
OSI Systems, Inc. *	2,266	159,028
PAR Technology Corp. *	1,700	7,633
Park Electrochemical Corp.	1,738	30,693
PC Connection, Inc.	2,400	53,256
PCM, Inc. *	3,273	32,959
Planar Systems, Inc. *	1,900	7,904
Plexus Corp. *	5,596	213,431
Radisys Corp. *	5,568	15,924
RF Industries Ltd.	443	1,892
Richardson Electronics Ltd.	2,700	17,739
Rofin-Sinar Technologies, Inc. *	6,775	168,969
Rogers Corp. *	2,587	144,794
Sanmina Corp. *	20,073	443,011
ScanSource, Inc. *	5,879	222,403
SMTC Corp. *	2,189	3,656
SYNNEX Corp.	6,727	508,763
Tech Data Corp. *	9,257	539,961
TTM Technologies, Inc. *	20,867	190,516
Vicon Industries, Inc.	371	471
Vishay Intertechnology, Inc.	30,628	351,609
Vishay Precision Group, Inc. *	2,246	31,354
Wayside Technology Group, Inc.	200	3,898
Wireless Telecom Group, Inc. *	5,122	10,500

		7,296,320

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.	6,737	140,130
Basic Energy Services, Inc. *(a)	11,347	68,536
Bristow Group, Inc.	5,890	265,344
C&J Energy Services Ltd. *	6,638	64,057
Dawson Geophysical Co. *	5,561	22,967
Diamond Offshore Drilling, Inc. (a)	5,726	125,686
ENGlobal Corp. *	1,900	2,318
Era Group, Inc. *	5,757	97,466
Exterran Holdings, Inc.	14,869	368,603
Forum Energy Technologies, Inc. *	511	7,808
Gulf Island Fabrication, Inc.	3,273	37,345
GulfMark Offshore, Inc., Class A (a)	5,722	53,901
Helix Energy Solutions Group, Inc. *	17,687	148,040
Hornbeck Offshore Services, Inc. *	6,751	122,868
Key Energy Services, Inc. *	23,625	21,501
Matrix Service Co. *	4,874	94,458
McDermott International, Inc. *	18,281	80,436
Mitcham Industries, Inc. *	4,242	17,519
Nabors Industries Ltd.	18,934	219,824
Natural Gas Services Group, Inc. *	3,681	74,062
Newpark Resources, Inc. *	19,360	139,973
Noble Corp. PLC (a)	2,730	32,623
Nuverra Environmental Solutions, Inc. *	150	423
Oil States International, Inc. *	1,358	40,889
Pacific Drilling SA *	9,233	20,682
Parker Drilling Co. *	32,999	83,817
Patterson-UTI Energy, Inc.	16,779	276,602
PHI, Inc., Non-Voting Shares *	2,915	80,833
Pioneer Energy Services Corp. *	10,270	37,588
Rowan Cos. PLC, Class A	13,687	235,827
RPC, Inc. (a)	10,851	133,467
SEACOR Holdings, Inc. *	4,636	292,856
Seventy Seven Energy, Inc. *	500	1,560
Superior Energy Services, Inc.	18,528	314,976
Tesco Corp.	9,448	90,701
TETRA Technologies, Inc. *	22,243	105,877
Tidewater, Inc. (a)	6,880	134,366
Unit Corp. *	10,135	199,964
Willbros Group, Inc. *	8,018	6,495

		4,262,388

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	7,317	272,924
Ingles Markets, Inc., Class A	3,941	182,389
SpartanNash Co.	9,804	315,787
Village Super Market, Inc., Class A	817	23,432
Weis Markets, Inc.	3,145	132,625

		927,157

Food Products 2.9%
Alico, Inc.	847	37,962
Cal-Maine Foods, Inc. (a)	5,728	310,228
Darling Ingredients, Inc. *	17,555	225,582
Dean Foods Co.	19,750	351,550
Diamond Foods, Inc. *	1,567	50,630
Fresh Del Monte Produce, Inc.	14,882	588,137
Ingredion, Inc.	9,113	803,767
John B. Sanfilippo & Son, Inc.	684	35,561
Landec Corp. *	5,776	77,110
Limoneira Co. (a)	232	4,777
Omega Protein Corp. *	4,957	70,488
Pinnacle Foods, Inc.	14,505	652,000
Post Holdings, Inc. *	7,965	428,039
Sanderson Farms, Inc. (a)	2,842	204,652
Seaboard Corp. *	78	271,050
Seneca Foods Corp., Class A *	1,711	49,944
Snyder’s-Lance, Inc.	5,692	185,104

		4,346,581

Gas Utilities 0.5%
UGI Corp.	21,574	788,314

Health Care Equipment & Supplies 1.9%
Alere, Inc. *	13,445	653,561
Alphatec Holdings, Inc. *	4,920	6,691
Analogic Corp.	1,442	116,153
AngioDynamics, Inc. *	8,170	126,635
CONMED Corp.	2,921	165,679
CryoLife, Inc.	3,416	37,405
Cutera, Inc. *	1,161	17,624
Cynosure, Inc., Class A *	4,639	179,993
Exactech, Inc. *	2,345	46,853
Greatbatch, Inc. *	2,835	154,593
Haemonetics Corp. *	5,413	216,574
Halyard Health, Inc. *	1,772	72,191
ICU Medical, Inc. *	1,117	111,611
Integra LifeSciences Holdings Corp. *	3,691	236,704
Invacare Corp.	10,801	184,157
Kewaunee Scientific Corp.	92	1,518
LeMaitre Vascular, Inc.	1,044	14,867
Merit Medical Systems, Inc. *	10,350	264,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Misonix, Inc. *	600	$5,580
Orthofix International NV *	156	5,204
RTI Surgical, Inc. *	9,045	65,848
SeaSpine Holdings Corp. *	1,230	19,292
Symmetry Surgical, Inc. *	2,628	21,891
Tornier NV *	1,662	41,367

		2,766,537

Health Care Providers & Services 3.0%
Aceto Corp.	3,032	71,040
Addus HomeCare Corp. *	1,031	27,981
Air Methods Corp. *	2,343	92,291
Almost Family, Inc. *	1,742	76,230
AMN Healthcare Services, Inc. *	773	22,749
Amsurg Corp. *	6,879	493,500
BioScrip, Inc. *(a)	10,685	26,819
BioTelemetry, Inc. *	245	2,996
Digirad Corp.	1,500	6,555
Five Star Quality Care, Inc. *	11,300	51,076
Hanger, Inc. *	5,565	120,427
Healthways, Inc. *	6,807	86,177
IPC Healthcare, Inc. *	2,174	120,548
Kindred Healthcare, Inc.	14,154	291,997
LHC Group, Inc. *	4,529	182,473
LifePoint Health, Inc. *	7,780	644,651
Magellan Health, Inc. *	6,611	400,561
MedCath Corp. *(b)	2,115	0
Molina Healthcare, Inc. *	6,052	456,502
National HealthCare Corp.	1,300	82,160
Owens & Minor, Inc.	6,961	244,749
PDI, Inc. *	1,600	3,408
PharMerica Corp. *	4,637	158,446
Providence Service Corp. (The) *	768	36,142
Select Medical Holdings Corp.	21,613	311,876
SunLink Health Systems, Inc. *	700	1,106
Triple-S Management Corp., Class B *	6,848	147,780
Universal American Corp. *	21,648	200,677
VCA, Inc. *	1,804	111,000

		4,471,917

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	6,844	98,964
Arrhythmia Research Technology, Inc. *	200	1,274
MedAssets, Inc. *	8,062	187,845
Omnicell, Inc. *	3,353	122,451

		410,534

Hotels, Restaurants & Leisure 1.6%
Ambassadors Group, Inc. *	201	466
Ark Restaurants Corp.	318	7,743
Belmond Ltd., Class A *	16,794	203,375
Biglari Holdings, Inc. *	2	870
Bob Evans Farms, Inc.	1,572	78,474
Churchill Downs, Inc.	1,471	198,673
DineEquity, Inc.	1,384	143,950
Dover Motorsports, Inc.	1,000	2,350
Eldorado Resorts, Inc. *	1,630	13,773
Frisch’s Restaurants, Inc.	373	12,570
Gaming Partners International Corp. *	341	3,427
International Speedway Corp., Class A	6,532	223,852
Interval Leisure Group, Inc.	1,633	34,816
Isle of Capri Casinos, Inc. *	2,885	52,622
Luby’s, Inc. *	3,390	16,441
Marcus Corp. (The)	2,900	60,784
Marriott Vacations Worldwide Corp.	5,756	481,202
Monarch Casino & Resort, Inc. *	1,893	35,229
RCI Hospitality Holdings, Inc. *	1,722	19,218
Red Lion Hotels Corp. *	1,000	8,140
Ruby Tuesday, Inc. *	16,029	117,653
Speedway Motorsports, Inc.	6,047	126,685
Wendy’s Co. (The)	55,201	566,362

		2,408,675

Household Durables 1.9%
Bassett Furniture Industries, Inc.	1,614	52,923
Cavco Industries, Inc. *	1,086	79,365
CSS Industries, Inc.	1,000	28,390
Emerson Radio Corp.	3,000	3,780
Ethan Allen Interiors, Inc.	3,428	103,491
Flexsteel Industries, Inc.	1,648	65,788
Helen of Troy Ltd. *	8,623	756,927
Hooker Furniture Corp.	2,384	59,481
KB Home	1,674	26,751
La-Z-Boy, Inc.	8,142	206,807
Lifetime Brands, Inc.	2,956	42,980
M.D.C. Holdings, Inc.	7,182	214,455
M/I Homes, Inc. *	5,757	144,386
Meritage Homes Corp. *	5,800	261,580
NACCO Industries, Inc., Class A	939	47,673
Orleans Homebuilders, Inc. *(b)	1,500	0
Ryland Group, Inc. (The)	6,090	276,912
Skullcandy, Inc. *	7,551	55,198
Skyline Corp. *	1,050	3,433
Standard Pacific Corp. *	21,811	196,081
Stanley Furniture Co., Inc. *	2,120	6,487
TRI Pointe Group, Inc. *	4,068	60,206
Universal Electronics, Inc. *	1,902	98,600
WCI Communities, Inc. *	467	11,787
William Lyon Homes, Class A *	1,684	40,180

		2,843,661

Household Products 0.1%
Central Garden & Pet Co. *	2,100	19,299
Central Garden & Pet Co., Class A *	6,539	65,913
HRG Group, Inc. *	3,603	51,343
Oil-Dri Corp. of America	461	12,106
Orchids Paper Products Co.	943	23,801

		172,462

Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	8,315	338,254

Information Technology Services 1.4%
Acxiom Corp. *	5,508	98,648
CACI International, Inc., Class A *	3,439	282,445
Ciber, Inc. *	15,843	52,440
Convergys Corp.	18,583	466,619
CoreLogic, Inc. *	7,424	292,802
CSG Systems International, Inc.	3,137	97,561
Datalink Corp. *	3,720	25,222
Edgewater Technology, Inc. *	400	2,836
ExlService Holdings, Inc. *	1,435	55,635
Global Cash Access Holdings, Inc. *	6,400	32,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Hackett Group, Inc. (The)	8,020	$102,656
ManTech International Corp., Class A	3,611	107,644
ModusLink Global Solutions, Inc. *	4,527	14,713
NCI, Inc., Class A	1,153	12,971
Perficient, Inc. *	4,670	75,794
StarTek, Inc. *	2,764	10,393
Sykes Enterprises, Inc. *	9,515	231,976
TeleTech Holdings, Inc.	2,062	55,942

		2,018,617

Insurance 11.0%
Allied World Assurance Co. Holdings AG	12,828	542,111
Ambac Financial Group, Inc. *	5,108	81,932
American Equity Investment Life Holding Co.	14,026	414,328
American Financial Group, Inc.	11,885	819,471
American National Insurance Co.	2,668	285,343
AMERISAFE, Inc.	3,192	159,760
AmTrust Financial Services, Inc.	1,336	92,865
Argo Group International Holdings Ltd.	3,796	214,019
Aspen Insurance Holdings Ltd.	12,632	607,473
Assurant, Inc.	11,838	883,115
Assured Guaranty Ltd.	21,908	535,870
Axis Capital Holdings Ltd.	13,729	790,241
Baldwin & Lyons, Inc., Class B	664	15,485
Citizens, Inc. *(a)	2,376	16,086
CNO Financial Group, Inc.	27,867	497,147
Donegal Group, Inc., Class A	4,202	62,484
EMC Insurance Group, Inc.	2,194	52,919
Employers Holdings, Inc.	3,741	89,784
Endurance Specialty Holdings Ltd.	6,239	433,548
Enstar Group Ltd. *	878	140,471
FBL Financial Group, Inc., Class A	2,316	132,035
Federated National Holding Co.	1,720	40,575
First Acceptance Corp. *	3,404	10,178
First American Financial Corp.	223	9,049
Global Indemnity PLC *	2,101	58,093
Greenlight Capital Re Ltd., Class A *	3,173	88,273
Hallmark Financial Services, Inc. *	3,425	36,579
Hanover Insurance Group, Inc. (The)	5,871	474,670
HCC Insurance Holdings, Inc.	3,000	231,480
Horace Mann Educators Corp.	5,225	184,129
Independence Holding Co.	2,090	27,337
Investors Title Co.	330	23,503
Kemper Corp.	13,554	524,811
Maiden Holdings Ltd.	15,409	254,865
MBIA, Inc. *	25,120	149,464
Montpelier Re Holdings Ltd.	4,370	186,381
National General Holdings Corp.	3,832	87,714
National Western Life Insurance Co., Class A	223	53,741
Navigators Group, Inc. (The) *	2,405	188,023
Old Republic International Corp.	33,789	565,290
OneBeacon Insurance Group Ltd., Class A	1,800	26,100
PartnerRe Ltd.	6,493	882,788
Phoenix Cos., Inc. (The) *	919	12,682
ProAssurance Corp.	5,715	275,977
Reinsurance Group of America, Inc.	8,212	792,622
RenaissanceRe Holdings Ltd.	7,493	803,999
RLI Corp.	1,619	89,417
Safety Insurance Group, Inc.	2,402	139,292
Selective Insurance Group, Inc.	6,719	207,012
StanCorp Financial Group, Inc.	7,203	821,286
State Auto Financial Corp.	3,671	88,838
Stewart Information Services Corp.	6,309	259,426
Symetra Financial Corp.	22,081	552,908
United Fire Group, Inc.	5,098	176,187
Universal Insurance Holdings, Inc.	1,949	53,442
Validus Holdings Ltd.	11,817	547,718
White Mountains Insurance Group Ltd.	567	400,302

		16,190,638

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A *	6,313	62,814
FTD Cos., Inc. *	5,619	163,681
Lands’ End, Inc. *(a)	995	23,462
Liberty TripAdvisor Holdings, Inc., Series A *	2,623	76,828
Liberty Ventures,Series A *	799	33,143
Shutterfly, Inc. *	2,662	115,132

		475,060

Internet Software & Services 0.8%
Bankrate, Inc. *	7,233	65,965
Blucora, Inc. *	9,727	137,832
BroadVision, Inc. *	530	2,920
DHI Group, Inc. *	9,958	79,365
EarthLink Holdings Corp.	27,776	203,876
Internap Corp. *	4,581	42,191
IntraLinks Holdings, Inc. *	13,803	156,802
Limelight Networks, Inc. *	13,145	49,557
Marchex, Inc., Class B	5,787	26,620
Monster Worldwide, Inc. *	28,853	203,414
QuinStreet, Inc. *	1,905	11,087
Qumu Corp. *	1,201	6,485
RealNetworks, Inc. *	8,708	40,753
Reis, Inc.	561	13,722
RetailMeNot, Inc. *	814	12,332
Support.com, Inc. *	3,456	4,182
TechTarget, Inc. *	2,129	18,437
TheStreet, Inc.	8,732	16,416
United Online, Inc. *	3,514	48,845
XO Group, Inc. *	7,450	110,484

		1,251,285

Leisure Products 0.3%
Arctic Cat, Inc.	1,298	37,136
Callaway Golf Co.	23,624	216,396
Escalade, Inc.	1,700	29,342
JAKKS Pacific, Inc. *	744	7,328
Johnson Outdoors, Inc., Class A	910	19,201
LeapFrog Enterprises, Inc. *	12,323	11,569
Vista Outdoor, Inc. *	3,573	168,538

		489,510

Life Sciences Tools & Services 0.2%
Affymetrix, Inc. *(a)	22,911	251,105
Cambrex Corp. *	282	13,888
Harvard Bioscience, Inc. *	8,872	43,384

		308,377

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Machinery 3.7%
Actuant Corp., Class A	4,173	$96,229
AGCO Corp.	11,377	625,849
Alamo Group, Inc.	3,290	172,857
Albany International Corp., Class A	4,353	162,019
Altra Industrial Motion Corp.	2,145	54,483
American Railcar Industries, Inc. (a)	3,556	142,062
Astec Industries, Inc.	4,508	177,209
Barnes Group, Inc.	9,800	381,514
Briggs & Stratton Corp.	11,092	204,980
Chart Industries, Inc. *	336	9,173
CIRCOR International, Inc.	1,231	58,879
Columbus McKinnon Corp.	2,396	56,210
Douglas Dynamics, Inc.	3,542	72,682
Dynamic Materials Corp.	3,442	38,826
Eastern Co. (The)	399	6,935
EnPro Industries, Inc.	3,189	161,619
ESCO Technologies, Inc.	4,475	170,363
Federal Signal Corp.	8,450	126,412
FreightCar America, Inc.	1,066	20,531
Gencor Industries, Inc. *	499	4,785
Greenbrier Cos., Inc. (The) (a)	5,289	241,972
Hardinge, Inc.	3,600	30,600
Hurco Cos., Inc.	1,343	42,036
Hyster-Yale Materials Handling, Inc.	1,391	94,129
Kadant, Inc.	600	27,354
Key Technology, Inc. *	300	3,753
LB Foster Co., Class A	1,727	50,687
LS Starrett Co. (The), Class A	690	11,558
Lydall, Inc. *	2,211	65,689
Manitowoc Co., Inc. (The)	12,932	228,508
MFRI, Inc. *	700	3,934
Miller Industries, Inc.	3,923	68,692
Mueller Industries, Inc.	7,738	250,479
NN, Inc.	4,118	94,014
Oshkosh Corp.	6,041	220,738
PMFG, Inc. *	3,719	22,872
RBC Bearings, Inc. *	1,457	98,712
Standex International Corp.	168	12,573
Supreme Industries, Inc., Class A	1,565	12,896
Tecumseh Products Co. *	3,927	7,697
Terex Corp.	3,088	68,430
Titan International, Inc.	7,730	72,198
TriMas Corp. *	4,446	104,481
Trinity Industries, Inc.	10,353	302,929
Twin Disc, Inc.	800	12,880
Valmont Industries, Inc. (a)	1,753	194,986
Wabash National Corp. *	8,502	116,817
Watts Water Technologies, Inc., Class A	3,888	215,628
Woodward, Inc.	1,823	89,983

		5,510,842

Marine 0.2%
Golden Ocean Group Ltd.	7,701	29,957
International Shipholding Corp.	1,527	7,650
Kirby Corp. *	159	11,513
Matson, Inc.	6,764	280,165
Ultrapetrol (Bahamas) Ltd. *	8,916	6,996

		336,281

Media 1.4%
A H Belo Corp., Class A	5,287	27,228
Ballantyne Strong, Inc. *	3,804	17,042
Cable One, Inc. *	900	373,698
Carmike Cinemas, Inc. *	1,124	28,156
Central European Media Enterprises Ltd., Class A *(a)	10,662	25,589
Cumulus Media, Inc., Class A *	33,273	54,901
E.W. Scripps Co. (The), Class A	9,008	197,906
Entercom Communications Corp., Class A *	7,800	82,134
Gray Television, Inc. *	18,869	318,697
Harte-Hanks, Inc.	15,557	72,962
Journal Media Group, Inc.	4,991	40,377
Media General, Inc. *	4,890	77,604
Meredith Corp.	5,055	242,236
New York Times Co. (The), Class A	4,699	62,121
Orchard Enterprises, Inc. *(b)	200	0
Radio One, Inc., Class D *	7,300	17,812
Saga Communications, Inc., Class A	533	21,587
Salem Media Group, Inc., Class A	4,000	25,720
Scholastic Corp.	1,234	53,173
Sizmek, Inc. *	5,632	43,704
Time, Inc.	9,434	210,567

		1,993,214

Metals & Mining 2.3%
Alcoa, Inc.	18,572	183,304
Allegheny Technologies, Inc.	10,925	232,921
AM Castle & Co. *(a)	5,579	15,900
Ampco-Pittsburgh Corp.	2,015	26,820
Carpenter Technology Corp.	2,033	76,319
Century Aluminum Co. *	12,804	119,333
Coeur Mining, Inc. *(a)	21,453	75,729
Commercial Metals Co.	16,252	250,443
Friedman Industries, Inc.	1,708	9,923
Haynes International, Inc.	1,062	45,209
Hecla Mining Co.	32,760	68,796
Kaiser Aluminum Corp.	1,437	121,355
Materion Corp.	6,595	201,807
Olympic Steel, Inc.	2,883	34,942
Reliance Steel & Aluminum Co.	9,451	572,731
Schnitzer Steel Industries, Inc., Class A	6,514	102,335
Steel Dynamics, Inc.	32,100	642,963
Stillwater Mining Co. *	8,998	85,661
SunCoke Energy, Inc.	14,908	183,219
Synalloy Corp.	400	4,724
TimkenSteel Corp.	2,796	52,089
United States Steel Corp. (a)	11,566	225,190
Universal Stainless & Alloy Products, Inc. *	2,462	33,262

		3,364,975

Multiline Retail 0.7%
Dillard’s, Inc., Class A	6,260	637,769
Fred’s, Inc., Class A	7,180	129,527
Gordmans Stores, Inc. *	2,434	13,412
J.C. Penney Co., Inc. *(a)	26,772	220,601

		1,001,309

Oil, Gas & Consumable Fuels 3.6%
Adams Resources & Energy, Inc.	928	44,331
Alon USA Energy, Inc.	11,971	222,780
Approach Resources, Inc. *(a)	3,447	13,409
Bill Barrett Corp. *(a)	6,715	38,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc. *	1,221	$9,536
California Resources Corp.	189	800
Callon Petroleum Co. *	12,330	80,638
Carrizo Oil & Gas, Inc. *	3,997	152,406
Clayton Williams Energy, Inc. *	2,805	112,985
Cloud Peak Energy, Inc. *	10,788	34,306
Comstock Resources, Inc. (a)	13,801	17,389
Contango Oil & Gas Co. *	2,718	24,951
CVR Energy, Inc.	5,163	197,382
Delek US Holdings, Inc.	13,041	465,172
Denbury Resources, Inc.	21,886	86,231
DHT Holdings, Inc.	4,162	33,088
Emerald Oil, Inc. *	665	1,124
Energy XXI Ltd. (a)	12,770	22,603
EnLink Midstream LLC	1,910	51,475
EP Energy Corp., Class A *	5,079	42,511
GasLog Ltd.	1,613	25,034
Gastar Exploration, Inc. *	7,400	12,580
Green Plains, Inc.	9,109	204,497
Jones Energy, Inc., Class A *	1,251	8,807
Kosmos Energy Ltd. *	31,589	227,441
Laredo Petroleum, Inc. *	1,291	11,064
LinnCo LLC (a)	1,400	5,460
Matador Resources Co. *	7,081	155,994
Midstates Petroleum Co., Inc. *(a)	1,883	1,072
Newfield Exploration Co. *	18,036	591,400
Noble Energy, Inc.	563	19,820
Nordic American Tankers Ltd. (a)	457	6,864
Northern Oil and Gas, Inc. *(a)	10,054	47,857
Overseas Shipholding Group, Inc., Class B *	3,400	12,240
Panhandle Oil and Gas, Inc., Class A	171	3,047
PBF Energy, Inc., Class A	10,270	324,224
PDC Energy, Inc. *	2,235	104,933
Peabody Energy Corp. (a)	28,065	33,678
Penn Virginia Corp. *(a)	21,218	28,432
Renewable Energy Group, Inc. *	11,439	116,678
Rex Energy Corp. *(a)	12,676	28,394
RSP Permian, Inc. *	3,198	79,310
Scorpio Tankers, Inc.	16,005	171,894
Ship Finance International Ltd. (a)	9,817	164,238
SM Energy Co.	4,850	179,790
Stone Energy Corp. *	11,501	66,591
Swift Energy Co. *(a)	7,500	5,484
Synergy Resources Corp. *	3,447	33,539
Triangle Petroleum Corp. *(a)	25,328	93,967
VAALCO Energy, Inc. *	16,300	21,516
W&T Offshore, Inc. (a)	15,600	58,812
Western Refining, Inc.	13,678	604,021
WPX Energy, Inc. *	23,545	204,842

		5,304,778

Paper & Forest Products 1.2%
Boise Cascade Co. *	3,428	113,741
Clearwater Paper Corp. *	2,700	158,895
Domtar Corp.	16,668	677,721
KapStone Paper and Packaging Corp.	12,954	303,124
Mercer International, Inc. *	9,600	116,064
P.H. Glatfelter Co.	5,872	119,847
Resolute Forest Products, Inc. *	12,249	121,020
Schweitzer-Mauduit International, Inc.	3,518	139,665

		1,750,077

Personal Products 0.1%
Inter Parfums, Inc.	1,134	34,462
Mannatech, Inc. *	180	3,114
Nutraceutical International Corp. *	2,121	51,265

		88,841

Pharmaceuticals 0.4%
Cumberland Pharmaceuticals, Inc. *	3,851	23,992
Medicines Co. (The) *	4,487	140,847
Prestige Brands Holdings, Inc. *	8,368	398,484
SciClone Pharmaceuticals, Inc. *	9,673	88,121

		651,444

Professional Services 1.7%
CBIZ, Inc. *	10,512	103,017
CDI Corp.	3,055	36,996
CRA International, Inc. *	1,679	39,188
Franklin Covey Co. *	3,598	68,038
FTI Consulting, Inc. *	9,462	387,185
GP Strategies Corp. *	1,649	47,310
Heidrick & Struggles International, Inc.	3,433	75,080
Hill International, Inc. *	5,280	25,238
Hudson Global, Inc. *	3,050	6,649
Huron Consulting Group, Inc. *	3,076	235,222
ICF International, Inc. *	4,900	179,634
Kelly Services, Inc., Class A	11,298	168,792
Korn/Ferry International	9,135	305,840
Mistras Group, Inc. *	2,616	47,062
Navigant Consulting, Inc. *	10,803	169,823
On Assignment, Inc. *	6,686	256,207
Pendrell Corp. *	15,303	21,118
RCM Technologies, Inc.	400	2,024
Resources Connection, Inc.	10,511	166,389
RPX Corp. *	3,385	52,400
TrueBlue, Inc. *	3,022	77,847
VSE Corp.	1,299	61,573

		2,532,632

Real Estate Investment Trusts (REITs) 0.0% †
Communications Sales & Leasing, Inc.	2,609	54,398

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	7,464	281,766
AV Homes, Inc. *	2,103	31,061
Consolidated-Tomoka Land Co.	533	30,877
Forestar Group, Inc. *	6,786	86,861
FRP Holdings, Inc. *	468	13,811
Griffin Industrial Realty, Inc.	535	16,777

		461,153

Road & Rail 2.0%
AMERCO	300	107,811
ArcBest Corp.	7,253	239,712
Avis Budget Group, Inc. *	7,499	325,681
Celadon Group, Inc.	3,854	83,632
Con-way, Inc.	7,832	303,803
Covenant Transportation Group, Inc., Class A *	1,851	43,702
Genesee & Wyoming, Inc., Class A *	4,830	343,993
Knight Transportation, Inc.	2,571	69,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Road & Rail (continued)
Marten Transport Ltd.	10,682	$207,124
PAM Transportation Services, Inc. *	932	49,023
Patriot Transportation Holding, Inc. *	156	3,647
Roadrunner Transportation Systems, Inc. *	2,837	74,273
Ryder System, Inc.	7,358	666,046
Saia, Inc. *	3,270	141,983
USA Truck, Inc. *	1,450	28,362
Werner Enterprises, Inc.	9,675	273,222

		2,961,534

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	7,773	203,575
Alpha & Omega Semiconductor Ltd. *	1,600	12,560
Amkor Technology, Inc. *	17,671	77,929
ANADIGICS, Inc. *	6,380	4,019
Axcelis Technologies, Inc. *	25,191	74,314
AXT, Inc. *	4,715	11,080
Brooks Automation, Inc.	23,201	244,771
Cascade Microtech, Inc. *	1,518	22,633
Cirrus Logic, Inc. *	4,518	149,139
Cohu, Inc.	5,275	52,275
Diodes, Inc. *	5,923	131,431
DSP Group, Inc. *	648	5,657
Entegris, Inc. *	12,837	190,180
Fairchild Semiconductor International, Inc. *	30,633	461,333
First Solar, Inc. *	8,783	389,087
GigOptix, Inc. *	427	999
GSI Technology, Inc. *	2,857	14,714
Integrated Silicon Solution, Inc.	7,289	159,848
Intersil Corp., Class A	2,061	22,939
IXYS Corp.	8,521	89,130
Kulicke & Soffa Industries, Inc. *	16,503	171,796
Lattice Semiconductor Corp. *	36,515	179,654
MaxLinear, Inc., Class A *	1,601	17,419
Microsemi Corp. *	9,180	302,389
MKS Instruments, Inc.	14,152	502,396
NeoPhotonics Corp. *(a)	6,970	61,754
OmniVision Technologies, Inc. *	9,132	223,003
ON Semiconductor Corp. *	9,450	100,359
Pericom Semiconductor Corp.	5,847	69,989
Photronics, Inc. *	13,655	112,654
PMC-Sierra, Inc. *	15,792	107,544
Qorvo, Inc. *	416	24,107
Rubicon Technology, Inc. *	5,791	10,250
Rudolph Technologies, Inc. *	10,314	115,723
Sigma Designs, Inc. *	8,961	92,926
Tessera Technologies, Inc.	1,778	61,626
Ultra Clean Holdings, Inc. *	5,880	44,570
Ultratech, Inc. *	3,123	49,718
Xcerra Corp. *	1,296	8,145

		4,573,635

Software 0.9%
Aware, Inc. *	1,965	6,524
BSQUARE Corp. *	700	4,508
EnerNOC, Inc. *	4,864	40,031
Epiq Systems, Inc.	6,249	103,421
ePlus, Inc. *	892	68,604
GSE Systems, Inc. *	2,512	4,019
Mentor Graphics Corp.	14,010	365,521
Progress Software Corp. *	5,347	158,699
Rovi Corp. *	19,914	218,855
Seachange International, Inc. *	5,351	36,868
Tangoe, Inc. *	206	2,270
TeleCommunication Systems, Inc., Class A *	14,283	52,418
Telenav, Inc. *	2,119	14,833
Zynga, Inc., Class A *	80,533	199,722

		1,276,293

Specialty Retail 4.7%
Aaron’s, Inc.	12,312	455,298
Abercrombie & Fitch Co., Class A (a)	5,740	115,317
American Eagle Outfitters, Inc.	25,460	451,915
Ascena Retail Group, Inc. *	11,538	144,456
Barnes & Noble, Inc. *	16,595	436,283
bebe stores, inc.	22,178	40,808
Big 5 Sporting Goods Corp.	1,914	21,073
Books-A-Million, Inc. *	1,900	6,118
Build-A-Bear Workshop, Inc. *	5,216	91,019
Caleres, Inc.	7,063	233,362
Cato Corp. (The), Class A	1,359	52,199
Chico’s FAS, Inc.	15,462	235,332
Children’s Place, Inc. (The)	2,853	165,189
Christopher & Banks Corp. *	6,160	19,897
Citi Trends, Inc. *	4,439	105,693
Conn’s, Inc. *(a)	300	10,356
Destination XL Group, Inc. *	7,900	38,631
Express, Inc. *	5,760	109,670
Finish Line, Inc. (The), Class A	5,036	138,440
GameStop Corp., Class A (a)	12,710	582,753
Genesco, Inc. *	2,503	161,919
Group 1 Automotive, Inc.	3,291	319,128
Guess?, Inc.	8,015	175,448
Haverty Furniture Cos., Inc.	4,796	106,375
hhgregg, Inc. *(a)	6,217	20,827
Kirkland’s, Inc.	2,446	66,727
MarineMax, Inc. *	7,037	127,088
Men’s Wearhouse, Inc. (The)	8,345	496,694
Murphy USA, Inc. *	1,175	64,343
New York & Co., Inc. *	7,295	16,414
Office Depot, Inc. *	16,871	134,968
Penske Automotive Group, Inc.	10,737	579,798
Pep Boys-Manny, Moe & Jack (The) *	12,500	148,125
Perfumania Holdings, Inc. *	220	1,234
Rent-A-Center, Inc.	12,897	345,511
Shoe Carnival, Inc.	5,581	157,998
Sonic Automotive, Inc., Class A	4,342	101,125
Stage Stores, Inc.	3,860	67,936
Stein Mart, Inc.	2,527	25,750
Systemax, Inc. *	3,470	23,665
Tandy Leather Factory, Inc. *	1,309	11,100
Tilly’s, Inc., Class A *	900	8,145
Trans World Entertainment Corp. *	2,150	7,568
Vitamin Shoppe, Inc. *	3,913	143,842
West Marine, Inc. *	3,667	33,296
Zumiez, Inc. *	3,018	78,770

		6,877,603

Technology Hardware, Storage & Peripherals 0.7%
Astro-Med, Inc.	765	10,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Electronics For Imaging, Inc. *	5,191	$237,229
Hutchinson Technology, Inc. *	4,426	8,055
Imation Corp. *	6,274	25,723
Intevac, Inc. *	2,819	13,728
Lexmark International, Inc., Class A	8,866	301,355
QLogic Corp. *	19,088	169,311
Super Micro Computer, Inc. *	10,176	271,394
TransAct Technologies, Inc.	1,096	8,067

		1,045,442

Textiles, Apparel & Luxury Goods 1.3%
Charles & Colvard Ltd. *	3,368	4,850
Culp, Inc.	1,828	55,297
Delta Apparel, Inc. *	158	1,942
G-III Apparel Group Ltd. *	858	61,973
Iconix Brand Group, Inc. *	6,497	141,180
Lakeland Industries, Inc. *	200	2,100
Movado Group, Inc.	3,816	96,659
Perry Ellis International, Inc. *	4,123	99,323
Rocky Brands, Inc.	1,932	35,085
Skechers U.S.A., Inc., Class A *	7,122	1,071,505
Superior Uniform Group, Inc.	1,724	33,153
Unifi, Inc. *	2,451	75,638
Wolverine World Wide, Inc.	8,607	252,357

		1,931,062

Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	22,703	343,269
Atlantic Coast Financial Corp. *	235	1,062
Bank Mutual Corp.	8,483	61,671
BankFinancial Corp.	4,079	49,315
BBX Capital Corp., Class A *	488	7,793
Brookline Bancorp, Inc.	19,194	216,316
Cape Bancorp, Inc.	600	6,366
Capitol Federal Financial, Inc.	22,999	276,448
Clifton Bancorp, Inc.	2,855	38,828
Dime Community Bancshares, Inc.	4,847	82,399
ESSA Bancorp, Inc.	1,116	14,341
EverBank Financial Corp.	12,158	242,431
Federal Agricultural Mortgage Corp., Class C	2,150	57,512
First Defiance Financial Corp.	1,726	66,365
First Financial Northwest, Inc.	4,800	59,664
First Place Financial Corp. *(b)	367	0
Flagstar Bancorp, Inc. *	9,056	183,837
Fox Chase Bancorp, Inc.	1,341	22,891
HF Financial Corp.	155	2,406
Hingham Institution for Savings	82	9,923
Home Bancorp, Inc.	983	23,818
HomeStreet, Inc. *	2,141	48,408
HopFed Bancorp, Inc.	12	140
Hudson City Bancorp, Inc.	14,205	146,454
Louisiana Bancorp, Inc.	600	14,346
Meridian Bancorp, Inc. *	3,432	44,753
Meta Financial Group, Inc.	702	35,493
Northeast Community Bancorp, Inc.	300	2,265
Northfield Bancorp, Inc.	15,046	226,593
Northwest Bancshares, Inc.	12,876	163,396
OceanFirst Financial Corp.	2,296	40,249
Oneida Financial Corp.	845	17,492
Oritani Financial Corp.	5,415	85,070
Provident Financial Holdings, Inc.	1,200	19,308
Provident Financial Services, Inc.	7,627	149,642
Pulaski Financial Corp.	573	7,409
Riverview Bancorp, Inc.	5,811	25,162
SI Financial Group, Inc.	1,087	12,979
Southern Missouri Bancorp, Inc.	598	11,290
Territorial Bancorp, Inc.	1,130	28,600
TrustCo Bank Corp.	12,974	80,828
United Community Financial Corp.	10,202	52,642
United Financial Bancorp, Inc.	6,168	83,206
Walker & Dunlop, Inc. *	3,358	80,424
Washington Federal, Inc.	20,793	484,061
Waterstone Financial, Inc.	3,065	39,569
Westfield Financial, Inc.	4,598	34,071
WSFS Financial Corp.	3,204	91,987

		3,792,492

Tobacco 0.2%
Alliance One International, Inc. *	2,540	57,404
Universal Corp.	3,217	183,530

		240,934

Trading Companies & Distributors 1.5%
Air Lease Corp.	13,272	469,165
Applied Industrial Technologies, Inc.	4,795	185,231
Beacon Roofing Supply, Inc. *	6,154	215,390
CAI International, Inc. *	3,088	43,417
GATX Corp.	5,996	318,028
Houston Wire & Cable Co.	5,159	47,669
Kaman Corp.	3,008	118,726
Lawson Products, Inc. *	1,501	41,067
MRC Global, Inc. *	7,229	92,893
Rush Enterprises, Inc., Class A *	7,111	181,260
TAL International Group, Inc. *	9,079	179,764
Titan Machinery, Inc. *	5,779	81,195
Veritiv Corp. *	400	14,904
WESCO International, Inc. *	4,123	252,987
Willis Lease Finance Corp. *	606	10,108

		2,251,804

Transportation Infrastructure 0.0% †
Wesco Aircraft Holdings, Inc. *	2,200	31,658

Water Utilities 0.0% †
Consolidated Water Co., Ltd.	4,041	48,896

Wireless Telecommunication Services 0.5%
Boingo Wireless, Inc. *	3,704	36,040
Shenandoah Telecommunications Co.	4,390	150,928
Spok Holdings, Inc.	5,414	90,576
Telephone & Data Systems, Inc.	13,622	400,623
United States Cellular Corp. *	2,575	95,842

		774,009

Total Common Stocks (cost $127,092,309)		146,943,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Right 0.0% †

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0% †
Leap Wireless International, Inc. *(b)	11,649	$29,355

Total Right (cost $—)		29,355

Warrants 0.0% †

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0% †
PhotoMedex, Inc., expiring 12/13/14 *(b)(c)	60	0

Oil, Gas & Consumable Fuels 0.0% †
Magnum Hunter Resources Corp., expiring 04/15/16 *(a)(b)	1,235	0

Total Warrants (cost $—)		0

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (d)(e)	244,644	244,644

Total Mutual Fund (cost $244,644)		244,644

Repurchase Agreement 3.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $4,563,267, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $4,654,485. (d)	$4,563,221	4,563,221

Total Repurchase Agreement (cost $4,563,221)		4,563,221

Total Investments (cost $131,900,174) (e) — 102.7%		151,780,795
Liabilities in excess of other assets — (2.7%)		(3,990,579)

NET ASSETS — 100.0%		$147,790,216

*	Denotes a non-income producing security.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $4,684,332.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of July 31, 2015.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $4,807,865.
(f)	At July 31, 2015, the tax basis cost of the Fund’s investments was $131,900,236, tax unrealized appreciation and depreciation were $35,306,561 and $(15,426,002), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,141,016	$—	$—	$2,141,016
Air Freight & Logistics	754,455	—	—	754,455
Airlines	542,641	—	—	542,641
Auto Components	1,176,808	—	—	1,176,808
Banks	18,013,496	—	—	18,013,496
Beverages	224,171	—	—	224,171
Biotechnology	326,959	—	—	326,959
Building Products	1,792,414	—	—	1,792,414
Capital Markets	1,249,862	—	—	1,249,862
Chemicals	3,655,854	—	—	3,655,854
Commercial Services & Supplies	4,883,915	—	—	4,883,915
Communications Equipment	1,921,483	—	—	1,921,483
Construction & Engineering	2,911,835	—	—	2,911,835
Construction Materials	40,500	—	—	40,500
Consumer Finance	547,244	—	—	547,244
Containers & Packaging	1,216,287	—	—	1,216,287
Distributors	380,432	—	—	380,432
Diversified Consumer Services	2,083,685	—	—	2,083,685
Diversified Financial Services	527,751	—	—	527,751
Diversified Telecommunication Services	783,197	—	—	783,197
Electrical Equipment	1,147,977	—	—	1,147,977
Electronic Equipment, Instruments & Components	7,296,320	—	—	7,296,320
Energy Equipment & Services	4,262,388	—	—	4,262,388
Food & Staples Retailing	927,157	—	—	927,157
Food Products	4,346,581	—	—	4,346,581
Gas Utilities	788,314	—	—	788,314
Health Care Equipment & Supplies	2,766,537	—	—	2,766,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$4,471,917	$—	$—	$4,471,917
Health Care Technology	410,534	—	—	410,534
Hotels, Restaurants & Leisure	2,408,675	—	—	2,408,675
Household Durables	2,843,661	—	—	2,843,661
Household Products	172,462	—	—	172,462
Independent Power and Renewable Electricity Producers	338,254	—	—	338,254
Information Technology Services	2,018,617	—	—	2,018,617
Insurance	16,190,638	—	—	16,190,638
Internet & Catalog Retail	475,060	—	—	475,060
Internet Software & Services	1,251,285	—	—	1,251,285
Leisure Products	489,510	—	—	489,510
Life Sciences Tools & Services	308,377	—	—	308,377
Machinery	5,510,842	—	—	5,510,842
Marine	336,281	—	—	336,281
Media	1,993,214	—	—	1,993,214
Metals & Mining	3,364,975	—	—	3,364,975
Multiline Retail	1,001,309	—	—	1,001,309
Oil, Gas & Consumable Fuels	5,304,778	—	—	5,304,778
Paper & Forest Products	1,750,077	—	—	1,750,077
Personal Products	88,841	—	—	88,841
Pharmaceuticals	651,444	—	—	651,444
Professional Services	2,532,632	—	—	2,532,632
Real Estate Investment Trusts (REITs)	54,398	—	—	54,398
Real Estate Management & Development	461,153	—	—	461,153
Road & Rail	2,961,534	—	—	2,961,534
Semiconductors & Semiconductor Equipment	4,573,635	—	—	4,573,635
Software	1,276,293	—	—	1,276,293
Specialty Retail	6,877,603	—	—	6,877,603
Technology Hardware, Storage & Peripherals	1,045,442	—	—	1,045,442
Textiles, Apparel & Luxury Goods	1,931,062	—	—	1,931,062
Thrifts & Mortgage Finance	3,792,492	—	—	3,792,492
Tobacco	240,934	—	—	240,934
Trading Companies & Distributors	2,251,804	—	—	2,251,804
Transportation Infrastructure	31,658	—	—	31,658
Water Utilities	48,896	—	—	48,896
Wireless Telecommunication Services	774,009	—	—	774,009

Total Common Stocks	$146,943,575	$—	$—	$146,943,575

Mutual Fund	244,644	—	—	244,644
Repurchase Agreement	—	4,563,221	—	4,563,221
Right	—	—	29,355	29,355
Warrants	—	—	—	—

Total	$147,188,219	$4,563,221	$29,355	$151,780,795

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Rights	Total
Balance as of 10/31/14	$1,288	$29,355	$30,643
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	2,688	—	2,688
Change in Unrealized Appreciation/(Depreciation)	(1,288)	—	(1,288)
Purchases*	—	—	—
Sales	(2,688)	—	(2,688)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 07/31/15	$—	$29,355	$29,355

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 5.2%
Boeing Co. (The)	68,415	$9,863,391
Lockheed Martin Corp.	77,992	16,152,143

		26,015,534

Airlines 0.7%
Copa Holdings SA, Class A (a)	45,214	3,415,013

Banks 14.5%
Fifth Third Bancorp	390,355	8,224,780
JPMorgan Chase & Co.	220,414	15,104,972
Park National Corp.	30,157	2,641,753
PNC Financial Services Group, Inc. (The)	137,183	13,468,627
SunTrust Banks, Inc.	9,513	421,807
U.S. Bancorp	167,616	7,577,919
Wells Fargo & Co.	401,790	23,251,587
WesBanco, Inc.	66,360	2,204,479

		72,895,924

Beverages 1.4%
Dr. Pepper Snapple Group, Inc.	89,415	7,172,871

Chemicals 2.0%
Dow Chemical Co. (The)	82,429	3,879,109
LyondellBasell Industries NV, Class A	68,306	6,409,152

		10,288,261

Commercial Services & Supplies 1.9%
Waste Management, Inc.	184,902	9,454,039

Communications Equipment 3.4%
Cisco Systems, Inc.	343,539	9,763,379
Harris Corp.	87,528	7,259,572

		17,022,951

Diversified Telecommunication Services 3.3%
AT&T, Inc.	179,725	6,243,646
Verizon Communications, Inc. (a)	215,105	10,064,763

		16,308,409

Electric Utilities 4.0%
Edison International	148,105	8,887,781
Entergy Corp.	52,200	3,707,244
PPL Corp.	239,564	7,620,531

		20,215,556

Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	63,384	3,861,353

Energy Equipment & Services 2.5%
Helmerich & Payne, Inc.	136,112	7,859,107
National Oilwell Varco, Inc.	116,244	4,897,360

		12,756,467

Health Care Equipment & Supplies 1.5%
Abbott Laboratories	148,108	7,507,595

Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	54,531	4,022,206
DineEquity, Inc.	55,780	5,801,678

		9,823,884

Household Products 1.2%
Kimberly-Clark Corp.	50,486	5,804,375

Independent Power and Renewable Electricity Producers 0.0% †
Talen Energy Corp. *	1	16

Industrial Conglomerates 2.5%
General Electric Co.	489,567	12,777,699

Information Technology Services 0.4%
Leidos Holdings, Inc.	50,415	2,056,932

Insurance 5.6%
ACE Ltd.	87,780	9,547,830
American Financial Group, Inc.	158,426	10,923,473
MetLife, Inc.	53,005	2,954,499
Travelers Cos., Inc. (The)	44,359	4,707,377

		28,133,179

Machinery 1.1%
Deere & Co.	57,291	5,418,010

Media 2.2%
John Wiley & Sons, Inc., Class A	58,611	3,106,969
Regal Entertainment Group, Class A (a)	394,889	8,134,713

		11,241,682

Multiline Retail 2.2%
Target Corp.	133,211	10,903,320

Multi-Utilities 0.7%
Ameren Corp.	87,705	3,602,921

Oil, Gas & Consumable Fuels 10.3%
Chevron Corp.	168,153	14,878,178
ConocoPhillips	255,357	12,854,671
Exxon Mobil Corp.	247,100	19,572,791
Williams Cos., Inc. (The)	82,348	4,321,623

		51,627,263

Pharmaceuticals 11.3%
AbbVie, Inc.	58,248	4,077,943
Eli Lilly & Co.	139,047	11,750,862
Johnson & Johnson	193,921	19,432,823
Merck & Co., Inc.	60,224	3,550,807
Pfizer, Inc.	492,948	17,775,705

		56,588,140

Real Estate Investment Trusts (REITs) 8.4%
Annaly Capital Management, Inc.	539,649	5,369,508
Apartment Investment & Management Co., Class A	212,284	8,296,059
Chimera Investment Corp.	496,129	7,059,916
Duke Realty Corp.	133,955	2,701,872
Macerich Co. (The)	99,619	7,885,840
Weingarten Realty Investors	313,786	11,038,991

		42,352,186

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	169,568	4,908,994
Texas Instruments, Inc.	141,485	7,071,420

		11,980,414

Software 0.8%
CA, Inc.	133,203	3,880,869

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 0.7%
Staples, Inc.	242,915	$3,573,280

Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	75,119	9,111,935
Lexmark International, Inc., Class A	230,186	7,824,022

		16,935,957

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	107,880	3,365,856

Tobacco 1.4%
Philip Morris International, Inc.	83,036	7,102,069

Total Common Stocks (cost $479,121,635)		494,082,025

Exchange Traded Fund 0.9%

	Shares	Market Value
Equity Fund 0.9%
Vanguard Value ETF	51,228	4,313,398

Total Exchange Traded Fund (cost $4,250,772)		4,313,398

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	522,247	522,247

Total Mutual Fund (cost $522,247)		522,247

Repurchase Agreement 1.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $9,741,296, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $9,936,022. (c)	$9,741,198	9,741,198

Total Repurchase Agreement (cost $9,741,198)		9,741,198

Total Investments (cost $493,635,852) (d) — 101.4%		508,658,868
Liabilities in excess of other assets — (1.4%)		(6,995,105)

NET ASSETS — 100.0%		$501,663,763

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $19,383,490, which was collateralized by a money market fund and a repurchase agreement with values of $522,247 and $9,741,198, respectively, and $9,532,231 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 08/15/15 - 02/15/43; a total value of $19,795,676.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $10,263,445.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $494,007,926, tax unrealized appreciation and depreciation were $36,878,523 and $(22,227,581), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$494,082,025	$—	$—	$494,082,025
Exchange Traded Fund	4,313,398	—	—	4,313,398
Mutual Fund	522,247	—	—	522,247
Repurchase Agreement	—	9,741,198	—	9,741,198

Total	$498,917,670	$9,741,198	$—	$508,658,868

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks 99.3%

	Shares	Market Value
Aerospace & Defense 1.3%
Honeywell International, Inc.	5,152	$541,218

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	3,701	378,834

Beverages 1.3%
Anheuser-Busch InBev NV, ADR-BE	4,314	515,739

Biotechnology 5.3%
Amgen, Inc.	3,223	569,150
Celgene Corp. *	5,150	675,937
Gilead Sciences, Inc.	7,685	905,754

		2,150,841

Capital Markets 2.6%
Charles Schwab Corp. (The)	30,138	1,051,213

Chemicals 4.6%
Ecolab, Inc.	10,968	1,270,204
International Flavors & Fragrances, Inc.	4,973	574,829

		1,845,033

Commercial Services & Supplies 2.3%
Stericycle, Inc. *	6,577	927,160

Electric Utilities 1.1%
ITC Holdings Corp.	12,575	424,784

Electronic Equipment, Instruments & Components 1.5%
FEI Co.	7,286	626,377

Energy Equipment & Services 0.4%
Halliburton Co.	3,646	152,366

Food & Staples Retailing 5.1%
Costco Wholesale Corp.	4,419	642,081
CVS Health Corp.	6,482	729,030
Walgreens Boots Alliance, Inc.	6,958	672,352

		2,043,463

Food Products 1.2%
Mondelez International, Inc., Class A	10,893	491,601

Health Care Equipment & Supplies 1.5%
Medtronic PLC	7,961	624,063

Hotels, Restaurants & Leisure 6.3%
Cheesecake Factory, Inc. (The)	8,037	464,056
Chipotle Mexican Grill, Inc. *	700	519,561
Marriott International, Inc., Class A	6,653	483,074
Starbucks Corp.	18,650	1,080,395

		2,547,086

Industrial Conglomerates 2.3%
Danaher Corp.	10,142	928,602

Information Technology Services 2.8%
MasterCard, Inc., Class A	2,540	247,396
Visa, Inc., Class A	11,815	890,142

		1,137,538

Internet & Catalog Retail 2.4%
Amazon.com, Inc. *	714	382,811
Priceline Group, Inc. (The) *	351	436,493
TripAdvisor, Inc. *	2,113	167,730

		987,034

Internet Software & Services 7.1%
Akamai Technologies, Inc. *	1,536	117,827
Facebook, Inc., Class A *	12,056	1,133,385
Google, Inc., Class A *	1,355	890,912
Google, Inc., Class C *	1,150	719,451

		2,861,575

Life Sciences Tools & Services 1.9%
Quintiles Transnational Holdings, Inc. *	10,168	780,089

Media 1.3%
Twenty-First Century Fox, Inc., Class A	14,984	516,798

Multiline Retail 1.9%
Dollar Tree, Inc. *	9,819	766,177

Oil, Gas & Consumable Fuels 2.8%
Anadarko Petroleum Corp.	3,952	293,831
EOG Resources, Inc.	4,680	361,249
Imperial Oil Ltd.	13,001	481,297

		1,136,377

Pharmaceuticals 6.8%
Allergan PLC *	2,384	789,462
Bristol-Myers Squibb Co.	8,535	560,237
Johnson & Johnson	1,521	152,419
Novartis AG, ADR-CH	5,793	601,024
Roche Holding AG, ADR-CH	17,622	636,331

		2,739,473

Professional Services 3.9%
Equifax, Inc.	8,303	847,985
Verisk Analytics, Inc., Class A *	9,368	731,735

		1,579,720

Real Estate Investment Trusts (REITs) 4.9%
American Tower Corp.	10,562	1,004,552
Equinix, Inc.	3,464	966,144

		1,970,696

Road & Rail 1.7%
J.B. Hunt Transport Services, Inc.	8,130	683,896

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	2,956	172,423
Linear Technology Corp.	17,052	699,132

		871,555

Software 8.3%
Adobe Systems, Inc. *	12,501	1,024,957
ANSYS, Inc. *	9,317	877,195
Microsoft Corp.	30,798	1,438,267

		3,340,419

Specialty Retail 4.5%
Home Depot, Inc. (The)	8,163	955,316
Ross Stores, Inc.	6,837	363,455
TJX Cos., Inc. (The)	7,393	516,179

		1,834,950

Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	14,500	1,758,850
Electronics For Imaging, Inc. *	11,115	507,955

		2,266,805

Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc., Class B	7,546	869,450

Trading Companies & Distributors 1.4%
W.W. Grainger, Inc.	2,422	553,936

Total Investments (cost $30,380,534) (a) — 99.3%		40,144,868
Other assets in excess of liabilities — 0.7%		291,434

NET ASSETS — 100.0%		$40,436,302

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	At July 31, 2015, the tax basis cost of the Fund’s investments was $30,408,933, tax unrealized appreciation and depreciation were $10,075,415 and $(339,480), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
BE	Belgium
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 1.5%
Curtiss-Wright Corp.	33,950	$2,287,212

Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. *	25,630	1,259,714

Airlines 0.1%
Republic Airways Holdings, Inc. *	37,735	190,184

Banks 6.7%
Columbia Banking System, Inc.	38,730	1,269,957
FCB Financial Holdings, Inc., Class A *	15,685	544,740
First BanCorp, Puerto Rico *	154,580	666,240
Hilltop Holdings, Inc. *	15,685	330,169
Huntington Bancshares, Inc.	61,530	718,055
International Bancshares Corp.	16,270	438,151
National Penn Bancshares, Inc.	121,495	1,302,426
PrivateBancorp, Inc.	35,050	1,448,967
Talmer Bancorp, Inc., Class A	36,150	589,245
Umpqua Holdings Corp.	82,000	1,454,680
Webster Financial Corp.	28,650	1,107,609
Wilshire Bancorp, Inc.	44,345	515,289

		10,385,528

Biotechnology 5.4%
Alkermes PLC *	11,835	828,686
Cara Therapeutics, Inc. *	34,735	740,203
Curis, Inc. *	143,070	449,240
Dicerna Pharmaceuticals, Inc. *	26,015	317,903
FibroGen, Inc. *	20,240	470,580
Five Prime Therapeutics, Inc. *	16,690	392,549
Immune Design Corp. *(a)	24,530	474,901
Infinity Pharmaceuticals, Inc. *	44,900	392,426
Kite Pharma, Inc. *	4,735	344,566
OncoMed Pharmaceuticals, Inc. *	23,745	542,336
Ophthotech Corp. *	11,475	776,742
Repligen Corp. *	11,185	391,587
Synta Pharmaceuticals Corp. *	230,025	487,653
Trevena, Inc. *	69,910	406,876
Vitae Pharmaceuticals, Inc. *	47,525	480,478
Vital Therapies, Inc. *(a)	14,440	234,217
Xencor, Inc. *	24,195	541,726

		8,272,669

Building Products 2.9%
A.O. Smith Corp.	4,925	353,714
American Woodmark Corp. *	26,345	1,732,447
Apogee Enterprises, Inc.	14,635	807,559
Continental Building Products, Inc. *	77,460	1,645,250

		4,538,970

Capital Markets 1.8%
HFF, Inc., Class A	24,300	1,113,912
Investment Technology Group, Inc.	50,330	1,024,215
OM Asset Management PLC	40,265	711,483

		2,849,610

Chemicals 1.8%
Axiall Corp.	17,360	510,905
Ferro Corp. *	29,100	404,199
Innophos Holdings, Inc.	14,920	768,081
Kraton Performance Polymers, Inc. *	34,380	705,478
Olin Corp. (a)	13,725	315,538

		2,704,201

Commercial Services & Supplies 1.5%
Civeo Corp.	167,425	358,289
Ennis, Inc.	29,215	490,228
Matthews International Corp., Class A	17,595	947,491
Quad/Graphics, Inc.	28,040	461,258

		2,257,266

Communications Equipment 0.3%
Comtech Telecommunications Corp.	18,695	538,603

Construction & Engineering 0.6%
Argan, Inc.	11,955	464,811
EMCOR Group, Inc.	8,905	425,926

		890,737

Construction Materials 0.2%
Eagle Materials, Inc.	4,600	354,844

Consumer Finance 0.4%
Springleaf Holdings, Inc. *	12,720	642,487

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	52,845	797,960

Diversified Consumer Services 0.9%
Capella Education Co.	9,085	467,968
Strayer Education, Inc. *(a)	16,210	901,438

		1,369,406

Diversified Telecommunication Services 0.5%
Cincinnati Bell, Inc. *	196,605	768,726

Electric Utilities 1.4%
ALLETE, Inc.	27,975	1,350,913
El Paso Electric Co.	14,300	520,949
MGE Energy, Inc.	8,320	330,137

		2,201,999

Electronic Equipment, Instruments & Components 3.0%
DTS, Inc. *	25,580	728,774
II-VI, Inc. *	21,040	357,680
Mercury Systems, Inc. *	24,340	342,951
Methode Electronics, Inc.	19,795	531,100
Multi-Fineline Electronix, Inc. *	18,935	338,179
Rofin-Sinar Technologies, Inc. *	20,325	506,905
Rogers Corp. *	24,675	1,381,060
Sanmina Corp. *	22,530	497,237

		4,683,886

Energy Equipment & Services 1.7%
Dril-Quip, Inc. *	10,835	632,872
Exterran Holdings, Inc.	64,885	1,608,499
Forum Energy Technologies, Inc. *	20,110	307,281

		2,548,652

Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	14,445	1,476,496
SpartanNash Co.	36,910	1,188,871
SUPERVALU, Inc. *	117,810	1,086,208

		3,751,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products 0.3%
John B. Sanfilippo & Son, Inc.	8,850	$460,112

Health Care Equipment & Supplies 4.4%
Cyberonics, Inc. *	13,870	851,618
DexCom, Inc. *	9,305	787,668
K2M Group Holdings, Inc. *	27,465	628,399
NuVasive, Inc. *	28,765	1,582,363
Tandem Diabetes Care, Inc. *	40,090	503,129
West Pharmaceutical Services, Inc.	39,640	2,373,247

		6,726,424

Health Care Providers & Services 1.3%
Chemed Corp.	3,970	589,386
Healthways, Inc. *	46,140	584,133
LHC Group, Inc. *	11,000	443,190
Magellan Health, Inc. *	5,195	314,765

		1,931,474

Health Care Technology 0.3%
Omnicell, Inc. *	12,950	472,934

Hotels, Restaurants & Leisure 5.7%
Boyd Gaming Corp. *	71,530	1,222,448
DineEquity, Inc.	8,665	901,247
International Speedway Corp., Class A	27,740	950,650
Jack in the Box, Inc.	17,540	1,666,300
La Quinta Holdings, Inc. *	37,200	789,384
Ruth’s Hospitality Group, Inc.	26,585	466,035
Vail Resorts, Inc.	24,815	2,721,957

		8,718,021

Household Durables 2.1%
Helen of Troy Ltd. *	29,695	2,606,627
Libbey, Inc.	15,790	587,546

		3,194,173

Household Products 0.7%
Spectrum Brands Holdings, Inc.	10,905	1,155,385

Independent Power and Renewable Electricity Producers 0.2%
Atlantic Power Corp.	115,515	287,632

Information Technology Services 4.3%
Acxiom Corp. *	18,390	329,365
CACI International, Inc., Class A *	30,840	2,532,889
ManTech International Corp., Class A	26,250	782,512
MAXIMUS, Inc.	15,885	1,083,516
Science Applications International Corp.	36,485	1,958,515

		6,686,797

Insurance 3.2%
American Equity Investment Life Holding Co.	12,675	374,420
Employers Holdings, Inc.	27,590	662,160
Enstar Group Ltd. *	3,540	566,365
First American Financial Corp.	47,480	1,926,738
Navigators Group, Inc. (The) *	9,210	720,038
Stewart Information Services Corp.	15,445	635,098

		4,884,819

Internet & Catalog Retail 0.3%
Blue Nile, Inc. *	13,105	415,691

Internet Software & Services 1.9%
Everyday Health, Inc. *	46,755	554,982
Five9, Inc. *(a)	98,145	462,263
GrubHub, Inc. *	43,475	1,378,592
Stamps.com, Inc. *	8,895	610,197

		3,006,034

Leisure Products 1.3%
Brunswick Corp.	14,300	759,187
Sturm Ruger & Co., Inc.	22,045	1,323,141

		2,082,328

Life Sciences Tools & Services 2.7%
Cambrex Corp. *	46,570	2,293,572
INC Research Holdings, Inc., Class A *	13,295	665,149
PRA Health Sciences, Inc. *	28,640	1,202,594

		4,161,315

Machinery 4.5%
Barnes Group, Inc.	52,070	2,027,085
Blount International, Inc.	53,840	450,103
ESCO Technologies, Inc.	9,470	360,523
Federal Signal Corp.	64,740	968,510
John Bean Technologies Corp.	16,115	587,392
Kadant, Inc.	7,795	355,374
Middleby Corp. (The) *	4,735	580,985
Mueller Industries, Inc.	29,195	945,042
Mueller Water Products, Inc., Class A	43,370	387,294
Tennant Co.	5,730	342,711

		7,005,019

Media 0.8%
Gray Television, Inc. *	30,160	509,402
Live Nation Entertainment, Inc. *	28,175	738,749

		1,248,151

Metals & Mining 1.3%
Globe Specialty Metals, Inc.	58,860	908,798
Schnitzer Steel Industries, Inc., Class A	65,955	1,036,153

		1,944,951

Multi-Utilities 0.3%
Black Hills Corp.	9,610	400,353

Oil, Gas & Consumable Fuels 2.7%
Delek US Holdings, Inc.	9,710	346,356
Nordic American Tankers Ltd. (a)	59,770	897,745
Teekay Tankers Ltd., Class A	106,480	763,462
Western Refining, Inc.	47,900	2,115,264

		4,122,827

Paper & Forest Products 0.6%
Clearwater Paper Corp. *	6,265	368,695
Neenah Paper, Inc.	10,290	623,368

		992,063

Personal Products 0.2%
Inter Parfums, Inc.	10,760	326,996

Pharmaceuticals 1.7%
Phibro Animal Health Corp., Class A	16,210	636,729
Supernus Pharmaceuticals, Inc. *	76,550	1,623,625
XenoPort, Inc. *	50,990	372,227

		2,632,581

Professional Services 1.7%
FTI Consulting, Inc. *	10,035	410,632
ICF International, Inc. *	10,760	394,461
Korn/Ferry International	43,520	1,457,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
Resources Connection, Inc.	27,265	$431,605

		2,693,748

Real Estate Investment Trusts (REITs) 10.1%
Agree Realty Corp.	13,770	426,732
American Assets Trust, Inc.	12,005	499,648
Cedar Realty Trust, Inc.	55,695	373,157
DCT Industrial Trust, Inc.	9,375	325,875
DiamondRock Hospitality Co.	103,610	1,306,522
Extra Space Storage, Inc.	17,195	1,264,177
First Industrial Realty Trust, Inc.	148,000	3,099,120
GEO Group, Inc. (The)	57,280	2,162,320
Healthcare Realty Trust, Inc.	14,555	349,902
Lexington Realty Trust	39,200	337,120
New York REIT, Inc.	132,540	1,373,114
Potlatch Corp.	28,270	989,733
Redwood Trust, Inc.	33,960	526,380
Ryman Hospitality Properties, Inc.	15,350	877,713
Sovran Self Storage, Inc.	5,905	562,215
Sunstone Hotel Investors, Inc.	75,831	1,066,942

		15,540,670

Real Estate Management & Development 0.3%
RE/MAX Holdings, Inc., Class A	11,430	432,283

Semiconductors & Semiconductor Equipment 5.0%
Advanced Energy Industries, Inc. *	32,325	846,592
Cirrus Logic, Inc. *	20,655	681,821
Fairchild Semiconductor International, Inc. *	135,635	2,042,663
FormFactor, Inc. *	64,316	465,005
Intersil Corp., Class A	59,288	659,875
Lattice Semiconductor Corp. *	56,852	279,712
Microsemi Corp. *	14,970	493,112
Tessera Technologies, Inc.	64,415	2,232,624

		7,701,404

Software 2.7%
Jive Software, Inc. *	86,890	410,121
MicroStrategy, Inc., Class A *	1,965	400,565
Pegasystems, Inc.	24,980	676,708
Progress Software Corp. *	42,250	1,253,980
Rubicon Project, Inc. (The) *	48,630	847,621
SS&C Technologies Holdings, Inc.	7,720	525,192

		4,114,187

Specialty Retail 1.1%
Caleres, Inc.	18,380	607,275
Citi Trends, Inc. *	16,185	385,365
Stage Stores, Inc.	43,750	770,000

		1,762,640

Technology Hardware, Storage & Peripherals 0.3%
QLogic Corp. *	45,395	402,654

Textiles, Apparel & Luxury Goods 1.0%
Oxford Industries, Inc.	11,870	996,249
Unifi, Inc. *	16,200	499,932

		1,496,181

Thrifts & Mortgage Finance 0.6%
NMI Holdings, Inc., Class A *	59,530	476,240
WSFS Financial Corp.	13,773	395,423

		871,663

Total Common Stocks (cost $139,796,152)		151,165,739

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	98,540	98,540

Total Mutual Fund (cost $98,540)		98,540

Repurchase Agreement 1.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $1,838,030, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,874,772. (c)	$1,838,011	1,838,011

Total Repurchase Agreement (cost $1,838,011)		1,838,011

Total Investments (cost $141,732,703) (d) — 99.3%		153,102,290
Other assets in excess of liabilities — 0.7%		1,126,585

NET ASSETS — 100.0%		$154,228,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $1,892,375.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $1,936,551.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $141,951,925, tax unrealized appreciation and depreciation were $19,921,261 and $(8,770,896), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
24	Russell 2000 Mini Future	09/18/15	$2,964,480	$(64,507)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$151,165,739	$—	$—	$151,165,739
Mutual Fund	98,540	—	—	98,540
Repurchase Agreement	—	1,838,011	—	1,838,011

Total Assets	$151,264,279	$1,838,011	$—	$153,102,290

Liabilities:
Futures Contracts	(64,507)	—	—	(64,507)

Total Liabilities	$(64,507)	$—	$—	$(64,507)

Total	$151,199,772	$1,838,011	$—	$153,037,783

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(64,507)

Total		$(64,507)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks 96.2%

	Shares	Market Value
Aerospace & Defense 3.4%
Airbus Group SE	19,982	$1,418,431
Lockheed Martin Corp.	3,381	700,205
Precision Castparts Corp.	3,034	591,387
United Technologies Corp.	17,390	1,744,391

		4,454,414

Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc.	19,744	925,401
United Parcel Service, Inc., Class B	12,018	1,230,163

		2,155,564

Banks 10.3%
Bank of America Corp.	178,905	3,198,821
CIT Group, Inc.	37,262	1,752,805
Citigroup, Inc.	63,766	3,727,760
Citizens Financial Group, Inc.	25,526	665,463
JPMorgan Chase & Co.	35,937	2,462,763
Zions Bancorporation	59,031	1,841,177

		13,648,789

Beverages 1.1%
Carlsberg A/S, Class B, ADR-DK	82,413	1,439,755

Biotechnology 1.1%
Baxalta, Inc. *	44,405	1,457,816

Capital Markets 8.2%
Bank of New York Mellon Corp. (The)	57,348	2,488,903
Blackstone Group LP (The)	35,061	1,376,144
Franklin Resources, Inc.	17,188	782,914
Goldman Sachs Group, Inc. (The)	11,078	2,271,766
Lazard Ltd., Class A	35,791	1,983,179
UBS Group AG REG *(a)	88,121	2,032,070

		10,934,976

Chemicals 0.8%
Mosaic Co. (The)	24,934	1,070,666

Communications Equipment 3.1%
Cisco Systems, Inc.	103,612	2,944,653
QUALCOMM, Inc.	17,883	1,151,486

		4,096,139

Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV (a)	15,124	803,689

Consumer Finance 2.0%
Capital One Financial Corp.	32,831	2,669,160

Containers & Packaging 0.6%
Owens-Illinois, Inc. *	39,599	845,439

Diversified Financial Services 1.2%
Intercontinental Exchange, Inc.	7,080	1,614,523

Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	52,909	2,475,612

Electrical Equipment 0.9%
Eaton Corp. PLC	19,186	1,162,288

Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	17,800	1,084,376

Energy Equipment & Services 1.5%
Halliburton Co.	26,431	1,104,552
National Oilwell Varco, Inc.	21,719	915,021

		2,019,573

Food Products 1.9%
Mondelez International, Inc., Class A	56,277	2,539,781

Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	25,234	1,011,379
Hologic, Inc. *	37,478	1,561,333
Medtronic PLC	27,676	2,169,522

		4,742,234

Health Care Providers & Services 0.6%
Express Scripts Holding Co. *	8,261	744,068

Household Durables 0.5%
Lennar Corp., Class A	12,761	676,843

Household Products 2.8%
Procter & Gamble Co. (The)	47,765	3,663,576

Industrial Conglomerates 4.0%
General Electric Co.	201,994	5,272,043

Information Technology Services 1.2%
MasterCard, Inc., Class A	7,206	701,864
Teradata Corp. *	23,373	867,372

		1,569,236

Insurance 4.1%
American International Group, Inc.	43,850	2,811,662
MetLife, Inc.	35,903	2,001,233
Willis Group Holdings PLC	13,319	619,201

		5,432,096

Internet & Catalog Retail 1.0%
Liberty Interactive Corp. QVC Group, Series A *	48,154	1,398,874

Internet Software & Services 1.2%
Google, Inc., Class A *	2,403	1,579,973

Machinery 1.5%
Joy Global, Inc.	21,680	572,569
Stanley Black & Decker, Inc.	13,128	1,384,873

		1,957,442

Media 4.0%
Comcast Corp., Class A	27,414	1,708,989
Gannett Co., Inc. *	15,825	200,186
TEGNA, Inc.	31,649	921,935
Time Warner, Inc.	27,717	2,440,205

		5,271,315

Multiline Retail 1.7%
Target Corp.	27,824	2,277,394

Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	34,250	3,030,440
ConocoPhillips	32,386	1,630,311
Occidental Petroleum Corp.	15,567	1,092,804
Phillips 66	22,356	1,777,302
Royal Dutch Shell PLC, Class A, ADR-NL (a)	30,071	1,728,481
Suncor Energy, Inc.	60,350	1,699,456

		10,958,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products 0.8%
International Paper Co.	22,293	$1,067,166

Pharmaceuticals 8.3%
Allergan PLC *	4,666	1,545,146
GlaxoSmithKline PLC, ADR-UK	26,572	1,154,287
Merck & Co., Inc.	17,926	1,056,917
Pfizer, Inc.	148,666	5,360,896
Roche Holding AG, ADR-CH	51,225	1,849,735

		10,966,981

Professional Services 1.2%
Nielsen NV	33,532	1,624,961

Real Estate Investment Trusts (REITs) 1.3%
Weyerhaeuser Co.	58,099	1,783,058

Road & Rail 1.2%
Hertz Global Holdings, Inc. *	49,560	842,024
Norfolk Southern Corp.	9,312	785,281

		1,627,305

Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.	40,542	703,809

Software 2.9%
Microsoft Corp.	48,349	2,257,898
Oracle Corp.	40,393	1,613,297

		3,871,195

Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co., Ltd., GDR-KR	1,977	1,002,339
Western Digital Corp.	10,871	935,558

		1,937,897

Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	9,293	1,078,360

Tobacco 1.7%
Philip Morris International, Inc.	25,882	2,213,687

Trading Companies & Distributors 0.5%
United Rentals, Inc. *	10,445	699,711

Total Common Stocks (cost $121,275,301)		127,590,578

Preferred Stock 0.9%

	Shares	Market Value
Automobiles 0.9%
Porsche Automobil Holding SE - Preference Shares	15,592	1,175,182

Total Preferred Stock (cost $1,344,974)		1,175,182

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	149,115	149,115

Total Mutual Fund (cost $149,115)		149,115

Repurchase Agreement 2.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $2,781,398, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $2,836,997. (c)	$2,781,370	2,781,370

Total Repurchase Agreement (cost $2,781,370)		2,781,370

Total Investments (cost $125,550,760 ) (d) — 99.3%		131,696,245
Other assets in excess of liabilities — 0.7%		901,773

NET ASSETS — 100.0%		$132,598,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $2,870,709.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $2,930,485.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $125,660,381, tax unrealized appreciation and depreciation were $13,804,479 and $(7,768,615), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DK	Denmark
GDR	Global Depositary Receipt
KR	South Korea
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,035,983	$1,418,431	$—	$4,454,414
Air Freight & Logistics	2,155,564	—	—	2,155,564
Banks	13,648,789	—	—	13,648,789
Beverages	1,439,755	—	—	1,439,755
Biotechnology	1,457,816	—	—	1,457,816
Capital Markets	10,934,976	—	—	10,934,976
Chemicals	1,070,666	—	—	1,070,666
Communications Equipment	4,096,139	—	—	4,096,139
Construction & Engineering	803,689	—	—	803,689
Consumer Finance	2,669,160	—	—	2,669,160
Containers & Packaging	845,439	—	—	845,439
Diversified Financial Services	1,614,523	—	—	1,614,523
Diversified Telecommunication Services	2,475,612	—	—	2,475,612
Electrical Equipment	1,162,288	—	—	1,162,288
Electronic Equipment, Instruments & Components	1,084,376	—	—	1,084,376
Energy Equipment & Services	2,019,573	—	—	2,019,573
Food Products	2,539,781	—	—	2,539,781
Health Care Equipment & Supplies	4,742,234	—	—	4,742,234
Health Care Providers & Services	744,068	—	—	744,068
Household Durables	676,843	—	—	676,843
Household Products	3,663,576	—	—	3,663,576
Industrial Conglomerates	5,272,043	—	—	5,272,043
Information Technology Services	1,569,236	—	—	1,569,236
Insurance	5,432,096	—	—	5,432,096
Internet & Catalog Retail	1,398,874	—	—	1,398,874
Internet Software & Services	1,579,973	—	—	1,579,973

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Machinery	$1,957,442	$—	$—	$1,957,442
Media	5,271,315	—	—	5,271,315
Multiline Retail	2,277,394	—	—	2,277,394
Oil, Gas & Consumable Fuels	10,958,794	—	—	10,958,794
Paper & Forest Products	1,067,166	—	—	1,067,166
Pharmaceuticals	10,966,981	—	—	10,966,981
Professional Services	1,624,961	—	—	1,624,961
Real Estate Investment Trusts (REITs)	1,783,058	—	—	1,783,058
Road & Rail	1,627,305	—	—	1,627,305
Semiconductors & Semiconductor Equipment	703,809	—	—	703,809
Software	3,871,195	—	—	3,871,195
Technology Hardware, Storage & Peripherals	1,937,897	—	—	1,937,897
Textiles, Apparel & Luxury Goods	1,078,360	—	—	1,078,360
Tobacco	2,213,687	—	—	2,213,687
Trading Companies & Distributors	699,711	—	—	699,711

Total Common Stocks	$126,172,147	$1,418,431	$—	$127,590,578

Mutual Fund	149,115	—	—	149,115
Preferred Stock	—	1,175,182	—	1,175,182
Repurchase Agreement	—	2,781,370	—	2,781,370

Total	$126,321,262	$5,374,983	$—	$131,696,245

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 18.5%

	Principal Amount	Market Value
Automobiles 11.0%
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 05/15/17	$903,500	$903,492
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.49%, 01/15/21 (a)(b)	386,100	385,514
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (b)	5,200,000	5,316,860
CarMax Auto Owner Trust Series 2013-2, Class A3, 0.64%, 01/16/18	4,026,291	4,022,369
Series 2014-3, Class A3, 1.16%, 06/17/19	5,050,000	5,049,344
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	416,895	416,728
Series 2014-2, Class A2, 1.05%, 03/20/20 (b)	5,429,404	5,416,064
Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 04/15/18	6,644,129	6,638,966
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2, 3.74%, 02/25/17 (b)	5,000,000	5,049,195
Honda Auto Receivables Owner Trust Series 2013-4, Class A3, 0.69%, 09/18/17	2,375,586	2,374,899
Series 2014-1, Class A3, 0.67%, 11/21/17	2,000,000	1,996,136
Series 2014-3, Class A3, 0.88%, 06/15/18	4,500,000	4,502,079
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 07/15/16	186,808	186,810

		42,258,456

Credit Card 5.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,707,711
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,008,150
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 09/07/18	7,800,000	7,840,723

		20,556,584

Other 1.7%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,041,407	1,039,723
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	725,000	727,647
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	1,007,286	1,043,464
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	304,644	304,392
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	307,678	312,875
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	454,876	464,829
Consumers Funding LLC, Series 2001-1, Class A6, 5.76%, 10/20/16	75,671	76,523
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	634,280	668,935
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A1, 0.96%, 07/01/18	922,781	921,697
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	222,951	228,219
PSE&G Transition Funding LLC, Series 2001-1, Class A8, 6.89%, 12/15/17	938,852	946,142

		6,734,446

Student Loan 0.4%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.19%, 10/15/24 (a)(b)	489,507	490,687
SLM Student Loan Trust, Series 2011-2, Class A1, 0.79%, 11/25/27 (a)	994,893	988,129

		1,478,816

Total Asset-Backed Securities (cost $71,214,243)		71,028,302

Collateralized Mortgage Obligations 2.2%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33 (b)	313,534	302,919
Federal Home Loan Mortgage Corp. REMICS Series 3728, Class EA, 3.50%, 09/15/20	45,600	46,054
Series 3755, Class AL, 1.50%, 11/15/20	141,090	141,807
Series 3645, Class EH, 3.00%, 12/15/20	65,759	67,581
Series 3852, Class EA, 4.50%, 12/15/21	119,011	124,479
Series 4060, Class EA, 1.75%, 06/15/22	601,199	605,757
Series 3501, Class AC, 4.00%, 08/15/23	53,952	55,261
Series 3585, Class LA, 3.50%, 10/15/24	186,645	194,056
Series 3609, Class LE, 3.00%, 12/15/24	109,536	112,521
Series 3718, Class BC, 2.00%, 02/15/25	188,241	191,191
Series 3721, Class PE, 3.50%, 09/15/40	287,183	300,629
Federal National Mortgage Association REMICS Series 2003-3, Class BC, 5.00%, 02/25/18	76,155	78,995
Series 2011-69, Class AC, 2.00%, 05/25/18	100,863	101,729
Series 2010-95, Class BK, 1.50%, 02/25/20	177,267	179,049
Series 2012-99, Class TC, 1.50%, 09/25/22	782,414	782,673
Series 2611, Class HD, 5.00%, 05/15/23	286,768	309,531
Series 2010-50, Class AD, 3.00%, 01/25/24	5,799	5,805
Series 2010-57, Class AQ, 3.00%, 08/25/24	2,452	2,456
Series 2012-93, Class DP, 1.50%, 09/25/27	641,153	627,487
Series 2012-100, Class WA, 1.50%, 09/25/27	669,540	645,074
Series 2010-66, Class QA, 4.50%, 08/25/39	94,609	99,584

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	$172,195	$178,014
Series 2009-66, Class LG, 2.25%, 05/16/39	171,254	173,030
Series 2009-104, Class KE, 2.50%, 08/16/39	160,546	162,910
Series 2010-4, Class JC, 3.00%, 08/16/39	186,912	192,945
Series 2009-88, Class QE, 3.00%, 09/16/39	520,086	539,464
Series 2011-39, Class NE, 3.50%, 09/16/39	336,331	350,822
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	137,626	137,697
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	307,421	310,928
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	338,670	342,078
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	866,174	836,292
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	28,776	26,824
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	129,807	129,940

Total Collateralized Mortgage Obligations (cost $8,461,462)		8,355,582

Commercial Mortgage Backed Securities 8.3%

	Principal Amount	Market Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	612,167	623,931
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	396,534	396,102
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	143,372	142,945
Commercial Mortgage Trust Series 2012-CR2, Class A2, 2.03%, 08/15/45	700,000	708,959
Series 2013-CR8, Class A1, 1.02%, 06/10/46	2,826,224	2,818,895
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	8,598,600	8,657,707
Federal National Mortgage Association-ACES Series 2012-M8, Class AB1, 1.36%, 05/25/22	159,600	157,656
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	90,852	91,472
Series 2012-M8, Class A1, 1.54%, 05/25/22	53,217	53,062
Series 2012-M9, Class AB1, 1.37%, 04/25/22	363,218	363,968
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 04/16/32	268,378	268,864
GS Mortgage Securities Trust Series 2011-GC5, Class A1, 1.47%, 08/10/44	14,591	14,591
Series 2012-GC6, Class A1, 1.28%, 01/10/45	37,154	37,194
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class A1, 0.71%, 10/15/45	297,730	297,613
Series 2013-C16, Class A1, 1.22%, 12/15/46	4,130,971	4,133,218
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	3,829,045	3,832,281
Series 2014-C19, Class A1, 1.27%, 04/15/47	969,506	969,248
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.66%, 11/15/45	252,811	252,684
Series 2013-C11, Class A1, 1.31%, 08/15/46	4,020,975	4,017,670
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	114,879	114,977
Series 2012-C3, Class A1, 0.73%, 08/10/49	685,189	682,053
Series 2013-C5, Class A1, 0.78%, 03/10/46	277,888	276,190
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.26%, 10/15/44 (a)	35,737	35,699
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	631,964	629,937
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	99,217	99,269
Series 2012-C9, Class A1, 0.67%, 11/15/45	534,387	532,101
Series 2014-C20, Class A1, 1.28%, 05/15/47	1,413,481	1,410,837

Total Commercial Mortgage Backed Securities (cost $31,922,652)		31,619,123

Corporate Bonds 54.7%

	Principal Amount	Market Value
Aerospace & Defense 1.3%
L-3 Communications Corp., 3.95%, 11/15/16	2,890,000	2,971,798
1.50%, 05/28/17	2,038,000	2,020,286

		4,992,084

Airlines 1.0%
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	1,036,892	1,088,737
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	1,736,404	1,875,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines (continued)
Delta Air Lines Pass Through Trust, (continued) Series 2012-1, Class A, 4.75%, 05/07/20	$831,710	$877,454

		3,841,507

Auto Components 1.1%
Johnson Controls, Inc., 1.40%, 11/02/17	4,100,000	4,078,315

Automobiles 3.2%
Ford Motor Credit Co. LLC, 1.68%, 09/08/17	7,400,000	7,360,543
General Motors Co., 3.50%, 10/02/18	4,935,000	5,019,784

		12,380,327

Banks 17.5%
Bank of America Corp., Series L, 5.65%, 05/01/18	6,500,000	7,110,727
Bank of America NA, 1.65%, 03/26/18	2,000,000	1,995,754
Bank of Montreal, 2.38%, 01/25/19	1,000,000	1,012,392
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,492,693
Bank of Nova Scotia, 1.30%, 07/21/17	4,250,000	4,262,261
BB&T Corp., 2.15%, 03/22/17	6,500,000	6,595,270
Capital One NA, 1.50%, 09/05/17	6,000,000	5,958,096
Citigroup, Inc., 1.75%, 05/01/18	5,500,000	5,470,718
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	4,958,125
JPMorgan Chase & Co., 3.15%, 07/05/16	7,000,000	7,133,126
KeyBank NA, 1.10%, 11/25/16	5,000,000	4,999,025
PNC Bank NA, 1.50%, 10/18/17	7,000,000	7,002,590
Royal Bank of Canada, 1.25%, 06/16/17	2,000,000	1,999,300
US Bank NA, 1.35%, 01/26/18	2,500,000	2,498,895
Wells Fargo & Co., 1.50%, 01/16/18	3,750,000	3,752,164

		67,241,136

Capital Markets 0.0%†
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13 *	500,000	55,000

Chemicals 3.5%
Dow Chemical Co. (The), 2.50%, 02/15/16	1,000,000	1,007,700
8.55%, 05/15/19	3,000,000	3,647,910
Ecolab, Inc., 3.00%, 12/08/16	3,825,000	3,908,178
1.55%, 01/12/18	4,725,000	4,686,586

		13,250,374

Communications Equipment 0.4%
Harris Corp., 2.00%, 04/27/18	1,700,000	1,696,996

Consumer Finance 1.7%
American Express Co., 7.00%, 03/19/18	4,500,000	5,095,921
Capital One Bank USA NA, 1.30%, 06/05/17	1,250,000	1,241,794

		6,337,715

Diversified Financial Services 0.4%
KE Export Leasing LLC, Series 2013-A, 0.52%, 02/28/25 (a)	1,645,337	1,638,507

Diversified Telecommunication Services 3.2%
AT&T, Inc., 1.40%, 12/01/17	5,000,000	4,965,250
Verizon Communications, Inc., 1.35%, 06/09/17	2,500,000	2,497,858
2.04%, 09/14/18 (a)	250,000	257,776
1.05%, 06/17/19 (a)	4,500,000	4,496,224

		12,217,108

Food & Staples Retailing 3.4%
CVS Health Corp., 1.90%, 07/20/18	4,100,000	4,117,855
Walgreen Co., 1.80%, 09/15/17	7,025,000	7,158,440
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,800,000	1,805,044

		13,081,339

Food Products 2.5%
Kraft Heinz Foods Co., 2.00%, 07/02/18 (b)	2,325,000	2,330,945
Wm Wrigley Jr Co., 2.00%, 10/20/17 (b)	3,500,000	3,526,443
WM Wrigley Jr Co., 1.40%, 10/21/16 (b)	3,750,000	3,758,411

		9,615,799

Gas Utilities 3.6%
El Paso Natural Gas Co. LLC, 5.95%, 04/15/17	3,345,000	3,560,773
Enterprise Products Operating LLC, 1.25%, 08/13/15	275,000	275,021
3.20%, 02/01/16	2,500,000	2,526,300
1.65%, 05/07/18	2,250,000	2,243,023
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	235,000	237,940
Williams Partners LP / ACMP Finance Corp., 6.13%, 07/15/22	4,575,000	4,803,247

		13,646,304

Health Care Providers & Services 3.7%
Baxter International, Inc., 0.95%, 06/01/16	2,125,000	2,124,548
Becton, Dickinson and Co., 1.80%, 12/15/17	6,750,000	6,723,641
McKesson Corp., 0.95%, 12/04/15	150,000	150,020
1.29%, 03/10/17	5,000,000	4,989,145

		13,987,354

Household Durables 0.5%
Whirlpool Corp., 1.35%, 03/01/17	2,050,000	2,052,388

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 0.9%
Time Warner Cable, Inc., 8.25%, 04/01/19	$3,000,000	$3,527,955

Metals & Mining 1.3%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	4,500,000	5,051,124

Multiline Retail 0.5%
Macy’s Retail Holdings, Inc., 7.45%, 07/15/17	1,750,000	1,942,791

Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets PLC, 2.24%, 09/26/18	2,250,000	2,278,404
Cimarex Energy Co., 5.88%, 05/01/22	3,350,000	3,551,000
Petrobras Global Finance BV, 3.25%, 03/17/17	1,440,000	1,404,490

		7,233,894

Pharmaceuticals 1.8%
AbbVie, Inc., 1.80%, 05/14/18	4,125,000	4,113,747
Actavis Funding SCS, 1.30%, 06/15/17	2,810,000	2,786,716

		6,900,463

Road & Rail 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	929,423	987,512
United Rentals North America, Inc., 4.63%, 07/15/23	1,000,000	986,250

		1,973,762

Technology Hardware, Storage & Peripherals 0.8%
Hewlett-Packard Co., 3.00%, 09/15/16	3,150,000	3,206,911

Total Corporate Bonds (cost $210,791,348)		209,949,153

U.S. Government Mortgage Backed Agencies 12.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E85741 6.00%, 10/01/16	10,954	11,155
Pool# E01136 5.50%, 03/01/17	9,780	10,031
Pool# E89121 6.00%, 04/01/17	39,450	40,415
Pool# E92833 5.50%, 12/01/17	1,177	1,215
Pool# E01311 5.50%, 02/01/18	18,597	19,376
Pool# E01488 5.00%, 10/01/18	62,041	64,828
Pool# E01497 5.50%, 11/01/18	2,572	2,715
Pool# G11712 4.50%, 07/01/20	254,785	267,135
Pool# G18065 5.00%, 07/01/20	30,774	32,796
Pool# G11723 5.50%, 07/01/20	69,211	74,486
Pool# G14780 2.50%, 07/01/23	3,526,695	3,623,206
Pool# G14899 3.00%, 11/01/23	750,575	782,204
Pool# G13746 4.50%, 01/01/25	417,622	447,050
Pool# J11719 4.00%, 02/01/25	138,993	148,054
Pool# G13888 5.00%, 06/01/25	134,885	146,146
Pool# J12604 4.00%, 07/01/25	380,210	405,114
Pool# J12635 4.00%, 07/01/25	378,802	403,628
Pool# G13908 4.00%, 10/01/25	94,304	100,698
Pool# J13543 3.50%, 11/01/25	189,892	200,601
Pool# J13795 3.50%, 12/01/25	373,200	394,241
Pool# J14965 3.50%, 04/01/26	128,008	135,225
Pool# E03083 3.50%, 03/01/27	600,415	635,527
Pool# J19197 3.00%, 05/01/27	847,842	880,453
Pool# G18437 3.00%, 06/01/27	894,307	928,714
Pool# C00748 6.00%, 04/01/29	25,994	29,683
Pool# C01418 5.50%, 10/01/32	161,465	181,391
Pool# G01740 5.50%, 12/01/34	89,293	100,469
Pool# G04342 6.00%, 04/01/38	114,500	130,843
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.37%, 01/01/34 (a)	151,349	161,835
Pool# 848191 2.39%, 12/01/34 (a)	807,198	858,970
Pool# 1B2139 2.53%, 03/01/35 (a)	111,047	119,097
Pool# 1B2446 2.37%, 11/01/35 (a)	758,329	813,763
Pool# 848621 2.52%, 09/01/36 (a)	684,775	731,217
Pool# 848251 2.48%, 10/01/36 (a)	975,408	1,042,526
Pool# 848134 2.32%, 06/01/39 (a)	116,779	124,617
Federal National Mortgage Association Pool
Pool# 253752 6.00%, 04/01/16	8,003	8,092
Pool# 535846 6.00%, 04/01/16	14,802	14,953
Pool# 357119 6.00%, 05/01/16	25,043	25,279
Pool# 555569 6.00%, 05/01/16	1,242	1,254
Pool# 545015 6.00%, 06/01/16	901	912

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 545019 6.50%, 06/01/16	$2,143	$2,168
Pool# 253880 6.50%, 07/01/16	2,179	2,213
Pool# 253883 6.00%, 08/01/16	2,207	2,244
Pool# 254003 6.00%, 10/01/16	7,376	7,525
Pool# 545299 6.50%, 11/01/16	2,502	2,556
Pool# 254088 5.50%, 12/01/16	3,627	3,707
Pool# 254140 5.50%, 01/01/17	27,007	27,632
Pool# 254142 6.50%, 01/01/17	3,440	3,522
Pool# 545449 6.50%, 02/01/17	1,145	1,175
Pool# 254261 6.50%, 04/01/17	6,369	6,590
Pool# 254373 6.50%, 07/01/17	6,242	6,469
Pool# 254442 5.50%, 09/01/17	58,543	60,475
Pool# 545899 5.50%, 09/01/17	5,094	5,243
Pool# 254473 5.50%, 10/01/17	9,089	9,416
Pool# 555013 5.50%, 11/01/17	14,458	14,932
Pool# 668358 5.50%, 12/01/17	9,068	9,422
Pool# 685185 5.50%, 02/01/18	1,302	1,358
Pool# 555384 5.50%, 04/01/18	3,018	3,144
Pool# 725135 6.00%, 05/01/18	22,850	23,462
Pool# 555918 5.50%, 10/01/18	2,984	3,096
Pool# 735930 5.50%, 12/01/18	92,383	95,329
Pool# MA0517 4.00%, 09/01/20	453,201	475,646
Pool# AB4251 2.50%, 01/01/22	213,089	219,360
Pool# MA0979 3.00%, 02/01/22	417,648	435,363
Pool# 981257 5.00%, 05/01/23	322,908	350,255
Pool# MA1519 3.00%, 07/01/23	3,296,476	3,436,987
Pool# MA1577 2.50%, 09/01/23	2,649,427	2,728,370
Pool# AL5434 2.50%, 03/01/24	3,910,724	4,026,899
Pool# MA1892 3.00%, 05/01/24	7,929,617	8,276,774
Pool# 931892 4.50%, 09/01/24	1,233,192	1,329,000
Pool# AL0802 4.50%, 04/01/25	329,252	354,905
Pool# AE3066 3.50%, 09/01/25	870,107	920,057
Pool# AE5487 3.50%, 10/01/25	154,789	163,664
Pool# 255894 5.00%, 10/01/25	141,876	156,823
Pool# AH0969 3.50%, 12/01/25	483,971	511,792
Pool# AB2130 3.50%, 01/01/26	140,005	148,070
Pool# AB2518 4.00%, 03/01/26	214,863	229,203
Pool# AH9377 3.50%, 04/01/26	290,003	306,655
Pool# AI2067 3.50%, 05/01/26	1,449,962	1,532,798
Pool# AB3298 3.50%, 07/01/26	288,908	305,515
Pool# AB4998 3.00%, 04/01/27	1,398,975	1,455,255
Pool# 53839 2.02%, 08/01/27 (a)	10,759	11,296
Pool# AP4568 2.50%, 09/01/27	681,482	698,159
Pool# MA1174 3.00%, 09/01/27	216,473	225,160
Pool# 190307 8.00%, 06/01/30	1,915	2,377
Pool# 253516 8.00%, 11/01/30	1,346	1,692
Pool# 737253 2.15%, 09/01/33 (a)	59,728	63,532
Pool# 725726 2.33%, 06/01/34 (a)	601,305	638,320
Pool# 725773 5.50%, 09/01/34	195,407	221,115
Pool# 815323 1.92%, 01/01/35 (a)	286,402	299,981
Pool# 811773 5.50%, 01/01/35	163,087	184,879
Pool# AL1009 2.29%, 09/01/35 (a)	873,731	926,602
Pool# 829431 2.22%, 01/01/36 (a)	464,504	495,160
Government National Mortgage Association I Pool
Pool# 723371, 4.50%, 11/15/24	330,305	356,332
Government National Mortgage Association II Pool
Pool# G2 5080, 4.00%, 06/20/26	286,489	305,555

Total U.S. Government Mortgage Backed Agencies (cost $45,664,002)		46,185,143

U.S. Treasury Notes 1.3%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 07/31/17	3,000,000	2,989,218
1.13%, 06/15/18	2,000,000	2,009,376

Total U.S. Treasury Notes (cost $4,976,174)		4,998,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
Total Investments (cost $373,029,881) (c) — 97.0%		$372,135,897
Other assets in excess of liabilities — 3.0%		11,552,198

NET ASSETS — 100.0%		$383,688,095

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $36,379,120 which represents 9.48% of net assets.
(c)	At July 31, 2015, the tax basis cost of the Fund’s investments was $373,029,881, tax unrealized appreciation and depreciation were $976,860 and $(1,870,844), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 97.2%

	Principal Amount	Market Value
Guam 1.5%
Guam Power Authority Revenue, Refunding, RB, AGM Insured Series A, 5.00%, 10/01/19	$515,000	$589,659
Series A, 5.00%, 10/01/22	870,000	1,026,409

		1,616,068

Massachusetts 1.1%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,121,038

Puerto Rico 3.0%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A 5.75%, 08/01/37	1,400,000	577,570
6.38%, 08/01/39	3,000,000	1,282,620
6.00%, 08/01/42	1,000,000	420,010
6.50%, 08/01/44	2,000,000	860,040

		3,140,240

Wisconsin 91.6%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB 2.20%, 09/01/18	355,000	356,892
2.40%, 09/01/19	290,000	292,071
2.60%, 09/01/20	355,000	356,516
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 03/01/21	345,000	364,744
4.75%, 03/01/22	300,000	315,783
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	475,252
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB Series A, 1.20%, 06/01/17	500,000	503,280
4.25%, 06/01/17	500,000	510,710
Series A, 1.50%, 06/01/18	400,000	402,292
Series A, 1.75%, 06/01/19	300,000	300,243
Series A, 1.95%, 06/01/19	145,000	145,335
Series A, 2.20%, 06/01/20	250,000	252,000
Series A, 2.40%, 06/01/21	360,000	362,059
Series A, 2.60%, 06/01/22	245,000	245,752
Glendale, Community Development Authority, Lease Revenue, Bayshore, Refunding, RB, Series A, 4.75%, 10/01/27	1,000,000	1,007,600
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.6, Refunding, RB, Series A, 4.00%, 10/01/15	150,000	150,894
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB Series B, 3.85%, 09/01/20	2,250,000	2,379,127
2.60%, 09/01/21	3,250,000	3,308,045
2.75%, 09/01/22	2,750,000	2,795,320
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB 6.00%, 12/01/29	1,000,000	1,162,360
6.15%, 12/01/32	1,000,000	1,167,270
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue 4.20%, 06/01/25	1,000,000	1,014,510
4.30%, 06/01/29	1,000,000	1,010,770
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB 2.65%, 12/01/24	350,000	324,572
2.80%, 12/01/25	200,000	184,740
2.90%, 12/01/26	200,000	183,810
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/01/22	1,065,000	1,215,080
5.00%, 10/01/27	925,000	1,049,736
5.00%, 10/01/28	250,000	283,075
5.00%, 10/01/34	4,500,000	5,113,755
Milwaukee Housing Authority, RB, 3.63%, 07/01/35	1,000,000	989,470
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB Series A, 5.00%, 08/01/17	1,000,000	1,078,590
Series A, 5.00%, 08/01/18	1,000,000	1,109,030
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 04/01/21	1,080,000	1,121,148
3.20%, 04/01/23	1,000,000	1,041,800
4.10%, 04/01/32	2,500,000	2,604,425
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 08/01/23	110,000	118,419
4.70%, 08/01/25	110,000	118,141
5.00%, 08/01/30	2,000,000	2,221,560
Milwaukee, Redevelopment Authority, Lease Revenue, Milwaukee Public Schools, Congress, RB, 4.60%, 08/01/22	500,000	500,000
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,129,157
Neenah, Community Development Authority, Lease Revenue, RB, Series A, 4.75%, 12/01/32	400,000	434,896
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/01/26	500,000	547,220
4.10%, 12/01/27	1,000,000	1,098,810
4.20%, 12/01/28	500,000	549,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Osceola, Redevelopment Authority, Lease Revenue, Refunding, RB, Series A, 1.90%, 12/01/15	$175,000	$175,674
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,027,010
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB 3.75%, 06/01/32	425,000	424,877
4.00%, 06/01/35	375,000	376,061
4.13%, 06/01/40	375,000	376,549
Southeast Wisconsin Professional Baseball Park District, ETM, COP, NATL-RE Insured, 0.00%, 12/15/17	1,000,000	978,780
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured Series A, 5.50%, 12/15/18	250,000	286,100
Series A, 5.50%, 12/15/19	2,200,000	2,591,050
Series A, 5.50%, 12/15/20	1,000,000	1,203,780
Series A, 5.50%, 12/15/21	1,500,000	1,830,405
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured Series A, 5.50%, 12/15/23	1,025,000	1,252,878
Series A, 5.50%, 12/15/26	4,510,000	5,377,228
Sun Prairie, Community Development Authority, Lease Revenue, Tax Incremental District No. 8, Prerefunded Balance, RB 4.30%, 08/01/21	975,000	975,224
4.35%, 08/01/22	975,000	975,224
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB Series A, 1.85%, 08/01/21	1,025,000	1,024,385
Series A, 2.05%, 08/01/22	750,000	748,725
Series A, 2.25%, 08/01/23	500,000	499,640
Series A, 2.40%, 08/01/24	250,000	249,900
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/01/24	150,000	162,269
4.50%, 12/01/30	1,200,000	1,292,904
West Bend, Redevelopment Authority, Lease Revenue, Prerefunded Balance, RB 4.50%, 10/01/23	250,000	251,800
4.55%, 10/01/24	250,000	251,822
4.60%, 10/01/25	150,000	151,106
4.65%, 10/01/28	250,000	251,863
Weston, Community Development Authority, Lease Revenue, RB Series A, 4.10%, 10/01/16	500,000	501,470
Series A, 4.25%, 10/01/17	200,000	200,550
Series A, 4.35%, 10/01/18	500,000	500,920
Series A, 4.40%, 10/01/18	500,000	501,340
Series A, 4.45%, 10/01/19	500,000	500,885
Series A, 5.25%, 10/01/20	445,000	446,389
Series A, 4.50%, 10/01/21	100,000	103,937
Series A, 4.70%, 10/01/21	1,230,000	1,232,817
Series B, 4.75%, 10/01/22	130,000	130,455
Series B, 4.75%, 10/01/23	140,000	140,477
Series A, 4.63%, 10/01/25	825,000	850,608
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB Series A, 5.00%, 12/15/29	750,000	828,668
Series A, 5.00%, 12/15/32	1,000,000	1,093,970
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	2,980,221
Wisconsin Dells, Community Development Authority, Lease Revenue, Prerefunded Balance, RB, 5.00%, 03/01/22	1,500,000	1,541,385
Wisconsin Dells, Community Development Authority, Lease Revenue, RB Series A, 4.30%, 03/01/22	225,000	230,483
Series A, 4.45%, 03/01/25	300,000	306,129
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB 3.00%, 12/01/27	150,000	145,244
4.00%, 12/01/35	500,000	504,430
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,021,810
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	590,000	643,802
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	575,000	627,434
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB Series E, 4.70%, 11/01/25	275,000	276,083
Series B, 4.30%, 05/01/27	1,000,000	1,007,910
Series E, 4.90%, 11/01/35	1,650,000	1,654,307
Series B, 4.40%, 05/01/37	500,000	502,170
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB Series A, 4.10%, 11/01/19	465,000	511,654
Series A, 4.88%, 11/01/25	2,160,000	2,328,523
Series A, 5.38%, 11/01/30	2,075,000	2,229,214
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB Series B, 2.00%, 04/01/19	150,000	153,097
Series B, 2.40%, 04/01/20	100,000	103,116
Series B, 2.80%, 04/01/21	150,000	155,910
Series B, 3.10%, 04/01/22	100,000	104,651
Series B, 3.45%, 04/01/24	100,000	106,542
Series B, 3.80%, 04/01/26	285,000	301,881
Series B, 4.30%, 04/01/30	115,000	122,890
Series A, 3.65%, 12/01/34	900,000	902,538
Series A, 4.25%, 12/01/35	1,500,000	1,529,175

		95,653,953

Total Municipal Bonds (cost $101,494,860)		101,531,299

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.01% (a)	1,871,164	$1,871,164

Total Mutual Fund (cost $1,871,164)		1,871,164

Total Investments (cost $103,366,024) (b)(c) — 99.0%		103,402,463
Other assets in excess of liabilities — 1.0%		1,069,847

NET ASSETS — 100.0%		$104,472,310

(a)	Represents 7-day effective yield as of July 31, 2015.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $103,366,024, tax unrealized appreciation and depreciation were $4,560,549 and $(4,524,110), respectively.
(c)	The following entities have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2015, the percentage attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation was 9.06% and 13.68%, respectively.

AGM	Assured Guaranty Municipal Corporation
COP	Certificates of Participation
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$101,531,299	$—	$101,531,299
Mutual Fund	1,871,164	—	—	1,871,164

Total	$1,871,164	$101,531,299	$—	$103,402,463

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 30.4%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.38%, 01/15/25 (a)	$6,300,000	$9,310,975
1.75%, 01/15/28 (a)	4,800,000	6,186,744
3.63%, 04/15/28 (a)	5,350,000	10,720,571
2.50%, 01/15/29 (a)	4,750,000	6,498,396
3.88%, 04/15/29 (a)	3,300,000	6,770,374
2.13%, 02/15/41 (a)	9,550,000	12,969,532
0.75%, 02/15/42 (a)	11,500,000	11,247,124

Total U.S. Treasury Bonds (cost $66,643,084)		63,703,716

U.S. Treasury Notes 68.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/17 (a)	12,125,000	12,748,435
0.13%, 04/15/18 (a)	37,000,000	38,319,500
1.38%, 01/15/20 (a)	8,400,000	9,778,741
1.13%, 01/15/21 (a)	24,000,000	27,364,342
0.63%, 07/15/21 (a)	13,800,000	14,914,295
0.13%, 01/15/22 (a)	21,000,000	21,760,896
0.13%, 07/15/22 (a)	15,500,000	15,834,460
0.63%, 01/15/24 (a)	2,750,000	2,837,342

Total U.S. Treasury Notes (cost $146,156,842)		143,558,011

Total Investments (cost $212,799,926) (b) — 99.0%		207,261,727
Other assets in excess of liabilities — 1.0%		2,069,065

NET ASSETS — 100.0%		$209,330,792

(a)	Principal amounts are not adjusted for inflation.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $212,799,926, tax unrealized appreciation and depreciation were $875,531 and $(6,413,730), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At July 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Security 0.3%

	Principal Amount	Market Value
Finance-Automotive 0.3%
Drive Auto Receivables Trust, Series 2015-B, Class A1, 0.46%, 06/15/16 (a)	$2,986,688	$2,986,688

Total Asset-Backed Security (cost $2,986,688)		2,986,688

Certificates of Deposit 3.6%

	Principal Amount	Market Value
Banking 3.6%
Bank of Montreal, 0.41%, 07/11/16 (b)	13,000,000	13,000,000
Bank of Nova Scotia, Toronto, 0.34%, 01/15/16 (b)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp., 0.27%, 09/02/15	6,500,000	6,500,000
Toronto Dominion Bank, 0.28%, 09/04/15 (b)	10,000,000	10,000,000

		34,500,000

Total Certificates of Deposit (cost $34,500,000)		34,500,000

Commercial Paper 58.2%

	Principal Amount	Market Value
Banking 5.4%
Bedford Row Funding Corp., 0.30%, 09/18/15 (a)(b)	20,000,000	20,000,000
Cancara Asset Securitization LLC, 0.18%, 08/24/15	15,000,000	14,998,275
Matchpoint Finance PLC, 0.17%, 08/03/15 (a)	17,000,000	16,999,839

		51,998,114

Chemicals 1.6%
BASF SE, 0.55%, 05/02/16 (a)	5,000,000	4,978,993
DuPont (E.I.) de Nemours & Co., 0.14%, 08/10/15 (a)	10,000,000	9,999,650

		14,978,643

Consumer Products 4.7%
Unilever NV 0.22%, 08/14/15	20,000,000	19,998,412
0.32%, 08/17/15	20,000,000	19,997,160
0.31%, 11/06/15	5,000,000	4,995,824

		44,991,396

Electric Power 2.9%
Electricite de France SA 0.17%, 08/06/15 (a)	10,000,000	9,999,764
0.21%, 09/03/15 (a)	15,000,000	14,997,112
0.20%, 09/23/15 (a)	3,000,000	2,999,117

		27,995,993

Finance-Automotive 2.6%
Toyota Motor Credit Corp., 0.29%, 12/14/15 (b)	25,000,000	25,000,000

Finance-Commercial 8.6%
Atlantic Asset Securitization LLC, 0.25%, 08/12/15 (a)	13,500,000	13,498,969
CIESCO LLC 0.28%, 08/11/15 (a)	3,000,000	2,999,767
0.40%, 12/16/15 (a)	17,000,000	16,974,122
Fairway Finance Co. LLC 0.27%, 10/20/15 (a)	15,000,000	14,991,000
0.19%, 12/14/15 (a)(b)	10,000,000	10,000,000
0.19%, 12/17/15 (a)(b)	5,000,000	5,000,000
General Electric Capital Corp., 0.26%, 12/23/15 (b)	20,000,000	20,005,612

		83,469,470

Finance-Retail 20.5%
Barton Capital LLC 0.28%, 09/25/15	8,300,000	8,296,449
0.27%, 10/07/15 (a)	5,000,000	4,997,488
0.31%, 12/09/15 (a)(b)	5,000,000	5,000,000
CAFCO LLC 0.29%, 08/10/15 (a)	5,000,000	4,999,637
0.31%, 09/01/15 (a)	2,650,000	2,649,293
0.30%, 09/22/15 (a)	10,000,000	9,995,667
0.30%, 11/02/15 (a)	5,000,000	4,996,125
0.00%, 02/01/16 (a)	2,500,000	2,494,312
Chariot Funding LLC 0.30%, 10/16/15 (a)	9,000,000	8,994,300
0.30%, 11/05/15 (a)	10,000,000	9,992,000
0.40%, 12/07/15 (a)	7,700,000	7,689,049
0.50%, 01/14/16 (a)	23,000,000	22,946,972
Jupiter Securitization Co. LLC 0.28%, 08/28/15 (a)	19,000,000	18,996,010
0.28%, 09/10/15 (a)	5,000,000	4,998,445
0.28%, 09/17/15 (a)	12,000,000	11,995,613
0.30%, 11/04/15 (a)	9,000,000	8,992,875
0.42%, 01/07/16 (a)	4,000,000	3,992,580
Sheffield Receivables Co. LLC 0.36%, 10/21/15 (a)	18,000,000	17,985,420
0.36%, 11/03/15 (a)	20,000,000	19,981,200
0.36%, 11/12/15 (a)	9,000,000	8,990,730
0.37%, 12/03/15 (a)	1,900,000	1,897,579
Starbird Funding Corp., 0.29%, 10/01/15 (a)	7,250,000	7,246,437

		198,128,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value
Food & Beverage 1.2%
Coca-Cola Company, 0.23%, 10/28/15 (a)	$11,700,000	$11,693,422

Municipal 4.4%
Kaiser Foundation Hospital 0.20%, 09/03/15	800,000	799,854
0.18%, 09/14/15	9,000,000	8,998,021
0.18%, 09/16/15	4,000,000	3,999,080
0.25%, 10/14/15	3,080,000	3,078,417
0.30%, 11/12/15	25,116,000	25,094,442

		41,969,814

Oil & Oil Finance 0.1%
BP Capital Markets PLC, 0.25%, 10/16/15 (a)	1,250,000	1,249,340

Sovereign 6.2%
Caisse des Depots et Consignations (CDC) 0.23%, 08/07/15 (a)	5,000,000	4,999,809
0.21%, 08/17/15 (a)	5,000,000	4,999,522
0.18%, 08/27/15 (a)	9,000,000	8,998,830
0.24%, 10/14/15 (a)	8,000,000	7,996,053
0.32%, 12/15/15 (a)	11,000,000	10,986,702
Erste Abwicklungsanstalt 0.26%, 10/19/15 (a)	10,000,000	9,994,295
0.34%, 01/19/16 (a)(b)	12,000,000	12,000,000

		59,975,211

Total Commercial Paper (cost $561,449,584)		561,449,584

Corporate Bonds 9.3%

	Principal Amount	Market Value
Banking 1.6%
Rabobank Nederland NV, Utrecht, 2.13%, 10/13/15	626,000	627,995
Wells Fargo Bank NA, 0.46%, 07/21/16 (b)	15,000,000	15,000,000

		15,627,995

Finance-Automotive 3.9%
BMW US Capital LLC 0.40%, 02/05/16 (b)	10,000,000	10,000,000
0.42%, 05/27/16 (b)	8,000,000	8,000,000
0.40%, 07/06/16 (b)	15,000,000	15,000,000
Toyota Motor Credit Corp., 0.30%, 04/15/16 (b)	5,000,000	5,000,000

		38,000,000

Finance-Commercial 0.3%
General Electric Capital Corp. 1.03%, 08/11/15 (b)	300,000	300,057
0.93%, 09/30/15 (b)	285,000	285,293
0.48%, 01/08/16 (b)	280,000	280,153
0.48%, 06/20/16 (b)	2,500,000	2,503,522

		3,369,025

Insurance 2.1%
Metropolitan Life Global Funding I, 2.50%, 09/29/15 (a)	12,530,000	12,572,271
New York Life Global Funding, 0.29%, 10/29/15 (a)(b)	7,500,000	7,500,000

		20,072,271

Retail 1.4%
Wal-Mart Stores, Inc., 1.50%, 10/25/15	13,000,000	13,036,173

Total Corporate Bonds (cost $90,105,464)		90,105,464

Municipal Bonds 8.8%

	Principal Amount	Market Value
Illinois 1.5%
Illinois State, GO, 0.11%, 08/03/15 (a)(b)	14,765,000	14,765,000

New York 7.3%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.12%, 08/03/15 (a)(b)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, RB, 0.12%, 08/03/15 (a)(b)	38,405,000	38,405,000

		70,505,000

Total Municipal Bonds (cost $85,270,000)		85,270,000

Mutual Funds 8.4%

	Shares	Market Value
Asset Management 8.4%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.08% (c)	57,000,000	57,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.08% (c)	23,974,914	23,974,914

Total Mutual Funds (cost $80,974,914)		80,974,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Money Market Fund (Continued)

Repurchase Agreement 11.8%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.15%, dated 07/31/15, due 08/03/15, repurchase price $114,228,428, collateralized by U.S. Government Agency Securities, ranging from 0.39% - 6.00%, maturing 02/25/32 to 10/25/44; total market value $117,431,891.	$114,227,000	$114,227,000

Total Repurchase Agreement (cost $114,227,000)		114,227,000

Total Investments (cost $969,513,650) (d) — 100.4%		969,513,650
Liabilities in excess of other assets — (0.4)%		(3,891,566)

NET ASSETS — 100.0%		$965,622,084

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $514,516,997 which represents 53.28% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of July 31, 2015.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $969,513,650, tax unrealized appreciation and depreciation were $0 and $0, respectively.

GO	General Obligation
LLC	Limited Liability Company
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$2,986,688	$—	$2,986,688
Certificates of Deposit	—	34,500,000	—	34,500,000
Commercial Paper	—	561,449,584	—	561,449,584
Corporate Bonds	—	90,105,464	—	90,105,464
Municipal Bonds	—	85,270,000	—	85,270,000
Mutual Funds	80,974,914	—	—	80,974,914
Repurchase Agreement	—	114,227,000	—	114,227,000

Total	$80,974,914	$888,538,736	$—	$969,513,650

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.6%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 8.9%
Acadia Realty Trust	7,574	$242,217
Activia Properties, Inc.	26	218,555
Alexandria Real Estate Equities, Inc.	7,194	666,956
American Campus Communities, Inc.	12,095	451,385
American Homes 4 Rent, Class A	9,046	149,711
Apartment Investment & Management Co., Class A	16,709	652,988
Artis Real Estate Investment Trust	7,200	72,449
Ascendas Real Estate Investment Trust	208,600	367,779
Ashford Hospitality Prime, Inc.	1,988	28,945
Ashford Hospitality Trust, Inc.	9,931	86,797
Associated Estates Realty Corp.	5,833	167,699
AvalonBay Communities, Inc.	13,607	2,345,030
Befimmo SCA Sicafi	1,642	104,043
Beni Stabili SpA SIIQ	107,461	84,763
Big Yellow Group PLC	12,890	141,744
BioMed Realty Trust, Inc.	22,127	476,616
Boardwalk Real Estate Investment Trust	2,100	92,423
Boston Properties, Inc.	16,085	1,982,959
Brandywine Realty Trust	21,551	296,757
British Land Co. PLC (The)	106,787	1,400,464
Brixmor Property Group, Inc.	4,720	115,498
BWP Trust	41,848	102,851
Cambridge Industrial Trust	32,641	15,942
Camden Property Trust	8,127	647,153
Canadian Apartment Properties REIT	5,200	111,447
Canadian Real Estate Investment Trust	3,900	126,794
Capital Property Fund Ltd.	160,491	186,316
CapitaLand Commercial Trust	209,000	217,020
CapitaLand Mall Trust	264,800	386,028
CBL & Associates Properties, Inc.	18,166	296,832
Cedar Realty Trust, Inc.	10,078	67,523
Champion REIT	95,000	52,694
Charter Hall Retail REIT	26,426	83,128
Cofinimmo SA	1,566	168,233
Columbia Property Trust, Inc.	10,910	263,586
Corporate Office Properties Trust	9,428	218,070
Cousins Properties, Inc.	21,933	227,665
CubeSmart	17,657	461,907
Daiwa Office Investment Corp.	31	153,090
DCT Industrial Trust, Inc.	8,984	312,284
DDR Corp.	30,768	501,518
Derwent London PLC	11,543	654,374
Dexus Property Group	98,382	558,301
DiamondRock Hospitality Co.	20,707	261,115
Digital Realty Trust, Inc.	14,211	913,341
Douglas Emmett, Inc.	13,083	383,463
Duke Realty Corp.	38,671	779,994
DuPont Fabros Technology, Inc.	7,204	217,201
EastGroup Properties, Inc.	3,537	212,927
Education Realty Trust, Inc.	3,735	118,175
Equity Commonwealth *	12,718	333,212
Equity LifeStyle Properties, Inc.	8,596	497,536
Equity One, Inc.	7,498	192,474
Equity Residential	37,985	2,841,658
Essex Property Trust, Inc.	6,656	1,497,001
Eurocommercial Properties NV CVA-NL	4,530	195,455
Extra Space Storage, Inc.	11,533	847,906
Federal Realty Investment Trust	7,064	966,285
FelCor Lodging Trust, Inc.	13,502	126,379
First Industrial Realty Trust, Inc.	12,522	262,211
First Potomac Realty Trust	5,002	56,773
Fonciere des Regions	5,382	464,728
Fountainhead Property Trust	118,978	90,854
Franklin Street Properties Corp.	8,115	95,514
Frasers Commercial Trust	12,000	12,730
Frontier Real Estate Investment Corp.	49	213,397
Fukuoka REIT Corp.	61	102,564
Gecina SA	3,716	475,788
General Growth Properties, Inc.	66,460	1,803,724
Goodman Group	159,629	761,290
Goodman Property Trust	149,672	125,468
GPT Group (The)	178,643	600,485
Great Portland Estates PLC	42,289	549,367
Growthpoint Properties Ltd.	225,167	492,736
H&R Real Estate Investment Trust	14,780	252,351
Hammerson PLC	78,621	807,093
HCP, Inc.	47,635	1,840,616
Health Care REIT, Inc.	36,396	2,524,791
Healthcare Realty Trust, Inc.	9,956	239,342
Hersha Hospitality Trust	5,267	142,841
Highwoods Properties, Inc.	9,569	405,056
Home Properties, Inc.	6,036	444,853
Hospitality Properties Trust	16,556	453,966
Host Hotels & Resorts, Inc.	79,186	1,534,625
Hulic Reit, Inc.	89	117,663
Hyprop Investments Ltd.	14,403	147,579
Inland Real Estate Corp.	4,698	46,134
Intu Properties PLC	95,445	490,886
Investa Office Fund	64,130	185,319
Is Gayrimenkul Yatirim Ortakligi AS	29,552	16,395
Japan Excellent, Inc.	133	145,665
Japan Prime Realty Investment Corp.	88	285,035
Japan Real Estate Investment Corp.	134	600,949
Japan Retail Fund Investment Corp.	254	497,897
Kenedix Realty Investment Corp.	40	185,324
Kenedix Residential Investment Corp.	28	70,920
Keppel REIT	96,500	75,669
Kilroy Realty Corp.	8,885	629,502
Kimco Realty Corp.	43,877	1,084,201
Kite Realty Group Trust	8,788	232,003
Kiwi Property Group Ltd.	138,847	126,375
KLCCP Stapled Group	14,900	27,622
Klepierre	23,752	1,080,683
Land Securities Group PLC	82,159	1,663,935
LaSalle Hotel Properties	12,061	401,269
Liberty Property Trust	15,740	535,632
Link REIT (The)	225,500	1,325,730
LTC Properties, Inc.	5,254	230,493
Macerich Co. (The)	13,725	1,086,471
Mack-Cali Realty Corp.	7,534	157,009
Mapletree Logistics Trust	134,000	108,466

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Mercialys SA	6,152	$140,275
Mid-America Apartment Communities, Inc.	7,907	635,248
Mori Hills REIT Investment Corp.	132	154,795
MORI TRUST Sogo Reit, Inc.	110	204,353
New York REIT, Inc.	14,824	153,577
Nippon Building Fund, Inc.	151	674,819
Nomura Real Estate Office Fund, Inc.	40	171,013
Orix JREIT, Inc.	220	299,528
Parkway Properties, Inc.	9,211	165,245
Pebblebrook Hotel Trust	7,973	324,501
Pennsylvania Real Estate Investment Trust	7,461	163,545
Piedmont Office Realty Trust, Inc., Class A	14,576	265,429
Post Properties, Inc.	5,199	296,031
Premier Investment Corp.	25	130,852
Prologis, Inc.	54,444	2,210,971
PS Business Parks, Inc.	1,742	134,117
Public Storage	15,036	3,085,086
Ramco-Gershenson Properties Trust	8,596	145,616
Regency Centers Corp.	10,628	679,873
Rexford Industrial Realty, Inc.	4,224	61,544
RioCan Real Estate Investment Trust	17,400	356,422
Rouse Properties, Inc.	4,450	78,320
SA Corporate Real Estate Fund Nominees Pty Ltd.	222,799	81,897
Scentre Group	536,648	1,549,773
Segro PLC	74,899	524,944
Senior Housing Properties Trust	22,807	393,877
Shaftesbury PLC	24,237	353,488
Simon Property Group, Inc.	32,503	6,085,212
SL Green Realty Corp.	10,406	1,198,147
Smart Real Estate Investment Trust	7,000	162,175
Sovran Self Storage, Inc.	3,595	342,280
Starhill Global REIT	13,000	8,240
Strategic Hotels & Resorts, Inc. *	28,614	391,153
Sun Communities, Inc.	5,461	379,594
Sunstone Hotel Investors, Inc.	22,548	317,250
Suntec Real Estate Investment Trust	230,700	286,314
Tanger Factory Outlet Centers, Inc.	7,375	239,540
Taubman Centers, Inc.	6,026	450,745
Tokyu REIT, Inc.	105	121,293
Top REIT, Inc.	18	73,190
UDR, Inc.	26,800	906,108
Unibail-Rodamco SE	10,132	2,693,130
United Urban Investment Corp.	273	396,541
Universal Health Realty Income Trust	2,743	134,325
Urban Edge Properties	8,330	178,845
Vastned Retail NV	2,351	106,863
Ventas, Inc.	34,481	2,313,330
Vornado Realty Trust	17,959	1,751,900
Washington Real Estate Investment Trust	6,967	186,994
Weingarten Realty Investors	13,205	464,552
Wereldhave NV	3,363	198,823
Westfield Corp.	201,759	1,475,631
Workspace Group PLC	11,843	179,905
WP GLIMCHER, Inc.	18,293	247,687
Xenia Hotels & Resorts, Inc.	9,617	199,360

		87,574,911

Real Estate Management & Development 1.7%
Aeon Mall Co., Ltd.	13,230	248,477
Atrium European Real Estate Ltd. *	8,053	37,442
Ayala Land, Inc.	578,100	472,392
BR Malls Participacoes SA	54,100	203,036
Brookfield Asset Management, Inc., Class A	92,800	3,239,858
Buwog AG *	4,983	100,457
CA Immobilien Anlagen AG *	8,177	147,058
Capital & Counties Properties PLC	74,961	539,508
CapitaLand Ltd.	284,200	666,923
Castellum AB	17,796	253,736
Central Pattana PCL	158,900	213,079
Daibiru Corp.	9,100	83,082
Echo Investment SA *	18,995	33,237
Fabege AB	15,777	218,946
First Capital Realty, Inc.	7,900	111,809
Forest City Enterprises, Inc., Class A *	18,530	432,675
Global Logistic Properties Ltd. *	338,500	567,747
Grainger PLC	39,668	147,756
GuocoLand Ltd.	11,000	18,357
Hang Lung Group Ltd.	88,000	396,642
Hang Lung Properties Ltd.	229,000	653,986
Heiwa Real Estate Co., Ltd.	5,600	80,803
Hongkong Land Holdings Ltd.	114,400	875,551
Hulic Co., Ltd.	35,700	353,095
Hysan Development Co., Ltd.	61,342	262,565
Immofinanz AG *	112,287	275,792
Kerry Properties Ltd.	63,000	235,182
Kungsleden AB	17,608	117,928
Mitsui Fudosan Co., Ltd.	103,000	2,929,874
NTT Urban Development Corp.	16,300	160,205
PSP Swiss Property AG REG *	3,953	355,097
Robinsons Land Corp.	97,400	59,936
SM Prime Holdings, Inc.	950,075	445,214
Swiss Prime Site AG REG *	6,032	480,528
Tokyu Fudosan Holdings Corp.	60,100	453,438
Wheelock & Co., Ltd.	85,000	439,803

		16,311,214

Total Common Stocks (cost $93,644,508)		103,886,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Commodity-Linked Notes 4.9%

	Principal Amount	Market Value
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/25/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (a)(b)(c)	$723,000	$431,290
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.20% due 04/04/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (a)(b)(c)	574,000	393,916
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 08/24/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (a)(b)(c)	27,610,000	27,413,691
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 04/25/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (a)(b)(c)	13,920,000	10,214,111
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 07/29/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (a)(b)(c)	670,000	469,006
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 08/22/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (a)(b)(c)	11,350,000	9,831,121

Total Commodity-Linked Notes (cost $54,847,000)		48,753,135

Mutual Fund 47.6%

	Shares	Market Value
Money Market Fund 47.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (d)	467,024,655	467,024,655

Total Mutual Fund (cost $467,024,655)		467,024,655

Total Investments (cost $615,516,163) (e) — 63.1%		619,663,915
Other assets in excess of liabilities — 36.9%		362,391,375

NET ASSETS — 100.0%		$982,055,290

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2015. The maturity date represents the actual maturity date.
(b)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $48,753,135 which represents 4.96% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2015.
(e)	At July 31, 2015, the tax basis cost of the Fund’s investments was $615,607,516, tax unrealized appreciation and depreciation were $13,869,388 and $(9,812,989), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
LIBOR	London Interbank Offered Rate
Ltd.	Limited
NA	National Association
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At July 31, 2015, the Fund’s open swap contracts were as follows:

Centrally cleared Credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2015[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 23	1.00%	$182,170,000	3.156%	06/20/20	$(16,803,813)	$(36,480)
Markit CDX North America High Yield Index Series 24	5.00	173,900,000	3.525	06/20/20	11,312,426	446,269

					$(5,491,387)	$409,789

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total	Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/ Paid	Unrealised Appreciation/ (Depreciation)
Deutsche Bank AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$106,978,869	07/06/16	$0	$(7,444,433)

					$0	$(7,444,433)

At July 31, 2015, the Fund has $8,300,000 segregated as collateral with Deutsche Bank AG for open credit default and total return swap contracts.

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
90	Australian 10 Year Bond Future	09/15/15	$8,406,910	$177,609
93	Canadian 10 Year Bond Future	09/21/15	10,174,286	301,614
809	EURO-BUND Future	09/08/15	137,181,966	3,048,545
65	Japan 10 Year Bond Treasury Future	09/10/15	77,385,323	389,493
106	Long GILT Future	09/28/15	19,417,243	144,623

			$252,565,728	$4,061,884

GILT	Government Index-Linked Treasury

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$48,753,135	$—	$48,753,135

Common Stocks
Real Estate Investment Trusts (REITs)	61,751,384	25,823,527	—	87,574,911
Real Estate Management & Development	4,806,715	11,504,499	—	16,311,214

Total Common Stocks	$66,558,099	$37,328,026	$—	$103,886,125

Swap Contracts*	—	446,269	—	446,269
Futures Contracts	4,061,884	—	—	4,061,884
Mutual Fund	467,024,655	—	—	467,024,655

Total Assets	$537,644,638	$86,527,430	$—	$624,172,068

Liabilities:
Swap Contracts*	—	(7,480,913)	—	(7,480,913)

Total Liabilities	$—	$(7,480,913)	$—	$(7,480,913)

Total	$537,644,638	$79,046,517	$—	$616,691,155

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the period ended July 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2015. Swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the swap.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2015 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreement in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s objective(s) and to obtain and/or manage exposure related to the value of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts (a)
Credit risk	Swap contracts, at value	$446,269

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	4,061,884

Total		$4,508,153

Liabilities:
Swap Contracts (a)
Credit risk	Swap contracts, at value	(36,480)
Equity risk	Swap contracts, at value	(7,444,433)

Total		$(7,480,913)

(a)	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.6%

	Shares	Market Value
AUSTRALIA 6.8%
Airlines 0.0% †
Qantas Airways Ltd. *	81,247	$222,016

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	380,335	9,070,404
Bank of Queensland Ltd.	47,505	476,418
Bendigo & Adelaide Bank Ltd.	60,878	584,026
Commonwealth Bank of Australia	222,443	14,203,948
National Australia Bank Ltd.	358,745	9,104,570
Westpac Banking Corp.	430,074	10,935,190

		44,374,556

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,490	531,364
Treasury Wine Estates Ltd.	91,860	386,004

		917,368

Biotechnology 0.3%
CSL Ltd.	64,648	4,670,315

Capital Markets 0.1%
Macquarie Group Ltd.	39,729	2,377,907
Platinum Asset Management Ltd.	32,780	181,218

		2,559,125

Chemicals 0.1%
Incitec Pivot Ltd.	227,363	600,720
Orica Ltd. (a)	50,373	705,571

		1,306,291

Commercial Services & Supplies 0.1%
Brambles Ltd.	216,754	1,719,370

Construction & Engineering 0.0% †
CIMIC Group Ltd.	14,708	255,164

Construction Materials 0.0% †
Boral Ltd.	104,859	507,940

Containers & Packaging 0.1%
Amcor Ltd.	170,991	1,796,707

Diversified Financial Services 0.1%
ASX Ltd.	26,027	844,395

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	599,078	2,836,687
TPG Telecom Ltd.	36,631	254,459

		3,091,146

Electric Utilities 0.0% †
AusNet Services	238,266	242,049

Energy Equipment & Services 0.0% †
WorleyParsons Ltd.	29,376	197,032

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	153,996	4,766,426
Woolworths Ltd.	174,716	3,645,051

		8,411,477

Gas Utilities 0.1%
APA Group	153,354	1,014,678

Health Care Equipment & Supplies 0.0% †
Cochlear Ltd.	7,953	530,000

Health Care Providers & Services 0.1%
Healthscope Ltd.	160,524	320,640
Ramsay Health Care Ltd.	18,168	886,181
Sonic Healthcare Ltd.	51,877	782,730

		1,989,551

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	73,916	462,364
Crown Resorts Ltd.	46,906	466,321
Flight Centre Travel Group Ltd. (a)	7,812	202,931
Tabcorp Holdings Ltd.	108,283	382,588
Tatts Group Ltd.	191,397	555,841

		2,070,045

Information Technology Services 0.0% †
Computershare Ltd.	67,488	608,754

Insurance 0.4%
AMP Ltd.	410,321	1,977,556
Insurance Australia Group Ltd.	321,741	1,382,104
Medibank Pvt Ltd. *	378,235	577,085
QBE Insurance Group Ltd.	185,323	1,971,305
Suncorp Group Ltd.	178,259	1,855,664

		7,763,714

Media 0.0% †
REA Group Ltd.	7,038	222,461

Metals & Mining 0.9%
Alumina Ltd.	335,730	363,072
BHP Billiton Ltd.	439,320	8,482,132
BHP Billiton PLC	291,213	5,348,899
Fortescue Metals Group Ltd. (a)	204,746	276,681
Iluka Resources Ltd.	59,178	339,682
Newcrest Mining Ltd. *	103,034	852,266
South32 Ltd. *	742,607	968,913

		16,631,645

Multiline Retail 0.0% †
Harvey Norman Holdings Ltd.	78,270	254,587

Multi-Utilities 0.1%
AGL Energy Ltd.	92,525	1,125,869

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	36,210	912,169
Origin Energy Ltd.	150,159	1,242,507
Santos Ltd.	133,647	720,579
Woodside Petroleum Ltd.	101,752	2,645,717

		5,520,972

Professional Services 0.0% †
Seek Ltd.	44,905	493,181

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC *(b)	1,554,139	0
Dexus Property Group	126,221	716,282
Federation Centres	433,070	947,802
Goodman Group	240,254	1,145,801
GPT Group (The)	229,147	770,247
Mirvac Group	525,399	723,829
Scentre Group	728,728	2,104,477
Stockland	335,913	1,041,191
Westfield Corp.	272,744	1,994,803

		9,444,432

Real Estate Management & Development 0.1%
Lend Lease Group	75,168	853,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Road & Rail 0.1%
Asciano Ltd.	129,980	$771,588
Aurizon Holdings Ltd.	307,536	1,188,739

		1,960,327

Transportation Infrastructure 0.1%
Sydney Airport	152,641	625,019
Transurban Group	262,661	1,911,754

		2,536,773

		124,135,806

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG *	40,702	1,224,758
Raiffeisen Bank International AG *	15,700	230,107

		1,454,865

Machinery 0.0% †
Andritz AG	10,232	570,673

Metals & Mining 0.1%
voestalpine AG	15,441	662,058

Oil, Gas & Consumable Fuels 0.0% †
OMV AG	19,520	518,750

Real Estate Investment Trusts (REITs) 0.0% †
Immoeast AG *(b)	52,445	0

		3,206,346

BELGIUM 1.3%
Banks 0.1%
KBC Groep NV	35,233	2,456,808

Beverages 0.7%
Anheuser-Busch InBev NV	110,325	13,181,818

Chemicals 0.1%
Solvay SA	8,185	1,095,008
Umicore SA	12,887	564,556

		1,659,564

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,059	912,628

Diversified Telecommunication Services 0.0% †
Proximus	20,924	788,756

Food & Staples Retailing 0.1%
Colruyt SA	9,237	448,454
Delhaize Group	14,193	1,285,034

		1,733,488

Insurance 0.1%
Ageas	27,549	1,134,272

Media 0.0% †
Telenet Group Holding NV *	6,966	393,169

Pharmaceuticals 0.1%
UCB SA	17,376	1,344,502

		23,605,005

BERMUDA 0.0% †
Energy Equipment & Services 0.0% †
Seadrill Ltd.	49,586	446,163

CHINA 0.0% †
Machinery 0.0% †
Yangzijiang Shipbuilding Holdings Ltd.	284,166	266,726

DENMARK 1.7%
Banks 0.2%
Danske Bank A/S	96,867	3,028,499

Beverages 0.1%
Carlsberg A/S, Class B	14,785	1,288,151

Chemicals 0.1%
Novozymes A/S, Class B	33,435	1,747,699

Commercial Services & Supplies 0.0% †
ISS A/S	20,379	703,217

Diversified Telecommunication Services 0.0% †
TDC A/S	108,210	816,309

Electrical Equipment 0.1%
Vestas Wind Systems A/S	30,372	1,659,150

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,971	1,152,420
William Demant Holding A/S *	2,569	195,657

		1,348,077

Insurance 0.0% †
Tryg A/S	13,950	281,059

Marine 0.1%
AP Moeller - Maersk A/S, Class A	530	876,002
AP Moeller - Maersk A/S, Class B	1,015	1,729,142

		2,605,144

Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B	260,857	15,394,863

Road & Rail 0.1%
DSV A/S	24,111	825,307

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	15,789	1,777,901

		31,475,376

FINLAND 0.8%
Auto Components 0.0% †
Nokian Renkaat OYJ	15,662	470,676

Communications Equipment 0.2%
Nokia OYJ	504,635	3,573,474

Diversified Telecommunication Services 0.0% †
Elisa OYJ	19,698	663,494

Electric Utilities 0.1%
Fortum OYJ	61,675	1,082,935

Insurance 0.2%
Sampo OYJ, Class A	61,467	3,041,430

Machinery 0.2%
Kone OYJ, Class B	43,464	1,824,032
Metso OYJ (a)	15,487	426,065
Wartsila OYJ Abp	20,872	959,362

		3,209,459

Oil, Gas & Consumable Fuels 0.0% †
Neste OYJ	16,903	470,937

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	77,766	732,178
UPM-Kymmene OYJ	73,736	1,362,033

		2,094,211

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FINLAND (continued)
Pharmaceuticals 0.0% †
Orion OYJ, Class B	13,417	$560,130

		15,166,746

FRANCE 9.6%
Aerospace & Defense 0.6%
Airbus Group SE	81,939	5,816,474
Safran SA	40,052	3,032,367
Thales SA	13,880	937,977
Zodiac Aerospace	25,856	770,711

		10,557,529

Air Freight & Logistics 0.0% †
Bollore SA	72,300	400,469

Auto Components 0.2%
Cie Generale des Etablissements Michelin	25,647	2,510,550
Valeo SA	10,903	1,453,118

		3,963,668

Automobiles 0.2%
Peugeot SA *	59,356	1,187,342
Renault SA	26,548	2,443,947

		3,631,289

Banks 1.0%
BNP Paribas SA	145,088	9,437,578
Credit Agricole SA	145,078	2,282,746
Natixis SA	125,263	919,333
Societe Generale SA	100,828	4,950,801

		17,590,458

Beverages 0.2%
Pernod Ricard SA	29,341	3,509,691
Remy Cointreau SA	3,914	278,184

		3,787,875

Building Products 0.2%
Cie de Saint-Gobain	65,528	3,104,541

Chemicals 0.4%
Air Liquide SA	47,501	6,185,352
Arkema SA	8,582	668,752

		6,854,104

Commercial Services & Supplies 0.1%
Edenred	27,113	675,795
Societe BIC SA	4,012	686,979

		1,362,774

Communications Equipment 0.1%
Alcatel-Lucent *	401,518	1,515,130

Construction & Engineering 0.3%
Bouygues SA	27,667	1,015,324
Vinci SA	65,771	4,215,128

		5,230,452

Construction Materials 0.0% †
Imerys SA	4,678	352,442

Diversified Financial Services 0.0% †
Eurazeo SA	5,491	356,835
Wendel SA	4,324	575,734

		932,569

Diversified Telecommunication Services 0.5%
Iliad SA	3,487	827,384
Orange SA	257,077	4,228,980
Vivendi SA	157,795	4,146,356

		9,202,720

Electric Utilities 0.0% †
Electricite de France SA	35,295	839,943

Electrical Equipment 0.5%
Alstom SA *	31,473	924,340
Legrand SA (a)	36,401	2,239,283
Schneider Electric SE	76,187	5,314,669

		8,478,292

Energy Equipment & Services 0.0% †
Technip SA	13,928	791,428

Food & Staples Retailing 0.2%
Carrefour SA	77,434	2,657,998
Casino Guichard Perrachon SA	7,797	578,651

		3,236,649

Food Products 0.3%
Danone SA	79,614	5,401,192

Health Care Equipment & Supplies 0.2%
Essilor International SA	28,207	3,612,738

Hotels, Restaurants & Leisure 0.1%
Accor SA	28,781	1,410,944
Sodexo SA	12,950	1,206,162

		2,617,106

Information Technology Services 0.2%
AtoS	11,846	900,133
Cap Gemini SA	21,323	2,037,015

		2,937,148

Insurance 0.4%
AXA SA	268,062	7,059,473
CNP Assurances	22,507	378,269
SCOR SE	20,728	794,306

		8,232,048

Machinery 0.0% †
Vallourec SA	14,647	239,698

Media 0.2%
Eutelsat Communications SA	20,883	636,438
JCDecaux SA	8,908	340,889
Lagardere SCA	15,603	466,633
Numericable-SFR SAS *	13,171	718,117
Publicis Groupe SA	26,097	1,973,645

		4,135,722

Multi-Utilities 0.3%
Engie	200,706	3,849,034
Suez Environnement Co.	40,242	771,285
Veolia Environnement SA	58,677	1,310,614

		5,930,933

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	293,675	14,490,785

Personal Products 0.4%
L’Oreal SA	34,702	6,486,249

Pharmaceuticals 1.0%
Sanofi	162,914	17,560,671

Professional Services 0.0% †
Bureau Veritas SA	36,389	850,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	4,041	$348,934
Gecina SA	4,133	529,180
ICADE	4,938	366,086
Klepierre	24,399	1,110,120
Unibail-Rodamco SE	13,552	3,602,182

		5,956,502

Software 0.1%
Dassault Systemes	17,421	1,313,684

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	7,557	1,563,145
Hermes International	3,623	1,408,924
Kering	10,722	2,064,797
LVMH Moet Hennessy Louis Vuitton SE	38,608	7,221,974

		12,258,840

Trading Companies & Distributors 0.0% †
Rexel SA	36,238	570,701

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	477,917
Groupe Eurotunnel SE REG	62,281	894,781

		1,372,698

		175,799,240

GERMANY 8.3%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	134,361	4,061,100

Airlines 0.0% †
Deutsche Lufthansa AG REG *	34,068	462,820

Auto Components 0.2%
Continental AG	15,064	3,367,753

Automobiles 0.9%
Bayerische Motoren Werke AG	45,498	4,562,341
Daimler AG REG	132,102	11,817,296
Volkswagen AG	4,859	982,807

		17,362,444

Banks 0.1%
Commerzbank AG *	146,049	1,888,787

Capital Markets 0.4%
Deutsche Bank AG REG	189,978	6,673,895

Chemicals 1.0%
BASF SE	126,014	10,889,448
Evonik Industries AG	12,787	512,443
K+S AG REG	24,429	1,002,325
Lanxess AG	12,226	706,022
Linde AG	25,465	4,806,102
Symrise AG	17,152	1,140,384

		19,056,724

Construction Materials 0.1%
HeidelbergCement AG	19,528	1,487,266

Diversified Financial Services 0.1%
Deutsche Boerse AG	26,293	2,388,484

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	434,456	7,856,025
Telefonica Deutschland Holding AG	80,662	500,274

		8,356,299

Electrical Equipment 0.0% †
OSRAM Licht AG	12,964	736,465

Food & Staples Retailing 0.0% †
METRO AG	21,902	689,540

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	29,685	2,428,890
Fresenius SE & Co. KGaA	52,153	3,608,775

		6,037,665

Hotels, Restaurants & Leisure 0.1%
TUI AG	62,198	1,068,415

Household Products 0.1%
Henkel AG & Co. KGaA	14,258	1,438,006

Industrial Conglomerates 0.6%
Siemens AG REG	108,785	11,655,877

Insurance 0.8%
Allianz SE REG	62,464	10,232,387
Hannover Rueck SE	8,506	903,045
Muenchener Rueckversicherungs-Gesellschaft AG REG	23,665	4,349,115

		15,484,547

Internet Software & Services 0.1%
United Internet AG REG	17,156	847,942

Machinery 0.1%
GEA Group AG	24,974	1,056,794
MAN SE	4,781	498,520

		1,555,314

Media 0.1%
Axel Springer SE	5,446	305,227
Kabel Deutschland Holding AG *	3,086	418,813
ProSiebenSat.1 Media SE	29,632	1,514,884

		2,238,924

Metals & Mining 0.1%
ThyssenKrupp AG	50,470	1,279,917

Multi-Utilities 0.3%
E.ON SE	277,266	3,661,653
RWE AG	65,663	1,367,539

		5,029,192

Personal Products 0.1%
Beiersdorf AG	14,123	1,206,662

Pharmaceuticals 1.0%
Bayer AG REG	113,456	16,754,786
Merck KGaA	17,946	1,826,260

		18,581,046

Real Estate Management & Development 0.2%
Deutsche Annington Immobilien SE	63,482	1,980,632
Deutsche Wohnen AG - Bearer Shares	39,259	968,603

		2,949,235

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	153,389	1,720,599

Software 0.5%
SAP SE	134,839	9,687,242

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	28,821	2,358,487
HUGO BOSS AG	9,176	1,106,409

		3,464,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Trading Companies & Distributors 0.1%
Brenntag AG	22,291	$1,239,600

Transportation Infrastructure 0.0% †
Fraport AG Frankfurt Airport Services Worldwide	4,937	324,150

		152,340,806

HONG KONG 3.0%
Airlines 0.0% †
Cathay Pacific Airways Ltd.	152,000	359,265

Banks 0.3%
Bank of East Asia Ltd. (The)	168,350	681,801
BOC Hong Kong Holdings Ltd.	501,600	2,020,365
Hang Seng Bank Ltd.	106,300	2,177,766

		4,879,932

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	265,032
Hong Kong Exchanges and Clearing Ltd.	152,000	4,116,584

		4,381,616

Diversified Telecommunication Services 0.0% †
HKT Trust & HKT Ltd.	376,420	458,368
PCCW Ltd.	548,000	327,940

		786,308

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	86,500	752,175
CLP Holdings Ltd.	259,500	2,203,810
Power Assets Holdings Ltd.	192,800	1,816,072

		4,772,057

Food Products 0.0% †
WH Group Ltd. *(c)	804,000	514,983

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	950,030	1,938,044

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	318,000	1,462,297
Shangri-La Asia Ltd.	159,333	205,399
SJM Holdings Ltd.	278,000	321,953

		1,989,649

Household Durables 0.0% †
Techtronic Industries Co. Ltd.	183,500	646,206

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	370,886	5,505,241
NWS Holdings Ltd.	201,645	303,096

		5,808,337

Insurance 0.6%
AIA Group Ltd.	1,664,000	10,823,554

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	322,051	1,893,360

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd. *	391,386	3,261,424
Hang Lung Properties Ltd.	306,000	873,885
Henderson Land Development Co., Ltd.(a)	158,967	1,048,914
Hysan Development Co., Ltd.	88,673	379,552
Kerry Properties Ltd.	85,000	317,309
New World Development Co., Ltd.	715,829	864,393
Sino Land Co., Ltd.	406,200	630,274
Sun Hung Kai Properties Ltd.	233,700	3,586,085
Swire Pacific Ltd., Class A	81,000	1,037,353
Swire Properties Ltd.	161,400	518,957
Wharf Holdings Ltd. (The)	187,270	1,187,316
Wheelock & Co., Ltd.	128,000	662,292

		14,367,754

Road & Rail 0.1%
MTR Corp., Ltd.	197,714	880,221

Semiconductors & Semiconductor Equipment 0.0% †
ASM Pacific Technology Ltd.	34,300	310,302

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	795,200	615,135
Yue Yuen Industrial Holdings Ltd.	103,000	334,602

		949,737

Trading Companies & Distributors 0.0% †
Noble Group Ltd.	593,014	196,805

		55,498,130

IRELAND 1.0%
Airlines 0.0% †
Ryanair Holdings PLC	26,414	362,263

Banks 0.1%
Bank of Ireland *	3,780,572	1,587,780

Construction Materials 0.2%
CRH PLC	111,604	3,300,884
James Hardie Industries PLC, CDI	61,975	857,104

		4,157,988

Food Products 0.1%
Kerry Group PLC, Class A	22,529	1,711,985

Pharmaceuticals 0.4%
Shire PLC	81,314	7,228,502

Professional Services 0.2%
Experian PLC	135,602	2,542,353

		17,590,871

ISRAEL 0.6%
Banks 0.1%
Bank Hapoalim BM	144,065	801,010
Bank Leumi Le-Israel BM *	176,976	771,830
Mizrahi Tefahot Bank Ltd.	18,702	239,943

		1,812,783

Chemicals 0.0% †
Israel Chemicals Ltd.	64,782	448,309
Israel Corp., Ltd. (The)	345	121,707

		570,016

Diversified Telecommunication Services 0.0% †
Bezeq The Israeli Telecommunication Corp., Ltd.	256,036	472,193

Oil, Gas & Consumable Fuels 0.0% †
Delek Group Ltd.	608	179,554

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd.	118,548	8,133,583

Software 0.0% †
NICE-Systems Ltd.	7,901	507,279

		11,675,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY 2.2%
Aerospace & Defense 0.0% †
Finmeccanica SpA *	54,315	$782,633

Auto Components 0.0% †
Pirelli & C. SpA	34,359	568,093

Banks 0.8%
Banca Monte dei Paschi di Siena SpA *	311,069	618,166
Banco Popolare SC *	50,865	880,679
Intesa Sanpaolo SpA	1,756,722	6,763,611
Intesa Sanpaolo SpA - RSP	124,329	414,984
UniCredit SpA	609,987	4,045,002
Unione di Banche Italiane SCPA	117,697	954,608

		13,677,050

Capital Markets 0.1%
Mediobanca SpA	81,541	888,635

Diversified Financial Services 0.0% †
EXOR SpA	13,202	664,263

Diversified Telecommunication Services 0.2%
Telecom Italia SpA *	1,375,778	1,823,053
Telecom Italia SpA - RSP	824,283	855,661

		2,678,714

Electric Utilities 0.3%
Enel SpA	918,590	4,316,407
Terna Rete Elettrica Nazionale SpA	201,799	941,166

		5,257,573

Electrical Equipment 0.0% †
Prysmian SpA	27,346	627,886

Energy Equipment & Services 0.0% †
Saipem SpA *(a)	34,214	298,577

Gas Utilities 0.1%
Snam SpA	289,520	1,424,687

Independent Power and Renewable Electricity Producers 0.0% †
Enel Green Power SpA	248,533	516,271

Insurance 0.2%
Assicurazioni Generali SpA	163,592	3,223,948
UnipolSai SpA	120,515	313,161

		3,537,109

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	350,897	6,140,912

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,443	1,700,011

Transportation Infrastructure 0.1%
Atlantia SpA	57,558	1,537,038

		40,299,452

JAPAN 22.4%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	50,300	1,114,803

Airlines 0.1%
ANA Holdings, Inc.	163,000	519,040
Japan Airlines Co., Ltd.	16,574	625,321

		1,144,361

Auto Components 0.7%
Aisin Seiki Co., Ltd.	26,000	1,054,012
Bridgestone Corp.	89,700	3,381,237
Denso Corp.	68,000	3,370,478
Koito Manufacturing Co., Ltd.	14,000	550,004
NGK Spark Plug Co., Ltd.	23,900	632,678
NHK Spring Co., Ltd.	20,400	216,077
NOK Corp.	13,600	398,359
Stanley Electric Co., Ltd.	20,100	429,089
Sumitomo Electric Industries Ltd.	102,900	1,534,721
Sumitomo Rubber Industries Ltd.	22,900	345,057
Toyoda Gosei Co., Ltd.	9,600	212,126
Toyota Industries Corp.	22,300	1,234,438
Yokohama Rubber Co., Ltd. (The)	15,000	296,657

		13,654,933

Automobiles 2.5%
Daihatsu Motor Co., Ltd.	27,000	383,447
Fuji Heavy Industries Ltd.	82,200	3,037,086
Honda Motor Co., Ltd.	222,900	7,488,885
Isuzu Motors Ltd.	81,900	1,133,678
Mazda Motor Corp.	73,660	1,444,885
Mitsubishi Motors Corp.	85,699	728,534
Nissan Motor Co., Ltd.	338,700	3,222,572
Suzuki Motor Corp.	49,700	1,730,156
Toyota Motor Corp.	375,200	24,984,488
Yamaha Motor Co., Ltd.	37,300	846,243

		44,999,974

Banks 2.2%
Aozora Bank Ltd.	155,000	594,762
Bank of Kyoto Ltd. (The)	45,000	530,603
Bank of Yokohama Ltd. (The)	159,000	1,010,293
Chiba Bank Ltd. (The)	95,300	759,345
Chugoku Bank Ltd. (The)	20,300	317,087
Fukuoka Financial Group, Inc.	108,600	558,134
Gunma Bank Ltd. (The)	54,000	401,300
Hachijuni Bank Ltd. (The)	58,000	450,120
Hiroshima Bank Ltd. (The)	71,000	416,084
Hokuhoku Financial Group, Inc.	170,000	401,362
Iyo Bank Ltd. (The)	34,000	432,276
Joyo Bank Ltd. (The)	91,000	538,216
Mitsubishi UFJ Financial Group, Inc.	1,749,584	12,731,877
Mizuho Financial Group, Inc.	3,174,719	6,922,509
Resona Holdings, Inc.	300,101	1,649,874
Seven Bank Ltd.	88,900	423,410
Shinsei Bank Ltd.	221,000	482,831
Shizuoka Bank Ltd. (The)	72,000	813,282
Sumitomo Mitsui Financial Group, Inc.	175,405	7,909,717
Sumitomo Mitsui Trust Holdings, Inc.	451,769	2,098,297
Suruga Bank Ltd.	25,000	536,825
Yamaguchi Financial Group, Inc.	28,000	373,836

		40,352,040

Beverages 0.2%
Asahi Group Holdings Ltd.	52,700	1,766,187
Kirin Holdings Co., Ltd.	114,000	1,752,856
Suntory Beverage & Food Ltd.	19,300	815,273

		4,334,316

Building Products 0.2%
Asahi Glass Co., Ltd.	138,600	812,026
Daikin Industries Ltd.	32,100	2,074,546
LIXIL Group Corp.	35,200	705,692
TOTO Ltd.	38,200	621,788

		4,214,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Capital Markets 0.3%
Daiwa Securities Group, Inc.	227,200	$1,765,443
Nomura Holdings, Inc.	494,000	3,537,487
SBI Holdings, Inc.	27,170	377,301

		5,680,231

Chemicals 0.8%
Air Water, Inc.	20,000	346,942
Asahi Kasei Corp.	180,200	1,368,853
Daicel Corp.	38,000	515,056
Hitachi Chemical Co., Ltd.	15,600	275,855
JSR Corp.	24,800	412,679
Kaneka Corp.	41,500	299,421
Kansai Paint Co., Ltd.	31,000	504,598
Kuraray Co., Ltd.	47,100	555,251
Mitsubishi Chemical Holdings Corp.	182,700	1,192,411
Mitsubishi Gas Chemical Co., Inc.	53,000	294,008
Mitsui Chemicals, Inc.	104,100	389,908
Nippon Paint Holdings Co., Ltd.	20,100	576,110
Nitto Denko Corp.	21,510	1,627,941
Shin-Etsu Chemical Co., Ltd.	56,800	3,396,641
Sumitomo Chemical Co., Ltd.	204,200	1,164,872
Taiyo Nippon Sanso Corp.	22,000	258,393
Teijin Ltd.	124,800	455,480
Toray Industries, Inc.	203,300	1,617,733

		15,252,152

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	75,700	839,975
Park24 Co., Ltd.	13,900	252,739
Secom Co., Ltd.	28,400	1,910,646
Toppan Printing Co., Ltd.	76,000	660,436

		3,663,796

Construction & Engineering 0.2%
Chiyoda Corp.	22,000	177,275
JGC Corp.	28,000	478,188
Kajima Corp.	117,800	584,756
Obayashi Corp.	89,500	688,814
Shimizu Corp.	82,000	719,136
Taisei Corp.	137,000	805,079

		3,453,248

Construction Materials 0.0% †
Taiheiyo Cement Corp.	154,000	507,743

Consumer Finance 0.1%
Acom Co., Ltd. *(a)	56,600	268,828
AEON Financial Service Co., Ltd.	16,000	416,576
Credit Saison Co., Ltd.	21,300	471,408

		1,156,812

Containers & Packaging 0.0% †
Toyo Seikan Group Holdings Ltd.	21,600	336,571

Diversified Consumer Services 0.0% †
Benesse Holdings, Inc.	9,400	253,503

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	36,200	1,260,052
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	340,388
ORIX Corp.	181,500	2,710,817

		4,311,257

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	103,508	3,986,376

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	90,200	1,530,106
Chugoku Electric Power Co., Inc. (The)	41,500	620,645
Hokuriku Electric Power Co.	22,700	348,953
Kansai Electric Power Co., Inc. (The) *	97,400	1,320,674
Kyushu Electric Power Co., Inc. *	59,200	838,890
Shikoku Electric Power Co., Inc.	22,600	380,318
Tohoku Electric Power Co., Inc.	61,900	907,643
Tokyo Electric Power Co., Inc. *	196,000	1,405,986

		7,353,215

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,200	310,895
Mabuchi Motor Co., Ltd.	7,400	442,787
Mitsubishi Electric Corp.	263,600	2,831,128
Nidec Corp.	29,700	2,655,368

		6,240,178

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	36,200	241,505
Hamamatsu Photonics KK	19,200	499,319
Hirose Electric Co., Ltd.	4,200	501,003
Hitachi High-Technologies Corp.	8,300	193,457
Hitachi Ltd.	671,300	4,349,211
Ibiden Co., Ltd.	16,200	267,834
Japan Display, Inc. *	48,400	150,047
Keyence Corp.	6,268	3,157,416
Kyocera Corp.	44,000	2,265,541
Murata Manufacturing Co., Ltd.	28,100	4,163,084
Nippon Electric Glass Co., Ltd.	60,000	291,138
Omron Corp.	26,800	1,050,112
Shimadzu Corp.	36,000	535,905
TDK Corp.	17,000	1,188,717
Yaskawa Electric Corp.	30,000	355,577
Yokogawa Electric Corp.	28,700	321,955

		19,531,821

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	88,000	1,344,707
FamilyMart Co., Ltd.	7,900	381,791
Lawson, Inc.	8,800	654,556
Seven & i Holdings Co., Ltd.	103,200	4,761,790

		7,142,844

Food Products 0.4%
Ajinomoto Co., Inc.	76,000	1,747,807
Calbee, Inc.	9,500	423,303
Kikkoman Corp.	21,000	733,967
MEIJI Holdings Co., Ltd.	8,299	1,178,726
NH Foods Ltd.	24,000	583,332
Nisshin Seifun Group, Inc.	31,452	450,789
Nissin Foods Holdings Co., Ltd.	8,000	360,510
Toyo Suisan Kaisha Ltd.	11,700	442,103
Yakult Honsha Co., Ltd.	12,100	802,912
Yamazaki Baking Co., Ltd.	15,100	240,561

		6,964,010

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	1,035,226
Toho Gas Co., Ltd.	56,000	334,542
Tokyo Gas Co., Ltd.	331,400	1,789,274

		3,159,042

Health Care Equipment & Supplies 0.3%
HOYA Corp.	59,600	2,520,383

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Health Care Equipment & Supplies (continued)
Olympus Corp.	33,000	$1,262,694
Sysmex Corp.	19,900	1,287,734
Terumo Corp.	41,500	1,069,828

		6,140,639

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	22,800	381,837
Medipal Holdings Corp.	16,400	292,001
Miraca Holdings, Inc.	7,900	363,616
Suzuken Co., Ltd.	10,780	381,430

		1,418,884

Health Care Technology 0.0% †
M3, Inc.	25,400	598,537

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,624	204,961
Oriental Land Co., Ltd.	27,400	1,737,881

		1,942,842

Household Durables 0.7%
Casio Computer Co., Ltd. (a)	30,000	597,620
Iida Group Holdings Co., Ltd.	22,500	394,931
Nikon Corp.	48,200	573,324
Panasonic Corp.	302,202	3,531,035
Rinnai Corp.	5,300	374,660
Sekisui Chemical Co., Ltd.	59,000	654,609
Sekisui House Ltd.	79,800	1,185,446
Sharp Corp. *(a)	226,900	300,239
Sony Corp. *	159,100	4,509,916

		12,121,780

Household Products 0.1%
Unicharm Corp.	53,800	1,291,605

Independent Power and Renewable Electricity Producers 0.0% †
Electric Power Development Co., Ltd.	19,700	680,867

Industrial Conglomerates 0.1%
Keihan Electric Railway Co., Ltd.	73,000	476,772
Seibu Holdings, Inc.	17,000	389,145
Toshiba Corp.	567,700	1,735,170

		2,601,087

Information Technology Services 0.2%
Fujitsu Ltd.	258,100	1,353,980
Itochu Techno-Solutions Corp.	7,800	182,114
Nomura Research Institute Ltd.	15,800	648,058
NTT Data Corp.	17,400	831,356
Otsuka Corp.	6,300	330,660

		3,346,168

Insurance 0.7%
Dai-ichi Life Insurance Co., Ltd. (The)	146,700	2,979,826
MS&AD Insurance Group Holdings, Inc.	69,155	2,177,852
Sompo Japan Nipponkoa Holdings, Inc.	45,925	1,618,071
Sony Financial Holdings, Inc.	24,400	466,430
T&D Holdings, Inc.	78,900	1,201,470
Tokio Marine Holdings, Inc.	95,800	3,989,409

		12,433,058

Internet & Catalog Retail 0.1%
Rakuten, Inc.	111,200	1,786,988

Internet Software & Services 0.1%
Kakaku.com, Inc.	19,700	313,135
Mixi, Inc. (a)	5,500	238,148
Yahoo Japan Corp.	193,300	845,716

		1,396,999

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	24,449	541,944
Sankyo Co., Ltd.	7,300	276,881
Sega Sammy Holdings, Inc.	24,500	305,664
Shimano, Inc.	10,600	1,469,509
Yamaha Corp.	22,800	536,619

		3,130,617

Machinery 1.2%
Amada Co., Ltd.	47,000	460,368
FANUC Corp.	27,900	4,653,341
Hino Motors Ltd.	35,000	452,939
Hitachi Construction Machinery Co., Ltd.	14,600	242,746
IHI Corp.	191,000	759,075
JTEKT Corp.	29,200	504,231
Kawasaki Heavy Industries Ltd.	195,200	855,553
Komatsu Ltd.	127,600	2,357,915
Kubota Corp.	153,100	2,618,414
Kurita Water Industries Ltd.	15,000	327,810
Makita Corp.	16,400	905,398
Minebea Co., Ltd.	45,000	703,734
Mitsubishi Heavy Industries Ltd.	414,200	2,189,942
Nabtesco Corp.	15,200	333,775
NGK Insulators Ltd.	36,000	922,671
NSK Ltd.	66,400	856,854
SMC Corp.	7,200	1,823,896
Sumitomo Heavy Industries Ltd.	75,000	378,529
THK Co., Ltd.	16,300	315,769

		21,662,960

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	452,876
Nippon Yusen KK	220,400	602,483

		1,055,359

Media 0.1%
Dentsu, Inc.	29,161	1,650,263
Hakuhodo DY Holdings, Inc.	34,200	382,120
Toho Co., Ltd.	15,400	364,352

		2,396,735

Metals & Mining 0.4%
Hitachi Metals Ltd.	30,000	446,012
JFE Holdings, Inc.	66,500	1,245,271
Kobe Steel Ltd.	424,000	655,843
Maruichi Steel Tube Ltd.	5,900	152,016
Mitsubishi Materials Corp.	156,000	564,731
Nippon Steel & Sumitomo Metal Corp.	1,048,065	2,475,605
Sumitomo Metal Mining Co., Ltd.	68,000	914,276

		6,453,754

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.	16,000	682,090
Isetan Mitsukoshi Holdings Ltd.	48,778	887,342
J. Front Retailing Co., Ltd.	33,600	631,240
Marui Group Co., Ltd.	30,700	429,237
Takashimaya Co., Ltd.	37,000	353,947

		2,983,856

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	$220,571
INPEX Corp.	125,600	1,364,736
JX Holdings, Inc.	303,717	1,294,677
Showa Shell Sekiyu KK	21,400	200,959
TonenGeneral Sekiyu KK	39,000	389,935

		3,470,878

Paper & Forest Products 0.0% †
Oji Holdings Corp.	108,000	472,210

Personal Products 0.3%
Kao Corp.	69,100	3,503,133
Shiseido Co., Ltd.	50,500	1,221,511

		4,724,644

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	292,600	4,404,194
Chugai Pharmaceutical Co., Ltd.	30,600	1,113,079
Daiichi Sankyo Co., Ltd.	88,500	1,812,230
Eisai Co., Ltd.	35,100	2,290,799
Hisamitsu Pharmaceutical Co., Inc.	8,900	323,542
Kyowa Hakko Kirin Co., Ltd.	30,000	488,157
Mitsubishi Tanabe Pharma Corp.	31,300	521,137
Ono Pharmaceutical Co., Ltd.	11,400	1,373,450
Otsuka Holdings Co., Ltd.	52,900	1,899,374
Santen Pharmaceutical Co., Ltd.	52,000	765,026
Shionogi & Co., Ltd.	40,300	1,605,543
Sumitomo Dainippon Pharma Co., Ltd.	21,900	261,884
Taisho Pharmaceutical Holdings Co., Ltd.	4,970	333,485
Takeda Pharmaceutical Co., Ltd.	108,500	5,458,778

		22,650,678

Professional Services 0.0% †
Recruit Holdings Co., Ltd.	19,000	598,583

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	359,533
Japan Real Estate Investment Corp.	168	753,429
Japan Retail Fund Investment Corp.	335	656,675
Nippon Building Fund, Inc.	197	880,393
Nippon Prologis REIT, Inc.	206	406,277
United Urban Investment Corp.	335	486,598

		3,542,905

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	15,950	299,563
Daito Trust Construction Co., Ltd.	10,500	1,108,834
Daiwa House Industry Co., Ltd.	80,900	2,012,162
Hulic Co., Ltd.	36,700	362,985
Mitsubishi Estate Co., Ltd.	169,600	3,766,414
Mitsui Fudosan Co., Ltd.	129,700	3,689,365
Nomura Real Estate Holdings, Inc.	17,800	354,966
NTT Urban Development Corp.	18,300	179,862
Sumitomo Realty & Development Co., Ltd.	48,000	1,683,751
Tokyo Tatemono Co., Ltd.	27,500	384,818
Tokyu Fudosan Holdings Corp.	71,400	538,693

		14,381,413

Road & Rail 0.9%
Central Japan Railway Co.	19,800	3,463,847
East Japan Railway Co.	46,190	4,556,522
Hankyu Hanshin Holdings, Inc.	151,000	953,868
Keikyu Corp.	65,000	534,668
Keio Corp.	80,400	668,921
Keisei Electric Railway Co., Ltd.	39,000	475,413
Kintetsu Group Holdings Co., Ltd.	249,500	888,774
Nagoya Railroad Co., Ltd.	136,000	510,672
Nippon Express Co., Ltd.	118,500	626,421
Odakyu Electric Railway Co., Ltd.	84,100	841,170
Tobu Railway Co., Ltd.	137,000	658,685
Tokyu Corp.	151,900	1,116,313
West Japan Railway Co.	22,600	1,621,918

		16,917,192

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,700	180,920
Rohm Co., Ltd.	13,300	768,986
Tokyo Electron Ltd.	23,500	1,297,340

		2,247,246

Software 0.2%
COLOPL, Inc. (a)	7,300	141,810
GungHo Online Entertainment, Inc.	49,000	162,608
Konami Corp.	12,500	260,687
Nexon Co., Ltd.	17,300	236,886
Nintendo Co., Ltd.	14,800	2,599,479
Oracle Corp. Japan	5,400	227,258
Trend Micro, Inc.	14,500	530,729

		4,159,457

Specialty Retail 0.3%
ABC-Mart, Inc. (a)	4,100	246,173
Fast Retailing Co., Ltd.	7,200	3,561,820
Hikari Tsushin, Inc.	2,300	160,559
Nitori Holdings Co., Ltd.	9,400	842,708
Sanrio Co., Ltd.	6,100	169,521
Shimamura Co., Ltd.	3,100	319,857
USS Co., Ltd.	30,600	537,325
Yamada Denki Co., Ltd.	92,800	354,602

		6,192,565

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,100	443,432
Canon, Inc.	146,400	4,684,088
FUJIFILM Holdings Corp.	63,500	2,518,330
Konica Minolta, Inc.	66,100	823,812
NEC Corp.	369,000	1,178,524
Ricoh Co., Ltd.	96,100	948,099
Seiko Epson Corp.	33,400	590,111

		11,186,396

Textiles, Apparel & Luxury Goods 0.0% †
Asics Corp.	22,400	643,735

Tobacco 0.3%
Japan Tobacco, Inc.	150,600	5,845,788

Trading Companies & Distributors 0.7%
ITOCHU Corp.	217,400	2,661,377
Marubeni Corp.	224,000	1,244,880
Mitsubishi Corp.	191,400	4,129,798
Mitsui & Co., Ltd.	235,200	3,051,766
Sumitomo Corp.	153,800	1,745,986
Toyota Tsusho Corp.	28,800	730,035

		13,563,842

Transportation Infrastructure 0.1%
Japan Airport Terminal Co., Ltd.	5,800	308,552
Kamigumi Co., Ltd.	33,000	310,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Transportation Infrastructure (continued)
Mitsubishi Logistics Corp.	16,400	$238,278

		857,221

Wireless Telecommunication Services 1.0%
KDDI Corp.	240,300	6,100,273
NTT DOCOMO, Inc.	211,300	4,461,670
SoftBank Group Corp.	131,400	7,263,022

		17,824,965

		411,529,731

JERSEY, CHANNEL ISLANDS 0.0% †
Metals & Mining 0.0% †
Randgold Resources Ltd.	11,989	723,249

LIECHTENSTEIN 0.1%
Construction Materials 0.1%
LafargeHolcim Ltd. REG *	23,965	1,659,711

LUXEMBOURG 0.3%
Energy Equipment & Services 0.0% †
Tenaris SA	62,692	792,452

Media 0.2%
Altice SA *	12,020	1,518,111
RTL Group SA	5,169	469,755
SES SA, FDR	43,387	1,340,758

		3,328,624

Metals & Mining 0.1%
ArcelorMittal	135,620	1,224,159

Wireless Telecommunication Services 0.0% †
Millicom International Cellular SA, SDR	9,039	661,030

		6,006,265

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	274,611
Sands China Ltd.	326,700	1,441,818
Wynn Macau Ltd.	219,200	452,058

		2,168,487

MEXICO 0.0% †
Metals & Mining 0.0% †
Fresnillo PLC	31,288	315,585

NETHERLANDS 3.5%
Air Freight & Logistics 0.0% †
TNT Express NV	58,015	485,529

Banks 0.5%
ING Groep NV, CVA	528,093	8,981,355

Beverages 0.2%
Heineken Holding NV	14,193	983,506
Heineken NV	31,269	2,458,982

		3,442,488

Chemicals 0.2%
Akzo Nobel NV	34,252	2,450,904
Koninklijke DSM NV	24,909	1,421,543

		3,872,447

Construction & Engineering 0.1%
Boskalis Westminster NV	11,518	562,740
OCI NV *	13,512	452,560

		1,015,300

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV (a)	443,934	1,754,019

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	122,256	2,433,110

Industrial Conglomerates 0.2%
Koninklijke Philips NV	128,858	3,590,784

Insurance 0.2%
Aegon NV	247,079	1,900,466
Delta Lloyd NV	27,689	491,569
NN Group NV	26,456	815,173

		3,207,208

Life Sciences Tools & Services 0.0% †
QIAGEN NV *	32,171	902,670

Media 0.1%
Wolters Kluwer NV	43,417	1,437,043

Oil, Gas & Consumable Fuels 1.4%
Koninklijke Vopak NV	10,033	524,139
Royal Dutch Shell PLC, Class A	534,331	15,315,721
Royal Dutch Shell PLC, Class B	333,629	9,660,247

		25,500,107

Professional Services 0.1%
Randstad Holding NV	17,790	1,214,916

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	48,072	4,778,617

Software 0.0% †
Gemalto NV	11,303	969,873

		63,585,466

NEW ZEALAND 0.1%
Construction Materials 0.0% †
Fletcher Building Ltd.	94,289	492,703

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	260,317	508,402

Electric Utilities 0.0% †
Contact Energy Ltd.	51,208	167,322
Mighty River Power Ltd. (a)	101,581	185,068

		352,390

Health Care Providers & Services 0.0% †
Ryman Healthcare Ltd.	49,853	276,332

Independent Power and Renewable Electricity Producers 0.0% †
Meridian Energy Ltd.	181,952	270,232

Transportation Infrastructure 0.0% †
Auckland International Airport Ltd.	127,755	456,009

		2,356,068

NORWAY 0.6%
Banks 0.1%
DNB ASA	137,596	2,243,152

Chemicals 0.1%
Yara International ASA	24,897	1,238,730

Diversified Telecommunication Services 0.1%
Telenor ASA	104,072	2,286,045

Food Products 0.1%
Orkla ASA	110,770	882,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY (continued)
Insurance 0.0% †
Gjensidige Forsikring ASA	28,022	$450,292

Metals & Mining 0.0% †
Norsk Hydro ASA	179,772	670,408

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	156,255	2,634,248

		10,405,687

PORTUGAL 0.2%
Banks 0.0% †
Banco Comercial Portugues SA, Class R *(a)	4,601,794	352,602

Electric Utilities 0.1%
EDP - Energias de Portugal SA	322,468	1,192,729

Food & Staples Retailing 0.0% †
Jeronimo Martins SGPS SA	33,716	501,093

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	51,540	596,080

		2,642,504

SINGAPORE 1.3%
Aerospace & Defense 0.0% †
Singapore Technologies Engineering Ltd.	214,000	511,646

Airlines 0.0% †
Singapore Airlines Ltd.	74,613	583,692

Banks 0.5%
DBS Group Holdings Ltd.	237,750	3,500,208
Oversea-Chinese Banking Corp., Ltd.	411,989	3,089,532
United Overseas Bank Ltd.	177,262	2,869,619

		9,459,359

Distributors 0.0% †
Jardine Cycle & Carriage Ltd.	16,226	349,479

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	112,900	656,366

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,100,703	3,287,386

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	211,303
Wilmar International Ltd.	260,558	607,590

		818,893

Hotels, Restaurants & Leisure 0.0% †
Genting Singapore PLC	868,217	556,351

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	202,600	1,106,801
Sembcorp Industries Ltd.	136,243	354,368

		1,461,169

Machinery 0.0% †
Sembcorp Marine Ltd. (a)	117,200	222,733

Media 0.0% †
Singapore Press Holdings Ltd.	200,500	610,861

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	260,506	459,293
CapitaLand Commercial Trust	282,000	292,821
CapitaLand Mall Trust	330,800	482,244
Suntec Real Estate Investment Trust	335,000	415,757

		1,650,115

Real Estate Management & Development 0.1%
CapitaLand Ltd.	360,345	845,610
City Developments Ltd.	56,099	381,799
Global Logistic Properties Ltd. *	427,900	717,693
UOL Group Ltd.	67,213	328,368

		2,273,470

Road & Rail 0.1%
ComfortDelGro Corp., Ltd.	294,620	646,540

Transportation Infrastructure 0.0% †
Hutchison Port Holdings Trust, Class U	730,100	438,196

Wireless Telecommunication Services 0.0% †
StarHub Ltd.	87,181	243,412

		23,769,668

SOUTH AFRICA 0.1%
Capital Markets 0.0% †
Investec PLC	74,236	677,055

Paper & Forest Products 0.1%
Mondi PLC	50,385	1,209,502

		1,886,557

SPAIN 3.5%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	872,149	8,843,891
Banco de Sabadell SA	681,842	1,553,414
Banco Popular Espanol SA	245,272	1,126,398
Banco Santander SA	1,971,026	13,629,076
Bankia SA	656,951	868,226
Bankinter SA	94,111	726,395
CaixaBank SA	323,203	1,442,348

		28,189,748

Biotechnology 0.1%
Grifols SA	21,359	943,841

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	25,097	842,282
Ferrovial SA	61,204	1,488,443

		2,330,725

Diversified Telecommunication Services 0.5%
Telefonica SA	611,007	9,372,062

Electric Utilities 0.4%
Endesa SA	45,225	950,093
Iberdrola SA	758,811	5,352,076
Red Electrica Corp. SA	14,160	1,130,674

		7,432,843

Food & Staples Retailing 0.0% †
Distribuidora Internacional de Alimentacion SA *	82,873	518,667

Gas Utilities 0.1%
Enagas SA	24,882	698,481
Gas Natural SDG SA	48,429	1,051,122

		1,749,603

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A (a)	61,124	2,668,466

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)
Insurance 0.0% †
Mapfre SA	147,879	$475,998

Machinery 0.0% †
Zardoya Otis SA	23,881	262,169

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	148,394	2,493,969

Specialty Retail 0.3%
Inditex SA	152,394	5,225,291

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	60,482	990,389
Aena SA *(c)	8,565	942,975

		1,933,364

		63,596,746

SWEDEN 2.8%
Banks 0.8%
Nordea Bank AB	416,736	5,188,709
Skandinaviska Enskilda Banken AB, Class A	206,394	2,484,668
Svenska Handelsbanken AB, Class A	208,827	3,195,954
Swedbank AB, Class A	124,372	2,913,313

		13,782,644

Building Products 0.2%
Assa Abloy AB, Class B	137,466	2,791,225

Commercial Services & Supplies 0.0% †
Securitas AB, Class B	43,286	621,364

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	416,187	4,449,892

Construction & Engineering 0.1%
Skanska AB, Class B	52,240	1,100,133

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	411,577
Investment AB Kinnevik, Class B	31,508	1,007,462
Investor AB, Class B	62,153	2,396,222

		3,815,261

Diversified Telecommunication Services 0.1%
TeliaSonera AB	351,985	2,139,092

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,461	1,113,512

Food & Staples Retailing 0.0% †
ICA Gruppen AB	10,956	399,797

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	53,006	352,073
Getinge AB, Class B	27,101	664,778

		1,016,851

Household Durables 0.1%
Electrolux AB Series B	33,204	953,218
Husqvarna AB, Class B	54,120	394,374

		1,347,592

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	81,918	2,330,933

Machinery 0.5%
Alfa Laval AB	43,374	797,725
Atlas Copco AB, Class A	92,131	2,519,691
Atlas Copco AB, Class B	52,826	1,298,988
Sandvik AB	148,117	1,500,828
SKF AB, Class B	53,780	1,051,908
Volvo AB, Class B	209,499	2,484,857

		9,653,997

Metals & Mining 0.0% †
Boliden AB	37,383	690,342

Oil, Gas & Consumable Fuels 0.0% †
Lundin Petroleum AB *	29,852	432,796

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	130,113	5,176,845

Tobacco 0.0% †
Swedish Match AB	28,275	866,060

Wireless Telecommunication Services 0.0% †
Tele2 AB, Class B	44,534	463,485

		52,191,821

SWITZERLAND 9.8%
Beverages 0.0% †
Coca-Cola HBC AG*	28,173	587,627

Biotechnology 0.1%
Actelion Ltd. REG *	13,927	2,059,571

Building Products 0.1%
Geberit AG REG	5,101	1,764,458

Capital Markets 1.1%
Credit Suisse Group AG REG *	209,144	6,169,916
Julius Baer Group Ltd. *	30,302	1,676,299
Partners Group Holding AG	2,330	779,089
UBS Group AG REG *	501,040	11,519,461

		20,144,765

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,162	565,982
Givaudan SA REG *	1,272	2,366,107
Sika AG - Bearer Shares	296	1,073,112
Syngenta AG REG	12,700	5,232,029

		9,237,230

Construction Materials 0.1%
LafargeHolcim Ltd. REG *	31,104	2,164,168

Diversified Financial Services 0.0% †
Pargesa Holding SA - Bearer Shares	4,620	310,344

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,554	2,067,033

Electrical Equipment 0.3%
ABB Ltd. REG *	302,918	6,161,363

Energy Equipment & Services 0.0% †
Transocean Ltd. (a)	49,745	675,333

Food Products 2.0%
Aryzta AG *	11,880	602,763
Barry Callebaut AG REG *	294	328,673
Chocoladefabriken Lindt & Sprungli AG	134	752,985
Chocoladefabriken Lindt & Sprungli AG REG	15	1,001,292
Nestle SA REG	442,438	33,470,471

		36,156,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,291	$1,037,943

Insurance 0.7%
Baloise Holding AG REG	6,451	821,912
Swiss Life Holding AG REG *	4,376	1,032,507
Swiss Re AG	47,940	4,312,541
Zurich Insurance Group AG *	20,646	6,286,906

		12,453,866

Life Sciences Tools & Services 0.1%
Lonza Group AG REG *	7,240	1,049,471

Machinery 0.1%
Schindler Holding AG REG	2,997	486,999
Schindler Holding AG - Participation Certificate	6,189	996,823
Sulzer AG REG	3,461	355,393

		1,839,215

Marine 0.1%
Kuehne + Nagel International AG REG	7,435	1,026,383

Metals & Mining 0.3%
Glencore PLC *	1,525,948	4,944,244

Pharmaceuticals 3.3%
Novartis AG REG	315,593	32,747,260
Roche Holding AG	96,391	27,849,555

		60,596,815

Professional Services 0.2%
Adecco SA REG *	23,718	1,979,563
SGS SA REG	780	1,487,903

		3,467,466

Real Estate Management & Development 0.0% †
Swiss Prime Site AG REG *	8,216	654,512

Semiconductors & Semiconductor Equipment 0.0% †
STMicroelectronics NV	84,510	659,930

Specialty Retail 0.0% †
Dufry AG REG *	3,693	512,121

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	71,838	6,200,589
Swatch Group AG (The) REG	6,758	553,896
Swatch Group AG (The) - Bearer Shares	4,179	1,799,761

		8,554,246

Trading Companies & Distributors 0.1%
Wolseley PLC	35,803	2,377,178

		180,501,466

UNITED KINGDOM 18.2%
Aerospace & Defense 0.4%
BAE Systems PLC	435,482	3,260,530
Cobham PLC	150,406	612,808
Meggitt PLC	110,647	801,775
Rolls-Royce Holdings PLC *	254,948	3,155,168

		7,830,281

Air Freight & Logistics 0.0% †
Royal Mail PLC	86,894	684,554

Airlines 0.1%
easyJet PLC	22,548	578,511
International Consolidated Airlines Group SA *	113,927	948,017

		1,526,528

Auto Components 0.1%
GKN PLC	227,217	1,128,649

Automobiles 0.1%
Fiat Chrysler Automobiles NV *	122,093	1,920,561

Banks 2.8%
Barclays PLC	2,254,705	10,167,906
HSBC Holdings PLC	2,636,883	23,817,512
Lloyds Banking Group PLC	7,833,887	10,201,353
Royal Bank of Scotland Group PLC *	356,776	1,902,856
Standard Chartered PLC	338,551	5,176,618

		51,266,245

Beverages 0.9%
Diageo PLC	345,148	9,675,445
SABMiller PLC	133,682	7,010,355

		16,685,800

Capital Markets 0.2%
3i Group PLC	132,325	1,141,452
Aberdeen Asset Management PLC	128,177	727,973
Hargreaves Lansdown PLC	34,126	637,084
ICAP PLC	74,662	600,600
Schroders PLC	16,815	828,483

		3,935,592

Chemicals 0.1%
Croda International PLC	18,512	877,820
Johnson Matthey PLC	27,639	1,256,247

		2,134,067

Commercial Services & Supplies 0.1%
Aggreko PLC	35,433	663,692
Babcock International Group PLC	33,597	519,780
G4S PLC	217,281	931,558

		2,115,030

Containers & Packaging 0.0% †
Rexam PLC	96,340	836,201

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	43,503	1,769,608

Diversified Telecommunication Services 0.5%
BT Group PLC	1,148,245	8,309,851
Inmarsat PLC	57,821	800,696

		9,110,547

Electric Utilities 0.2%
SSE PLC	136,598	3,231,772

Energy Equipment & Services 0.1%
Amec Foster Wheeler PLC	53,983	689,380
Petrofac Ltd.	35,696	488,952
Subsea 7 SA *	35,294	309,222

		1,487,554

Food & Staples Retailing 0.3%
J Sainsbury PLC	167,909	693,593
Tesco PLC	1,135,911	3,820,000
WM Morrison Supermarkets PLC	288,726	821,632

		5,335,225

Food Products 0.2%
Associated British Foods PLC	48,522	2,438,613
Tate & Lyle PLC	62,561	531,760

		2,970,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,433	$2,331,253

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	227,236	3,634,784
InterContinental Hotels Group PLC	32,812	1,378,178
Merlin Entertainments PLC (c)	97,359	630,564
Whitbread PLC	25,123	2,034,051
William Hill PLC	120,530	761,514

		8,439,091

Household Durables 0.2%
Barratt Developments PLC	136,100	1,346,921
Persimmon PLC *	40,943	1,306,495
Taylor Wimpey PLC	446,370	1,352,881

		4,006,297

Household Products 0.5%
Reckitt Benckiser Group PLC	88,602	8,496,767

Industrial Conglomerates 0.0% †
Smiths Group PLC	53,960	949,563

Insurance 1.3%
Admiral Group PLC	27,751	641,241
Aviva PLC	550,887	4,479,360
Direct Line Insurance Group PLC	184,436	1,052,551
Legal & General Group PLC	825,730	3,358,429
Old Mutual PLC	682,219	2,256,229
Prudential PLC	351,746	8,274,973
RSA Insurance Group PLC	147,735	1,185,851
Standard Life PLC	267,280	1,892,809

		23,141,443

Machinery 0.2%
CNH Industrial NV	127,058	1,140,288
IMI PLC	37,062	613,182
Melrose Industries PLC	133,828	577,367
Weir Group PLC (The)	28,356	680,839

		3,011,676

Media 0.9%
ITV PLC	523,650	2,291,375
Pearson PLC	114,315	2,145,265
RELX NV	139,751	2,325,883
RELX PLC	155,207	2,706,646
Sky PLC	141,137	2,509,031
WPP PLC	182,729	4,198,346

		16,176,546

Metals & Mining 0.7%
Anglo American PLC	192,546	2,427,811
Antofagasta PLC	53,455	472,004
Rio Tinto Ltd.	60,994	2,343,220
Rio Tinto PLC	174,156	6,736,546

		11,979,581

Multiline Retail 0.2%
Marks & Spencer Group PLC	223,782	1,899,430
Next PLC	19,926	2,485,762

		4,385,192

Multi-Utilities 0.5%
Centrica PLC	686,945	2,857,146
National Grid PLC	512,947	6,826,672

		9,683,818

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	466,854	7,943,412
BP PLC	2,502,894	15,417,159
Tullow Oil PLC	123,440	472,007

		23,832,578

Personal Products 1.0%
Unilever NV, CVA	224,494	10,056,942
Unilever PLC	175,697	7,969,613

		18,026,555

Pharmaceuticals 1.4%
AstraZeneca PLC	173,322	11,700,717
GlaxoSmithKline PLC	667,448	14,506,961

		26,207,678

Professional Services 0.1%
Capita PLC	91,825	1,869,283
Intertek Group PLC	22,096	844,405

		2,713,688

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	134,354	1,761,993
Hammerson PLC	108,405	1,112,844
Intu Properties PLC	122,197	628,475
Land Securities Group PLC	107,729	2,181,794
Segro PLC	102,333	717,220

		6,402,326

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	193,682	3,038,701

Software 0.1%
Sage Group PLC (The)	150,469	1,222,878

Specialty Retail 0.2%
Dixons Carphone PLC	139,515	992,776
Kingfisher PLC	322,289	1,815,448
Sports Direct International PLC *	35,507	438,513

		3,246,737

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	61,519	1,543,908

Tobacco 1.2%
British American Tobacco PLC	255,754	15,185,658
Imperial Tobacco Group PLC	131,958	6,924,700

		22,110,358

Trading Companies & Distributors 0.2%
Ashtead Group PLC	69,922	1,072,225
Bunzl PLC	46,519	1,331,568
Travis Perkins PLC	33,119	1,161,276

		3,565,069

Water Utilities 0.1%
Severn Trent PLC	31,999	1,100,140
United Utilities Group PLC	94,403	1,313,196

		2,413,336

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,637,307	13,778,104

		334,671,730

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	25,166	1,394,897

Total Common Stocks (cost $1,500,274,352)		1,810,911,713

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG - Preference Shares	7,228	$565,743
Porsche Automobil Holding SE - Preference Shares	20,891	1,574,572
Volkswagen AG - Preference Shares	22,345	4,481,806

		6,622,121

Chemicals 0.0% †
Fuchs Petrolub SE - Preference Shares	9,984	433,889

Household Products 0.2%
Henkel AG & Co. KGaA - Preference Shares	24,470	2,900,820

Total Preferred Stocks (cost $6,906,140)		9,956,830

Mutual Fund 0.0%

Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (d)(e)	610,080	610,080

Total Mutual Fund (cost $610,080)		610,080

Repurchase Agreement 0.6%

	Principal Amount
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $11,379,613, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $11,607,089. (e)	$11,379,499	11,379,499

Total Repurchase Agreement (cost $11,379,499)		11,379,499

Total Investments (cost $1,519,170,071) (f) — 99.8%		1,832,858,122
Other assets in excess of liabilities — 0.2%		4,462,509

NET ASSETS — 100.0%		$1,837,320,631

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $10,995,964.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $2,088,522 which represents 0.11% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2015.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $11,989,579.
(f)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,620,959,357, tax unrealized appreciation and depreciation were $362,004,815 and $(150,106,050), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
DJ	Dow Jones
FDR	Fiduciary Depositary Receipt
FTSE	Financial Times Stock Exchange
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SGX	Singapore Exchange
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
152	DJ Euro Stoxx 50	09/18/15	$6,006,285	$299,793
51	FTSE 100 Index	09/18/15	5,299,522	63,151
50	SGX Nikkei 225 Index	09/10/15	4,144,309	92,572
23	SPI 200 Index	09/17/15	2,375,094	73,195

			$17,825,210	$528,711

At July 31, 2015, the Fund has $1,222,642 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.
The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$19,682,089	$—	$19,682,089
Air Freight & Logistics	—	6,746,455	—	6,746,455
Airlines	—	4,660,945	—	4,660,945
Auto Components	—	23,153,772	—	23,153,772
Automobiles	—	67,914,268	—	67,914,268
Banks	—	247,378,663	—	247,378,663
Beverages	—	44,225,443	—	44,225,443
Biotechnology	—	7,673,727	—	7,673,727
Building Products	—	11,874,276	—	11,874,276
Capital Markets	—	40,559,298	—	40,559,298
Chemicals	—	62,929,024	—	62,929,024
Commercial Services & Supplies	—	10,185,551	—	10,185,551
Communications Equipment	—	9,538,496	—	9,538,496
Construction & Engineering	1,015,324	12,369,698	—	13,385,022
Construction Materials	1,659,711	9,670,250	—	11,329,961
Consumer Finance	—	1,156,812	—	1,156,812
Containers & Packaging	—	2,969,479	—	2,969,479
Distributors	—	349,479	—	349,479
Diversified Consumer Services	—	253,503	—	253,503
Diversified Financial Services	—	20,986,791	—	20,986,791
Diversified Telecommunication Services	1,949,246	59,417,655	—	61,366,901
Electric Utilities	3,584,162	28,173,344	—	31,757,506
Electrical Equipment	—	23,903,334	—	23,903,334
Electronic Equipment, Instruments & Components	—	20,645,333	—	20,645,333
Energy Equipment & Services	—	4,688,539	—	4,688,539
Food & Staples Retailing	399,797	30,002,093	—	30,401,890
Food Products	—	55,420,432	—	55,420,432

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$9,286,054	$—	$9,286,054
Health Care Equipment & Supplies	547,730	15,469,771	—	16,017,501
Health Care Providers & Services	—	9,722,432	—	9,722,432
Health Care Technology	—	598,537	—	598,537
Hotels, Restaurants & Leisure	—	22,246,883	—	22,246,883
Household Durables	—	18,121,875	—	18,121,875
Household Products	—	13,557,311	—	13,557,311
Independent Power and Renewable Electricity Producers	—	1,467,370	—	1,467,370
Industrial Conglomerates	—	26,066,817	—	26,066,817
Information Technology Services	—	9,560,536	—	9,560,536
Insurance	1,958,479	100,501,119	—	102,459,598
Internet & Catalog Retail	—	1,786,988	—	1,786,988
Internet Software & Services	—	2,244,941	—	2,244,941
Leisure Products	—	3,130,617	—	3,130,617
Life Sciences Tools & Services	—	1,952,141	—	1,952,141
Machinery	—	42,494,620	—	42,494,620
Marine	—	4,686,886	—	4,686,886
Media	2,236,228	28,703,857	—	30,940,085
Metals & Mining	968,913	44,606,029	—	45,574,942
Multiline Retail	—	7,623,635	—	7,623,635
Multi-Utilities	—	21,769,812	—	21,769,812
Oil, Gas & Consumable Fuels	—	86,282,566	—	86,282,566
Paper & Forest Products	—	3,775,923	—	3,775,923
Personal Products	—	30,444,110	—	30,444,110
Pharmaceuticals	—	178,258,468	—	178,258,468
Professional Services	—	11,880,380	—	11,880,380
Real Estate Investment Trusts (REITs)	717,220	28,172,420	—	28,889,640
Real Estate Management & Development	3,261,424	32,218,826	—	35,480,250
Road & Rail	—	21,229,587	—	21,229,587
Semiconductors & Semiconductor Equipment	—	12,755,395	—	12,755,395
Software	—	17,860,413	—	17,860,413
Specialty Retail	—	20,353,559	—	20,353,559
Technology Hardware, Storage & Peripherals	—	11,186,396	—	11,186,396
Textiles, Apparel & Luxury Goods	—	30,893,274	—	30,893,274
Tobacco	—	28,822,206	—	28,822,206
Trading Companies & Distributors	—	21,513,195	—	21,513,195
Transportation Infrastructure	477,917	8,977,532	—	9,455,449
Water Utilities	—	2,413,336	—	2,413,336
Wireless Telecommunication Services	—	32,970,996	—	32,970,996

Total Common Stocks	$18,776,151	$1,792,135,562	$—	$1,810,911,713

Futures Contracts	528,711	—	—	528,711
Mutual Fund	610,080	—	—	610,080
Preferred Stocks	—	9,956,830	—	9,956,830
Repurchase Agreement	—	11,379,499	—	11,379,499

Total	$19,914,942	$1,813,471,891	$—	$1,833,386,833

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2015, the Fund held 2 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$528,711

Total		$528,711

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 1.6%
B/E Aerospace, Inc.	81,579	$3,973,713
Esterline Technologies Corp. *	23,710	2,102,129
Huntington Ingalls Industries, Inc.	37,447	4,396,652
KLX, Inc. *	40,398	1,586,833
Orbital ATK, Inc.	45,651	3,238,938
Teledyne Technologies, Inc. *	27,161	2,815,781
Triumph Group, Inc.	37,930	2,042,531

		20,156,577

Airlines 1.0%
Alaska Air Group, Inc.	99,824	7,561,668
JetBlue Airways Corp. *	202,502	4,653,496

		12,215,164

Auto Components 0.5%
Dana Holding Corp.	125,544	2,330,096
Gentex Corp.	226,334	3,639,451

		5,969,547

Automobiles 0.2%
Thor Industries, Inc.	35,097	1,961,220

Banks 5.5%
Associated Banc-Corp.	117,375	2,313,461
BancorpSouth, Inc.	65,984	1,667,416
Bank of Hawaii Corp.	33,623	2,268,544
Bank of the Ozarks, Inc.	53,995	2,382,259
Cathay General Bancorp	57,161	1,835,440
City National Corp.	37,234	3,347,709
Commerce Bancshares, Inc.	64,298	3,027,793
Cullen/Frost Bankers, Inc.	42,301	3,064,707
East West Bancorp, Inc.	111,392	4,985,906
First Horizon National Corp.	180,339	2,858,373
First Niagara Financial Group, Inc.	271,105	2,632,430
FirstMerit Corp.	127,339	2,386,333
Fulton Financial Corp.	135,953	1,761,951
Hancock Holding Co.	59,961	1,752,060
International Bancshares Corp.	44,549	1,199,705
PacWest Bancorp	75,361	3,488,461
Prosperity Bancshares, Inc.	46,373	2,531,502
Signature Bank *	39,129	5,696,791
SVB Financial Group *	39,450	5,645,295
Synovus Financial Corp.	102,543	3,232,155
TCF Financial Corp.	129,977	2,139,421
Trustmark Corp.	51,999	1,250,056
Umpqua Holdings Corp.	169,680	3,010,123
Valley National Bancorp	170,074	1,687,134
Webster Financial Corp.	69,698	2,694,525

		68,859,550

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A *	6,985	1,540,332

Biotechnology 0.5%
United Therapeutics Corp. *	35,573	6,024,643

Building Products 1.1%
A.O. Smith Corp.	57,795	4,150,837
Fortune Brands Home & Security, Inc.	122,683	5,858,113
Lennox International, Inc.	31,853	3,760,884

		13,769,834

Capital Markets 2.2%
Eaton Vance Corp.	90,783	3,482,436
Federated Investors, Inc., Class B	73,431	2,475,359
Janus Capital Group, Inc.	113,884	1,865,420
Raymond James Financial, Inc.	98,515	5,812,385
SEI Investments Co.	99,751	5,317,726
Stifel Financial Corp. *	52,232	2,870,148
Waddell & Reed Financial, Inc., Class A	64,851	2,912,458
WisdomTree Investments, Inc.	86,485	2,153,477

		26,889,409

Chemicals 3.2%
Albemarle Corp.	86,348	4,680,062
Ashland, Inc.	47,854	5,470,669
Cabot Corp.	49,061	1,725,966
Chemours Co. (The)	139,941	1,528,156
Cytec Industries, Inc.	54,883	4,073,965
Minerals Technologies, Inc.	26,720	1,730,120
NewMarket Corp.	8,144	3,238,950
Olin Corp. (a)	59,769	1,374,089
PolyOne Corp.	68,684	2,353,801
RPM International, Inc.	102,524	4,805,300
Scotts Miracle-Gro Co. (The), Class A	34,431	2,079,288
Sensient Technologies Corp.	35,966	2,459,715
Valspar Corp. (The)	57,591	4,796,178

		40,316,259

Commercial Services & Supplies 1.7%
Clean Harbors, Inc. *	41,216	2,041,016
Copart, Inc. *	87,613	3,156,696
Deluxe Corp.	38,413	2,474,950
Herman Miller, Inc.	45,807	1,284,428
HNI Corp.	34,009	1,686,506
MSA Safety, Inc.	24,227	1,251,325
R.R. Donnelley & Sons Co.	160,523	2,817,179
Rollins, Inc.	74,087	2,148,523
Waste Connections, Inc.	95,455	4,785,159

		21,645,782

Communications Equipment 0.8%
ARRIS Group, Inc. *	101,704	3,144,688
Ciena Corp. *	90,167	2,294,750
InterDigital, Inc.	27,755	1,500,713
Plantronics, Inc.	30,157	1,751,519
Polycom, Inc. *	103,122	1,173,528

		9,865,198

Construction & Engineering 0.5%
AECOM *	115,784	3,569,621
Granite Construction, Inc.	27,837	947,015
KBR, Inc.	111,514	1,948,149

		6,464,785

Construction Materials 0.2%
Eagle Materials, Inc.	38,710	2,986,089

Consumer Finance 0.2%
SLM Corp. *	327,768	2,992,522

Containers & Packaging 1.4%
AptarGroup, Inc.	48,005	3,254,259
Bemis Co., Inc.	75,032	3,344,176
Greif, Inc., Class A	26,125	809,614

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging 1.4%
Packaging Corp. of America	76,251	$5,397,808
Silgan Holdings, Inc.	32,090	1,715,852
Sonoco Products Co.	77,524	3,200,191

		17,721,900

Distributors 0.6%
LKQ Corp. *	234,105	7,364,943

Diversified Consumer Services 0.9%
Apollo Education Group, Inc. *	74,371	952,693
DeVry Education Group, Inc.	44,209	1,343,069
Graham Holdings Co., Class B	3,409	2,350,710
Service Corp. International	155,594	4,747,173
Sotheby’s	47,617	1,991,819

		11,385,464

Diversified Financial Services 0.8%
CBOE Holdings, Inc.	64,237	3,981,409
MSCI, Inc.	86,516	5,896,931

		9,878,340

Electric Utilities 1.6%
Cleco Corp.	46,561	2,534,315
Great Plains Energy, Inc.	118,693	3,099,074
Hawaiian Electric Industries, Inc.	82,637	2,474,978
IDACORP, Inc.	38,697	2,403,471
OGE Energy Corp.	153,578	4,570,481
PNM Resources, Inc.	61,280	1,616,566
Westar Energy, Inc.	101,733	3,830,248

		20,529,133

Electrical Equipment 1.1%
Acuity Brands, Inc.	33,389	6,717,533
Hubbell, Inc., Class B	40,969	4,277,573
Regal Beloit Corp.	34,423	2,389,989

		13,385,095

Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc. *	73,635	4,281,875
Avnet, Inc.	104,577	4,363,998
Belden, Inc.	32,735	1,938,894
Cognex Corp.	67,040	3,034,901
FEI Co.	31,993	2,750,438
Ingram Micro, Inc., Class A *	120,296	3,275,660
IPG Photonics Corp. *	27,419	2,528,580
Jabil Circuit, Inc.	148,766	3,012,512
Keysight Technologies, Inc. *	130,334	3,980,400
Knowles Corp. *(a)	65,508	1,247,928
National Instruments Corp.	77,940	2,257,142
Tech Data Corp. *	28,277	1,649,398
Trimble Navigation Ltd. *	199,535	4,609,259
Vishay Intertechnology, Inc.	104,544	1,200,165
Zebra Technologies Corp., Class A *	39,816	4,285,396

		44,416,546

Energy Equipment & Services 1.4%
Atwood Oceanics, Inc. (a)	46,280	962,624
Dril-Quip, Inc. *	29,823	1,741,961
Helix Energy Solutions Group, Inc. *	75,852	634,881
Nabors Industries Ltd.	224,416	2,605,470
Noble Corp. PLC (a)	185,920	2,221,744
Oceaneering International, Inc.	75,981	3,040,760
Oil States International, Inc. *	39,566	1,191,332
Patterson-UTI Energy, Inc.	113,791	1,875,845
Rowan Cos. PLC, Class A	95,919	1,652,684
Superior Energy Services, Inc.	115,771	1,968,107

		17,895,408

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	29,799	3,045,905
SUPERVALU, Inc. *	158,943	1,465,454
United Natural Foods, Inc. *	38,498	1,752,814

		6,264,173

Food Products 2.3%
Dean Foods Co.	72,508	1,290,642
Flowers Foods, Inc.	141,878	3,073,077
Hain Celestial Group, Inc. (The) *	78,998	5,370,284
Ingredion, Inc.	55,051	4,855,498
Lancaster Colony Corp.	14,955	1,393,956
Post Holdings, Inc. *	42,204	2,268,043
Tootsie Roll Industries, Inc. (a)	15,787	512,604
TreeHouse Foods, Inc. *	32,946	2,700,254
WhiteWave Foods Co. (The) *	134,780	6,957,344

		28,421,702

Gas Utilities 1.6%
Atmos Energy Corp.	77,608	4,291,722
National Fuel Gas Co.	64,879	3,508,008
ONE Gas, Inc.	40,469	1,822,319
Questar Corp.	135,117	2,991,490
UGI Corp.	133,027	4,860,807
WGL Holdings, Inc.	38,285	2,140,132

		19,614,478

Health Care Equipment & Supplies 4.1%
Align Technology, Inc. *	55,933	3,506,999
Cooper Cos., Inc. (The)	37,386	6,617,322
Halyard Health, Inc. *	35,833	1,459,836
Hill-Rom Holdings, Inc.	43,457	2,434,896
Hologic, Inc. *	188,208	7,840,745
IDEXX Laboratories, Inc. *	72,011	5,237,360
ResMed, Inc.	108,462	6,285,373
Sirona Dental Systems, Inc. *	42,772	4,438,878
STERIS Corp.	45,868	3,170,855
Teleflex, Inc.	31,907	4,275,219
Thoratec Corp. *	41,555	2,630,016
West Pharmaceutical Services, Inc.	55,576	3,327,335

		51,224,834

Health Care Providers & Services 3.4%
Centene Corp. *	91,476	6,415,212
Community Health Systems, Inc. *	90,827	5,314,288
Health Net, Inc. *	59,209	3,958,714
LifePoint Health, Inc. *	34,117	2,826,934
MEDNAX, Inc. *	71,984	6,092,726
Molina Healthcare, Inc. *	30,851	2,327,091
Omnicare, Inc.	74,601	7,225,107
Owens & Minor, Inc.	48,557	1,707,264
VCA, Inc. *	63,179	3,887,404
WellCare Health Plans, Inc. *	33,834	2,733,787

		42,488,527

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. *	130,665	1,889,416

Hotels, Restaurants & Leisure 2.3%
Brinker International, Inc.	47,067	2,819,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Buffalo Wild Wings, Inc. *	14,581	$2,851,752
Cheesecake Factory, Inc. (The)	34,895	2,014,837
Cracker Barrel Old Country Store, Inc. (a)	18,467	2,804,953
Domino’s Pizza, Inc.	42,469	4,834,671
Dunkin’ Brands Group, Inc.	74,053	3,990,716
International Speedway Corp., Class A	21,668	742,563
Jack in the Box, Inc.	28,950	2,750,250
Panera Bread Co., Class A *	19,515	3,983,402
Wendy’s Co. (The)	177,877	1,825,018

		28,617,475

Household Durables 2.0%
Jarden Corp. *	149,191	8,205,505
KB Home	70,281	1,123,090
M.D.C. Holdings, Inc.	30,273	903,952
NVR, Inc. *	2,972	4,428,399
Tempur Sealy International, Inc. *	46,907	3,543,824
Toll Brothers, Inc. *	123,043	4,788,833
Tupperware Brands Corp. (a)	38,353	2,242,500

		25,236,103

Household Products 0.8%
Church & Dwight Co., Inc.	100,726	8,695,676
Energizer Holdings, Inc. *	47,828	1,841,856

		10,537,532

Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp. *	64,206	1,009,960

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	50,179	5,081,126

Information Technology Services 3.4%
Acxiom Corp. *	59,510	1,065,824
Broadridge Financial Solutions, Inc.	92,303	5,009,284
Convergys Corp.	75,815	1,903,715
CoreLogic, Inc. *	69,135	2,726,684
DST Systems, Inc.	21,746	2,373,576
Gartner, Inc. *	63,924	5,661,749
Global Payments, Inc.	51,160	5,734,524
Jack Henry & Associates, Inc.	62,959	4,398,316
Leidos Holdings, Inc.	47,905	1,954,524
MAXIMUS, Inc.	50,707	3,458,725
NeuStar, Inc., Class A *(a)	41,467	1,280,086
Science Applications International Corp.	30,462	1,635,200
VeriFone Systems, Inc. *	88,006	2,832,033
WEX, Inc. *	29,736	3,034,261

		43,068,501

Insurance 5.6%
Alleghany Corp. *	12,361	6,009,053
American Financial Group, Inc.	56,859	3,920,428
Arthur J. Gallagher & Co.	129,308	6,133,079
Aspen Insurance Holdings Ltd.	47,433	2,281,053
Brown & Brown, Inc.	88,865	2,972,534
CNO Financial Group, Inc.	151,577	2,704,134
Endurance Specialty Holdings Ltd.	46,475	3,229,548
Everest Re Group Ltd.	34,183	6,259,591
First American Financial Corp.	83,414	3,384,940
Hanover Insurance Group, Inc. (The)	34,111	2,757,874
HCC Insurance Holdings, Inc.	73,682	5,685,303
Kemper Corp.	37,885	1,466,907
Mercury General Corp.	27,445	1,549,270
Old Republic International Corp.	185,462	3,102,779
Primerica, Inc.	39,742	1,797,531
Reinsurance Group of America, Inc.	50,944	4,917,115
RenaissanceRe Holdings Ltd.	35,457	3,804,536
StanCorp Financial Group, Inc.	32,449	3,699,835
W.R. Berkley Corp.	76,857	4,282,472

		69,957,982

Internet & Catalog Retail 0.1%
HSN, Inc.	25,031	1,840,029

Internet Software & Services 0.3%
Rackspace Hosting, Inc. *	91,208	3,103,808

Leisure Products 1.0%
Brunswick Corp.	71,465	3,794,077
Polaris Industries, Inc.	46,971	6,437,845
Vista Outdoor, Inc. *	49,118	2,316,896

		12,548,818

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A *	15,910	2,398,273
Bio-Techne Corp.	28,591	3,127,284
Charles River Laboratories International, Inc. *	36,438	2,828,318
Mettler-Toledo International, Inc. *	21,527	7,267,515
PAREXEL International Corp. *	42,345	2,920,111

		18,541,501

Machinery 4.3%
AGCO Corp.	61,656	3,391,697
CLARCOR, Inc.	38,655	2,325,871
Crane Co.	37,492	1,994,574
Donaldson Co., Inc.	97,290	3,268,944
Graco, Inc.	45,154	3,228,059
IDEX Corp.	60,015	4,562,940
ITT Corp.	68,631	2,607,978
Kennametal, Inc.	60,953	1,931,601
Lincoln Electric Holdings, Inc.	58,167	3,522,012
Nordson Corp.	43,543	3,226,972
Oshkosh Corp.	60,291	2,203,033
SPX Corp.	31,556	2,064,078
Terex Corp.	80,877	1,792,234
Timken Co. (The)	55,873	1,865,041
Trinity Industries, Inc.	119,279	3,490,104
Valmont Industries, Inc. (a)	18,126	2,016,155
Wabtec Corp.	74,377	7,526,209
Woodward, Inc.	44,554	2,199,185

		53,216,687

Marine 0.3%
Kirby Corp. *	42,843	3,102,262

Media 1.5%
AMC Networks, Inc., Class A *	45,480	3,830,326
Cable One, Inc. *	3,409	1,415,485
Cinemark Holdings, Inc.	80,903	3,192,432
DreamWorks Animation SKG, Inc., Class A *(a)	55,782	1,344,904
John Wiley & Sons, Inc., Class A	35,778	1,896,592
Live Nation Entertainment, Inc. *	112,304	2,944,611
Meredith Corp.	28,120	1,347,510
New York Times Co. (The), Class A	101,284	1,338,975
Time, Inc.	84,307	1,881,732

		19,192,567

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 1.6%
Allegheny Technologies, Inc.	83,910	$1,788,961
Carpenter Technology Corp.	38,795	1,456,364
Commercial Metals Co.	89,107	1,373,139
Compass Minerals International, Inc.	25,883	2,070,640
Reliance Steel & Aluminum Co.	57,161	3,463,957
Royal Gold, Inc.	50,210	2,531,588
Steel Dynamics, Inc.	185,956	3,724,699
United States Steel Corp. (a)	112,151	2,183,580
Worthington Industries, Inc.	37,224	1,007,281

		19,600,209

Multiline Retail 0.3%
Big Lots, Inc.	41,515	1,792,618
J.C. Penney Co., Inc. *(a)	234,769	1,934,496

		3,727,114

Multi-Utilities 1.0%
Alliant Energy Corp.	86,937	5,347,495
Black Hills Corp.	34,401	1,433,146
MDU Resources Group, Inc.	149,688	2,920,413
Vectren Corp.	63,592	2,677,223

		12,378,277

Oil, Gas & Consumable Fuels 2.0%
California Resources Corp.	237,561	1,004,883
Denbury Resources, Inc. (a)	274,464	1,081,388
Energen Corp.	60,582	3,344,127
Gulfport Energy Corp. *	82,127	2,690,481
HollyFrontier Corp.	150,961	7,285,378
QEP Resources, Inc.	124,800	1,732,224
SM Energy Co.	51,944	1,925,564
Western Refining, Inc.	54,405	2,402,525
World Fuel Services Corp.	55,505	2,256,278
WPX Energy, Inc. *	180,592	1,571,150

		25,293,998

Paper & Forest Products 0.3%
Domtar Corp.	49,148	1,998,358
Louisiana-Pacific Corp. *	109,620	1,615,799

		3,614,157

Personal Products 0.5%
Avon Products, Inc. (a)	334,739	1,897,970
Edgewell Personal Care Co.	47,828	4,577,618

		6,475,588

Pharmaceuticals 0.4%
Akorn, Inc. *	60,782	2,802,658
Catalent, Inc. *	75,658	2,578,425

		5,381,083

Professional Services 1.2%
CEB, Inc.	25,779	1,972,609
FTI Consulting, Inc. *	31,860	1,303,711
ManpowerGroup, Inc.	60,285	5,454,587
Towers Watson & Co., Class A	53,356	6,764,474

		15,495,381

Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc.	55,458	5,141,511
American Campus Communities, Inc.	86,372	3,223,403
BioMed Realty Trust, Inc.	156,676	3,374,801
Camden Property Trust	66,764	5,316,417
Communications Sales & Leasing, Inc.	92,216	1,922,704
Corporate Office Properties Trust	72,736	1,682,384
Corrections Corp. of America	89,918	3,162,416
Douglas Emmett, Inc.	105,483	3,091,707
Duke Realty Corp.	265,411	5,353,340
Equity One, Inc.	61,801	1,586,432
Extra Space Storage, Inc.	85,512	6,286,842
Federal Realty Investment Trust	52,862	7,230,993
Highwoods Properties, Inc.	72,383	3,063,972
Home Properties, Inc.	44,494	3,279,208
Hospitality Properties Trust	115,428	3,165,036
Kilroy Realty Corp.	67,749	4,800,017
Lamar Advertising Co., Class A	62,290	3,740,514
LaSalle Hotel Properties	86,933	2,892,261
Liberty Property Trust	115,012	3,913,858
Mack-Cali Realty Corp.	64,484	1,343,846
Mid-America Apartment Communities, Inc.	57,971	4,657,390
National Retail Properties, Inc.	103,142	3,833,788
Omega Healthcare Investors, Inc.	123,742	4,486,885
Potlatch Corp.	31,269	1,094,728
Rayonier, Inc.	97,466	2,397,664
Regency Centers Corp.	72,467	4,635,714
Senior Housing Properties Trust	180,915	3,124,402
Tanger Factory Outlet Centers, Inc.	73,783	2,396,472
Taubman Centers, Inc.	47,594	3,560,031
UDR, Inc.	199,215	6,735,459
Urban Edge Properties	71,019	1,524,778
Weingarten Realty Investors	87,752	3,087,115
WP GLIMCHER, Inc.	142,522	1,929,748

		117,035,836

Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.	34,970	1,320,117
Jones Lang LaSalle, Inc.	34,517	6,145,407

		7,465,524

Road & Rail 0.9%
Con-way, Inc.	44,336	1,719,794
Genesee & Wyoming, Inc., Class A *	39,477	2,811,552
Landstar System, Inc.	34,181	2,462,057
Old Dominion Freight Line, Inc. *	52,262	3,822,965
Werner Enterprises, Inc.	34,420	972,021

		11,788,389

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. *(a)	484,834	935,730
Atmel Corp.	320,484	2,653,607
Cree, Inc. *(a)	83,986	2,070,255
Cypress Semiconductor Corp. *	255,512	2,933,278
Fairchild Semiconductor International, Inc. *	89,739	1,351,469
Integrated Device Technology, Inc. *	114,175	2,181,884
Intersil Corp., Class A	101,495	1,129,639
Silicon Laboratories, Inc. *	30,567	1,375,209
SunEdison, Inc. *	224,282	5,221,285
Synaptics, Inc. *	28,336	2,249,312
Teradyne, Inc.	165,102	3,179,865

		25,281,533

Software 5.4%
ACI Worldwide, Inc. *	89,831	2,126,300
ANSYS, Inc. *	69,203	6,515,462
Cadence Design Systems, Inc. *	225,059	4,719,487
CDK Global, Inc.	123,400	6,372,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
CommVault Systems, Inc. *	32,503	$1,217,887
FactSet Research Systems, Inc.	29,862	4,946,939
Fair Isaac Corp.	23,909	2,168,307
Fortinet, Inc. *	109,597	5,232,161
Informatica Corp. *	80,613	3,911,343
Manhattan Associates, Inc. *	56,774	3,680,091
Mentor Graphics Corp.	76,055	1,984,275
NetScout Systems, Inc. *	72,131	2,876,584
PTC, Inc. *	88,485	3,216,430
Rovi Corp. *	68,040	747,760
SolarWinds, Inc. *	51,087	2,037,860
Solera Holdings, Inc.	51,546	1,886,068
Synopsys, Inc. *	119,339	6,067,195
Tyler Technologies, Inc. *	25,855	3,607,807
Ultimate Software Group, Inc. (The) *	22,024	4,057,041

		67,371,373

Specialty Retail 3.0%
Aaron’s, Inc.	49,708	1,838,202
Abercrombie & Fitch Co., Class A (a)	52,957	1,063,906
American Eagle Outfitters, Inc.	135,142	2,398,771
Ann, Inc. *	35,203	1,610,537
Ascena Retail Group, Inc. *	101,497	1,270,742
Cabela’s, Inc. *	36,709	1,630,981
Chico’s FAS, Inc.	110,381	1,679,999
CST Brands, Inc.	59,392	2,249,769
Dick’s Sporting Goods, Inc.	74,741	3,810,296
Foot Locker, Inc.	107,645	7,594,355
Guess?, Inc.	49,469	1,082,876
Murphy USA, Inc. *	32,740	1,792,842
Office Depot, Inc. *	379,540	3,036,320
Rent-A-Center, Inc.	40,740	1,091,425
Williams-Sonoma, Inc.	65,582	5,552,172

		37,703,193

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp. *	80,490	1,059,249
Diebold, Inc.	49,825	1,696,541
Lexmark International, Inc., Class A	47,166	1,603,172
NCR Corp. *	130,470	3,593,144

		7,952,106

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	40,444	4,101,426
Deckers Outdoor Corp. *	25,639	1,868,570
Kate Spade & Co. *	98,101	1,973,792
Skechers U.S.A., Inc., Class A *	31,419	4,726,989

		12,670,777

Thrifts & Mortgage Finance 0.7%
New York Community Bancorp, Inc. (a)	341,933	6,506,985
Washington Federal, Inc.	73,021	1,699,929

		8,206,914

Trading Companies & Distributors 0.7%
GATX Corp.	33,785	1,791,956
MSC Industrial Direct Co., Inc., Class A	39,063	2,783,629
NOW, Inc. *(a)	82,442	1,434,491
Watsco, Inc.	21,041	2,698,298

		8,708,374

Water Utilities 0.3%
Aqua America, Inc.	136,138	3,463,351

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	75,609	2,223,661

Total Common Stocks (cost $877,462,511)		1,231,028,059

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	1,402,751	1,402,751

Total Mutual Fund (cost $1,402,751)		1,402,751

Repurchase Agreement 2.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $26,165,053, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $26,688,087. (c)	$26,164,791	26,164,791

Total Repurchase Agreement (cost $26,164,791)		26,164,791

Total Investments (cost $905,030,053) (d) — 100.7%		1,258,595,601
Liabilities in excess of other assets — (0.7%)		(9,237,566)

NET ASSETS — 100.0%		$1,249,358,035

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $26,906,570.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $27,567,542.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $921,696,958, tax unrealized appreciation and depreciation were $389,126,655 and $(52,228,012), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
131	S&P MID 400 E-Mini	09/18/15	$19,640,830	$155,328

At July 31, 2015, the Fund has $1,072,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,231,028,059	$—	$—	$1,231,028,059
Futures Contracts	155,328	—	—	155,328
Mutual Fund	1,402,751	—	—	1,402,751
Repurchase Agreement	—	26,164,791	—	26,164,791

Total	$1,232,586,138	$26,164,791	$—	$1,258,750,929

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Fund is subject to equity price risk in the normal course of pursuing its objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$155,328

Total		$155,328

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 97.8%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	86,613	$12,486,996
General Dynamics Corp.	42,060	6,271,566
Honeywell International, Inc.	105,279	11,059,559
L-3 Communications Holdings, Inc.	11,069	1,278,027
Lockheed Martin Corp.	36,033	7,462,434
Northrop Grumman Corp.	26,099	4,515,388
Precision Castparts Corp.	18,617	3,628,826
Raytheon Co.	41,096	4,483,163
Rockwell Collins, Inc.	17,814	1,507,421
Textron, Inc.	37,393	1,634,074
United Technologies Corp.	111,498	11,184,364

		65,511,818

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	19,598	1,374,800
Expeditors International of Washington, Inc.	25,607	1,200,200
FedEx Corp.	35,503	6,085,924
United Parcel Service, Inc., Class B	93,461	9,566,668

		18,227,592

Airlines 0.5%
American Airlines Group, Inc.	93,305	3,741,531
Delta Air Lines, Inc.	110,613	4,904,580
Southwest Airlines Co.	90,005	3,258,181

		11,904,292

Auto Components 0.4%
BorgWarner, Inc.	30,473	1,514,813
Delphi Automotive PLC	38,887	3,036,297
Goodyear Tire & Rubber Co. (The)	36,332	1,094,683
Johnson Controls, Inc.	88,191	4,017,982

		9,663,775

Automobiles 0.6%
Ford Motor Co.	535,390	7,939,834
General Motors Co.	181,822	5,729,211
Harley-Davidson, Inc.	28,155	1,641,436

		15,310,481

Banks 6.1%
Bank of America Corp.	1,414,394	25,289,365
BB&T Corp.	104,642	4,213,933
Citigroup, Inc.	408,630	23,888,510
Comerica, Inc.	23,821	1,129,830
Fifth Third Bancorp	109,080	2,298,316
Huntington Bancshares, Inc.	108,468	1,265,822
JPMorgan Chase & Co.	499,799	34,251,225
KeyCorp	114,248	1,695,440
M&T Bank Corp.	17,909	2,348,765
People’s United Financial, Inc.	42,656	694,013
PNC Financial Services Group, Inc. (The)	69,753	6,848,350
Regions Financial Corp.	180,516	1,875,561
SunTrust Banks, Inc.	69,523	3,082,650
U.S. Bancorp	238,788	10,795,605
Wells Fargo & Co.	631,068	36,519,905
Zions Bancorporation	27,368	853,608

		157,050,898

Beverages 2.1%
Brown-Forman Corp., Class B	20,987	2,275,201
Coca-Cola Co. (The)	528,317	21,703,262
Coca-Cola Enterprises, Inc.	28,868	1,474,577
Constellation Brands, Inc., Class A	22,818	2,738,616
Dr. Pepper Snapple Group, Inc.	25,822	2,071,441
Molson Coors Brewing Co., Class B	21,502	1,529,652
Monster Beverage Corp. *	19,801	3,040,444
PepsiCo, Inc.	198,791	19,153,513

		53,986,706

Biotechnology 3.3%
Alexion Pharmaceuticals, Inc. *	30,155	5,953,803
Amgen, Inc.	102,399	18,082,639
Baxalta, Inc. *	73,299	2,406,406
Biogen, Inc. *	31,681	10,099,269
Celgene Corp. *	106,819	14,019,994
Gilead Sciences, Inc.	197,923	23,327,205
Regeneron Pharmaceuticals, Inc. *	10,154	5,621,864
Vertex Pharmaceuticals, Inc. *	32,828	4,431,780

		83,942,960

Building Products 0.1%
Allegion PLC	12,886	814,653
Masco Corp.	46,641	1,230,856

		2,045,509

Capital Markets 2.2%
Affiliated Managers Group, Inc. *	7,371	1,532,431
Ameriprise Financial, Inc.	24,428	3,069,867
Bank of New York Mellon Corp. (The)	151,043	6,555,266
BlackRock, Inc.	17,102	5,751,745
Charles Schwab Corp. (The)	155,673	5,429,874
E*TRADE Financial Corp. *	39,042	1,109,574
Franklin Resources, Inc.	52,529	2,392,696
Goldman Sachs Group, Inc. (The) (a)	54,110	11,096,338
Invesco Ltd.	58,007	2,239,070
Legg Mason, Inc.	13,313	656,863
Morgan Stanley	206,948	8,037,860
Northern Trust Corp.	29,544	2,259,820
State Street Corp.	55,444	4,244,793
T. Rowe Price Group, Inc.	35,386	2,729,322

		57,105,519

Chemicals 2.2%
Air Products & Chemicals, Inc.	26,032	3,709,820
Airgas, Inc.	9,154	933,891
CF Industries Holdings, Inc.	31,696	1,876,403
Dow Chemical Co. (The)	145,951	6,868,454
E.I. du Pont de Nemours & Co.	121,915	6,797,980
Eastman Chemical Co.	20,064	1,573,018
Ecolab, Inc.	36,092	4,179,815
FMC Corp.	17,984	872,943
International Flavors & Fragrances, Inc.	10,894	1,259,237
LyondellBasell Industries NV, Class A	52,907	4,964,264
Monsanto Co.	64,121	6,533,289
Mosaic Co. (The)	41,798	1,794,806
PPG Industries, Inc.	36,613	3,968,117
Praxair, Inc.	38,829	4,431,942
Sherwin-Williams Co. (The)	10,668	2,963,144
Sigma-Aldrich Corp.	16,085	2,245,627

		54,972,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.4%
ADT Corp. (The) (a)	23,070	$796,607
Cintas Corp.	12,788	1,093,374
Pitney Bowes, Inc.	27,832	582,246
Republic Services, Inc.	33,597	1,428,880
Stericycle, Inc. *	11,454	1,614,670
Tyco International PLC	56,704	2,154,185
Waste Management, Inc.	57,343	2,931,948

		10,601,910

Communications Equipment 1.5%
Cisco Systems, Inc.	684,954	19,466,393
F5 Networks, Inc. *	9,646	1,293,914
Harris Corp.	16,571	1,374,399
Juniper Networks, Inc.	47,220	1,341,992
Motorola Solutions, Inc.	25,000	1,504,000
QUALCOMM, Inc.	219,466	14,131,416

		39,112,114

Construction & Engineering 0.1%
Fluor Corp.	19,855	928,221
Jacobs Engineering Group, Inc. *	17,244	726,317
Quanta Services, Inc. *	28,528	787,944

		2,442,482

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,362	1,311,329
Vulcan Materials Co.	17,867	1,626,254

		2,937,583

Consumer Finance 0.7%
American Express Co.	117,652	8,948,611
Capital One Financial Corp.	73,591	5,982,948
Discover Financial Services	59,596	3,326,053
Navient Corp.	52,393	822,570

		19,080,182

Containers & Packaging 0.2%
Avery Dennison Corp.	12,195	742,066
Ball Corp.	18,567	1,259,585
Owens-Illinois, Inc. *	21,332	455,438
Sealed Air Corp.	28,281	1,503,701
WestRock Co. *	35,115	2,214,352

		6,175,142

Distributors 0.1%
Genuine Parts Co.	20,498	1,823,297

Diversified Consumer Services 0.0% †
H&R Block, Inc.	37,070	1,234,060

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B *	245,620	35,059,799
CME Group, Inc.	42,734	4,104,173
Intercontinental Exchange, Inc.	15,051	3,432,230
Leucadia National Corp.	42,468	998,847
McGraw Hill Financial, Inc.	36,862	3,750,709
Moody’s Corp.	23,961	2,646,013
NASDAQ OMX Group, Inc. (The)	15,951	813,980

		50,805,751

Diversified Telecommunication Services 2.3%
AT&T, Inc.	827,498	28,747,295
CenturyLink, Inc.	75,925	2,171,455
Frontier Communications Corp. (a)	155,325	733,134
Level 3 Communications, Inc. *	39,623	2,000,962
Verizon Communications, Inc. (a)	549,280	25,700,811

		59,353,657

Electric Utilities 1.6%
American Electric Power Co., Inc.	65,985	3,732,771
Duke Energy Corp.	93,135	6,912,480
Edison International	43,880	2,633,239
Entergy Corp.	24,178	1,717,122
Eversource Energy	42,780	2,127,022
Exelon Corp.	115,990	3,722,119
FirstEnergy Corp.	56,838	1,930,218
NextEra Energy, Inc.	59,814	6,292,433
Pepco Holdings, Inc.	34,049	908,427
Pinnacle West Capital Corp.	14,916	920,466
PPL Corp.	89,979	2,862,232
Southern Co. (The)	122,323	5,471,508
Xcel Energy, Inc.	68,270	2,366,921

		41,596,958

Electrical Equipment 0.5%
AMETEK, Inc.	32,528	1,725,610
Eaton Corp. PLC	62,908	3,810,967
Emerson Electric Co.	90,006	4,657,810
Rockwell Automation, Inc.	18,128	2,116,988

		12,311,375

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	41,605	2,346,938
Corning, Inc.	169,499	3,166,242
FLIR Systems, Inc.	19,337	595,386
TE Connectivity Ltd.	54,759	3,335,918

		9,444,484

Energy Equipment & Services 1.1%
Baker Hughes, Inc.	58,541	3,404,159
Cameron International Corp. *	25,779	1,300,809
Diamond Offshore Drilling, Inc. (a)	9,521	208,986
Ensco PLC, Class A	31,216	517,561
FMC Technologies, Inc. *	30,847	1,010,548
Halliburton Co.	114,594	4,788,883
Helmerich & Payne, Inc.	14,499	837,172
National Oilwell Varco, Inc.	52,237	2,200,745
Schlumberger Ltd.	171,004	14,162,551
Transocean Ltd. (a)	45,664	605,505

		29,036,919

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	59,190	8,600,307
CVS Health Corp.	151,961	17,091,054
Kroger Co. (The)	132,039	5,181,210
Sysco Corp.	79,967	2,903,602
Walgreens Boots Alliance, Inc.	117,521	11,356,054
Wal-Mart Stores, Inc.	212,530	15,297,910
Whole Foods Market, Inc.	48,253	1,756,409

		62,186,546

Food Products 1.6%
Archer-Daniels-Midland Co.	83,551	3,961,988
Campbell Soup Co.	23,935	1,180,235
ConAgra Foods, Inc.	57,515	2,534,111
General Mills, Inc.	80,280	4,673,099
Hershey Co. (The)	19,766	1,836,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Hormel Foods Corp.	18,152	$1,074,780
J.M. Smucker Co. (The)	13,053	1,457,890
Kellogg Co.	33,745	2,232,907
Keurig Green Mountain, Inc.	15,441	1,158,693
Kraft Heinz Co. (The)	79,767	6,339,083
McCormick & Co., Inc., Non-Voting Shares	17,210	1,411,392
Mead Johnson Nutrition Co.	27,277	2,411,014
Mondelez International, Inc., Class A	219,070	9,886,629
Tyson Foods, Inc., Class A	39,290	1,742,511

		41,900,396

Gas Utilities 0.0% †
AGL Resources, Inc.	16,145	776,252

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	200,502	10,163,446
Baxter International, Inc.	73,299	2,937,824
Becton, Dickinson and Co.	28,200	4,290,630
Boston Scientific Corp. *	180,559	3,130,893
C.R. Bard, Inc.	10,000	1,966,500
DENTSPLY International, Inc.	19,056	1,084,477
Edwards Lifesciences Corp. *	14,486	2,204,190
Intuitive Surgical, Inc. *	4,964	2,646,656
Medtronic PLC	191,925	15,045,001
St. Jude Medical, Inc.	37,727	2,785,007
Stryker Corp.	40,261	4,117,493
Varian Medical Systems, Inc. *	13,357	1,149,637
Zimmer Biomet Holdings, Inc.	22,978	2,391,320

		53,913,074

Health Care Providers & Services 2.8%
Aetna, Inc.	47,030	5,312,979
AmerisourceBergen Corp.	28,108	2,972,421
Anthem, Inc.	35,627	5,496,177
Cardinal Health, Inc.	44,556	3,786,369
Cigna Corp.	34,662	4,993,408
DaVita HealthCare Partners, Inc. *	23,159	1,830,256
Express Scripts Holding Co. *	98,219	8,846,585
HCA Holdings, Inc. *	39,060	3,632,971
Henry Schein, Inc. *	11,262	1,666,551
Humana, Inc.	20,173	3,673,302
Laboratory Corp. of America Holdings *	13,522	1,721,215
McKesson Corp.	31,186	6,878,696
Patterson Cos., Inc.	11,824	593,092
Quest Diagnostics, Inc.	19,345	1,427,854
Tenet Healthcare Corp. *	13,277	747,495
UnitedHealth Group, Inc. (a)	128,200	15,563,480
Universal Health Services, Inc., Class B	12,277	1,782,989

		70,925,840

Health Care Technology 0.1%
Cerner Corp. *	41,243	2,957,948

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	60,741	3,236,888
Chipotle Mexican Grill, Inc. *	4,182	3,104,006
Darden Restaurants, Inc.	16,931	1,248,831
Marriott International, Inc., Class A	27,773	2,016,597
McDonald’s Corp.	129,091	12,891,027
Royal Caribbean Cruises Ltd.	22,213	1,995,838
Starbucks Corp.	202,084	11,706,726
Starwood Hotels & Resorts Worldwide, Inc.	23,015	1,828,772
Wyndham Worldwide Corp.	16,168	1,334,183
Wynn Resorts Ltd.	10,981	1,133,569
Yum! Brands, Inc.	58,235	5,110,704

		45,607,141

Household Durables 0.4%
D.R. Horton, Inc.	44,933	1,334,061
Garmin Ltd.	16,243	680,744
Harman International Industries, Inc.	9,727	1,047,209
Leggett & Platt, Inc.	18,559	887,306
Lennar Corp., Class A	24,044	1,275,294
Mohawk Industries, Inc. *	8,368	1,686,905
Newell Rubbermaid, Inc.	36,188	1,566,216
PulteGroup, Inc.	44,908	930,494
Whirlpool Corp.	10,592	1,882,516

		11,290,745

Household Products 1.7%
Clorox Co. (The)	17,667	1,977,644
Colgate-Palmolive Co.	114,516	7,789,379
Kimberly-Clark Corp.	49,036	5,637,669
Procter & Gamble Co. (The)	365,379	28,024,569

		43,429,261

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	91,878	1,176,038
NRG Energy, Inc.	44,777	1,005,244

		2,181,282

Industrial Conglomerates 2.3%
3M Co.	85,432	12,929,279
Danaher Corp.	82,936	7,593,620
General Electric Co.	1,356,999	35,417,674
Roper Technologies, Inc.	13,538	2,264,501

		58,205,074

Information Technology Services 3.6%
Accenture PLC, Class A	84,343	8,696,607
Alliance Data Systems Corp. *	8,357	2,298,509
Automatic Data Processing, Inc.	63,235	5,044,256
Cognizant Technology Solutions Corp., Class A *	82,223	5,188,271
Computer Sciences Corp.	18,460	1,207,838
Fidelity National Information Services, Inc.	38,177	2,497,921
Fiserv, Inc. *	31,891	2,770,052
International Business Machines Corp.	123,338	19,979,523
MasterCard, Inc., Class A	130,530	12,713,622
Paychex, Inc.	44,027	2,042,853
PayPal Holdings, Inc. *	148,885	5,761,849
Teradata Corp. *	19,514	724,165
Total System Services, Inc.	22,093	1,021,138
Visa, Inc., Class A	260,339	19,613,940
Western Union Co. (The)	69,536	1,407,409
Xerox Corp.	139,756	1,540,111

		92,508,064

Insurance 2.8%
ACE Ltd.	45,069	4,902,155
Aflac, Inc.	58,435	3,742,762
Allstate Corp. (The)	55,085	3,798,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
American International Group, Inc.	179,578	$11,514,541
Aon PLC	37,944	3,823,617
Assurant, Inc.	9,143	682,068
Chubb Corp. (The)	30,943	3,847,143
Cincinnati Financial Corp.	19,922	1,099,894
Genworth Financial, Inc., Class A *	68,638	481,152
Hartford Financial Services Group, Inc. (The)	56,555	2,689,190
Lincoln National Corp.	34,077	1,919,217
Loews Corp.	40,013	1,524,895
Marsh & McLennan Cos., Inc.	72,512	4,201,345
MetLife, Inc.	150,276	8,376,384
Principal Financial Group, Inc.	36,909	2,048,819
Progressive Corp. (The)	71,904	2,193,072
Prudential Financial, Inc.	61,009	5,390,755
Torchmark Corp.	16,855	1,038,437
Travelers Cos., Inc. (The)	42,922	4,554,883
Unum Group	33,604	1,204,367
XL Group PLC	41,297	1,570,112

		70,602,919

Internet & Catalog Retail 1.8%
Amazon.com, Inc. *	51,428	27,573,122
Expedia, Inc.	13,429	1,630,818
Netflix, Inc. *	57,152	6,533,045
Priceline Group, Inc. (The) *	6,982	8,682,606
TripAdvisor, Inc. *	15,076	1,196,733

		45,616,324

Internet Software & Services 3.4%
Akamai Technologies, Inc. *	24,048	1,844,722
eBay, Inc. *	148,885	4,186,646
Facebook, Inc., Class A *	283,655	26,666,407
Google, Inc., Class A *	38,545	25,343,338
Google, Inc., Class C *	38,656	24,183,580
VeriSign, Inc. *(a)	14,113	1,001,176
Yahoo!, Inc. *	117,540	4,310,192

		87,536,061

Leisure Products 0.1%
Hasbro, Inc.	15,089	1,188,108
Mattel, Inc.	45,567	1,057,610

		2,245,718

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	44,874	1,837,590
PerkinElmer, Inc.	15,245	806,766
Thermo Fisher Scientific, Inc.	53,610	7,480,203
Waters Corp. *	11,137	1,486,678

		11,611,237

Machinery 1.4%
Caterpillar, Inc.	81,298	6,392,462
Cummins, Inc.	22,583	2,925,176
Deere & Co.	44,965	4,252,340
Dover Corp.	21,600	1,383,912
Flowserve Corp.	18,140	852,399
Illinois Tool Works, Inc.	45,559	4,076,164
Ingersoll-Rand PLC	35,652	2,189,033
Joy Global, Inc.	13,342	352,362
PACCAR, Inc.	47,784	3,098,314
Pall Corp.	14,388	1,819,363
Parker-Hannifin Corp.	18,677	2,105,832
Pentair PLC	24,194	1,471,237
Snap-on, Inc.	7,855	1,294,504
Stanley Black & Decker, Inc.	20,704	2,184,065
Xylem, Inc.	24,701	852,925

		35,250,088

Media 3.4%
Cablevision Systems Corp., Class A	29,488	832,151
CBS Corp., Non-Voting Shares, Class B	60,979	3,260,547
Comcast Corp., Class A	338,518	21,126,908
Discovery Communications, Inc., Class A *	20,583	679,651
Discovery Communications, Inc., Class C *	35,666	1,080,680
Interpublic Group of Cos., Inc. (The)	55,614	1,184,578
News Corp., Class A *	67,438	993,362
Omnicom Group, Inc.	32,904	2,404,624
Scripps Networks Interactive, Inc., Class A	12,714	795,642
TEGNA, Inc.	30,553	890,009
Time Warner Cable, Inc.	38,072	7,234,061
Time Warner, Inc.	111,056	9,777,370
Twenty-First Century Fox, Inc., Class A	238,301	8,219,002
Viacom, Inc., Class B	48,117	2,742,669
Walt Disney Co. (The)	210,234	25,228,080

		86,449,334

Metals & Mining 0.3%
Alcoa, Inc.	170,211	1,679,983
Freeport-McMoRan, Inc.	140,071	1,645,834
Newmont Mining Corp.	71,224	1,222,916
Nucor Corp.	42,981	1,897,181

		6,445,914

Multiline Retail 0.7%
Dollar General Corp.	40,014	3,215,925
Dollar Tree, Inc. *	30,020	2,342,428
Kohl’s Corp.	26,650	1,634,178
Macy’s, Inc.	45,307	3,128,901
Nordstrom, Inc.	18,989	1,449,051
Target Corp.	85,991	7,038,363

		18,808,846

Multi-Utilities 1.1%
Ameren Corp.	32,678	1,342,412
CenterPoint Energy, Inc.	57,940	1,120,560
CMS Energy Corp.	37,170	1,273,444
Consolidated Edison, Inc.	39,444	2,508,244
Dominion Resources, Inc.	79,928	5,730,838
DTE Energy Co.	24,152	1,943,270
NiSource, Inc.	42,579	743,429
PG&E Corp.	64,664	3,395,507
Public Service Enterprise Group, Inc.	68,129	2,838,936
SCANA Corp.	19,248	1,054,790
Sempra Energy	31,344	3,190,192
TECO Energy, Inc.	31,291	692,157
WEC Energy Group, Inc.	42,453	2,080,197

		27,913,976

Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	68,408	5,086,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	50,787	$2,329,092
Cabot Oil & Gas Corp.	55,704	1,457,217
Chesapeake Energy Corp. (a)	69,288	600,034
Chevron Corp.	253,258	22,408,268
Cimarex Energy Co.	12,604	1,312,328
Columbia Pipeline Group, Inc.	42,744	1,247,270
ConocoPhillips	166,050	8,358,957
CONSOL Energy, Inc.	30,665	506,586
Devon Energy Corp.	52,044	2,572,014
EOG Resources, Inc.	73,929	5,706,580
EQT Corp.	20,518	1,576,808
Exxon Mobil Corp.	563,101	44,603,230
Hess Corp.	32,899	1,941,370
Kinder Morgan, Inc.	233,601	8,091,939
Marathon Oil Corp.	90,901	1,909,830
Marathon Petroleum Corp.	73,167	4,000,040
Murphy Oil Corp.	22,506	737,972
Newfield Exploration Co. *	22,391	734,201
Noble Energy, Inc.	53,246	1,875,857
Occidental Petroleum Corp.	103,449	7,262,120
ONEOK, Inc.	28,116	1,062,504
Phillips 66	73,040	5,806,680
Pioneer Natural Resources Co.	20,108	2,549,091
Range Resources Corp.	22,426	882,239
Southwestern Energy Co. *	52,119	969,413
Spectra Energy Corp.	90,413	2,735,897
Tesoro Corp.	16,960	1,650,886
Valero Energy Corp.	68,500	4,493,600
Williams Cos., Inc. (The)	90,788	4,764,554

		149,232,712

Paper & Forest Products 0.1%
International Paper Co.	56,951	2,726,244

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	30,068	2,679,360

Pharmaceuticals 6.5%
AbbVie, Inc.	231,586	16,213,336
Allergan PLC *	52,854	17,502,602
Bristol-Myers Squibb Co.	224,504	14,736,442
Eli Lilly & Co.	131,523	11,115,009
Endo International PLC *	27,309	2,390,630
Hospira, Inc. *	23,270	2,081,501
Johnson & Johnson	373,467	37,425,128
Mallinckrodt PLC *	15,754	1,952,866
Merck & Co., Inc.	380,494	22,433,926
Mylan NV *	55,437	3,103,918
Perrigo Co. PLC	19,699	3,786,148
Pfizer, Inc.	829,298	29,904,486
Zoetis, Inc.	67,334	3,298,019

		165,944,011

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	4,973	620,481
Equifax, Inc.	16,028	1,636,940
Nielsen NV	49,710	2,408,946
Robert Half International, Inc.	18,192	1,001,106

		5,667,473

Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	56,981	5,419,463
Apartment Investment & Management Co., Class A	21,048	822,556
AvalonBay Communities, Inc.	17,803	3,068,169
Boston Properties, Inc.	20,661	2,547,088
Crown Castle International Corp.	45,452	3,722,973
Equinix, Inc.	7,667	2,138,403
Equity Residential	49,022	3,667,336
Essex Property Trust, Inc.	8,802	1,979,658
General Growth Properties, Inc.	84,742	2,299,898
HCP, Inc.	62,178	2,402,558
Health Care REIT, Inc.	47,277	3,279,605
Host Hotels & Resorts, Inc.	102,042	1,977,574
Iron Mountain, Inc.	25,231	758,191
Kimco Realty Corp.	55,589	1,373,604
Macerich Co. (The)	18,955	1,500,478
Plum Creek Timber Co., Inc.	23,653	969,773
Prologis, Inc.	70,578	2,866,172
Public Storage	19,560	4,013,321
Realty Income Corp.	31,318	1,512,346
Simon Property Group, Inc.	41,921	7,848,450
SL Green Realty Corp.	13,412	1,544,258
Ventas, Inc.	44,563	2,989,732
Vornado Realty Trust	23,582	2,300,424
Weyerhaeuser Co.	69,729	2,139,983

		63,142,013

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	37,622	1,428,507

Road & Rail 0.9%
CSX Corp.	133,059	4,162,085
J.B. Hunt Transport Services, Inc.	12,401	1,043,172
Kansas City Southern	14,888	1,476,741
Norfolk Southern Corp.	41,057	3,462,337
Ryder System, Inc.	7,100	642,692
Union Pacific Corp.	117,923	11,508,106

		22,295,133

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	40,550	2,013,713
Analog Devices, Inc.	42,227	2,463,101
Applied Materials, Inc.	165,869	2,879,486
Avago Technologies Ltd.	34,557	4,324,463
Broadcom Corp., Class A	73,243	3,706,828
First Solar, Inc. *	10,367	459,258
Intel Corp.	638,909	18,496,415
KLA-Tencor Corp.	21,538	1,142,591
Lam Research Corp.	21,323	1,639,099
Linear Technology Corp.	32,251	1,322,291
Microchip Technology, Inc.	27,249	1,167,347
Micron Technology, Inc. *	145,090	2,685,616
NVIDIA Corp.	68,834	1,373,238
Qorvo, Inc. *	20,126	1,166,302
Skyworks Solutions, Inc.	25,737	2,462,259
Texas Instruments, Inc.	140,114	7,002,898
Xilinx, Inc.	34,827	1,454,027

		55,758,932

Software 3.7%
Adobe Systems, Inc. *	64,007	5,247,934
Autodesk, Inc. *	30,660	1,550,783
CA, Inc.	42,635	1,242,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Citrix Systems, Inc. *	21,588	$1,632,269
Electronic Arts, Inc. *	41,877	2,996,299
Intuit, Inc.	37,127	3,926,923
Microsoft Corp.	1,089,482	50,878,809
Oracle Corp. (a)	429,346	17,148,079
Red Hat, Inc. *	24,689	1,952,406
salesforce.com, Inc. *	82,109	6,018,590
Symantec Corp.	91,679	2,084,780

		94,679,043

Specialty Retail 2.4%
Advance Auto Parts, Inc.	9,856	1,717,014
AutoNation, Inc. *	10,386	647,463
AutoZone, Inc. *	4,273	2,995,117
Bed Bath & Beyond, Inc. *	23,072	1,504,986
Best Buy Co., Inc.	39,434	1,273,324
CarMax, Inc. *	28,179	1,817,827
GameStop Corp., Class A (a)	14,356	658,223
Gap, Inc. (The)	35,412	1,291,830
Home Depot, Inc. (The)	174,943	20,473,579
L Brands, Inc.	33,030	2,666,182
Lowe’s Cos., Inc.	125,612	8,712,448
O’Reilly Automotive, Inc. *	13,602	3,268,697
Ross Stores, Inc.	55,729	2,962,554
Signet Jewelers Ltd.	10,792	1,308,206
Staples, Inc.	86,282	1,269,208
Tiffany & Co.	15,131	1,448,037
TJX Cos., Inc. (The)	91,633	6,397,816
Tractor Supply Co.	18,374	1,699,962
Urban Outfitters, Inc. *	12,868	419,754

		62,532,227

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	775,880	94,114,244
EMC Corp.	261,552	7,033,133
Hewlett-Packard Co.	243,283	7,424,997
NetApp, Inc.	41,991	1,308,020
SanDisk Corp.	28,002	1,688,241
Seagate Technology PLC	42,745	2,162,897
Western Digital Corp.	29,233	2,515,792

		116,247,324

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	37,210	1,160,952
Fossil Group, Inc. *	5,999	412,431
Hanesbrands, Inc.	54,096	1,678,599
Michael Kors Holdings Ltd. *	26,738	1,122,729
NIKE, Inc., Class B	93,789	10,806,368
PVH Corp.	11,137	1,292,337
Ralph Lauren Corp.	8,139	1,024,619
Under Armour, Inc., Class A *	22,642	2,249,030
VF Corp.	45,788	3,529,797

		23,276,862

Thrifts & Mortgage Finance 0.0% †
Hudson City Bancorp, Inc.	64,090	660,768

Tobacco 1.5%
Altria Group, Inc.	264,851	14,402,597
Philip Morris International, Inc.	208,635	17,844,552
Reynolds American, Inc.	55,982	4,802,696

		37,049,845

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	36,613	1,532,620
United Rentals, Inc. *	13,060	874,889
W.W. Grainger, Inc.	8,022	1,834,712

		4,242,221

Total Common Stocks (cost $1,515,921,843)		2,501,602,929

Mutual Fund 0.0%

	Shares	Market Value
Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	315,556	315,556

Total Mutual Fund (cost $315,556)		315,556

Repurchase Agreement 0.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $5,885,966, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $6,003,625. (c)	$5,885,907	5,885,907

Total Repurchase Agreement (cost $5,885,907)		5,885,907

Total Investments (cost $1,522,123,306) (d) — 98.0%		2,507,804,392
Other assets in excess of liabilities — 2.0%		50,079,076

NET ASSETS — 100.0%		$2,557,883,468

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $54,035,217, which was collateralized by a money market fund and a repurchase agreement with values of $315,556 and $5,885,907, respectively, and $48,991,279 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 08/15/15 - 02/15/43; a total value of $55,192,742.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $6,201,463.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,582,196,333, tax unrealized appreciation and depreciation were $972,817,979 and $(47,209,920), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
570	E-Mini S&P 500	09/18/15	$59,804,400	$(92,075)

At July 31, 2015, the Fund has $2,750,800 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,501,602,929	$—	$—	$2,501,602,929
Mutual Fund	315,556	—	—	315,556
Repurchase Agreement	—	5,885,907	—	5,885,907

Total Assets	$2,501,918,485	$5,885,907	$—	$2,507,804,392

Liabilities:
Futures Contracts	(92,075)	—	—	(92,075)

Total Liabilities	$(92,075)	$—	$—	$(92,075)

Total	$2,501,826,410	$5,885,907	$—	$2,507,712,317

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(92,075)

Total		$(92,075)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.1%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	14,143	$381,154
Aerojet Rocketdyne Holdings, Inc. *(a)	24,426	571,813
Aerovironment, Inc. *	7,720	201,183
American Science & Engineering, Inc.	2,964	132,461
Astronics Corp. *	7,633	473,246
Cubic Corp.	8,510	377,589
Curtiss-Wright Corp.	18,651	1,256,518
DigitalGlobe, Inc. *	28,899	612,081
Ducommun, Inc. *	4,567	109,380
Engility Holdings, Inc.	7,094	155,429
Esterline Technologies Corp. *	12,383	1,097,877
HEICO Corp.	8,219	450,648
HEICO Corp., Class A	15,169	688,066
KEYW Holding Corp. (The) *(a)	13,105	106,544
KLX, Inc. *	20,942	822,602
Kratos Defense & Security Solutions, Inc. *	17,660	96,424
Moog, Inc., Class A *	15,418	1,030,847
National Presto Industries, Inc. (a)	1,922	152,145
Sparton Corp. *	3,962	94,533
TASER International, Inc. *(a)	21,320	580,330
Teledyne Technologies, Inc. *	13,935	1,444,641
Vectrus, Inc. *	4,212	97,718

		10,933,229

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc. *	21,103	218,416
Atlas Air Worldwide Holdings, Inc. *	9,976	490,320
Echo Global Logistics, Inc. *	11,898	384,305
Forward Air Corp.	12,310	597,650
Hub Group, Inc., Class A *	14,350	604,566
Park-Ohio Holdings Corp.	3,502	157,275
Radiant Logistics, Inc. *	11,369	72,193
UTi Worldwide, Inc. *	36,735	308,574
XPO Logistics, Inc. *(a)	28,296	1,226,632

		4,059,931

Airlines 0.3%
Allegiant Travel Co.	5,314	1,130,447
Hawaiian Holdings, Inc. *	18,924	411,029
Republic Airways Holdings, Inc. *	20,155	101,581
SkyWest, Inc.	20,394	337,725
Virgin America, Inc. *(a)	10,059	335,367

		2,316,149

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	30,261	604,615
Cooper Tire & Rubber Co.	22,971	756,435
Cooper-Standard Holding, Inc. *	5,387	346,384
Dana Holding Corp.	63,555	1,179,581
Dorman Products, Inc. *(a)	10,612	560,101
Drew Industries, Inc.	9,601	563,195
Federal-Mogul Holdings Corp. *	11,892	133,190
Fox Factory Holding Corp. *	6,467	102,696
Gentherm, Inc. *	14,288	719,115
Horizon Global Corp. *	7,217	90,359
Metaldyne Performance Group, Inc.	4,522	84,742
Modine Manufacturing Co. *	19,075	193,230
Motorcar Parts of America, Inc. *	7,155	212,003
Remy International, Inc.	11,316	334,954
Standard Motor Products, Inc.	7,920	289,634
Stoneridge, Inc. *	11,235	136,730
Strattec Security Corp.	1,453	102,131
Superior Industries International, Inc.	9,189	155,478
Tenneco, Inc. *	24,424	1,216,559
Tower International, Inc. *	8,382	219,022

		8,000,154

Automobiles 0.0% †
Winnebago Industries, Inc. (a)	10,764	240,360

Banks 8.3%
1st Source Corp.	5,929	201,527
Access National Corp.	2,664	51,708
American National Bankshares, Inc.	3,652	86,479
Ameris Bancorp	12,754	344,486
Ames National Corp.	3,447	83,555
Arrow Financial Corp.	4,312	118,752
Banc of California, Inc.	14,492	175,788
BancFirst Corp.	2,843	180,843
Banco Latinoamericano de Comercio Exterior SA, Class E	12,077	332,359
Bancorp, Inc. (The) *	13,912	116,165
BancorpSouth, Inc.	38,646	976,584
Bank of Marin Bancorp	2,333	113,547
Bank of the Ozarks, Inc.	30,960	1,365,955
Banner Corp.	8,398	400,249
Bar Harbor Bankshares	2,313	79,336
BBCN Bancorp, Inc.	31,761	487,531
Berkshire Hills Bancorp, Inc.	11,556	336,280
Blue Hills Bancorp, Inc. *	11,345	163,822
BNC Bancorp	9,851	221,844
Boston Private Financial Holdings, Inc.	33,030	415,517
Bridge Bancorp, Inc.	4,881	126,223
Bryn Mawr Bank Corp.	6,819	196,660
BSB Bancorp, Inc. *	2,969	62,171
C1 Financial, Inc. *	2,234	43,004
Camden National Corp.	2,921	117,599
Capital Bank Financial Corp., Class A *	9,084	272,247
Capital City Bank Group, Inc.	4,484	69,233
Cardinal Financial Corp.	12,885	300,994
Cascade Bancorp *	13,085	67,519
Cathay General Bancorp	31,669	1,016,892
CenterState Banks, Inc.	17,676	246,403
Central Pacific Financial Corp.	9,096	211,846
Century Bancorp, Inc., Class A	1,469	61,184
Chemical Financial Corp.	13,315	438,729
Citizens & Northern Corp.	4,858	95,897
City Holding Co. (a)	6,057	292,069
CNB Financial Corp.	5,673	98,597
CoBiz Financial, Inc.	14,487	185,289
Columbia Banking System, Inc.	22,816	748,137
Community Bank System, Inc.	16,292	622,843
Community Trust Bancorp, Inc.	6,231	218,147
CommunityOne Bancorp *	4,936	54,148
ConnectOne Bancorp, Inc.	11,462	244,828
CU Bancorp *	6,402	142,060
Customers Bancorp, Inc. *	10,735	269,985
CVB Financial Corp.	42,501	752,693
Eagle Bancorp, Inc. *	11,923	529,381
Enterprise Bancorp, Inc.	3,151	69,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Enterprise Financial Services Corp.	7,968	$192,268
Farmers Capital Bank Corp. *	2,843	72,724
FCB Financial Holdings, Inc., Class A *	11,042	383,489
Fidelity Southern Corp.	6,968	135,458
Financial Institutions, Inc.	5,826	142,970
First Bancorp	7,823	133,539
First Bancorp, Inc.	4,001	76,059
First BanCorp, Puerto Rico *	46,290	199,510
First Busey Corp.	29,071	185,182
First Business Financial Services, Inc.	1,662	72,712
First Citizens BancShares, Inc., Class A	3,090	792,091
First Commonwealth Financial Corp.	35,988	331,090
First Community Bancshares, Inc.	6,889	122,555
First Connecticut Bancorp, Inc.	6,299	101,540
First Financial Bancorp	24,072	457,609
First Financial Bankshares, Inc. (a)	25,575	869,038
First Financial Corp.	4,437	147,220
First Interstate BancSystem, Inc., Class A	7,608	210,970
First Merchants Corp.	15,132	393,886
First Midwest Bancorp, Inc.	30,815	578,398
First NBC Bank Holding Co. *	6,065	231,683
First of Long Island Corp. (The)	5,078	138,325
FirstMerit Corp.	66,230	1,241,150
Flushing Financial Corp.	11,835	245,695
FNB Corp.	69,495	958,336
Franklin Financial Network, Inc. *	2,108	53,206
Fulton Financial Corp.	69,333	898,556
German American Bancorp, Inc.	5,297	154,196
Glacier Bancorp, Inc.	30,136	846,822
Great Southern Bancorp, Inc.	4,171	173,096
Great Western Bancorp, Inc.	16,322	428,616
Green Bancorp, Inc. *	3,907	53,409
Guaranty Bancorp	6,206	99,482
Hampton Roads Bankshares, Inc. *	11,484	24,116
Hancock Holding Co.	30,621	894,746
Hanmi Financial Corp.	12,754	322,804
Heartland Financial USA, Inc.	7,039	265,229
Heritage Commerce Corp.	8,772	97,281
Heritage Financial Corp.	12,203	215,993
Heritage Oaks Bancorp	9,448	75,206
Hilltop Holdings, Inc. *	30,398	639,878
Home BancShares, Inc.	22,584	899,295
HomeTrust Bancshares, Inc. *	8,306	142,365
Horizon Bancorp	3,582	86,899
IBERIABANK Corp.	15,137	977,093
Independent Bank Corp.	19,251	629,159
Independent Bank Group, Inc.	3,846	171,070
International Bancshares Corp.	21,644	582,873
Investors Bancorp, Inc.	138,462	1,686,467
Lakeland Bancorp, Inc.	15,303	172,924
Lakeland Financial Corp.	6,630	282,040
LegacyTexas Financial Group, Inc.	18,844	572,669
MainSource Financial Group, Inc.	8,588	187,991
MB Financial, Inc.	29,830	1,017,203
Mercantile Bank Corp.	6,723	138,494
Merchants Bancshares, Inc.	1,936	61,178
Metro Bancorp, Inc.	4,858	118,875
MidWestOne Financial Group, Inc.	2,937	95,129
National Bank Holdings Corp., Class A	14,623	316,442
National Bankshares, Inc.	2,670	81,301
National Commerce Corp. *	2,269	59,675
National Penn Bancshares, Inc.	55,517	595,142
NBT Bancorp, Inc.	17,484	472,593
NewBridge Bancorp	14,144	124,609
OFG Bancorp	17,945	144,637
Old National Bancorp	46,823	673,783
Old Second Bancorp, Inc. *	8,587	55,901
Opus Bank	4,031	157,814
Pacific Continental Corp.	7,568	100,503
Pacific Premier Bancorp, Inc. *	8,339	158,524
Palmetto Bancshares, Inc.	1,777	35,167
Park National Corp. (a)	5,132	449,563
Park Sterling Corp.	18,786	136,011
Peapack Gladstone Financial Corp.	5,958	132,268
Penns Woods Bancorp, Inc.	1,860	79,868
Peoples Bancorp, Inc.	7,046	148,248
Peoples Financial Services Corp.	2,988	117,369
Pinnacle Financial Partners, Inc.	14,342	761,417
Preferred Bank, Los Angeles	4,669	147,167
PrivateBancorp, Inc.	31,319	1,294,727
Prosperity Bancshares, Inc.	27,724	1,513,453
QCR Holdings, Inc.	4,488	96,761
Renasant Corp.	15,864	510,028
Republic Bancorp, Inc., Class A	4,173	104,951
S&T Bancorp, Inc.	13,715	424,068
Sandy Spring Bancorp, Inc.	9,893	270,475
Seacoast Banking Corp. of Florida *	9,140	136,643
ServisFirst Bancshares, Inc.	8,599	333,985
Sierra Bancorp	4,654	77,256
Simmons First National Corp., Class A	11,703	531,901
South State Corp.	9,668	751,397
Southside Bancshares, Inc.	10,118	276,424
Southwest Bancorp, Inc.	7,818	137,050
Square 1 Financial, Inc., Class A *	6,673	179,971
State Bank Financial Corp.	14,359	290,770
Sterling Bancorp	46,767	696,361
Stock Yards Bancorp, Inc.	5,943	219,059
Stonegate Bank	4,187	128,834
Suffolk Bancorp	4,870	140,353
Sun Bancorp, Inc. *	3,540	73,951
Talmer Bancorp, Inc., Class A	21,548	351,232
Texas Capital Bancshares, Inc. *	18,134	1,068,818
Tompkins Financial Corp.	5,966	322,462
Towne Bank	18,111	319,659
TriCo Bancshares	9,130	226,333
TriState Capital Holdings, Inc. *	8,658	109,351
Triumph Bancorp, Inc. *	5,752	80,873
Trustmark Corp.	26,949	647,854
UMB Financial Corp.	15,592	854,753
Umpqua Holdings Corp.	87,623	1,554,432
Union Bankshares Corp.	16,981	419,091
United Bankshares, Inc. (a)	27,670	1,121,465
United Community Banks, Inc.	19,946	416,273
Univest Corp. of Pennsylvania	7,239	144,273
Valley National Bancorp	93,214	924,683
Washington Trust Bancorp, Inc.	5,884	234,007
Webster Financial Corp.	36,126	1,396,631
WesBanco, Inc.	15,036	499,496
West Bancorporation, Inc.	6,335	123,723
Westamerica Bancorporation (a)	10,156	497,441
Western Alliance Bancorp *	34,314	1,160,826
Wilshire Bancorp, Inc.	28,393	329,927
Wintrust Financial Corp.	18,944	1,021,460
Yadkin Financial Corp. *	9,857	211,531

		62,457,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A *	3,616	$797,400
Castle Brands, Inc. *	24,608	29,038
Coca-Cola Bottling Co. Consolidated	1,851	299,862
Craft Brew Alliance, Inc. *	4,486	46,340
MGP Ingredients, Inc.	4,191	61,901
National Beverage Corp. *	4,463	106,086

		1,340,627

Biotechnology 7.0%
Abeona Therapeutics, Inc. *	4,049	26,116
ACADIA Pharmaceuticals, Inc. *	31,572	1,541,029
Acceleron Pharma, Inc. *	8,633	247,249
Achillion Pharmaceuticals, Inc. *	46,905	399,631
Acorda Therapeutics, Inc. *	17,052	585,907
Adamas Pharmaceuticals, Inc. *	4,068	100,724
Aduro Biotech, Inc. *	3,329	87,286
Advaxis, Inc. *	12,068	201,053
Aegerion Pharmaceuticals, Inc. *(a)	10,041	192,084
Affimed NV *	6,049	99,264
Agenus, Inc. *	30,394	259,565
Akebia Therapeutics, Inc. *	9,477	89,084
Alder Biopharmaceuticals, Inc. *	9,174	425,857
AMAG Pharmaceuticals, Inc. *	9,204	588,136
Amicus Therapeutics, Inc. *	45,879	788,660
Anacor Pharmaceuticals, Inc. *	16,257	2,425,382
Anthera Pharmaceuticals, Inc. *	15,387	167,872
Applied Genetic Technologies Corp. *	3,418	63,096
Ardelyx, Inc. *	6,320	124,630
Arena Pharmaceuticals, Inc. *	96,448	389,650
ARIAD Pharmaceuticals, Inc. *(a)	66,748	544,664
Array BioPharma, Inc. *	56,266	326,905
Arrowhead Research Corp. *(a)	24,031	148,512
Asterias Biotherapeutics, Inc. *(a)	4,106	20,202
Atara Biotherapeutics, Inc. *	6,611	371,142
aTyr Pharma, Inc. *	2,400	45,000
Avalanche Biotechnologies, Inc. *	7,778	114,492
Bellicum Pharmaceuticals, Inc. *(a)	3,356	68,295
BioCryst Pharmaceuticals, Inc. *	28,884	447,124
BioSpecifics Technologies Corp. *	1,952	134,141
Biotime, Inc. *	20,043	63,336
Blueprint Medicines Corp. *	3,725	100,649
Calithera Biosciences, Inc. *(a)	4,418	32,693
Cara Therapeutics, Inc. *	6,536	139,282
Catalyst Pharmaceuticals, Inc. *	29,772	147,074
Celldex Therapeutics, Inc. *	38,942	917,084
Cellular Biomedicine Group, Inc. *	3,908	109,229
Cepheid *	28,426	1,580,201
ChemoCentryx, Inc. *(a)	11,515	94,884
Chimerix, Inc. *	18,078	971,512
Cidara Therapeutics, Inc. *	1,893	26,464
Clovis Oncology, Inc. *	11,019	930,334
Coherus Biosciences, Inc. *	9,361	328,384
Concert Pharmaceuticals, Inc. *	6,082	99,684
CorMedix, Inc. *(a)	12,407	43,424
CTI BioPharma Corp. *(a)	66,532	123,084
Curis, Inc. *	43,956	138,022
Cytokinetics, Inc. *	13,404	85,652
CytRx Corp. *(a)	24,145	65,674
Dicerna Pharmaceuticals, Inc. *	5,975	73,014
Dyax Corp. *	57,699	1,419,972
Dynavax Technologies Corp. *(a)	13,158	386,977
Eagle Pharmaceuticals, Inc. *	3,421	330,537
Emergent BioSolutions, Inc. *	12,042	395,339
Enanta Pharmaceuticals, Inc. *(a)	6,365	322,387
Epizyme, Inc. *(a)	11,527	257,167
Esperion Therapeutics, Inc. *(a)	5,234	324,508
Exact Sciences Corp. *	37,852	911,098
Exelixis, Inc. *(a)	78,170	447,914
Fibrocell Science, Inc. *	10,699	69,757
FibroGen, Inc. *	19,031	442,471
Five Prime Therapeutics, Inc. *	8,570	201,566
Flexion Therapeutics, Inc. *	5,503	128,770
Foundation Medicine, Inc. *(a)	4,777	96,949
Galena Biopharma, Inc. *(a)	62,940	103,222
Genocea Biosciences, Inc. *	7,285	94,705
Genomic Health, Inc. *	7,012	189,885
Geron Corp. *(a)	63,152	255,766
Halozyme Therapeutics, Inc. *	41,954	979,206
Heron Therapeutics, Inc. *	11,499	371,878
Idera Pharmaceuticals, Inc. *(a)	34,908	124,971
Ignyta, Inc. *	8,177	113,333
Immune Design Corp. *(a)	4,474	86,617
ImmunoGen, Inc. *(a)	34,331	618,645
Immunomedics, Inc. *(a)	38,241	78,394
Infinity Pharmaceuticals, Inc. *	19,573	171,068
Inovio Pharmaceuticals, Inc. *(a)	28,606	208,538
Insmed, Inc. *	24,478	663,354
Insys Therapeutics, Inc. *(a)	9,393	421,934
Invitae Corp. *(a)	2,842	28,392
Ironwood Pharmaceuticals, Inc. *	49,788	520,285
Karyopharm Therapeutics, Inc. *(a)	9,159	187,943
Keryx Biopharmaceuticals, Inc. *(a)	41,091	327,906
Kite Pharma, Inc. *(a)	11,482	835,545
KYTHERA Biopharmaceuticals, Inc. *	10,262	764,724
La Jolla Pharmaceutical Co. *	4,567	138,837
Lexicon Pharmaceuticals, Inc. *	16,297	137,544
Ligand Pharmaceuticals, Inc. *	6,996	757,387
Lion Biotechnologies, Inc. *	17,834	152,659
Loxo Oncology, Inc. *(a)	3,053	61,823
MacroGenics, Inc. *	12,335	463,796
MannKind Corp. *(a)	98,170	421,149
Medgenics, Inc. *	6,463	52,221
Merrimack Pharmaceuticals, Inc. *(a)	43,776	442,138
MiMedx Group, Inc. *(a)	43,233	463,890
Mirati Therapeutics, Inc. *	3,949	112,981
Momenta Pharmaceuticals, Inc. *	24,307	528,434
Myriad Genetics, Inc. *(a)	27,542	939,733
Navidea Biopharmaceuticals, Inc. *(a)	58,639	100,859
Neurocrine Biosciences, Inc. *	33,886	1,698,366
NewLink Genetics Corp. *(a)	8,214	428,360
Northwest Biotherapeutics, Inc. *(a)	18,579	212,172
Novavax, Inc. *	106,159	1,280,278
Ocata Therapeutics, Inc. *	15,519	69,680
OncoMed Pharmaceuticals, Inc. *(a)	6,720	153,485
Oncothyreon, Inc. *	40,630	147,893
Ophthotech Corp. *	9,415	637,301
Orexigen Therapeutics, Inc. *(a)	40,915	163,660
Organovo Holdings, Inc. *(a)	34,496	116,596
Osiris Therapeutics, Inc. *(a)	7,588	161,852
Otonomy, Inc. *	5,863	151,089
OvaScience, Inc. *(a)	9,359	266,731
PDL BioPharma, Inc. (a)	65,652	382,095
Peregrine Pharmaceuticals, Inc. *	77,889	95,803
Pfenex, Inc. *	6,460	136,887
Portola Pharmaceuticals, Inc. *	18,257	902,626
Progenics Pharmaceuticals, Inc. *	27,866	241,320
Proteon Therapeutics, Inc. *	2,960	51,149
Prothena Corp. PLC *(a)	12,359	815,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
PTC Therapeutics, Inc. *	13,475	$690,055
Radius Health, Inc. *(a)	11,643	911,880
Raptor Pharmaceutical Corp. *(a)	32,056	456,477
Regulus Therapeutics, Inc. *(a)	11,255	92,291
Repligen Corp. *	13,091	458,316
Retrophin, Inc. *	13,923	441,916
Rigel Pharmaceuticals, Inc. *	34,558	102,983
Sage Therapeutics, Inc. *	5,487	375,091
Sangamo BioSciences, Inc. *	27,728	253,711
Sarepta Therapeutics, Inc. *(a)	16,519	527,286
Sorrento Therapeutics, Inc. *	11,281	234,419
Spark Therapeutics, Inc. *(a)	3,196	196,362
Spectrum Pharmaceuticals, Inc. *(a)	26,511	183,324
Stemline Therapeutics, Inc. *	6,271	67,288
Synergy Pharmaceuticals, Inc. *(a)	39,797	362,949
Synta Pharmaceuticals Corp. *(a)	35,872	76,049
T2 Biosystems, Inc. *(a)	3,576	51,530
TESARO, Inc. *	9,267	537,486
TG Therapeutics, Inc. *(a)	14,075	245,609
Threshold Pharmaceuticals, Inc. *	25,461	109,992
Tobira Therapeutics, Inc. *	764	10,973
Tokai Pharmaceuticals, Inc. *(a)	3,748	48,874
Trevena, Inc. *	9,589	55,808
Trovagene, Inc. *(a)	11,363	89,540
Ultragenyx Pharmaceutical, Inc. *	15,235	1,842,369
Vanda Pharmaceuticals, Inc. *(a)	16,603	203,221
Verastem, Inc. *	12,791	93,374
Versartis, Inc. *(a)	8,888	160,873
Vitae Pharmaceuticals, Inc. *	5,248	53,057
Vital Therapies, Inc. *(a)	6,622	107,409
XBiotech, Inc. *(a)	1,599	29,821
Xencor, Inc. *	11,294	252,873
XOMA Corp. *(a)	36,274	26,502
Zafgen, Inc. *	6,542	248,400
ZIOPHARM Oncology, Inc. *(a)	45,665	610,084

		53,068,464

Building Products 0.9%
AAON, Inc.	16,282	361,298
Advanced Drainage Systems, Inc.	13,379	372,338
American Woodmark Corp. *	5,173	340,177
Apogee Enterprises, Inc.	11,629	641,688
Builders FirstSource, Inc. *	18,507	278,345
Continental Building Products, Inc. *	12,563	266,838
Gibraltar Industries, Inc. *	12,336	236,111
Griffon Corp.	13,726	236,636
Insteel Industries, Inc.	7,268	118,759
Masonite International Corp. *	12,034	831,188
NCI Building Systems, Inc. *	10,876	140,844
Nortek, Inc. *	3,842	313,469
Patrick Industries, Inc. *	5,140	185,246
PGT, Inc. *	19,177	308,174
Ply Gem Holdings, Inc. *	8,981	129,775
Quanex Building Products Corp.	13,592	272,927
Simpson Manufacturing Co., Inc.	16,735	599,448
Trex Co., Inc. *	12,836	582,369
Universal Forest Products, Inc.	8,031	509,969

		6,725,599

Capital Markets 1.5%
Actua Corp. *	16,138	237,713
Arlington Asset Investment Corp., Class A	9,359	178,757
Ashford, Inc. *	416	24,806
BGC Partners, Inc., Class A	72,490	714,026
Calamos Asset Management, Inc., Class A	7,184	86,280
CIFC Corp.	2,612	19,903
Cohen & Steers, Inc.	7,977	246,569
Cowen Group, Inc., Class A *	44,747	252,821
Diamond Hill Investment Group, Inc.	1,193	229,641
Evercore Partners, Inc., Class A	13,732	807,442
Fifth Street Asset Management, Inc.	2,465	22,629
Financial Engines, Inc. (a)	20,649	946,963
GAMCO Investors, Inc., Class A	2,514	172,611
Greenhill & Co., Inc.	11,679	459,335
HFF, Inc., Class A	15,041	689,479
INTL. FCStone, Inc. *	5,990	174,668
Investment Technology Group, Inc.	13,704	278,876
Janus Capital Group, Inc.	58,036	950,630
KCG Holdings, Inc., Class A *	12,771	135,628
Ladenburg Thalmann Financial Services, Inc. *	41,956	127,546
Medley Management, Inc., Class A	2,680	24,415
Moelis & Co., Class A	6,890	206,149
OM Asset Management PLC	9,766	172,565
Oppenheimer Holdings, Inc., Class A	4,284	97,247
Piper Jaffray Cos. *	6,407	287,354
Pzena Investment Management, Inc., Class A	4,591	47,746
RCS Capital Corp., Class A *(a)	19,332	112,706
Safeguard Scientifics, Inc. *	8,183	150,240
Stifel Financial Corp. *	26,798	1,472,550
Virtu Financial, Inc., Class A *(a)	7,426	174,511
Virtus Investment Partners, Inc.	2,728	329,706
Walter Investment Management Corp. *(a)	15,106	329,311
Westwood Holdings Group, Inc.	3,079	184,986
WisdomTree Investments, Inc.	45,440	1,131,456
ZAIS Group Holdings, Inc. *	1,281	13,976

		11,491,241

Chemicals 1.8%
A. Schulman, Inc.	11,642	433,432
American Vanguard Corp.	11,545	148,007
Axiall Corp.	27,979	823,422
Balchem Corp.	12,370	701,008
Calgon Carbon Corp.	20,942	370,464
Chase Corp.	2,834	108,344
Chemtura Corp. *	26,803	735,206
Core Molding Technologies, Inc. *	3,035	57,908
Ferro Corp. *	29,059	403,629
Flotek Industries, Inc. *(a)	21,378	365,991
FutureFuel Corp.	9,736	111,380
H.B. Fuller Co.	20,063	803,724
Hawkins, Inc.	4,217	153,836
Innophos Holdings, Inc.	8,279	426,203
Innospec, Inc.	9,613	415,762
Intrepid Potash, Inc. *	22,376	191,091
KMG Chemicals, Inc.	4,046	88,324
Koppers Holdings, Inc.	8,191	166,277
Kraton Performance Polymers, Inc. *	12,512	256,746
Kronos Worldwide, Inc.	8,177	80,462
LSB Industries, Inc. *	7,864	290,260
Minerals Technologies, Inc.	13,834	895,751
Olin Corp. (a)	30,901	710,414
OM Group, Inc.	12,049	408,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
OMNOVA Solutions, Inc. *	18,810	$121,701
PolyOne Corp.	34,836	1,193,830
Quaker Chemical Corp.	5,298	491,125
Rayonier Advanced Materials, Inc.	16,094	226,121
Rentech, Inc. *	94,146	71,673
Senomyx, Inc. *(a)	17,892	111,109
Sensient Technologies Corp.	18,389	1,257,624
Stepan Co.	7,681	376,446
Trecora Resources *	8,254	115,226
Tredegar Corp.	9,993	168,482
Trinseo SA *(a)	4,507	109,791
Tronox Ltd., Class A	25,184	276,520
Valhi, Inc.	6,575	29,259

		13,694,768

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	22,310	735,338
ACCO Brands Corp. *	43,990	359,838
ARC Document Solutions, Inc. *	16,217	112,060
Brady Corp., Class A	19,011	447,139
Brink’s Co. (The)	19,387	605,456
Casella Waste Systems, Inc., Class A *	16,455	104,489
CECO Environmental Corp.	8,849	79,641
Civeo Corp.	42,413	90,764
Deluxe Corp.	19,670	1,267,338
Ennis, Inc.	10,264	172,230
Essendant, Inc.	15,266	562,094
G&K Services, Inc., Class A	7,943	520,743
Healthcare Services Group, Inc.	28,406	991,653
Heritage-Crystal Clean, Inc. *	5,160	66,306
Herman Miller, Inc.	23,728	665,333
HNI Corp.	17,729	879,181
InnerWorkings, Inc. *	14,759	110,693
Interface, Inc.	26,300	683,011
Kimball International, Inc., Class B	13,704	155,129
Knoll, Inc.	19,447	470,617
Matthews International Corp., Class A	13,073	703,981
McGrath RentCorp	10,373	263,059
Mobile Mini, Inc.	18,235	677,066
MSA Safety, Inc.	11,707	604,667
Multi-Color Corp.	5,013	320,130
NL Industries, Inc. *	2,997	20,170
Quad/Graphics, Inc.	11,611	191,001
SP Plus Corp. *	6,757	176,696
Steelcase, Inc., Class A	33,157	591,852
Team, Inc. *	8,274	359,092
Tetra Tech, Inc.	23,952	638,081
TRC Cos., Inc. *	6,692	64,243
UniFirst Corp.	5,921	656,165
US Ecology, Inc.	8,597	394,516
Viad Corp.	8,129	233,058
West Corp.	20,676	596,503

		15,569,333

Communications Equipment 1.4%
ADTRAN, Inc.	21,262	350,823
Aerohive Networks, Inc. *(a)	9,093	70,471
Alliance Fiber Optic Products, Inc.	5,757	115,543
Applied Optoelectronics, Inc. *(a)	5,800	112,810
Bel Fuse, Inc., Class B	4,223	93,244
Black Box Corp.	6,060	94,899
CalAmp Corp. *	14,475	247,667
Calix, Inc. *	17,441	147,028
Ciena Corp. *	46,846	1,192,231
Clearfield, Inc. *(a)	4,319	84,998
Comtech Telecommunications Corp.	6,441	185,565
Digi International, Inc. *	10,094	102,151
EMCORE Corp. *	5,793	35,859
Extreme Networks, Inc. *	40,578	94,141
Finisar Corp. *	41,414	721,018
Harmonic, Inc. *	35,347	212,435
Infinera Corp. *	51,236	1,226,590
InterDigital, Inc.	14,366	776,770
Ixia *	24,196	319,387
KVH Industries, Inc. *	6,678	82,006
NETGEAR, Inc. *	13,780	461,492
Novatel Wireless, Inc. *(a)	14,861	36,707
Oclaro, Inc. *(a)	39,465	90,769
Plantronics, Inc.	15,598	905,932
Polycom, Inc. *	53,844	612,745
Ruckus Wireless, Inc. *	29,932	369,061
ShoreTel, Inc. *	25,224	178,838
Sonus Networks, Inc. *	19,700	158,979
Ubiquiti Networks, Inc. (a)	12,153	391,570
ViaSat, Inc. *	16,781	1,040,422

		10,512,151

Construction & Engineering 0.7%
Aegion Corp. *	14,631	289,255
Ameresco, Inc., Class A *	8,380	57,822
Argan, Inc.	5,264	204,664
Comfort Systems USA, Inc.	14,931	412,693
Dycom Industries, Inc. *	13,593	897,954
EMCOR Group, Inc.	25,019	1,196,659
Furmanite Corp. *	14,897	97,128
Granite Construction, Inc.	15,708	534,386
Great Lakes Dredge & Dock Corp. *	23,876	121,051
HC2 Holdings, Inc. *(a)	7,723	60,239
MasTec, Inc. *	26,651	491,178
MYR Group, Inc. *	8,399	252,306
Northwest Pipe Co. *	3,653	65,937
NV5 Holdings, Inc. *	2,024	48,961
Orion Marine Group, Inc. *	11,534	83,506
Primoris Services Corp.	15,467	280,726
Tutor Perini Corp. *	15,013	314,222

		5,408,687

Construction Materials 0.1%
Headwaters, Inc. *	29,449	559,825
Summit Materials, Inc., Class A *	10,165	255,040
United States Lime & Minerals, Inc.	792	42,768
US Concrete, Inc. *	5,770	244,244

		1,101,877

Consumer Finance 0.5%
Cash America International, Inc.	10,994	304,864
Encore Capital Group, Inc. *(a)	10,387	446,745
Enova International, Inc. *	10,423	188,448
EZCORP, Inc., Class A *	20,655	146,444
First Cash Financial Services, Inc. *	11,230	456,724
Green Dot Corp., Class A *	18,241	377,953
JG Wentworth Co., Class A *	5,777	47,602
Nelnet, Inc., Class A	9,446	372,078
PRA Group, Inc. *	19,082	1,212,661
Regional Management Corp. *	4,496	86,863
World Acceptance Corp. *(a)	2,640	143,669

		3,784,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging 0.3%
AEP Industries, Inc. *	1,561	$75,474
Berry Plastics Group, Inc. *	47,544	1,548,033
Greif, Inc., Class A	12,153	376,621
Myers Industries, Inc.	9,728	147,185

		2,147,313

Distributors 0.3%
Core-Mark Holding Co., Inc.	9,202	584,971
Fenix Parts, Inc. *(a)	5,354	48,935
Pool Corp.	17,142	1,207,140
VOXX International Corp. *	8,204	65,632
Weyco Group, Inc.	2,514	72,554

		1,979,232

Diversified Consumer Services 1.1%
2U, Inc. *	9,502	304,919
American Public Education, Inc. *	6,847	177,132
Apollo Education Group, Inc. *	37,496	480,324
Ascent Capital Group, Inc., Class A *	5,258	205,220
Bridgepoint Education, Inc. *	6,958	65,544
Bright Horizons Family Solutions, Inc. *	14,856	894,925
Cambium Learning Group, Inc. *	4,843	22,762
Capella Education Co.	4,837	249,154
Career Education Corp. *	26,189	83,281
Carriage Services, Inc.	6,427	154,441
Chegg, Inc. *(a)	29,198	242,635
Collectors Universe, Inc.	2,907	58,605
DeVry Education Group, Inc.	25,325	769,374
Grand Canyon Education, Inc. *	18,747	814,182
Houghton Mifflin Harcourt Co. *	54,430	1,422,256
K12, Inc. *	13,495	177,999
Liberty Tax, Inc.	2,264	59,453
LifeLock, Inc. *(a)	37,526	297,206
Regis Corp. *	16,315	238,688
Sotheby’s	24,761	1,035,753
Steiner Leisure Ltd. *	5,100	294,270
Strayer Education, Inc. *	4,385	243,850
Universal Technical Institute, Inc.	8,221	52,368
Weight Watchers International, Inc. *(a)	11,636	46,544

		8,390,885

Diversified Financial Services 0.4%
FNFV Group *	31,694	461,465
GAIN Capital Holdings, Inc.	12,740	88,925
MarketAxess Holdings, Inc.	14,787	1,446,169
Marlin Business Services Corp.	3,527	56,044
NewStar Financial, Inc. *	9,399	108,746
On Deck Capital, Inc. *(a)	4,685	62,638
PHH Corp. *	19,852	495,506
PICO Holdings, Inc. *	9,069	111,821
Resource America, Inc., Class A	6,395	51,672
Tiptree Financial, Inc., Class A	10,659	62,781

		2,945,767

Diversified Telecommunication Services 0.7%
8x8, Inc. *	35,136	306,035
Atlantic Tele-Network, Inc.	4,044	286,073
Cincinnati Bell, Inc. *	83,982	328,370
Cogent Communications Holdings, Inc.	18,289	581,407
Consolidated Communications Holdings, Inc.	20,065	399,895
FairPoint Communications, Inc. *	8,331	138,461
General Communication, Inc., Class A *	14,020	257,968
Globalstar, Inc. *(a)	188,846	390,911
Hawaiian Telcom Holdco, Inc. *	4,454	110,905
IDT Corp., Class B	6,661	113,370
inContact, Inc. *	24,600	228,288
Inteliquent, Inc.	13,211	240,440
Intelsat SA *	11,505	109,412
Iridium Communications, Inc. *(a)	32,923	244,289
Lumos Networks Corp.	8,915	124,453
ORBCOMM, Inc. *	23,125	142,450
Pacific DataVision, Inc. *(a)	5,136	150,177
Premiere Global Services, Inc. *	18,600	200,694
Straight Path Communications, Inc., Class B *(a)	3,731	87,940
Vonage Holdings Corp. *	73,179	467,614
Windstream Holdings, Inc. (a)	39,999	193,995

		5,103,147

Electric Utilities 1.2%
ALLETE, Inc.	19,405	937,068
Cleco Corp.	24,062	1,309,695
El Paso Electric Co.	16,063	585,175
Empire District Electric Co. (The)	17,294	397,935
Genie Energy Ltd., Class B *	4,876	50,467
IDACORP, Inc.	19,901	1,236,051
MGE Energy, Inc.	13,778	546,711
Otter Tail Corp.	14,836	384,549
PNM Resources, Inc.	31,798	838,831
Portland General Electric Co.	31,040	1,117,750
Spark Energy, Inc., Class A	1,204	19,108
UIL Holdings Corp.	22,426	1,075,102
Unitil Corp.	5,513	195,987

		8,694,429

Electrical Equipment 0.8%
Allied Motion Technologies, Inc.	2,469	52,195
AZZ, Inc.	10,264	531,162
Encore Wire Corp.	8,258	283,497
EnerSys	17,696	1,105,115
Enphase Energy, Inc. *(a)	10,960	64,774
Franklin Electric Co., Inc.	18,904	545,569
FuelCell Energy, Inc. *(a)	98,506	82,922
Generac Holdings, Inc. *(a)	27,568	966,810
General Cable Corp.	19,483	317,963
GrafTech International Ltd. *	47,857	240,721
LSI Industries, Inc.	8,265	82,319
Plug Power, Inc. *(a)	70,213	181,852
Polypore International, Inc. *	17,746	1,066,889
Powell Industries, Inc.	3,616	107,901
Power Solutions International, Inc. *(a)	1,887	78,273
PowerSecure International, Inc. *	8,904	134,807
Preformed Line Products Co.	1,121	38,630
Thermon Group Holdings, Inc. *	12,792	308,671
Vicor Corp. *	6,915	71,985

		6,262,055

Electronic Equipment, Instruments & Components 2.4%
Agilysys, Inc. *	6,180	52,345
Anixter International, Inc. *	11,318	749,365
AVX Corp.	17,737	238,917
Badger Meter, Inc.	5,741	337,686
Belden, Inc.	16,656	986,535
Benchmark Electronics, Inc. *	20,861	460,194
Checkpoint Systems, Inc.	16,781	146,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Coherent, Inc. *	9,488	$549,830
Control4 Corp. *(a)	8,167	67,786
CTS Corp.	13,258	249,118
Daktronics, Inc.	15,212	173,873
DTS, Inc. *	7,131	203,162
Electro Rent Corp.	6,905	69,395
Fabrinet *	14,135	262,346
FARO Technologies, Inc. *	6,921	303,763
FEI Co.	16,311	1,402,257
Gerber Scientific, Inc. *(b)	11,566	0
GSI Group, Inc. *	13,562	192,173
II-VI, Inc. *	20,881	354,977
Insight Enterprises, Inc. *	15,406	415,808
InvenSense, Inc. *(a)	30,835	403,938
Itron, Inc. *	15,298	493,054
Kimball Electronics, Inc. *	11,535	154,684
Knowles Corp. *(a)	34,136	650,291
Littelfuse, Inc.	8,973	825,516
Mercury Systems, Inc. *	13,456	189,595
Mesa Laboratories, Inc.	1,174	121,556
Methode Electronics, Inc.	15,305	410,633
MTS Systems Corp.	5,910	381,845
Multi-Fineline Electronix, Inc. *	3,675	65,635
Newport Corp. *	15,883	251,587
OSI Systems, Inc. *	7,911	555,194
Park Electrochemical Corp.	8,125	143,487
PC Connection, Inc.	4,070	90,313
Plexus Corp. *	13,376	510,161
RealD, Inc. *	16,192	203,210
Rofin-Sinar Technologies, Inc. *	11,218	279,777
Rogers Corp. *	7,410	414,738
Sanmina Corp. *	32,960	727,427
ScanSource, Inc. *	11,382	430,581
SYNNEX Corp.	11,213	848,039
Tech Data Corp. *	14,531	847,593
TTM Technologies, Inc. *	23,488	214,445
Universal Display Corp. *	16,021	764,362
Vishay Intertechnology, Inc.	53,648	615,879
Vishay Precision Group, Inc. *	5,283	73,751

		17,883,487

Energy Equipment & Services 1.1%
Atwood Oceanics, Inc. (a)	25,720	534,976
Basic Energy Services, Inc. *(a)	16,851	101,780
Bristow Group, Inc.	13,871	624,889
C&J Energy Services Ltd. *	22,389	216,054
CARBO Ceramics, Inc. (a)	7,804	256,361
Era Group, Inc. *	8,162	138,183
Exterran Holdings, Inc.	27,600	684,204
Fairmount Santrol Holdings, Inc. *(a)	25,376	151,749
Forum Energy Technologies, Inc. *	23,628	361,036
Geospace Technologies Corp. *	5,193	90,566
GulfMark Offshore, Inc., Class A (a)	9,914	93,390
Helix Energy Solutions Group, Inc. *	42,234	353,499
Hornbeck Offshore Services, Inc. *	12,822	233,360
Independence Contract Drilling, Inc. *(a)	6,376	46,800
ION Geophysical Corp. *	54,352	42,933
Key Energy Services, Inc. *	51,075	46,483
Matrix Service Co. *	10,667	206,726
McDermott International, Inc. *	95,096	418,422
Natural Gas Services Group, Inc. *	5,245	105,529
Newpark Resources, Inc. *	33,668	243,420
Nordic American Offshore Ltd. (a)	7,644	54,502
North Atlantic Drilling Ltd. (a)	29,866	28,089
Oil States International, Inc. *	20,508	617,496
Parker Drilling Co. *	48,678	123,642
PHI, Inc., Non-Voting Shares *	4,986	138,262
Pioneer Energy Services Corp. *	25,190	92,195
RigNet, Inc. *	4,772	123,738
SEACOR Holdings, Inc. *	7,271	459,309
Seventy Seven Energy, Inc. *	22,195	69,248
Tesco Corp.	15,302	146,899
TETRA Technologies, Inc. *	31,773	151,239
Tidewater, Inc. (a)	18,675	364,723
U.S. Silica Holdings, Inc. (a)	21,259	478,753
Unit Corp. *	19,970	394,008

		8,192,463

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	11,302	421,565
Casey’s General Stores, Inc.	15,400	1,574,111
Chefs’ Warehouse Inc. (The) *(a)	7,558	129,998
Fairway Group Holdings Corp. *(a)	7,486	22,458
Fresh Market, Inc. (The) *(a)	17,202	524,661
Ingles Markets, Inc., Class A	5,323	246,348
Natural Grocers by Vitamin Cottage, Inc. *	3,760	100,542
PriceSmart, Inc.	7,705	746,691
Smart & Final Stores, Inc. *	9,646	167,840
SpartanNash Co.	14,970	482,184
SUPERVALU, Inc. *	104,212	960,835
United Natural Foods, Inc. *	19,924	907,140
Village Super Market, Inc., Class A	2,841	81,480
Weis Markets, Inc.	4,275	180,277

		6,546,130

Food Products 1.5%
Alico, Inc.	1,495	67,006
Arcadia Biosciences, Inc. *	2,923	12,393
B&G Foods, Inc.	23,055	680,814
Boulder Brands, Inc. *(a)	21,802	181,611
Calavo Growers, Inc.	5,871	320,028
Cal-Maine Foods, Inc. (a)	12,497	676,837
Darling Ingredients, Inc. *	65,803	845,569
Dean Foods Co.	37,616	669,565
Diamond Foods, Inc. *	10,409	336,315
Farmer Bros. Co. *	3,148	74,482
Fresh Del Monte Produce, Inc.	13,254	523,798
Freshpet, Inc. *(a)	8,173	135,018
Inventure Foods, Inc. *	7,653	75,229
J&J Snack Foods Corp.	5,907	699,153
John B. Sanfilippo & Son, Inc.	3,332	173,231
Lancaster Colony Corp.	7,334	683,602
Landec Corp. *	10,729	143,232
Lifeway Foods, Inc. *	1,982	29,175
Limoneira Co. (a)	4,713	97,041
Omega Protein Corp. *	8,799	125,122
Post Holdings, Inc. *	21,825	1,172,875
Sanderson Farms, Inc. (a)	8,948	644,345
Seaboard Corp. *	105	364,875
Seneca Foods Corp., Class A *	3,167	92,445
Snyder’s-Lance, Inc.	19,397	630,790
Tootsie Roll Industries, Inc. (a)	7,402	240,343
TreeHouse Foods, Inc. *	16,924	1,387,091

		11,081,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Gas Utilities 1.0%
Chesapeake Utilities Corp.	6,113	$314,330
Laclede Group, Inc. (The)	17,128	926,796
New Jersey Resources Corp.	34,124	986,184
Northwest Natural Gas Co.	10,752	465,454
ONE Gas, Inc.	20,797	936,489
Piedmont Natural Gas Co., Inc.	31,000	1,178,310
South Jersey Industries, Inc.	27,202	659,376
Southwest Gas Corp.	18,344	1,033,501
WGL Holdings, Inc.	19,693	1,100,839

		7,601,279

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.	9,005	450,790
ABIOMED, Inc. *	16,552	1,282,118
Accuray, Inc. *(a)	31,154	198,763
Analogic Corp.	4,976	400,817
AngioDynamics, Inc. *	10,384	160,952
Anika Therapeutics, Inc. *	5,838	221,260
Antares Pharma, Inc. *	61,656	130,094
AtriCure, Inc. *	10,981	305,162
Atrion Corp.	572	231,031
Cantel Medical Corp.	13,546	743,404
Cardiovascular Systems, Inc. *	12,581	375,417
Cerus Corp. *(a)	37,601	204,173
CONMED Corp.	11,024	625,281
Corindus Vascular Robotics, Inc. *	8,630	31,327
CryoLife, Inc.	10,481	114,767
Cutera, Inc. *	5,660	85,919
Cyberonics, Inc. *	10,432	640,525
Cynosure, Inc., Class A *	8,922	346,174
Endologix, Inc. *	26,919	383,865
Entellus Medical, Inc. *(a)	2,193	49,342
Exactech, Inc. *	4,113	82,178
GenMark Diagnostics, Inc. *	16,685	141,822
Globus Medical, Inc., Class A *	27,171	762,418
Greatbatch, Inc. *	10,228	557,733
Haemonetics Corp. *	20,706	828,447
Halyard Health, Inc. *	18,550	755,727
HeartWare International, Inc. *	6,907	626,534
ICU Medical, Inc. *	5,658	565,347
Inogen, Inc. *	6,273	278,898
Insulet Corp. *	22,645	767,439
Integra LifeSciences Holdings Corp. *	10,244	656,948
Invacare Corp.	12,977	221,258
InVivo Therapeutics Holdings Corp. *	10,526	153,153
iRadimed Corp. *	1,085	26,908
K2M Group Holdings, Inc. *	6,985	159,817
LDR Holding Corp. *	9,268	421,323
LeMaitre Vascular, Inc.	4,490	63,938
Masimo Corp. *	17,519	730,192
Meridian Bioscience, Inc.	16,652	301,235
Merit Medical Systems, Inc. *	17,630	450,623
Natus Medical, Inc. *	13,191	595,706
Neogen Corp. *	14,744	857,953
Nevro Corp. *	6,459	327,923
NuVasive, Inc. *	19,275	1,060,318
NxStage Medical, Inc. *	24,623	351,616
OraSure Technologies, Inc. *	22,142	109,381
Orthofix International NV *	7,521	250,901
Oxford Immunotec Global PLC *(a)	7,916	104,887
Quidel Corp. *	11,562	239,449
Rockwell Medical, Inc. *	19,716	272,081
RTI Surgical, Inc. *	22,692	165,198
SeaSpine Holdings Corp. *	3,415	53,542
Second Sight Medical Products, Inc. *(a)	4,717	66,557
Sientra, Inc. *	2,731	63,496
Spectranetics Corp. (The) *	16,953	289,896
STAAR Surgical Co. *(a)	15,405	135,102
STERIS Corp.	23,676	1,636,722
SurModics, Inc. *	5,408	127,034
Tandem Diabetes Care, Inc. *	6,974	87,524
Thoratec Corp. *	21,435	1,356,621
Tornier NV *	14,498	360,855
TransEnterix, Inc. *(a)	16,033	52,428
Unilife Corp. *(a)	46,672	82,143
Utah Medical Products, Inc.	1,582	86,488
Vascular Solutions, Inc. *	6,970	259,493
Veracyte, Inc. *(a)	5,285	61,306
West Pharmaceutical Services, Inc.	28,553	1,709,468
Wright Medical Group, Inc. *	20,542	530,805
ZELTIQ Aesthetics, Inc. *	12,854	441,535

		27,269,547

Health Care Providers & Services 2.8%
AAC Holdings, Inc. *(a)	3,165	120,302
Aceto Corp.	11,621	272,280
Addus HomeCare Corp. *	2,630	71,378
Adeptus Health, Inc., Class A *(a)	2,472	271,648
Air Methods Corp. *	15,644	616,217
Alliance HealthCare Services, Inc. *	2,106	31,506
Almost Family, Inc. *	2,896	126,729
Amedisys, Inc. *	11,251	490,881
AMN Healthcare Services, Inc. *	18,973	558,375
Amsurg Corp. *	19,262	1,381,856
Bio-Reference Laboratories, Inc. *	9,828	436,068
BioScrip, Inc. *(a)	26,679	66,964
BioTelemetry, Inc. *	11,107	135,839
Capital Senior Living Corp. *	11,772	262,398
Chemed Corp.	6,747	1,001,660
Civitas Solutions, Inc. *	4,568	102,734
CorVel Corp. *	3,469	110,869
Cross Country Healthcare, Inc. *	13,080	157,876
Diplomat Pharmacy, Inc. *	14,378	663,976
Ensign Group, Inc. (The)	10,107	516,670
ExamWorks Group, Inc. *	16,456	577,277
Five Star Quality Care, Inc. *	17,690	79,959
Genesis Healthcare, Inc. *	14,349	87,672
Hanger, Inc. *	14,146	306,120
HealthEquity, Inc. *	14,393	484,468
HealthSouth Corp.	36,106	1,650,044
Healthways, Inc. *	12,421	157,250
IPC Healthcare, Inc. *	6,927	384,102
Kindred Healthcare, Inc.	33,218	685,287
Landauer, Inc.	3,799	134,789
LHC Group, Inc. *	5,193	209,226
Magellan Health, Inc. *	10,888	659,704
Molina Healthcare, Inc. *	15,535	1,171,805
National HealthCare Corp.	4,007	253,242
National Research Corp., Class A	4,186	61,953
Nobilis Health Corp. *	12,275	72,300
Owens & Minor, Inc.	25,287	889,091
PharMerica Corp. *	12,130	414,482
Providence Service Corp. (The) *	5,435	255,771
RadNet, Inc. *	13,755	92,021
Select Medical Holdings Corp.	41,735	602,236
Surgical Care Affiliates, Inc. *	8,521	323,968
Team Health Holdings, Inc. *	28,523	1,922,735
Triple-S Management Corp., Class B *	9,681	208,916

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Trupanion, Inc. *(a)	6,209	$47,934
U.S. Physical Therapy, Inc.	4,954	261,869
Universal American Corp. *	19,638	182,044
WellCare Health Plans, Inc. *	17,420	1,407,536

		20,980,027

Health Care Technology 0.5%
Castlight Health, Inc., Class B *(a)	13,313	95,588
Computer Programs & Systems, Inc. (a)	4,477	209,389
Connecture, Inc. *	2,304	21,727
HealthStream, Inc. *	10,001	280,628
HMS Holdings Corp. *	35,412	407,946
Imprivata, Inc. *	3,591	54,583
MedAssets, Inc. *	24,227	564,489
Medidata Solutions, Inc. *	21,821	1,173,970
Merge Healthcare, Inc. *	27,833	152,803
Omnicell, Inc. *	14,421	526,655
Press Ganey Holdings, Inc. *	4,128	129,248
Quality Systems, Inc.	19,852	253,113
Vocera Communications, Inc. *	10,205	126,542

		3,996,681

Hotels, Restaurants & Leisure 3.4%
Belmond Ltd., Class A *	38,504	466,283
Biglari Holdings, Inc. *	605	263,060
BJ’s Restaurants, Inc. *	8,547	440,683
Bloomin’ Brands, Inc.	49,272	1,147,545
Bob Evans Farms, Inc.	8,701	434,354
Bojangles’, Inc. *(a)	3,219	80,443
Boyd Gaming Corp. *	31,967	546,316
Bravo Brio Restaurant Group, Inc. *	5,942	77,187
Buffalo Wild Wings, Inc. *	7,510	1,468,806
Caesars Acquisition Co., Class A *	18,118	117,948
Caesars Entertainment Corp. *(a)	21,545	112,249
Carrols Restaurant Group, Inc. *	14,086	155,228
Cheesecake Factory, Inc. (The)	19,269	1,112,592
Churchill Downs, Inc.	5,354	723,111
Chuy’s Holdings, Inc. *	6,578	186,881
ClubCorp Holdings, Inc.	17,418	406,188
Cracker Barrel Old Country Store, Inc. (a)	7,585	1,152,086
Dave & Buster’s Entertainment, Inc. *	9,029	350,325
Del Frisco’s Restaurant Group, Inc. *	9,404	149,994
Denny’s Corp. *	33,743	396,818
Diamond Resorts International, Inc. *	16,593	520,025
DineEquity, Inc.	6,751	702,172
El Pollo Loco Holdings, Inc. *	5,347	100,470
Eldorado Resorts, Inc. *	10,856	91,733
Empire Resorts, Inc. *(a)	6,614	33,004
Fiesta Restaurant Group, Inc. *	10,693	621,584
Habit Restaurants, Inc. (The), Class A *(a)	4,533	134,675
International Speedway Corp., Class A	11,094	380,191
Interval Leisure Group, Inc.	15,591	332,400
Intrawest Resorts Holdings, Inc. *	7,050	70,288
Isle of Capri Casinos, Inc. *	8,674	158,214
Jack in the Box, Inc.	14,811	1,407,045
Jamba, Inc. *	5,590	91,061
Kona Grill, Inc. *	3,264	62,147
Krispy Kreme Doughnuts, Inc. *	25,864	482,105
La Quinta Holdings, Inc. *	37,167	788,684
Marcus Corp. (The)	7,559	158,437
Marriott Vacations Worldwide Corp.	10,174	850,546
Monarch Casino & Resort, Inc. *	4,007	74,570
Morgans Hotel Group Co. *	10,905	65,430
Noodles & Co. *(a)	5,060	78,329
Papa John’s International, Inc.	11,537	871,736
Papa Murphy’s Holdings, Inc. *	3,608	69,634
Penn National Gaming, Inc. *	31,840	607,507
Pinnacle Entertainment, Inc. *	24,138	929,313
Popeyes Louisiana Kitchen, Inc. *	9,210	558,863
Potbelly Corp. *(a)	8,561	116,772
Red Robin Gourmet Burgers, Inc. *	5,626	515,623
Ruby Tuesday, Inc. *	24,654	180,960
Ruth’s Hospitality Group, Inc.	13,939	244,351
Scientific Games Corp., Class A *(a)	20,033	302,498
SeaWorld Entertainment, Inc.	27,082	469,602
Shake Shack, Inc., Class A *(a)	2,271	154,542
Sonic Corp.	20,747	616,601
Speedway Motorsports, Inc.	4,598	96,328
Texas Roadhouse, Inc.	27,664	1,089,685
Vail Resorts, Inc.	14,384	1,577,781
Zoe’s Kitchen, Inc. *(a)	7,657	343,416

		25,736,419

Household Durables 1.3%
Bassett Furniture Industries, Inc.	4,213	138,144
Beazer Homes USA, Inc. *	11,232	215,430
Cavco Industries, Inc. *	3,538	258,557
Century Communities, Inc. *	6,035	121,907
CSS Industries, Inc.	3,911	111,033
Ethan Allen Interiors, Inc.	10,161	306,761
Flexsteel Industries, Inc.	2,248	89,740
Green Brick Partners, Inc. *	7,294	87,966
Helen of Troy Ltd. *	11,193	982,522
Hooker Furniture Corp.	4,192	104,590
Hovnanian Enterprises, Inc., Class A *(a)	49,078	99,138
Installed Building Products, Inc. *	7,917	215,105
iRobot Corp. *	11,870	365,477
KB Home	32,702	522,578
La-Z-Boy, Inc.	20,398	518,109
LGI Homes, Inc. *(a)	5,622	109,854
Libbey, Inc.	8,719	324,434
Lifetime Brands, Inc.	4,391	63,845
M.D.C. Holdings, Inc.	15,706	468,981
M/I Homes, Inc. *	9,906	248,442
Meritage Homes Corp. *	15,869	715,692
NACCO Industries, Inc., Class A	1,669	84,735
New Home Co., Inc. (The) *	3,540	60,074
Ryland Group, Inc. (The)	18,359	834,784
Skullcandy, Inc. *	8,395	61,367
Standard Pacific Corp. *	58,797	528,585
Taylor Morrison Home Corp., Class A *	12,924	248,787
TRI Pointe Group, Inc. *	64,407	953,224
Universal Electronics, Inc. *	6,321	327,681
WCI Communities, Inc. *	6,152	155,276
William Lyon Homes, Class A *	7,812	186,394
ZAGG, Inc. *	11,662	90,614

		9,599,826

Household Products 0.2%
Central Garden & Pet Co., Class A *	16,912	170,473
HRG Group, Inc. *	31,374	447,080
Oil-Dri Corp. of America	2,060	54,096
Orchids Paper Products Co.	3,718	93,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
WD-40 Co.	5,775	$517,613

		1,283,104

Independent Power and Renewable Electricity Producers 0.6%
Abengoa Yield PLC (a)	19,395	492,245
Atlantic Power Corp. (a)	48,331	120,344
Dynegy, Inc. *	51,028	1,329,280
NRG Yield, Inc., Class A (a)	13,808	272,156
NRG Yield, Inc., Class C (a)	24,287	468,496
Ormat Technologies, Inc.	14,768	600,762
Pattern Energy Group, Inc.	21,753	531,426
Talen Energy Corp. *	32,993	518,980
Vivint Solar, Inc. *(a)	8,385	127,955

		4,461,644

Industrial Conglomerates 0.0% †
Raven Industries, Inc.	14,952	290,517

Information Technology Services 2.2%
Acxiom Corp. *	31,223	559,204
Blackhawk Network Holdings, Inc. *	21,498	987,403
CACI International, Inc., Class A *	9,712	797,647
Cardtronics, Inc. *	18,002	667,334
Cass Information Systems, Inc.	4,611	242,539
Ciber, Inc. *	32,654	108,085
Convergys Corp.	39,573	993,678
CSG Systems International, Inc.	13,176	409,774
Datalink Corp. *	8,291	56,213
EPAM Systems, Inc. *	19,349	1,433,954
Euronet Worldwide, Inc. *	20,492	1,403,702
EVERTEC, Inc.	26,204	493,159
ExlService Holdings, Inc. *	13,350	517,579
Forrester Research, Inc.	4,096	128,123
Global Cash Access Holdings, Inc. *	26,590	134,279
Hackett Group, Inc. (The)	9,760	124,928
Heartland Payment Systems, Inc.	14,649	912,633
Lionbridge Technologies, Inc. *	25,946	152,562
Luxoft Holding, Inc. *	7,298	458,022
ManTech International Corp., Class A	9,737	290,260
MAXIMUS, Inc.	26,144	1,783,282
ModusLink Global Solutions, Inc. *	15,271	49,631
MoneyGram International, Inc. *	11,511	117,412
NeuStar, Inc., Class A *(a)	10,319	318,548
Perficient, Inc. *	14,106	228,940
Science Applications International Corp.	18,389	987,122
ServiceSource International, Inc. *	23,737	125,806
Sykes Enterprises, Inc. *	15,697	382,693
Syntel, Inc. *	12,598	550,407
TeleTech Holdings, Inc.	6,630	179,872
Unisys Corp. *	20,029	317,860
Virtusa Corp. *	11,824	566,843

		16,479,494

Insurance 2.3%
Ambac Financial Group, Inc. *	18,096	290,260
American Equity Investment Life Holding Co.	30,751	908,385
AMERISAFE, Inc.	7,525	376,626
Argo Group International Holdings Ltd.	11,087	625,085
Atlas Financial Holdings, Inc. *	4,253	78,510
Baldwin & Lyons, Inc., Class B	3,581	83,509
Citizens, Inc. *(a)	19,471	131,819
CNO Financial Group, Inc.	77,041	1,374,411
Crawford & Co., Class B	11,770	81,448
Donegal Group, Inc., Class A	2,884	42,885
eHealth, Inc. *	6,885	112,019
EMC Insurance Group, Inc.	3,247	78,318
Employers Holdings, Inc.	12,739	305,736
Enstar Group Ltd. *	3,582	573,084
FBL Financial Group, Inc., Class A	3,809	217,151
Federated National Holding Co.	5,804	136,916
Fidelity & Guaranty Life	4,412	114,844
First American Financial Corp.	43,000	1,744,940
Global Indemnity PLC *	3,439	95,088
Greenlight Capital Re Ltd., Class A *	11,526	320,653
Hallmark Financial Services, Inc. *	5,824	62,200
HCI Group, Inc.	3,564	159,952
Heritage Insurance Holdings, Inc. *	9,800	242,256
Horace Mann Educators Corp.	15,563	548,440
Independence Holding Co.	3,140	41,071
Infinity Property & Casualty Corp.	4,545	352,283
James River Group Holdings Ltd.	4,288	117,706
Kansas City Life Insurance Co.	1,380	64,984
Kemper Corp.	17,280	669,082
Maiden Holdings Ltd.	20,146	333,215
MBIA, Inc. *	62,143	369,751
National General Holdings Corp.	14,186	324,718
National Interstate Corp.	2,698	68,152
National Western Life Insurance Co., Class A	891	214,722
Navigators Group, Inc. (The) *	4,187	327,340
OneBeacon Insurance Group Ltd., Class A	8,996	130,442
Patriot National, Inc. *	3,645	67,797
Primerica, Inc.	20,460	925,406
RLI Corp.	17,187	949,238
Safety Insurance Group, Inc.	5,801	336,400
Selective Insurance Group, Inc.	22,695	699,233
State Auto Financial Corp.	5,999	145,176
State National Cos., Inc.	12,026	130,602
Stewart Information Services Corp.	9,025	371,108
Symetra Financial Corp.	29,885	748,320
Third Point Reinsurance Ltd. *	33,346	495,522
United Fire Group, Inc.	8,066	278,761
United Insurance Holdings Corp.	6,991	112,276
Universal Insurance Holdings, Inc.	12,778	350,373

		17,328,213

Internet & Catalog Retail 0.7%
1-800-FLOWERS.COM, Inc., Class A *	10,455	104,027
Blue Nile, Inc. *	4,731	150,067
Etsy, Inc. *(a)	7,946	165,595
EVINE Live, Inc. *	20,504	44,904
FTD Cos., Inc. *	7,262	211,542
HSN, Inc.	12,822	942,545
Lands’ End, Inc. *(a)	6,566	154,826
Liberty TripAdvisor Holdings, Inc., Class A *	29,705	870,060
Nutrisystem, Inc.	11,516	346,056
Orbitz Worldwide, Inc. *	44,425	501,114
Overstock.com, Inc. *	4,884	103,345
PetMed Express, Inc. (a)	8,051	135,659
Shutterfly, Inc. *	14,947	646,458
Travelport Worldwide Ltd.	41,833	533,371
Wayfair, Inc., Class A *(a)	7,964	297,137
zulily, Inc., Class A *(a)	26,039	343,975

		5,550,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 2.5%
Amber Road, Inc. *	6,786	$40,037
Angie’s List, Inc. *(a)	17,128	85,640
Apigee Corp. *	1,895	15,255
Bankrate, Inc. *	26,589	242,492
Bazaarvoice, Inc. *(a)	24,097	135,907
Benefitfocus, Inc. *(a)	3,129	116,524
Blucora, Inc. *	16,308	231,084
Box, Inc., Class A *(a)	5,256	85,830
Brightcove, Inc. *	13,507	73,883
Carbonite, Inc. *	7,449	88,941
Care.com, Inc. *(a)	7,304	43,824
ChannelAdvisor Corp. *	8,717	87,954
Cimpress NV *(a)	12,926	834,115
comScore, Inc. *	13,699	801,391
Constant Contact, Inc. *	12,741	329,227
Cornerstone OnDemand, Inc. *	21,454	773,631
Coupons.com, Inc. *(a)	24,164	235,116
Cvent, Inc. *	9,263	249,360
Dealertrack Technologies, Inc. *	21,627	1,342,388
Demandware, Inc. *	13,278	1,003,286
DHI Group, Inc. *	17,623	140,455
EarthLink Holdings Corp.	41,072	301,468
Endurance International Group Holdings, Inc. *	23,289	470,671
Envestnet, Inc. *	14,023	635,102
Everyday Health, Inc. *	8,457	100,385
Five9, Inc. *	9,139	43,045
Gogo, Inc. *	22,359	407,605
GrubHub, Inc. *	29,902	948,192
GTT Communications, Inc. *	9,744	226,353
Hortonworks, Inc. *(a)	3,114	75,546
Internap Corp. *	21,994	202,565
IntraLinks Holdings, Inc. *	15,891	180,522
j2 Global, Inc.	19,020	1,339,008
Limelight Networks, Inc. *	23,558	88,814
Liquidity Services, Inc. *	9,598	86,190
LivePerson, Inc. *	22,773	218,849
LogMeIn, Inc. *	9,811	721,893
Marchex, Inc., Class B	13,753	63,264
Marin Software, Inc. *(a)	12,171	68,036
Marketo, Inc. *	13,795	419,506
MaxPoint Interactive, Inc. *	2,638	23,399
Millennial Media, Inc. *	46,480	79,946
Monster Worldwide, Inc. *	36,347	256,246
New Relic, Inc. *(a)	2,353	81,884
NIC, Inc.	26,070	470,303
OPOWER, Inc. *	10,325	103,766
Q2 Holdings, Inc. *	7,711	209,662
QuinStreet, Inc. *	14,603	84,989
RealNetworks, Inc. *	8,735	40,880
Reis, Inc.	3,479	85,096
RetailMeNot, Inc. *	15,257	231,144
Rocket Fuel, Inc. *	10,340	78,791
SciQuest, Inc. *	11,025	131,087
Shutterstock, Inc. *(a)	7,806	417,075
SPS Commerce, Inc. *	6,620	477,633
Stamps.com, Inc. *	5,682	389,785
TechTarget, Inc. *	7,813	67,661
Textura Corp. *	7,835	227,215
Travelzoo, Inc. *	3,043	27,204
TrueCar, Inc. *(a)	19,436	126,723
United Online, Inc. *	5,737	79,744
Web.com Group, Inc. *	17,462	434,629
WebMD Health Corp. *	15,041	655,487
Wix.com Ltd. *	7,414	207,592
XO Group, Inc. *	10,561	156,620
Xoom Corp. *	12,645	314,228

		19,012,143

IT Services 0.0% †
6D Global Technologies, Inc. *(a)	7,533	33,899
PFSweb, Inc. *	4,699	59,301

		93,200

Leisure Products 0.3%
Arctic Cat, Inc.	5,169	147,885
Black Diamond, Inc. *	8,784	83,404
Callaway Golf Co.	31,263	286,369
Escalade, Inc.	3,894	67,210
JAKKS Pacific, Inc. *(a)	7,473	73,609
Johnson Outdoors, Inc., Class A	2,078	43,846
Malibu Boats, Inc., Class A *	7,007	135,305
Marine Products Corp.	4,726	29,443
Nautilus, Inc. *	12,591	266,048
Performance Sports Group Ltd. *	17,828	292,736
Smith & Wesson Holding Corp. *(a)	21,494	348,633
Sturm Ruger & Co., Inc.	7,460	447,749

		2,222,237

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc. *	8,622	240,381
Affymetrix, Inc. *(a)	30,872	338,357
Albany Molecular Research, Inc. *(a)	9,902	209,328
Cambrex Corp. *	12,499	615,576
Fluidigm Corp. *	11,615	232,648
Furiex Pharmaceuticals, Inc. *(b)	3,319	32,427
Harvard Bioscience, Inc. *	12,284	60,069
INC Research Holdings, Inc., Class A *	5,163	258,305
Luminex Corp. *	16,962	292,255
NanoString Technologies, Inc. *	5,038	77,132
NeoGenomics, Inc. *	20,861	127,461
Pacific Biosciences of California, Inc. *(a)	22,920	130,415
PAREXEL International Corp. *	21,815	1,504,362
PRA Health Sciences, Inc. *	7,948	333,736
Sequenom, Inc. *(a)	46,519	131,184

		4,583,636

Machinery 2.6%
Accuride Corp. *	16,145	65,710
Actuant Corp., Class A	23,771	548,159
Alamo Group, Inc.	3,821	200,755
Albany International Corp., Class A	11,256	418,948
Altra Industrial Motion Corp.	10,492	266,497
American Railcar Industries, Inc. (a)	3,761	150,252
Astec Industries, Inc.	7,506	295,061
Barnes Group, Inc.	21,818	849,375
Blount International, Inc.	19,449	162,594
Blue Bird Corp. *(a)	1,860	24,385
Briggs & Stratton Corp.	17,770	328,390
Chart Industries, Inc. *	12,163	332,050
CIRCOR International, Inc.	6,820	326,201
CLARCOR, Inc.	19,374	1,165,733
Columbus McKinnon Corp.	8,021	188,173
Commercial Vehicle Group, Inc. *	12,204	72,126
Douglas Dynamics, Inc.	8,933	183,305
EnPro Industries, Inc.	9,100	461,188
ESCO Technologies, Inc.	10,359	394,367
ExOne Co. (The) *(a)	4,185	40,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Federal Signal Corp.	24,964	$373,461
FreightCar America, Inc.	5,069	97,629
Global Brass & Copper Holdings, Inc.	8,556	144,169
Gorman-Rupp Co. (The)	7,536	193,223
Graham Corp.	4,240	80,051
Greenbrier Cos., Inc. (The) (a)	10,537	482,068
Harsco Corp.	31,854	437,674
Hillenbrand, Inc.	25,053	710,503
Hurco Cos., Inc.	2,728	85,386
Hyster-Yale Materials Handling, Inc.	3,772	255,251
John Bean Technologies Corp.	11,616	423,403
Kadant, Inc.	4,374	199,411
LB Foster Co., Class A	4,129	121,186
Lindsay Corp.	4,698	394,021
Lydall, Inc. *	6,800	202,028
Meritor, Inc. *	38,966	548,641
Miller Industries, Inc.	4,372	76,554
Mueller Industries, Inc.	22,700	734,799
Mueller Water Products, Inc., Class A	64,117	572,565
Navistar International Corp. *(a)	20,267	355,483
NN, Inc.	9,930	226,702
Omega Flex, Inc.	1,178	38,226
Proto Labs, Inc. *(a)	9,288	700,036
RBC Bearings, Inc. *	9,302	630,210
Rexnord Corp. *	40,423	856,968
Standex International Corp.	5,078	380,037
Sun Hydraulics Corp.	8,936	316,513
Tennant Co.	7,291	436,075
Titan International, Inc.	17,273	161,330
TriMas Corp. *	18,043	424,010
Twin Disc, Inc.	3,483	56,076
Wabash National Corp. *	27,154	373,096
Watts Water Technologies, Inc., Class A	11,195	620,875
Woodward, Inc.	25,602	1,263,715
Xerium Technologies, Inc. *	4,514	76,603

		19,521,716

Marine 0.2%
Eagle Bulk Shipping, Inc. *	8,383	72,429
Golden Ocean Group Ltd. (a)	26,545	103,260
Matson, Inc.	17,323	717,519
Navios Maritime Holdings, Inc. (a)	31,331	115,925
Safe Bulkers, Inc. (a)	14,238	48,979
Scorpio Bulkers, Inc. *	117,703	213,042
Ultrapetrol (Bahamas) Ltd. *	10,076	7,905

		1,279,059

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	8,545	275,576
Carmike Cinemas, Inc. *	9,769	244,714
Central European Media Enterprises Ltd., Class A *(a)	28,973	69,535
Crown Media Holdings, Inc., Class A *	14,209	63,514
Cumulus Media, Inc., Class A *	56,902	93,888
Daily Journal Corp. *(a)	418	85,606
DreamWorks Animation SKG, Inc., Class A *(a)	30,168	727,351
E.W. Scripps Co. (The), Class A	23,521	516,756
Entercom Communications Corp., Class A *	10,388	109,386
Entravision Communications Corp., Class A	25,263	193,767
Eros International PLC *	11,198	400,664
Global Eagle Entertainment, Inc. *	18,377	228,242
Gray Television, Inc. *	25,010	422,419
Harte-Hanks, Inc.	19,469	91,310
Hemisphere Media Group, Inc. *	4,203	58,212
IMAX Corp. *	24,002	897,915
Journal Media Group, Inc.	9,560	77,340
Loral Space & Communications, Inc. *	5,174	327,773
Martha Stewart Living Omnimedia, Inc., Class A *	12,371	75,092
MDC Partners, Inc., Class A	17,370	306,233
Media General, Inc. *	38,142	605,314
Meredith Corp.	14,623	700,734
National CineMedia, Inc.	24,644	381,982
New Media Investment Group, Inc.	17,881	304,156
New York Times Co. (The), Class A	54,842	725,011
Nexstar Broadcasting Group, Inc., Class A	12,458	714,591
Reading International, Inc., Class A *	6,665	78,514
Rentrak Corp. *(a)	5,052	345,910
Saga Communications, Inc., Class A	1,525	61,763
Scholastic Corp.	10,618	457,530
SFX Entertainment, Inc. *(a)	18,619	59,208
Sinclair Broadcast Group, Inc., Class A (a)	26,402	766,186
Sizmek, Inc. *	8,257	64,074
Time, Inc.	43,056	961,010
Townsquare Media, Inc., Class A *	2,836	36,868
Tribune Publishing Co.	9,487	141,261
World Wrestling Entertainment, Inc., Class A (a)	12,033	235,486

		11,904,891

Metals & Mining 0.8%
AK Steel Holding Corp. *(a)	70,893	209,134
Carpenter Technology Corp.	19,964	749,449
Century Aluminum Co. *	19,724	183,828
Cliffs Natural Resources, Inc. (a)	60,829	153,289
Coeur Mining, Inc. *(a)	54,124	191,058
Commercial Metals Co.	46,185	711,711
Globe Specialty Metals, Inc.	25,842	399,001
Handy & Harman Ltd. *	1,081	31,998
Haynes International, Inc.	4,952	210,807
Hecla Mining Co.	147,333	309,399
Horsehead Holding Corp. *(a)	22,558	186,780
Kaiser Aluminum Corp.	6,789	573,331
Materion Corp.	8,031	245,749
Olympic Steel, Inc.	3,840	46,541
Ryerson Holding Corp. *	4,899	33,166
Schnitzer Steel Industries, Inc., Class A	10,489	164,782
Stillwater Mining Co. *	48,149	458,378
SunCoke Energy, Inc.	25,994	319,466
TimkenSteel Corp.	15,791	294,186
Worthington Industries, Inc.	19,123	517,468

		5,989,521

Multiline Retail 0.4%
Big Lots, Inc.	21,446	926,038
Burlington Stores, Inc. *	29,859	1,643,439
Fred’s, Inc., Class A	14,751	266,108
Tuesday Morning Corp. *	17,549	164,610

		3,000,195

Multi-Utilities 0.3%
Avista Corp.	24,830	819,887
Black Hills Corp.	17,838	743,131

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities (continued)
NorthWestern Corp.	18,723	$1,008,046

		2,571,064

Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum Corp. *	38,878	73,091
Adams Resources & Energy, Inc.	899	42,945
Alon USA Energy, Inc.	12,417	231,080
Approach Resources, Inc. *(a)	14,480	56,327
Ardmore Shipping Corp.	6,999	91,967
Bill Barrett Corp. *(a)	19,945	113,288
Bonanza Creek Energy, Inc. *	19,754	154,279
Callon Petroleum Co. *	26,292	171,950
Carrizo Oil & Gas, Inc. *	20,494	781,436
Clayton Williams Energy, Inc. *	2,353	94,779
Clean Energy Fuels Corp. *(a)	28,363	163,371
Cloud Peak Energy, Inc. *(a)	23,936	76,116
Contango Oil & Gas Co. *	6,724	61,726
Delek US Holdings, Inc.	22,874	815,916
DHT Holdings, Inc.	37,097	294,921
Dorian LPG Ltd. *	9,792	154,028
Earthstone Energy, Inc. *	418	6,818
Eclipse Resources Corp. *(a)	18,845	72,553
Energy Fuels, Inc. *	16,471	63,084
Energy XXI Ltd. (a)	36,991	65,474
Erin Energy Corp. *(a)	5,413	22,356
Evolution Petroleum Corp.	9,401	49,073
EXCO Resources, Inc. (a)	63,858	36,987
Frontline Ltd. *(a)	42,843	132,384
GasLog Ltd. (a)	16,552	256,887
Gastar Exploration, Inc. *	32,208	54,754
Green Plains, Inc.	15,138	339,848
Halcon Resources Corp. *(a)	145,681	160,249
Hallador Energy Co. (a)	4,134	29,103
Isramco, Inc. *	369	50,594
Jones Energy, Inc., Class A *(a)	11,391	80,193
Magnum Hunter Resources Corp. *(a)	83,519	80,145
Matador Resources Co. *	29,152	642,219
Navios Maritime Acquisition Corp.	32,427	128,411
Noble Energy, Inc.	1	20
Nordic American Tankers Ltd. (a)	35,525	533,585
Northern Oil and Gas, Inc. *(a)	24,581	117,006
Oasis Petroleum, Inc. *(a)	55,334	532,866
Pacific Ethanol, Inc. *(a)	11,085	81,807
Panhandle Oil and Gas, Inc., Class A	6,497	115,777
Par Petroleum Corp. *	6,217	111,968
Parsley Energy, Inc., Class A *	33,168	479,609
PDC Energy, Inc. *	15,958	749,228
Peabody Energy Corp. (a)	110,177	132,212
Penn Virginia Corp. *(a)	27,577	36,953
Petrocorp, Inc. *(b)	1,500	0
Renewable Energy Group, Inc. *	17,425	177,735
REX American Resources Corp. *	2,640	136,330
Rex Energy Corp. *(a)	18,749	41,998
Ring Energy, Inc. *	9,297	75,956
RSP Permian, Inc. *	21,741	539,177
Sanchez Energy Corp. *(a)	20,689	151,650
SandRidge Energy, Inc. *	171,091	88,454
Scorpio Tankers, Inc.	69,985	751,639
SemGroup Corp., Class A	17,256	1,226,729
Ship Finance International Ltd. (a)	22,395	374,668
Solazyme, Inc. *(a)	31,994	74,866
Stone Energy Corp. *	22,789	131,948
Synergy Resources Corp. *	41,354	402,374
Teekay Tankers Ltd., Class A	33,760	242,059
TransAtlantic Petroleum Ltd. *	10,041	32,934
Triangle Petroleum Corp. *(a)	18,829	69,856
Ultra Petroleum Corp. *(a)	60,909	473,872
Uranium Energy Corp. *(a)	36,408	48,787
W&T Offshore, Inc. (a)	13,340	50,292
Western Refining, Inc.	28,027	1,237,672
Westmoreland Coal Co. *(a)	7,050	109,910

		14,978,289

Paper & Forest Products 0.6%
Boise Cascade Co. *	15,838	525,505
Clearwater Paper Corp. *	7,612	447,966
Deltic Timber Corp.	4,403	285,755
KapStone Paper and Packaging Corp.	34,014	795,927
Louisiana-Pacific Corp. *	56,909	838,839
Neenah Paper, Inc.	6,705	406,189
P.H. Glatfelter Co.	17,313	353,358
Schweitzer-Mauduit International, Inc.	12,168	483,070
Wausau Paper Corp.	16,573	146,505

		4,283,114

Personal Products 0.2%
Elizabeth Arden, Inc. *(a)	10,313	108,699
Inter Parfums, Inc.	6,735	204,677
Medifast, Inc. *	4,451	137,402
Natural Health Trends Corp. (a)	3,151	95,475
Nature’s Sunshine Products, Inc.	4,111	51,511
Nutraceutical International Corp. *	3,334	80,583
Revlon, Inc., Class A *	4,570	164,383
Synutra International, Inc. *(a)	8,371	54,160
USANA Health Sciences, Inc. *(a)	2,266	282,457

		1,179,347

Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc. *	8,167	148,149
Agile Therapeutics, Inc. *(a)	4,033	36,821
Alimera Sciences, Inc. *(a)	12,670	61,069
Amphastar Pharmaceuticals, Inc. *	12,572	204,421
ANI Pharmaceuticals, Inc. *	3,141	223,105
Aratana Therapeutics, Inc. *	11,469	202,084
Assembly Biosciences, Inc. *	5,600	84,000
BioDelivery Sciences International, Inc. *(a)	18,469	150,522
Carbylan Therapeutics, Inc. *	4,824	33,334
Catalent, Inc. *	33,277	1,134,080
Cempra, Inc. *	12,700	531,622
Collegium Pharmaceutical, Inc. *(a)	2,624	52,559
Corcept Therapeutics, Inc. *(a)	24,576	123,863
Corium International, Inc. *	3,340	48,964
Depomed, Inc. *	23,820	750,330
Dermira, Inc. *	4,998	112,855
Durect Corp. *	44,394	104,326
Endocyte, Inc. *(a)	15,609	80,543
Flex Pharma, Inc. *(a)	2,262	35,265
Foamix Pharmaceuticals Ltd. *	8,916	94,866
Heska Corp. *	2,231	75,296
IGI Laboratories, Inc. *(a)	16,493	145,138
Impax Laboratories, Inc. *	28,383	1,375,440
Intersect ENT, Inc. *	6,346	188,286
Intra-Cellular Therapies, Inc. *	8,637	251,337
Lannett Co., Inc. *	10,582	630,687
Medicines Co. (The) *	26,130	820,221
Nektar Therapeutics *(a)	51,921	654,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Ocular Therapeutix, Inc. *	5,714	$131,936
Omeros Corp. *(a)	15,092	242,981
Pacira Pharmaceuticals, Inc. *	14,509	963,688
Paratek Pharmaceuticals, Inc.	4,792	120,567
Pernix Therapeutics Holdings, Inc. *	17,381	86,557
Phibro Animal Health Corp., Class A	6,957	273,271
POZEN, Inc. *	11,507	133,481
Prestige Brands Holdings, Inc. *	20,840	992,401
Relypsa, Inc. *	12,963	429,205
Revance Therapeutics, Inc. *(a)	6,194	192,200
Sagent Pharmaceuticals, Inc. *	8,837	217,214
SciClone Pharmaceuticals, Inc. *	19,930	181,562
Sucampo Pharmaceuticals, Inc., Class A *	9,915	216,048
Supernus Pharmaceuticals, Inc. *	13,684	290,238
Tetraphase Pharmaceuticals, Inc. *	14,388	684,149
TherapeuticsMD, Inc. *(a)	50,599	394,166
Theravance Biopharma, Inc. *(a)	9,889	124,008
Theravance, Inc. (a)	33,839	518,414
VIVUS, Inc. *(a)	41,142	62,124
XenoPort, Inc. *	23,133	168,871
Zogenix, Inc. *	7,626	147,258
ZS Pharma, Inc. *(a)	7,220	431,251

		15,355,497

Professional Services 1.4%
Acacia Research Corp.	20,236	190,421
Advisory Board Co. (The) *	16,965	1,016,204
Barrett Business Services, Inc.	2,821	116,789
CBIZ, Inc. *	19,826	194,295
CDI Corp.	5,933	71,849
CEB, Inc.	13,240	1,013,125
CRA International, Inc. *	3,741	87,315
Exponent, Inc.	10,444	464,654
Franklin Covey Co. *	4,988	94,323
FTI Consulting, Inc. *	16,651	681,359
GP Strategies Corp. *	5,249	150,594
Heidrick & Struggles International, Inc.	7,320	160,088
Hill International, Inc. *	14,626	69,912
Huron Consulting Group, Inc. *	9,267	708,648
ICF International, Inc. *	7,893	289,357
Insperity, Inc.	7,731	388,715
Kelly Services, Inc., Class A	11,497	171,765
Kforce, Inc.	9,846	230,101
Korn/Ferry International	20,097	672,848
Mistras Group, Inc. *	6,885	123,861
Navigant Consulting, Inc. *	19,411	305,141
On Assignment, Inc. *	20,617	790,043
Pendrell Corp. *	69,095	95,351
Resources Connection, Inc.	15,222	240,964
RPX Corp. *	21,802	337,495
TriNet Group, Inc. *	16,388	440,509
TrueBlue, Inc. *	16,712	430,501
Volt Information Sciences, Inc. *	3,546	34,148
VSE Corp.	1,746	82,760
WageWorks, Inc. *	14,247	711,638

		10,364,773

Real Estate Investment Trusts (REITs) 8.8%
Acadia Realty Trust	27,426	877,083
AG Mortgage Investment Trust, Inc.	11,410	207,662
Agree Realty Corp.	6,971	216,031
Alexander’s, Inc.	845	342,622
Altisource Residential Corp.	22,838	375,913
American Assets Trust, Inc.	14,740	613,479
American Capital Mortgage Investment Corp.	20,289	327,464
American Residential Properties, Inc.	12,815	237,078
Anworth Mortgage Asset Corp.	41,929	209,645
Apollo Commercial Real Estate Finance, Inc.	23,292	393,169
Apollo Residential Mortgage, Inc.	12,889	186,633
Ares Commercial Real Estate Corp.	10,930	136,079
Armada Hoffler Properties, Inc.	10,525	107,881
ARMOUR Residential REIT, Inc.	140,683	399,540
Ashford Hospitality Prime, Inc.	11,057	160,990
Ashford Hospitality Trust, Inc.	33,288	290,937
Associated Estates Realty Corp.	23,168	666,080
Bluerock Residential Growth REIT, Inc.	7,077	90,586
Campus Crest Communities, Inc.	25,715	146,576
Capstead Mortgage Corp.	37,997	420,627
CareTrust REIT, Inc.	12,465	161,796
CatchMark Timber Trust, Inc., Class A	15,171	162,026
Cedar Realty Trust, Inc.	34,178	228,993
Chambers Street Properties	94,520	701,338
Chatham Lodging Trust	15,323	414,027
Chesapeake Lodging Trust	23,790	762,945
Colony Capital, Inc., Class A	44,556	1,012,312
CorEnergy Infrastructure Trust, Inc.	19,548	121,589
CoreSite Realty Corp.	9,760	489,952
Cousins Properties, Inc.	86,396	896,790
CubeSmart	66,352	1,735,768
CyrusOne, Inc.	25,803	793,184
CYS Investments, Inc.	64,083	497,284
DCT Industrial Trust, Inc.	35,332	1,228,140
DiamondRock Hospitality Co.	80,139	1,010,553
DuPont Fabros Technology, Inc.	25,235	760,835
Dynex Capital, Inc.	21,940	161,698
Easterly Government Properties, Inc.	5,307	83,851
EastGroup Properties, Inc.	12,816	771,523
Education Realty Trust, Inc.	19,206	607,678
EPR Properties	22,726	1,298,109
Equity One, Inc.	29,197	749,487
Excel Trust, Inc.	25,178	398,820
FelCor Lodging Trust, Inc.	57,102	534,475
First Industrial Realty Trust, Inc.	44,071	922,847
First Potomac Realty Trust	23,368	265,227
Franklin Street Properties Corp.	35,377	416,387
GEO Group, Inc. (The)	29,103	1,098,638
Getty Realty Corp.	10,068	167,330
Gladstone Commercial Corp.	7,960	127,519
Government Properties Income Trust	27,991	483,405
Gramercy Property Trust, Inc.	22,842	558,715
Great Ajax Corp.	1,657	23,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,897	258,843
Hatteras Financial Corp.	38,562	627,018
Healthcare Realty Trust, Inc.	40,133	964,797
Hersha Hospitality Trust	19,572	530,793
Highwoods Properties, Inc.	37,419	1,583,946
Hudson Pacific Properties, Inc.	29,722	914,843
Independence Realty Trust, Inc.	8,426	68,840
InfraREIT, Inc.	8,738	292,985
Inland Real Estate Corp.	34,546	339,242
Invesco Mortgage Capital, Inc.	49,320	710,701
Investors Real Estate Trust	47,042	339,173
iStar Financial, Inc. *	34,016	445,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	33,074	$873,154
LaSalle Hotel Properties	45,043	1,498,581
Lexington Realty Trust	82,041	705,553
LTC Properties, Inc.	14,162	621,287
Mack-Cali Realty Corp.	35,496	739,737
Medical Properties Trust, Inc.	83,427	1,140,447
Monmouth Real Estate Investment Corp.	23,500	235,470
Monogram Residential Trust, Inc.	65,898	615,487
National Health Investors, Inc.	14,936	974,574
National Storage Affiliates Trust	9,040	106,943
New Residential Investment Corp.	91,285	1,432,262
New Senior Investment Group, Inc.	33,348	431,523
New York Mortgage Trust, Inc.	44,145	330,205
New York REIT, Inc.	64,861	671,960
NexPoint Residential Trust, Inc.	7,402	96,004
One Liberty Properties, Inc.	4,812	108,751
Orchid Island Capital, Inc.	8,083	69,675
Parkway Properties, Inc.	33,553	601,941
Pebblebrook Hotel Trust	28,644	1,165,811
Pennsylvania Real Estate Investment Trust	27,588	604,729
PennyMac Mortgage Investment Trust	29,784	528,964
Physicians Realty Trust	28,058	450,050
Potlatch Corp.	16,132	564,781
Preferred Apartment Communities, Inc., Class A	8,358	94,696
PS Business Parks, Inc.	7,838	603,448
QTS Realty Trust, Inc., Class A	10,912	452,848
RAIT Financial Trust	33,116	173,528
Ramco-Gershenson Properties Trust	31,596	535,236
Redwood Trust, Inc.	33,681	522,056
Resource Capital Corp.	54,283	194,333
Retail Opportunity Investments Corp.	37,125	636,694
Rexford Industrial Realty, Inc.	22,153	322,769
RLJ Lodging Trust	52,724	1,572,757
Rouse Properties, Inc.	14,499	255,182
Ryman Hospitality Properties, Inc.	17,359	992,588
Sabra Health Care REIT, Inc.	25,527	698,163
Saul Centers, Inc.	3,826	198,493
Select Income REIT	24,573	493,180
Silver Bay Realty Trust Corp.	14,321	232,143
Sovran Self Storage, Inc.	14,174	1,349,507
STAG Industrial, Inc.	25,750	505,730
Starwood Waypoint Residential Trust	15,175	371,484
STORE Capital Corp.	14,248	299,208
Strategic Hotels & Resorts, Inc. *	109,864	1,501,841
Summit Hotel Properties, Inc.	34,748	473,615
Sun Communities, Inc.	18,557	1,289,897
Sunstone Hotel Investors, Inc.	83,313	1,172,214
Terreno Realty Corp.	17,132	359,258
Trade Street Residential, Inc.	6,929	48,572
UMH Properties, Inc.	8,674	83,270
United Development Funding IV	11,857	215,086
Universal Health Realty Income Trust	4,936	241,716
Urban Edge Properties	23,879	512,682
Urstadt Biddle Properties, Inc., Class A	10,721	204,771
Washington Real Estate Investment Trust	27,110	727,632
Western Asset Mortgage Capital Corp.	16,950	235,097
Whitestone REIT	9,997	129,261
Xenia Hotels & Resorts, Inc.	44,331	918,982

		66,315,197

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	19,509	736,465
Altisource Asset Management Corp. *	362	47,990
Altisource Portfolio Solutions SA *	5,054	165,064
AV Homes, Inc. *	4,665	68,902
Consolidated-Tomoka Land Co.	1,802	104,390
Forestar Group, Inc. *	13,462	172,313
FRP Holdings, Inc. *	2,806	82,805
Kennedy-Wilson Holdings, Inc.	36,896	934,207
Marcus & Millichap, Inc. *	5,421	277,772
RE/MAX Holdings, Inc., Class A	4,702	177,830
St. Joe Co. (The) *	17,520	284,700
Tejon Ranch Co. *	5,386	133,680

		3,186,118

Road & Rail 0.7%
ArcBest Corp.	10,394	343,522
Celadon Group, Inc.	10,840	235,228
Con-way, Inc.	22,891	887,942
Covenant Transportation Group, Inc., Class A *	4,650	109,787
Heartland Express, Inc.	20,043	427,517
Knight Transportation, Inc.	24,920	673,837
Marten Transport Ltd.	9,494	184,089
PAM Transportation Services, Inc. *	1,261	66,329
Quality Distribution, Inc. *	11,032	175,519
Roadrunner Transportation Systems, Inc. *	11,263	294,865
Saia, Inc. *	10,017	434,938
Swift Transportation Co. *	35,160	837,511
Universal Truckload Services, Inc.	3,201	67,637
USA Truck, Inc. *	3,858	75,462
Werner Enterprises, Inc.	17,680	499,283
YRC Worldwide, Inc. *	13,137	253,544

		5,567,010

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	16,330	427,683
Advanced Micro Devices, Inc. *(a)	252,679	487,670
Alpha & Omega Semiconductor Ltd. *	8,841	69,402
Ambarella, Inc. *(a)	12,411	1,438,063
Amkor Technology, Inc. *	39,286	173,251
Applied Micro Circuits Corp. *(a)	31,767	197,273
Axcelis Technologies, Inc. *	44,212	130,425
Brooks Automation, Inc.	26,956	284,386
Cabot Microelectronics Corp. *	9,767	442,836
Cascade Microtech, Inc. *	5,378	80,186
Cavium, Inc. *	21,978	1,490,108
CEVA, Inc. *	8,235	154,242
Cirrus Logic, Inc. *	25,016	825,778
Cohu, Inc.	10,045	99,546
Diodes, Inc. *	14,786	328,101
DSP Group, Inc. *	8,604	75,113
Entegris, Inc. *	55,860	827,566
Exar Corp. *	15,749	123,945
Fairchild Semiconductor International, Inc. *	46,455	699,612
FormFactor, Inc. *	23,343	168,770
Inphi Corp. *	15,248	346,587
Integrated Device Technology, Inc. *	59,060	1,128,637
Integrated Silicon Solution, Inc.	12,638	277,151
Intersil Corp., Class A	52,473	584,025
IXYS Corp.	9,807	102,581
Kopin Corp. *	25,641	76,410
Lattice Semiconductor Corp. *	46,677	229,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
M/A-COM Technology Solutions Holdings, Inc. *	9,334	$314,649
Mattson Technology, Inc. *	29,552	84,519
MaxLinear, Inc., Class A *	20,553	223,617
Micrel, Inc.	17,834	248,784
Microsemi Corp. *	37,463	1,234,031
MKS Instruments, Inc.	21,254	754,517
Monolithic Power Systems, Inc.	15,495	801,246
Nanometrics, Inc. *	9,548	130,617
NeoPhotonics Corp. *(a)	11,131	98,621
NVE Corp.	1,919	114,564
OmniVision Technologies, Inc. *	23,069	563,345
PDF Solutions, Inc. *	10,819	151,574
Pericom Semiconductor Corp.	8,792	105,240
Photronics, Inc. *	26,512	218,724
PMC-Sierra, Inc. *	69,662	474,398
Power Integrations, Inc.	11,720	454,267
Rambus, Inc. *	46,029	602,520
Rudolph Technologies, Inc. *	12,812	143,751
Semtech Corp. *	26,460	465,431
Sigma Designs, Inc. *	13,976	144,931
Silicon Laboratories, Inc. *	16,726	752,503
Synaptics, Inc. *	14,510	1,151,804
Tessera Technologies, Inc.	20,694	717,254
Ultra Clean Holdings, Inc. *	12,391	93,924
Ultratech, Inc. *	11,015	175,359
Veeco Instruments, Inc. *	16,089	416,383
Xcerra Corp. *	21,340	134,122

		22,039,693

Software 4.5%
A10 Networks, Inc. *(a)	13,284	86,479
ACI Worldwide, Inc. *	46,486	1,100,324
American Software, Inc., Class A	9,599	88,503
Aspen Technology, Inc. *	33,689	1,495,118
AVG Technologies NV *	16,293	468,261
Barracuda Networks, Inc. *	3,336	91,540
Blackbaud, Inc.	18,495	1,131,154
Bottomline Technologies de, Inc. *	16,261	446,527
BroadSoft, Inc. *	11,609	405,386
Callidus Software, Inc. *	22,116	367,126
Code Rebel Corp. *(a)	410	2,845
CommVault Systems, Inc. *	18,007	674,722
Comverse, Inc. *	9,032	183,079
Cyan, Inc. *	11,607	66,160
Digimarc Corp. *(a)	2,983	118,544
Digital Turbine, Inc. *(a)	18,631	45,273
Ebix, Inc.	10,708	331,841
Ellie Mae, Inc. *	11,717	919,199
EnerNOC, Inc. *	10,626	87,452
Epiq Systems, Inc.	13,055	216,060
ePlus, Inc. *	2,191	168,510
Fair Isaac Corp.	12,292	1,114,761
Fleetmatics Group PLC *(a)	15,227	728,917
Gigamon, Inc. *	10,902	293,046
Globant SA *	6,056	192,581
Glu Mobile, Inc. *	47,891	280,881
Guidance Software, Inc. *	7,221	72,715
Guidewire Software, Inc. *	27,731	1,637,516
HubSpot, Inc. *	7,477	403,384
Imperva, Inc. *	10,566	694,186
Infoblox, Inc. *	22,652	532,322
Interactive Intelligence Group, Inc. *	6,872	284,913
Jive Software, Inc. *	17,909	84,530
Manhattan Associates, Inc. *	29,204	1,893,003
Mentor Graphics Corp.	39,835	1,039,295
MicroStrategy, Inc., Class A *	3,697	753,633
MobileIron, Inc. *(a)	15,244	87,196
Model N, Inc. *	8,112	92,152
Monotype Imaging Holdings, Inc.	15,923	396,960
NetScout Systems, Inc. *	36,549	1,457,574
Park City Group, Inc. *(a)	4,424	57,999
Paycom Software, Inc. *	12,592	402,944
Paylocity Holding Corp. *	6,167	221,519
Pegasystems, Inc.	14,221	385,247
Progress Software Corp. *	20,169	598,616
Proofpoint, Inc. *	15,609	1,009,902
PROS Holdings, Inc. *	9,531	208,443
QAD, Inc., Class A	3,997	106,680
Qlik Technologies, Inc. *	36,067	1,459,271
Qualys, Inc. *	9,897	365,793
RealPage, Inc. *	20,969	402,605
Rovi Corp. *	35,144	386,233
Rubicon Project, Inc. (The) *	10,225	178,222
Sapiens International Corp. NV	9,557	102,547
Seachange International, Inc. *	13,831	95,296
Silver Spring Networks, Inc. *	14,723	164,898
Synchronoss Technologies, Inc. *	15,424	737,267
Take-Two Interactive Software, Inc. *	33,377	1,054,046
Tangoe, Inc. *	15,615	172,077
TeleCommunication Systems, Inc., Class A *	20,293	74,475
Telenav, Inc. *	11,344	79,408
TiVo, Inc. *	38,768	386,129
TubeMogul, Inc. *	6,034	85,260
Tyler Technologies, Inc. *	13,326	1,859,510
Varonis Systems, Inc. *	3,550	73,805
VASCO Data Security International, Inc. *(a)	11,714	238,848
Verint Systems, Inc. *	24,179	1,407,701
VirnetX Holding Corp. *(a)	17,891	82,835
Workiva, Inc. *(a)	2,685	39,174
Yodlee, Inc. *	7,152	89,829
Zendesk, Inc. *	21,366	440,781
Zix Corp. *	23,150	112,972

		33,614,000

Specialty Retail 3.2%
Abercrombie & Fitch Co., Class A (a)	27,586	554,203
American Eagle Outfitters, Inc.	77,245	1,371,099
America’s Car-Mart, Inc. *	3,420	158,209
Ann, Inc. *	18,308	837,591
Asbury Automotive Group, Inc. *	10,863	959,203
Ascena Retail Group, Inc. *	55,674	697,039
Barnes & Noble, Inc. *	20,153	529,822
bebe stores, inc.	12,940	23,810
Big 5 Sporting Goods Corp.	7,236	79,668
Boot Barn Holdings, Inc. *	4,722	149,215
Buckle, Inc. (The)	11,248	497,499
Build-A-Bear Workshop, Inc. *	5,667	98,889
Caleres, Inc.	17,448	576,482
Cato Corp. (The), Class A	10,461	401,807
Chico’s FAS, Inc.	56,811	864,663
Children’s Place, Inc. (The)	8,208	475,243
Christopher & Banks Corp. *	15,346	49,568
Citi Trends, Inc. *	6,209	147,836
Conn’s, Inc. *(a)	10,907	376,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Container Store Group, Inc. (The) *	6,348	$115,407
Destination XL Group, Inc. *	14,740	72,079
Express, Inc. *	33,711	641,857
Finish Line, Inc. (The), Class A	18,313	503,424
Five Below, Inc. *	21,675	799,157
Francesca’s Holdings Corp. *	16,895	205,443
Genesco, Inc. *	9,558	618,307
Group 1 Automotive, Inc.	9,297	901,530
Guess?, Inc.	24,644	539,457
Haverty Furniture Cos., Inc.	8,098	179,614
Hibbett Sports, Inc. *	9,915	451,628
Kirkland’s, Inc.	6,848	186,813
Lithia Motors, Inc., Class A	8,905	1,065,839
Lumber Liquidators Holdings, Inc. *(a)	10,801	208,459
MarineMax, Inc. *	10,099	182,388
Mattress Firm Holding Corp. *(a)	8,152	504,201
Men’s Wearhouse, Inc. (The)	19,028	1,132,547
Monro Muffler Brake, Inc.	12,667	801,188
Outerwall, Inc. (a)	7,362	521,377
Party City Holdco, Inc. *	9,960	205,375
Pep Boys-Manny, Moe & Jack (The) *	21,443	254,100
Pier 1 Imports, Inc. (a)	35,932	424,357
Rent-A-Center, Inc.	21,105	565,403
Restoration Hardware Holdings, Inc. *	13,216	1,340,895
Select Comfort Corp. *	20,869	543,429
Shoe Carnival, Inc.	5,955	168,586
Sonic Automotive, Inc., Class A	13,119	305,542
Sportsman’s Warehouse Holdings, Inc. *(a)	7,073	82,683
Stage Stores, Inc.	12,739	224,206
Stein Mart, Inc.	11,668	118,897
Systemax, Inc. *	4,716	32,163
Tile Shop Holdings, Inc. *(a)	10,866	155,167
Tilly’s, Inc., Class A *	4,561	41,277
Vitamin Shoppe, Inc. *	11,862	436,047
West Marine, Inc. *	7,363	66,856
Winmark Corp.	885	89,704
Zumiez, Inc. *	8,795	229,550

		23,763,308

Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc. *(a)	12,780	156,683
Cray, Inc. *	16,307	423,004
Diebold, Inc.	25,728	876,038
Dot Hill Systems Corp. *	24,129	152,495
Eastman Kodak Co. *(a)	6,973	95,042
Electronics For Imaging, Inc. *	18,658	852,671
Imation Corp. *	13,073	53,599
Immersion Corp. *	11,237	154,172
Nimble Storage, Inc. *(a)	20,142	556,322
QLogic Corp. *	34,821	308,862
Quantum Corp. *	86,503	91,693
Silicon Graphics International Corp. *	13,368	68,310
Stratasys Ltd. *(a)	20,246	622,160
Super Micro Computer, Inc. *	14,686	391,676
Violin Memory, Inc. *(a)	36,603	86,383

		4,889,110

Textiles, Apparel & Luxury Goods 1.1%
Cherokee, Inc.	3,299	92,603
Columbia Sportswear Co.	11,402	815,699
Crocs, Inc. *	30,674	482,502
Culp, Inc.	4,061	122,845
Deckers Outdoor Corp. *	13,746	1,001,808
G-III Apparel Group Ltd. *	15,734	1,136,467
Iconix Brand Group, Inc. *	19,033	413,587
Movado Group, Inc.	6,432	162,923
Oxford Industries, Inc.	5,834	489,648
Perry Ellis International, Inc. *	4,795	115,512
Quiksilver, Inc. *(a)	57,135	26,202
Sequential Brands Group, Inc. *(a)	9,968	176,733
Steven Madden Ltd. *	22,152	923,295
Superior Uniform Group, Inc.	2,793	53,709
Tumi Holdings, Inc. *	22,299	429,256
Unifi, Inc. *	5,927	182,907
Vera Bradley, Inc. *	8,469	91,973
Vince Holding Corp. *	6,064	59,488
Wolverine World Wide, Inc.	40,755	1,194,937

		7,972,094

Thrifts & Mortgage Finance 2.0%
Anchor BanCorp Wisconsin, Inc. *(a)	2,994	110,808
Astoria Financial Corp.	35,817	541,553
Bank Mutual Corp.	18,558	134,917
BankFinancial Corp.	7,176	86,758
BBX Capital Corp., Class A *	1,191	19,020
Bear State Financial, Inc. *	4,755	43,508
Beneficial Bancorp, Inc. *	32,635	419,686
BofI Holding, Inc. *	6,147	755,159
Brookline Bancorp, Inc.	28,227	318,118
Capitol Federal Financial, Inc.	56,148	674,899
Charter Financial Corp.	6,462	78,449
Clifton Bancorp, Inc.	10,580	143,888
Dime Community Bancshares, Inc.	12,466	211,922
Essent Group Ltd. *	22,131	647,774
EverBank Financial Corp.	38,309	763,882
Federal Agricultural Mortgage Corp., Class C	4,127	110,397
First Defiance Financial Corp.	3,730	143,419
Flagstar Bancorp, Inc. *	8,130	165,039
Fox Chase Bancorp, Inc.	4,646	79,307
Hingham Institution for Savings	469	56,754
HomeStreet, Inc. *	8,775	198,403
Impac Mortgage Holdings, Inc. *	3,450	75,452
Kearny Financial Corp./MD *	36,927	411,736
Ladder Capital Corp.	15,498	243,474
LendingTree, Inc. *	2,336	193,701
Meridian Bancorp, Inc. *	21,561	281,155
Meta Financial Group, Inc.	2,761	139,596
MGIC Investment Corp. *	134,360	1,487,365
Nationstar Mortgage Holdings, Inc. *	15,668	290,641
NMI Holdings, Inc., Class A *	19,742	157,936
Northfield Bancorp, Inc.	18,786	282,917
Northwest Bancshares, Inc.	37,643	477,690
OceanFirst Financial Corp.	5,219	91,489
Ocwen Financial Corp. *(a)	42,695	359,919
Oritani Financial Corp.	17,602	276,527
PennyMac Financial Services, Inc., Class A *	6,054	110,364
Provident Financial Services, Inc.	25,931	508,766
Radian Group, Inc.	75,699	1,397,404
Stonegate Mortgage Corp. *	5,923	56,683
Territorial Bancorp, Inc.	3,348	84,738
TrustCo Bank Corp.	38,153	237,693
United Community Financial Corp.	19,875	102,555
United Financial Bancorp, Inc.	19,654	265,133
Walker & Dunlop, Inc. *	10,534	252,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	37,078	$863,176
Waterstone Financial, Inc.	12,308	158,896
WSFS Financial Corp.	11,232	322,471

		14,833,426

Tobacco 0.2%
Universal Corp.	9,018	514,477
Vector Group Ltd.	32,317	818,266

		1,332,743

Trading Companies & Distributors 0.6%
Aircastle Ltd.	24,865	598,501
Applied Industrial Technologies, Inc.	15,980	617,308
Beacon Roofing Supply, Inc. *	19,806	693,210
CAI International, Inc. *	6,886	96,817
DXP Enterprises, Inc. *	5,026	184,454
H&E Equipment Services, Inc.	12,433	223,048
Kaman Corp.	10,737	423,789
Lawson Products, Inc. *	2,125	58,140
MRC Global, Inc. *	40,933	525,989
Neff Corp., Class A *	4,426	36,470
Real Industry, Inc. *	9,704	110,723
Rush Enterprises, Inc., Class A *	14,069	358,619
Stock Building Supply Holdings, Inc. *	6,137	118,935
TAL International Group, Inc. *	13,242	262,192
Textainer Group Holdings Ltd.	8,768	198,683
Titan Machinery, Inc. *	6,784	95,315
Veritiv Corp. *	3,228	120,275

		4,722,468

Transportation Infrastructure 0.0% †
Wesco Aircraft Holdings, Inc. *	24,486	352,354

Water Utilities 0.2%
American States Water Co.	15,100	582,105
Artesian Resources Corp., Class A	2,910	62,769
California Water Service Group	19,041	409,953
Connecticut Water Service, Inc.	4,348	148,006
Consolidated Water Co., Ltd.	5,587	67,603
Middlesex Water Co.	6,382	145,126
SJW Corp.	6,326	188,831
York Water Co. (The)	5,094	108,706

		1,713,099

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	14,419	140,297
NTELOS Holdings Corp. *	6,633	42,385
RingCentral, Inc., Class A *	21,273	419,078
Shenandoah Telecommunications Co.	9,605	330,220
Spok Holdings, Inc.	8,665	144,965

		1,076,945

Total Common Stocks (cost $568,007,997)		738,224,396

Right 0.0% †

	Number of Rights	Market Value

Wireless Telecommunication Services 0.0% †
Leap Wireless International, Inc. *(b)	25,203	63,512

Total Right (cost $—)		63,512

Warrant 0.0% †

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0% †
Magnum Hunter Resources Corp., expiring 04/15/16 *(a)(b)	7,307	0

Total Warrant (cost $—)		0

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (c)(d)	3,198,335	3,198,335

Total Mutual Fund (cost $3,198,335)		3,198,335

Repurchase Agreement 7.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $59,657,474, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $60,850,015. (d)	$59,656,877	59,656,877

Total Repurchase Agreement (cost $59,656,877)		59,656,877

Total Investments (cost $630,863,209) (e) — 106.4%		801,143,120
Liabilities in excess of other assets — (6.4%)		(48,040,252)

NET ASSETS — 100.0%		$753,102,868

*	Denotes a non-income producing security.
—	Amounts designated as “—” are zero or have been rounded to zero.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $61,217,705.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of July 31, 2015.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $62,855,212.
(e)	At July 31, 2015, the tax basis cost of the Fund’s investments was $650,380,506, tax unrealized appreciation and depreciation were $208,473,107 and $(57,710,493), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

At July 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
125	Russell 2000 Mini Future	09/18/15	$15,440,000	$(229,469)

At July 31, 2015, the Fund has $586,500 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,933,229	$—	$—	$10,933,229
Air Freight & Logistics	4,059,931	—	—	4,059,931
Airlines	2,316,149	—	—	2,316,149
Auto Components	8,000,154	—	—	8,000,154
Automobiles	240,360	—	—	240,360
Banks	62,457,203	—	—	62,457,203
Beverages	1,340,627	—	—	1,340,627
Biotechnology	53,068,464	—	—	53,068,464
Building Products	6,725,599	—	—	6,725,599
Capital Markets	11,491,241	—	—	11,491,241
Chemicals	13,694,768	—	—	13,694,768
Commercial Services & Supplies	15,569,333	—	—	15,569,333
Communications Equipment	10,512,151	—	—	10,512,151
Construction & Engineering	5,408,687	—	—	5,408,687
Construction Materials	1,101,877	—	—	1,101,877
Consumer Finance	3,784,051	—	—	3,784,051
Containers & Packaging	2,147,313	—	—	2,147,313
Distributors	1,979,232	—	—	1,979,232
Diversified Consumer Services	8,390,885	—	—	8,390,885
Diversified Financial Services	2,945,767	—	—	2,945,767
Diversified Telecommunication Services	5,103,147	—	—	5,103,147
Electric Utilities	8,694,429	—	—	8,694,429
Electrical Equipment	6,262,055	—	—	6,262,055
Electronic Equipment, Instruments & Components	17,883,487	—	—	17,883,487
Energy Equipment & Services	8,192,463	—	—	8,192,463
Food & Staples Retailing	6,546,130	—	—	6,546,130
Food Products	11,081,985	—	—	11,081,985
Gas Utilities	7,601,279	—	—	7,601,279
Health Care Equipment & Supplies	27,269,547	—	—	27,269,547

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common stocks (continued)
Health Care Providers & Services	$20,980,027	$—	$—	$20,980,027
Health Care Technology	3,996,681	—	—	3,996,681
Hotels, Restaurants & Leisure	25,736,419	—	—	25,736,419
Household Durables	9,599,826	—	—	9,599,826
Household Products	1,283,104	—	—	1,283,104
Independent Power and Renewable Electricity Producers	4,461,644	—	—	4,461,644
Industrial Conglomerates	290,517	—	—	290,517
Information Technology Services	16,479,494	—	—	16,479,494
Insurance	17,328,213	—	—	17,328,213
Internet & Catalog Retail	5,550,681	—	—	5,550,681
Internet Software & Services	19,012,143	—	—	19,012,143
IT Services	93,200	—	—	93,200
Leisure Products	2,222,237	—	—	2,222,237
Life Sciences Tools & Services	4,551,209	32,427	—	4,583,636
Machinery	19,521,716	—	—	19,521,716
Marine	1,279,059	—	—	1,279,059
Media	11,904,891	—	—	11,904,891
Metals & Mining	5,989,521	—	—	5,989,521
Multiline Retail	3,000,195	—	—	3,000,195
Multi-Utilities	2,571,064	—	—	2,571,064
Oil, Gas & Consumable Fuels	14,978,289	—	—	14,978,289
Paper & Forest Products	4,283,114	—	—	4,283,114
Personal Products	1,179,347	—	—	1,179,347
Pharmaceuticals	15,355,497	—	—	15,355,497
Professional Services	10,364,773	—	—	10,364,773
Real Estate Investment Trusts (REITs)	66,315,197	—	—	66,315,197
Real Estate Management & Development	3,186,118	—	—	3,186,118
Road & Rail	5,567,010	—	—	5,567,010
Semiconductors & Semiconductor Equipment	22,039,693	—	—	22,039,693
Software	33,614,000	—	—	33,614,000
Specialty Retail	23,763,308	—	—	23,763,308
Technology Hardware, Storage & Peripherals	4,889,110	—	—	4,889,110
Textiles, Apparel & Luxury Goods	7,972,094	—	—	7,972,094
Thrifts & Mortgage Finance	14,833,426	—	—	14,833,426
Tobacco	1,332,743	—	—	1,332,743
Trading Companies & Distributors	4,722,468	—	—	4,722,468
Transportation Infrastructure	352,354	—	—	352,354
Water Utilities	1,713,099	—	—	1,713,099
Wireless Telecommunication Services	1,076,945	—	—	1,076,945

Total Common Stocks	$738,191,969	$32,427	$—	$738,224,396

Mutual Fund	3,198,335	—	—	3,198,335
Repurchase Agreement	—	59,656,877	—	59,656,877
Right	—	—	63,512	63,512
Warrant	—	—	—	—

Total Assets	$741,390,304	$59,689,304	$63,512	$801,143,120

Liabilities:
Futures Contracts	$(229,469)	$—	$—	$(229,469)

Total Liabilities	$(229,469)	$—	$—	$(229,469)

Total	$741,160,835	$59,689,304	$63,512	$800,913,651

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 10/31/14	$—	$63,512	$63,512
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 07/31/15	$—	$63,512	$63,512

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Fund is subject to equity price risk in the normal course of pursuing its objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(229,469)

Total		$(229,469)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 5.1%
Lockheed Martin Corp.	63,800	$13,212,980
Raytheon Co.	63,800	6,959,942

		20,172,922

Biotechnology 9.9%
Amgen, Inc.	63,800	11,266,442
Biogen, Inc. *	63,800	20,338,164
Gilead Sciences, Inc.	63,800	7,519,468

		39,124,074

Communications Equipment 9.5%
ARRIS Group, Inc. *	63,800	1,972,696
Brocade Communications Systems, Inc.	63,800	654,588
Ciena Corp. *	63,800	1,623,710
Cisco Systems, Inc.	63,800	1,813,196
Comtech Telecommunications Corp.	63,800	1,838,078
F5 Networks, Inc. *	63,800	8,558,132
Harmonic, Inc. *	63,800	383,438
Harris Corp.	63,800	5,291,572
InterDigital, Inc.	63,800	3,449,666
JDS Uniphase Corp. *	63,800	707,542
Juniper Networks, Inc.	63,800	1,813,196
Motorola Solutions, Inc.	63,800	3,838,208
Nokia OYJ,ADR-FI	63,800	449,790
Polycom, Inc. *	63,800	726,044
QUALCOMM, Inc.	63,800	4,108,082

		37,227,938

Diversified Telecommunication Services 0.6%
AT&T, Inc.	63,800	2,216,412

Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp., Class A	63,800	3,598,958
Corning, Inc.	63,800	1,191,784
FLIR Systems, Inc.	63,800	1,964,402
LG Display Co., Ltd., ADR-KR	63,800	610,566

		7,365,710

Energy Equipment & Services 3.0%
Baker Hughes, Inc.	63,800	3,709,970
Halliburton Co.	63,800	2,666,202
Schlumberger Ltd.	63,800	5,283,916

		11,660,088

Health Care Equipment & Supplies 4.3%
Baxter International, Inc.	63,800	2,557,104
Boston Scientific Corp. *	63,800	1,106,292
CONMED Corp.	63,800	3,618,736
Medtronic PLC	63,800	5,001,282
St. Jude Medical, Inc.	63,800	4,709,716

		16,993,130

Health Care Technology 0.4%
Veeva Systems, Inc., Class A *	63,800	1,717,496

Information Technology Services 11.3%
Amdocs Ltd.	63,800	3,741,870
Automatic Data Processing, Inc.	63,800	5,089,326
Computer Sciences Corp.	63,800	4,174,434
DST Systems, Inc.	63,800	6,963,770
International Business Machines Corp.	63,800	10,334,962
MasterCard, Inc., Class A	63,800	6,214,120
Teradata Corp. *	63,800	2,367,618
Visa, Inc., Class A	63,800	4,806,692
Xerox Corp.	63,800	703,076

		44,395,868

Internet Software & Services 6.1%
Akamai Technologies, Inc. *	63,800	4,894,098
eBay, Inc. *	63,800	1,794,056
Facebook, Inc., Class A *	63,800	5,997,838
j2 Global, Inc.	63,800	4,491,520
VeriSign, Inc. *(a)	63,800	4,525,972
Yahoo!, Inc. *	63,800	2,339,546

		24,043,030

Life Sciences Tools & Services 2.9%
Agilent Technologies, Inc.	63,800	2,612,610
Thermo Fisher Scientific, Inc.	63,800	8,902,014

		11,514,624

Pharmaceuticals 7.5%
AstraZeneca PLC,ADR-UK	63,800	2,155,802
Bristol-Myers Squibb Co.	63,800	4,187,832
Novartis AG,ADR-CH	63,800	6,619,250
Valeant Pharmaceuticals International, Inc. *	63,800	16,430,414

		29,393,298

Semiconductors & Semiconductor Equipment 11.0%
Altera Corp.	63,800	3,168,308
Analog Devices, Inc.	63,800	3,721,454
Applied Materials, Inc.	63,800	1,107,568
ARM Holdings PLC,ADR-UK	63,800	3,001,152
Broadcom Corp., Class A	63,800	3,228,918
Cypress Semiconductor Corp. *	63,800	732,424
Intel Corp.	63,800	1,847,010
KLA-Tencor Corp.	63,800	3,384,590
Lam Research Corp.	63,800	4,904,306
Linear Technology Corp.	63,800	2,615,800
Marvell Technology Group Ltd.	63,800	793,672
Microchip Technology, Inc.	63,800	2,733,192
NVIDIA Corp.	63,800	1,272,810
SunEdison, Inc. *	63,800	1,485,264
Teradyne, Inc.	63,800	1,228,788
Tessera Technologies, Inc.	63,800	2,211,308
Texas Instruments, Inc.	63,800	3,188,724
Xilinx, Inc.	63,800	2,663,650

		43,288,938

Software 16.8%
Activision Blizzard, Inc.	63,800	1,645,402
Adobe Systems, Inc. *	63,800	5,230,962
Autodesk, Inc. *	63,800	3,227,004
CA, Inc.	63,800	1,858,813
Check Point Software Technologies Ltd. *	63,800	5,153,126
Citrix Systems, Inc. *	63,800	4,823,918
Intuit, Inc.	63,800	6,748,126
Microsoft Corp.	63,800	2,979,460
Open Text Corp.	63,800	2,903,538
Oracle Corp.	63,800	2,548,172
Progress Software Corp. *	63,800	1,893,584
PTC, Inc. *	63,800	2,319,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Red Hat, Inc. *	63,800	$5,045,304
salesforce.com, Inc. *	63,800	4,676,540
SAP SE,ADR-DE (a)	63,800	4,572,546
Symantec Corp.	63,800	1,450,812
Synopsys, Inc. *	63,800	3,243,592
VMware, Inc., Class A *	63,800	5,686,494

		66,006,523

Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	63,800	7,738,940
EMC Corp.	63,800	1,715,582
Hewlett-Packard Co.	63,800	1,947,176
NetApp, Inc.	63,800	1,987,370
QLogic Corp. *	63,800	565,906
SanDisk Corp.	63,800	3,846,502
Seagate Technology PLC	63,800	3,228,280
Western Digital Corp.	63,800	5,490,628

		26,520,384

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	63,800	1,876,358

Total Common Stocks (cost $221,891,466)		383,516,793

Exchange Traded Fund 2.0%

	Shares	Market Value
Equity Fund 2.0%
Powershares QQQ Trust	69,687	7,801,460

Total Exchange Traded Fund (cost $7,600,406)		7,801,460

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.15% (b)(c)	454,855	454,855

Total Mutual Fund (cost $454,855)		454,855

Repurchase Agreement 2.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 07/31/15, due 08/03/15, repurchase price $8,484,253, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $8,653,851. (c)	$8,484,168	8,484,168
Total Repurchase Agreement (cost $8,484,168)		8,484,168

Total Investments (cost $238,430,895) (d) — 101.8%		400,257,276
Liabilities in excess of other assets — (1.8%)		(7,090,825)

NET ASSETS — 100.0%		$393,166,451

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $8,759,115.
(b)	Represents 7-day effective yield as of July 31, 2015.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2015 was $8,939,023.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $246,970,186, tax unrealized appreciation and depreciation were $155,774,777 and $(2,487,687), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
DE	Germany
FI	Finland
KR	South Korea
Ltd.	Limited
OYJ	Public Traded Company
PLC	Public Limited Company
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$383,516,793	$—	$—	$383,516,793
Exchange Traded Fund	7,801,460	—	—	7,801,460
Mutual Fund	454,855	—	—	454,855
Repurchase Agreement	—	8,484,168	—	8,484,168

Total	$391,773,108	$8,484,168	$—	$400,257,276

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.8%

	Principal Amount	Market Value
Alaska 1.8%
Alaska State, International Airports Revenue, Refunding, RB, NATL-RE Insured, Series D, 5.00%, 10/01/22	$500,000	$526,580
Anchorage Alaska Schools, Refunding, GO, NATL Insured, Series B, 5.00%, 09/01/17	580,000	631,899

		1,158,479

Arizona 3.6%
City of Phoenix, Civic Improvement Corp., 5.00%, 07/01/26	200,000	240,006
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,134,152
Tucson Arizona, Water System Revenue, RB, 5.00%, 07/01/21	775,000	864,257

		2,238,415

California 19.0%
Apple Valley Unified School District, California State, Refunding, GO, BAM Insured, 4.00%, 08/01/20	425,000	476,212
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	715,000	796,381
California State, Department of Water Resources, Power Supply Revenue, Unrefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	285,000	316,897
California State, GO, 5.00%, 10/01/20	750,000	884,205
California State, San Leandro Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 08/01/25	500,000	599,310
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	315,000	365,274
California State, Various Purposes, GO, 5.63%, 04/01/25	1,300,000	1,508,767
Chico, Unified School District, Election 1998, GO, AGM Insured, Series B, 5.00%, 08/01/25	625,000	695,619
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	605,000
Long Beach, Unified School District, Election 2008, GO
Series A, 5.25%, 08/01/24	525,000	600,763
Series A, 5.25%, 08/01/25	500,000	570,485
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	1,000,000	1,199,750
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,198,990
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1,000,000	1,155,370
Torrance, Unified School District, Election 2008, Measure Y, Prerefunded Balance, GO, 5.50%, 08/01/25	775,000	911,354

		11,884,377

Colorado 0.8%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	470,851

Connecticut 1.8%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,148,740

Florida 8.6%
Florida State, Board of Education, Public Education, Refunding, GO
Series A, 5.00%, 06/01/18	525,000	585,910
Series D, 5.00%, 06/01/22	2,000,000	2,381,760
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,234,443
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	970,000	1,185,379

		5,387,492

Georgia 0.5%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB, 5.00%, 11/01/22	250,000	298,105

Hawaii 10.4%
Hawaii State, Refunding, GO
Series EA, 5.00%, 12/01/19	1,330,000	1,542,640
Series EF, 5.00%, 11/01/23	1,140,000	1,361,206
Honolulu City and County, Prerefunded Balance, GO, Series A, 5.00%, 04/01/25	1,080,000	1,231,578
Honolulu City and County, Refunding, GO, Series B, 5.00%, 11/01/24	635,000	758,139
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	496,022
University of Hawaii Revenue, RB
Series A, 5.50%, 10/01/22	500,000	577,455
Series A, 5.50%, 10/01/23	500,000	576,165

		6,543,205

Idaho 4.1%
Boise State University, Refunding, RB, Series A, 5.00%, 04/01/24	425,000	507,867
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB
Series A, 5.00%, 07/15/22	580,000	648,962
Series A, 5.25%, 07/15/24	1,280,000	1,437,478

		2,594,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Illinois 3.3%
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	$1,930,000	$2,037,192

Maryland 0.9%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	564,810

Massachusetts 5.5%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	356,343
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, Series B-1, 5.00%, 10/15/20	1,620,000	1,914,078
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Senior Series A, 5.25%, 07/01/18	600,000	676,074
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	478,545

		3,425,040

Minnesota 1.6%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	840,000	989,394

Nevada 3.8%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,790,942
Nevada State, Capital Improvement and Cultural Affairs, Refunding, GO, Series B, 5.00%, 11/01/24	500,000	610,020

		2,400,962

New Jersey 4.2%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB,
Series A, 5.25%, 12/15/21	760,000	833,036
Series A, 5.50%, 12/15/22	1,020,000	1,134,301
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, AGM Insured, Series C, 5.50%, 12/15/17	625,000	678,007

		2,645,344

New York 4.8%
New York City, Fiscal 2008, Sub-Series C-1, GO, AGM Insured, 5.00%, 10/01/24	705,000	768,831
New York City, GO, 5.00%, 08/01/20	500,000	583,425
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,207,397
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	475,932

		3,035,585

Oregon 3.0%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	250,000	297,425
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	860,000	953,043
State of Oregon, Article Xi-N Seismic Project, RB, 5.00%, 06/01/24	515,000	632,420

		1,882,888

Pennsylvania 0.9%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	583,090

South Carolina 1.0%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	596,390

Texas 11.7%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	500,000	592,280
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	1,800,000	2,080,800
Lower Colorado River Authority, RB
5.00%, 05/15/21	1,100,000	1,236,840
5.00%, 05/15/22	800,000	899,016
5.00%, 05/15/23	90,000	100,858
North East Independent School District, Texas School Building, GO, PSF-GTD, Series A, 5.00%, 08/01/17	650,000	705,705
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	593,225
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	500,000	538,880
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	500,000	554,670

		7,302,274

Virginia 2.4%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	554,805
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	921,881

		1,476,686

Washington 5.1%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,148,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Washington (continued)
King County, Issaquah School District No. 411, Refunding, GO, 5.00%, 12/01/23	$500,000	$606,045
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	250,000	296,470
Washington State, Various Purpose, Prerefunded Balance, GO, Series A, 5.00%, 07/01/19	500,000	541,360
Washington State, Various Purpose, Refunding, GO, Series R, 5.00%, 07/01/20	520,000	608,509

		3,201,134

Total Municipal Bonds (cost $59,473,530)		61,864,760

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.00% (a)	501,997	501,997

Total Mutual Fund (cost $501,997)		501,997

Total Investments (cost $59,975,527) (b)(c) — 99.6%		62,366,757
Other assets in excess of liabilities — 0.4%		258,715

NET ASSETS — 100.0%		$62,625,472

(a)	Represents 7-day effective yield as of July 31, 2015.
(b)	At July 31, 2015, the tax basis cost of the Fund’s investments was $59,975,527, tax unrealized appreciation and depreciation were $2,540,006 and $(148,776), respectively.
(c)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5%of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2015, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 22.55% and 7.23%, respectively.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
PSF	Priority Solidarity Fund
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$61,864,760	$—	$61,864,760
Mutual Fund	501,997	—	—	501,997

Total	$501,997	$61,864,760	$—	$62,366,757

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2015 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 69.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	264,605	$2,452,892

Total Alternative Assets (cost $2,584,927)		2,452,892

Equity Funds 26.0%
Nationwide International Index Fund, Institutional Class (a)	238,427	1,974,176
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	63,106	1,234,362
Nationwide S&P 500 Index Fund, Institutional Class (a)	157,668	2,450,162
Nationwide Small Cap Index Fund, Institutional Class (a)	47,439	738,627

Total Equity Funds (cost $6,079,453)		6,397,327

Fixed Income Funds 33.0%
Nationwide Bond Index Fund, Institutional Class (a)	620,022	6,894,641
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	129,146	1,226,891

Total Fixed Income Funds (cost $8,158,635)		8,121,532

Total Mutual Funds (cost $16,823,015)		16,971,751

Exchange Traded Funds 16.0%
Fixed Income Funds 16.0%
iShares iBoxx $ High Yield Corporate Bond ETF	8,378	737,013
iShares Intermediate Credit Bond ETF	29,340	3,198,353

Total Exchange Traded Funds (cost $3,977,632)		3,935,366

Fixed Contract 15.0%

	Principal Amount
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$3,678,173	3,678,173

Total Fixed Contract (cost $3,678,173)		3,678,173

Total Investments (cost $24,478,820) (d) — 100.0%		24,585,290
Liabilities in excess of other assets — 0.0% †		(12,155)

NET ASSETS — 100.0%		$24,573,135

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2015, the tax basis cost of the Fund’s investments was $24,708,925, tax unrealized appreciation and depreciation were $179,677 and $(303,312), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Retirement Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,935,366	$—	$—	$3,935,366
Fixed Contract	—	—	3,678,173	3,678,173
Mutual Funds	16,971,751	—	—	16,971,751

Total	$20,907,117	$—	$3,678,173	$24,585,290

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2015 (Unaudited)

Nationwide Retirement Income Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	32,773	32,773
Purchases	4,342,006	4,342,006
Sales	(696,606)	(696,606)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/15	$3,678,173	$3,678,173

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$3,678,173	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 24, 2015

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2015